                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-63238
                                                              File No. 811-07742

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
                                                  ---------
         Post-Effective Amendment No.                32                      /X/
                                                  ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                               33
                                                  ---------

                              VOYAGEUR MUTUAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             January 3, 2007

It is proposed that this filing will become effective:
    /X/     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date), 2006 pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

    / /   This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 32 to Registration File No. 033-63238 includes the following:

          1.   Facing Page

          2.   Contents Page

          3.   Part A - Prospectus (1)

          4.   Part B - Statement of Additional Information (1)

          5.   Part C - Other Information (1)

          6.   Signatures

          7.   Exhibits

          (1)  This  Registration  Statement  contains  one  Prospectus  and one
               Statement of Additional  Information for six registrants (each of which offers its shares in one or more series). This Registration
               Statement  contains  one  Part  C for  the  Registrant.  Separate
               Registration Statements,  each of which incorporates by reference
               the  common   Prospectus  and  common   Statement  of  Additional
               Information and includes its own Part C, also are being filed for each of the five other registrants.

               This  Post-Effective  Amendment  relates  to the Class A, B and C
               shares  of  the  Registrant's  five  series,   Delaware  Tax-Free
               California Fund,  Delaware Tax-Free Idaho Fund, Delaware Tax-Free
               New York Fund, Delaware Tax-Free Minnesota  High-Yield  Municipal
               Bond Fund and Delaware National  High-Yield  Municipal Bond Fund.
               The Class A, B and C shares of Delaware Tax-Free California Fund,
               Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and
               Delaware Tax-Free  Minnesota  High-Yield  Municipal Bond Fund are
               described in a common  Prospectus  and  Statement  of  Additional filed as  Parts A and B of this  Registration  Statement.  Part C filed herein relates to all series of the  Registrant.  The Class
               A,  B and  C  shares  of  the  of  Delaware  National  High-Yield
               Municipal  Bond Fund Series of the  Registrant are described in a separate Prospectus and Statement of Additional Information.  The
               Prospectus  and Statement of Additional  Information  of Delaware
               National  High-Yield  Municipal Bond Fund are  incorporated  into this filing by reference to  Post-Effective  Amendment  No. 34 to the  Registration  Statement  on  Form  N-1A  of  Delaware  Group
               Tax-Free Funds (File No. 002-86606) filed January 3, 2007.

                             VOYAGEUR INSURED FUNDS
                    Delaware Tax-Free Minnesota Insured Fund

                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS
                  Delaware Tax-Free Minnesota Intermediate Fund

                      DELAWARE INVESTMENTS MUNICIPAL TRUST
                      (formerly, Voyageur Investment Trust)
                     Delaware Tax-Free Florida Insured Fund

                             VOYAGEUR TAX-FREE FUNDS
                        Delaware Tax-Free Minnesota Fund

                 (each, a "Fund" and collectively, the "Funds")

           Amendment to the Funds' Prospectus dated December 29, 2006

This  Amendment  is designed to replace  certain  information  contained  in the
Prospectus  dated  December  29,  2006.  The new  information  is a result of an accounting  restatement  to treat inverse  floater  programs as  financings  for accounting  purposes where a fund has  transferred  its own municipal bonds to a trust that issues the inverse floaters.  Previously, the Funds had treated these transactions as a sale of the municipal bonds. Consequently, certain expenses of an  inverse  floater  program  will be deemed to be Fund  expenses.  While  this requires  revisions to expense tables and certain  historical expense ratios for
Delaware  Tax-Free Florida Insured Fund,  Delaware  Tax-Free  Minnesota Fund and
Delaware Tax-Free  Minnesota Insured Fund and certain  historical expense ratios for Delaware Tax-Free  Minnesota  Intermediate Fund, this change does not affect the current or historical net asset value, total return or net investment income for those Funds.

The  following,  which is applicable to the Delaware  Tax-Free  Florida  Insured
Fund,  Delaware Tax-Free  Minnesota Fund and Delaware Tax-Free Minnesota Insured
Fund only,  replaces the "What are the Funds' fees and expenses?" section in the
Funds' Prospectus:

----------------------------- ------------------------------------------------------------------------------------------------
Sales charges are fees paid                               Delaware Tax-Free Florida Insured Fund
directly from your                                           Delaware Tax-Free Minnesota Fund
investments when you buy or                              Delaware Tax-Free Minnesota Insured Fund
sell shares of the Funds.
                              -------------------------------------------------------- ------------ ------------- ------------
                              CLASS                                                    A            B             C
                              -------------------------------------------------------- ------------ ------------- ------------
                              Maximum sales charge (load) imposed on purchases as a    4.50%        none          none
                              percentage of offering price
                              -------------------------------------------------------- ------------ ------------- ------------
                              Maximum contingent deferred sales charge (load) as a
                              percentage of original purchase price or redemption
                              price, whichever is lower                                none(1)      4.00%(2)      1.00%(3)
                              -------------------------------------------------------- ------------ ------------- ------------
                              Maximum sales charge (load) imposed on reinvested
                              dividends                                                none         none          none
                              -------------------------------------------------------- ------------ ------------- ------------
                              Redemption fees                                          none         none          none

                              -------------------------------------------------------- ------------ ------------- ------------

------------------------------------ -----------------------------------------------------------------------------------------
Annual fund operating expenses are                            Delaware Tax-Free Florida Insured Fund
deducted from the Funds' assets.
                                     ------------------------------------------------- ------------ ------------- ------------
                                     CLASS                                             A            B             C
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Management fees(4)                                0.50%        0.50%         0.50%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Distribution and service (12b-1) fees             0.25%        1.00%         1.00%
                                     ------------------------------------------------- ------------ ------------- ------------
                                         Interest and Related Expenses(5)              0.24%        0.24%         0.24%
                                     ------------------------------------------------- ------------ ------------- ------------
                                         Other Expenses                                0.19%        0.19%         0.19%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Total other expenses                              0.43%        0.43%         0.43%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Total annual fund operating expenses              1.18%        1.93%         1.93%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Fee waivers and payments                          (0.08%)      (0.08%)       (0.08%)
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Net expenses                                      1.10%        1.85%         1.85%
                                     -----------------------------------------------------------------------------------------
                                                                 Delaware Tax-Free Minnesota Fund
                                     ------------------------------------------------- ------------ ------------- ------------
                                     CLASS                                             A            B             C
                                      ------------------------------------------------- ------------ ------------- -----------
                                     Management fees(4)                                0.55%        0.55%         0.55%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Distribution and service (12b-1) fees             0.25%        1.00%         1.00%
                                     ------------------------------------------------- ------------ ------------- ------------
                                         Interest and Related Expenses(5)              0.26%        0.26%         0.26%
                                     ------------------------------------------------- ------------ ------------- ------------
                                         Other Expenses                                0.14%        0.14%         0.14%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Total other expenses                              0.40%        0.40%         0.40%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Total annual fund operating expenses              1.20%        1.95%         1.95%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Fee waivers and payments                          (0.01%)      (0.01%)       (0.01%)
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Net expenses                                      1.19%        1.94%         1.94%
                                     -----------------------------------------------------------------------------------------
                                                             Delaware Tax-Free Minnesota Insured Fund
                                     ------------------------------------------------- ------------ ------------- ------------
                                     CLASS                                             A            B             C
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Management fees(4)                                0.50%        0.50%         0.50%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Distribution and service (12b-1) fees             0.25%        1.00%         1.00%
                                     ------------------------------------------------- ------------ ------------- ------------
                                         Interest and Related Expenses(5)              0.19%        0.19%         0.19%
                                     ------------------------------------------------- ------------ ------------- ------------
                                         Other Expenses                                0.15%        0.15%         0.15%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Total other expenses                              0.34%        0.34%         0.34%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Total annual fund operating expenses              1.09%        1.84%         1.84%
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Fee waivers and payments                          (0.01%)      (0.01%)       (0.01%)
                                     ------------------------------------------------- ------------ ------------- ------------
                                     Net expenses                                      1.08%        1.83%         1.83%
                                     ------------------------------------------------- ------------ ------------- ------------

-------------------------------------------- ---------------------------------------------------------------------------------
This example is intended to help you                             Delaware Tax-Free Florida Insured Fund(7)
compare the cost of investing in the Funds
to the cost of investing in other mutual     ----------------- ------------ ---------- -------------- ---------- -------------
funds with similar investment objectives.    CLASS             A            B          B              C          C
We show the cumulative amount of Fund                                                  (if redeemed)             (if redeemed)
expenses on a hypothetical investment of     ----------------- ------------ ---------- -------------- ---------- -------------
$10,000 with an annual 5% return over the    1 year            $557         $188       $588           $188       $288
time shown.(6) This example reflects the     ----------------- ------------ ---------- -------------- ---------- -------------
net operating expenses with expense          3 years           $800         $598       $823           $598       $598
waivers for the one-year contractual         ----------------- ------------ ---------- -------------- ---------- -------------
period and the total operating expenses      5 years           $1,062       $1,034     $1,184         $1,034     $1,034
without expense waivers for years two        ----------------- ------------ ---------- -------------- ---------- -------------
through 10.  This is an example only, and    10 years          $1,811       $2,052     $2,052         $2,247     $2,247
does not represent future expenses, which    ---------------------------------------------------------------------------------
may be greater or less than those shown                             Delaware Tax-Free Minnesota Fund(7)
here.                                        ----------------- ------------ ---------- -------------- ---------- -------------
                                             CLASS             A            B          B (if          C          C (if
                                                                                       redeemed)                 redeemed)
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             1 year            $566         $197       $597           $197       $297
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             3 years           $813         $611       $836           $611       $611
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             5 years           $1,079       $1,051     $1,201         $1,051     $1,051
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             10 years          $1,838       $2,080     $2,080         $2,274     $2,274
                                             ---------------------------------------------------------------------------------
                                                                Delaware Tax-Free Minnesota Insured Fund(7)
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             CLASS             A            B          B (if          C          C (if
                                                                                       redeemed)                 redeemed)
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             1 year            $555         $186       $586           $186       $286
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             3 years           $780         $578       $803           $576       $576
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             5 years           $1,023       $995       $1,145         $995       $995
                                             ----------------- ------------ ---------- -------------- ---------- -------------
                                             10 years          $1,718       $1,961     $1,961         $2,158     $2,158
-------------------------------------------- ----------------- ------------ ---------- -------------- ---------- -------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse  expenses through December 31, 2007 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses, taxes, interest,  inverse floater program expenses (as defined in footnote 5 below),  brokerage fees, certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate  amount,  0.61%,
     0.68%  and 0.64% of  average  daily net  assets  of the  Delaware  Tax-Free
     Florida  Insured  Fund,  Delaware  Tax-Free  Minnesota  Fund  and  Delaware
     Tax-Free  Minnesota  Insured  Fund.  For  purposes  of  these  waivers  and reimbursements, non-routine expenses may also include such additional costs and  expenses as may be agreed upon from time to time by the Funds'  Boards and the Manager.

(5)  Interest and Related  Expenses  include,  but are not limited to,  interest expense,  remarketing  fees,  liquidity  fees and  trustees'  fees from the
     Fund's  participation  in  inverse  floater  programs  where  the  Fund has transferred its own bonds to a trust that issues the inverse floaters.

(6)  The  Funds'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  Class B shares  automatically  convert  to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the "Inverse floaters" disclosure in the section entitled
"The securities we typically invest in" in the Funds' Prospectus:

------------------------------ -------------------------------------------------------------------------------------
         Securities                                              How we use them
------------------------------ ------------------------------ --------------------- ------------------ -------------
                                   Insured Single-State           Single-State          Tax-Free        Minnesota
                                                                Tax-Exempt Funds                        High-Yield
                                                                (AZ, CA, CO, ID,        Minnesota       Municipal
                                 Tax-Exempt Funds (FL, MN)          MN, NY)         Intermediate Fund   Bond Fund
------------------------------ -------------------------------------------------------------------------------------
Inverse floaters: Inverse      We may invest up to 25% of each Fund's respective net assets in inverse floaters
floaters are instruments       when the underlying bond is tax-exempt.  Otherwise, each Fund's investments in
with floating or variable      taxable instruments, non-insured securities (for the Insured Funds) and securities
interest rates that move in    rated below investment grade (other than Minnesota High-Yield Municipal Bond Fund),
the opposite direction of      including inverse floaters on taxable bonds, are limited to 20% of a Fund's net
short-term interest rates,     assets.  Where a Fund has invested in inverse floaters that are deemed to be
usually at an accelerated      borrowings, a Fund will designate cash and liquid securities in an amount
speed.  Consequently, the      sufficient to terminate the inverse floater program, and will adjust the value of
market values of inverse       those designated assets on a daily basis.
floaters will generally be
more volatile than other
tax-exempt investments.
Certain inverse floater
programs may be considered
to be a form of borrowing.
------------------------------ -------------------------------------------------------------------------------------

Please see the  Statement  of  Additional  Information  ("SAI")  for  additional descriptions of the securities listed in the table above.

The  following,  which is applicable  to the Funds only,  replaces the Financial
Highlights section in the Funds' Prospectus:

The financial  highlights  tables are intended to help you understand the Funds'
financial  performance.  All "per share" information  reflects financial results for a single Fund share.  The information has been audited by Ernst & Young LLP, whose reports,  along with the Funds' financial statements,  are included in the
Funds'  Statement of  Additional  Information  dated  January 3, 2007,  which is available upon request by calling 800 523-1918.

                                Income (Loss) from Investment            Less Dividends and
                                         Operations                        Distributions

                                                 Net
                                              Realized
                                                 and                              Distributions
                      Net Asset              Unrealized                 Dividends    from Net       Total
                        Value,      Net         Gain      Total from    from Net    Realized      Dividends
                      Beginning  Investment   (Loss) on   Investment   Investment    Gain on         and
                      of Period    Income    Investments  Operations     Income    Investments  Distributions
Delaware Tax-Free
Florida Insured Fund
Class A - 8/31/06      $11.330     0.494      (0.190)       0.304       (0.494)          ---      (0.494)
Class A - 8/31/05      $11.250     0.507        0.080       0.587       (0.507)          ---      (0.507)
Class A - 8/31/04      $11.110     0.533        0.140       0.673       (0.533)          ---      (0.533)
Class A - 8/31/03      $11.330     0.523      (0.220)       0.303       (0.523)          ---      (0.523)
Class A - 8/31/02      $11.230     0.532        0.100       0.632       (0.532)          ---      (0.532)

Class B - 8/31/06      $11.330     0.411      (0.180)       0.231       (0.411)          ---      (0.411)
Class B - 8/31/05      $11.260     0.422        0.070       0.492       (0.422)          ---      (0.422)
Class B - 8/31/04      $11.120     0.448        0.140       0.588       (0.448)          ---      (0.448)
Class B - 8/31/03      $11.330     0.437      (0.210)       0.227       (0.437)          ---      (0.437)
Class B - 8/31/02      $11.230     0.445        0.100       0.545       (0.445)          ---      (0.445)

Class C - 8/31/06      $11.330     0.410      (0.180)       0.230       (0.410)          ---      (0.410)
Class C - 8/31/05      $11.260     0.422        0.070       0.492       (0.422)          ---      (0.422)
Class C - 8/31/04      $11.120     0.448        0.140       0.588       (0.448)          ---      (0.448)
Class C - 8/31/03      $11.330     0.437      (0.210)       0.227       (0.437)          ---      (0.437)
Class C - 8/31/02      $11.240     0.447        0.090       0.537       (0.447)          ---      (0.447)

Delaware Tax-Free
Minnesota Fund
Class A - 8/31/06      $12.690     0.511      (0.172)       0.339       (0.513)      (0.026)      (0.539)
Class A - 8/31/05      $12.620     0.527        0.222       0.749       (0.526)      (0.153)      (0.679)
Class A - 8/31/04      $12.450     0.590        0.348       0.938       (0.600)      (0.168)      (0.768)
Class A - 8/31/03      $12.610     0.622      (0.148)       0.474       (0.625)      (0.009)      (0.634)
Class A - 8/31/02      $12.570     0.634        0.037       0.671       (0.631)          ---      (0.631)

Class B - 8/31/06      $12.700     0.418      (0.172)       0.246       (0.420)      (0.026)      (0.446)
Class B - 8/31/05      $12.630     0.433        0.222       0.655       (0.432)      (0.153)      (0.585)
Class B - 8/31/04      $12.460     0.496        0.348       0.844       (0.506)      (0.168)      (0.674)
Class B - 8/31/03      $12.620     0.529      (0.150)       0.379       (0.530)      (0.009)      (0.539)
Class B - 8/31/02      $12.580     0.540        0.037       0.577       (0.537)          ---      (0.537)

Class C - 8/31/06      $12.720     0.418      (0.162)       0.256       (0.420)      (0.026)      (0.446)
Class C - 8/31/05      $12.650     0.433        0.222       0.655       (0.432)      (0.153)      (0.585)
Class C - 8/31/04      $12.480     0.495        0.348       0.843       (0.505)      (0.168)      (0.673)
Class C - 8/31/03      $12.640     0.529      (0.151)       0.378       (0.529)      (0.009)      (0.538)
Class C - 8/31/02      $12.590     0.540        0.047       0.587       (0.537)          ---      (0.537)

Delaware Tax-Free
Minnesota Insured Fund
Class A - 8/31/06      $11.110     0.438      (0.200)       0.238       (0.436)      (0.022)      (0.458)
Class A - 8/31/05      $11.020     0.446        0.138       0.584       (0.445)      (0.049)      (0.494)
Class A - 8/31/04      $10.740     0.479        0.282       0.761       (0.481)          ---      (0.481)
Class A - 8/31/03      $10.940     0.498      (0.197)       0.301       (0.501)          ---      (0.501)
Class A - 8/31/02      $10.900     0.514        0.038       0.552       (0.512)          ---      (0.512)

Class B - 8/31/06      $11.100     0.357      (0.200)       0.157       (0.355)      (0.022)      (0.377)
Class B - 8/31/05      $11.010     0.364        0.137       0.501       (0.362)      (0.049)      (0.411)
Class B - 8/31/04      $10.730     0.397        0.282       0.679       (0.399)          ---      (0.399)
Class B - 8/31/03      $10.940     0.415      (0.207)       0.208       (0.418)          ---      (0.418)
Class B - 8/31/02      $10.890     0.433        0.048       0.481       (0.431)          ---      (0.431)

Class C - 8/31/06      $11.120     0.356      (0.200)       0.156       (0.354)      (0.022)      (0.376)
Class C - 8/31/05      $11.030     0.364        0.137       0.501       (0.362)      (0.049)      (0.411)
Class C - 8/31/04      $10.750     0.396        0.282       0.678       (0.398)          ---      (0.398)
Class C - 8/31/03      $10.950     0.414      (0.197)       0.217       (0.417)          ---      (0.417)
Class C - 8/31/02      $10.910     0.433        0.038       0.471       (0.431)          ---      (0.431)

Delaware Tax-Free
Minnesota Intermediate Fund
Class A - 8/31/06      $11.010     0.429      (0.150)       0.279       (0.429)          ---      (0.429)
Class A - 8/31/05      $10.890     0.407        0.120       0.527       (0.407)          ---      (0.407)
Class A - 8/31/04      $10.630     0.444        0.260       0.704       (0.444)          ---      (0.444)
Class A - 8/31/03      $10.720     0.469      (0.088)       0.381       (0.471)          ---      (0.471)
Class A - 8/31/02      $10.580     0.512        0.138       0.650       (0.510)          ---      (0.510)

Class B - 8/31/06      $11.040     0.337      (0.150)       0.187       (0.337)          ---      (0.337)
Class B - 8/31/05      $10.920     0.314        0.120       0.434       (0.314)          ---      (0.314)
Class B - 8/31/04      $10.650     0.352        0.270       0.622       (0.352)          ---      (0.352)
Class B - 8/31/03      $10.740     0.377      (0.088)       0.289       (0.379)          ---      (0.379)
Class B - 8/31/02      $10.600     0.423        0.137       0.560       (0.420)          ---      (0.420)

Class C - 8/31/06      $11.030     0.337      (0.150)       0.187       (0.337)          ---      (0.337)
Class C - 8/31/05      $10.910     0.314        0.120       0.434       (0.314)          ---      (0.314)
Class C - 8/31/04      $10.640     0.352        0.270       0.622       (0.352)          ---      (0.352)
Class C - 8/31/03      $10.730     0.377      (0.088)       0.289       (0.379)          ---      (0.379)
Class C - 8/31/02      $10.590     0.423        0.137       0.560       (0.420)          ---      (0.420)

                                                         Ratio and Supplemental Data

                                                                                          Ratio of
                                                                                             Net
                                                                                          Investment
                                                                                         Income  to
                                                                Ratio of                   Average
                                                               Expenses to                Net Assets
                                                                Average Net                 Prior to
                                           Net                 Assets Prior   Ratio of     Expense
                       Net                Assets,   Ratio of    to Expense       Net     Limitation
                      Asset               End of    Expenses    Limitation   Investment      and
                      Value,              Period   to Average  and Expenses   Income to    Expenses
                     End of    Total      (000)       Net         Paid         Average       Paid      Portfolio
                     Period   Return(1)  Omitted   Assets(2)  Indirectly(2)   Net Assets  Indirectly   Turnover
Delaware Tax-Free
Florida Insured Fund
Class A - 8/31/06   $11.140    2.78%     $92,726     1.10%        1.18%         4.44%       4.36%         7%
Class A - 8/31/05   $11.330    5.32%     $98,326     1.04%        1.14%         4.48%       4.38%        17%
Class A - 8/31/04   $11.250    6.15%     $87,591     1.02%        1.06%         4.72%       4.68%         3%
Class A - 8/31/03   $11.110    2.68%     $95,951     1.02%        1.06%         4.60%       4.56%        26%
Class A - 8/31/02   $11.330    5.83%    $105,773     1.04%        1.13%         4.80%       4.71%        46%

Class B - 8/31/06   $11.150    2.11%      $4,323     1.85%        1.93%         3.69%       3.61%         7%
Class B - 8/31/05   $11.330    4.45%      $5,532     1.79%        1.89%         3.74%       3.64%        17%
Class B - 8/31/04   $11.260    5.36%      $5,002     1.77%        1.81%         3.97%       3.93%         3%
Class B - 8/31/03   $11.120    2.00%      $5,800     1.77%        1.81%         3.85%       3.81%        26%
Class B - 8/31/02   $11.330    5.01%      $5,223     1.79%        1.88%         4.05%       3.96%        46%

Class C - 8/31/06   $11.150    2.10%      $3,564     1.85%        1.93%         3.69%       3.61%         7%
Class C - 8/31/05   $11.330    4.45%      $3,311     1.79%        1.89%         3.74%       3.64%        17%
Class C - 8/31/04   $11.260    5.36%      $1,088     1.77%        1.81%         3.97%       3.93%         3%
Class C - 8/31/03   $11.120    2.00%        $846     1.77%        1.81%         3.85%       3.81%        26%
Class C - 8/31/02   $11.330    4.93%        $560     1.79%        1.88%         4.05%       3.96%        46%

Delaware Tax-Free
Minnesota Fund
Class A - 8/31/06   $12.490    2.78%    $381,720     1.19%        1.20%         4.11%       4.10%        13%
Class A - 8/31/05   $12.690    6.12%    $364,491     1.12%        1.13%         4.19%       4.18%        10%
Class A - 8/31/04   $12.620    7.72%    $348,000     1.08%        1.08%         4.68%       4.68%        25%
Class A - 8/31/03   $12.450    3.80%    $340,029     1.17%        1.17%         4.90%       4.90%        27%
Class A - 8/31/02   $12.610    5.54%    $356,522     1.18%        1.18%         5.11%       5.11%        13%

Class B - 8/31/06   $12.500    2.01%     $11,354     1.94%        1.95%         3.36%       3.35%        13%
Class B - 8/31/05   $12.700    5.33%     $12,810     1.87%        1.88%         3.44%       3.43%        10%
Class B - 8/31/04   $12.630    6.91%     $14,588     1.83%        1.83%         3.93%       3.93%        25%
Class B - 8/31/03   $12.460    3.02%     $16,394     1.92%        1.92%         4.15%       4.15%        27%
Class B - 8/31/02   $12.620    4.75%     $17,043     1.93%        1.93%         4.36%       4.36%        13%

Class C - 8/31/06   $12.530    2.08%     $15,125     1.94%        1.95%         3.36%       3.35%        13%
Class C - 8/31/05   $12.720    5.32%     $13,971     1.87%        1.88%         3.44%       3.43%        10%
Class C - 8/31/04   $12.650    6.90%     $10,811     1.83%        1.83%         3.93%       3.93%        25%
Class C - 8/31/03   $12.480    3.01%     $10,161     1.92%        1.92%         4.15%       4.15%        27%
Class C - 8/31/02   $12.640    4.82%      $7,682     1.93%        1.93%         4.36%       4.36%        13%

Delaware Tax-Free
Minnesota Insured Fund
Class A - 8/31/06   $10.890    2.23%    $212,859     1.08%        1.09%         4.03%       4.02%         5%
Class A - 8/31/05   $11.110    5.42%    $226,671     1.01%        1.02%         4.05%       4.04%        10%
Class A - 8/31/04   $11.020    7.20%    $227,018     0.99%        0.99%         4.37%       4.37%        15%
Class A - 8/31/03   $10.740    2.75%    $231,738     1.08%        1.08%         4.52%       4.52%        30%
Class A - 8/31/02   $10.940    5.25%    $239,763     1.14%        1.14%         4.78%       4.78%        15%

Class B - 8/31/06   $10.880    1.47%     $10,182     1.83%        1.84%         3.28%       3.27%         5%
Class B - 8/31/05   $11.100    4.64%     $12,337     1.76%        1.77%         3.30%       3.29%        10%
Class B - 8/31/04   $11.010    6.41%     $14,317     1.74%        1.74%         3.62%       3.62%        15%
Class B - 8/31/03   $10.730    1.89%     $15,647     1.83%        1.83%         3.77%       3.77%        30%
Class B - 8/31/02   $10.940    4.56%     $14,341     1.89%        1.89%         4.03%       4.03%        15%

Class C - 8/31/06   $10.900    1.46%     $12,554     1.83%        1.84%         3.28%       3.27%         5%
Class C - 8/31/05   $11.120    4.63%     $12,269     1.76%        1.77%         3.30%       3.29%        10%
Class C - 8/31/04   $11.030    6.39%     $12,028     1.74%        1.74%         3.62%       3.62%        15%
Class C - 8/31/03   $10.750    1.97%     $11,966     1.83%        1.83%         3.77%       3.77%        30%
Class C - 8/31/02   $10.950    4.46%      $6,083     1.89%        1.89%         4.03%       4.03%        15%

Delaware Tax-Free
Minnesota Intermediate Fund
Class A - 8/31/06   $10.860    2.62%     $48,297     0.75%        0.97%         3.96%       3.74%        11%
Class A - 8/31/05   $11.010    4.93%     $52,958     0.79%        0.95%         3.72%       3.56%        25%
Class A - 8/31/04   $10.890    6.73%     $57,012     0.89%        1.00%         4.10%       3.99%        30%
Class A - 8/31/03   $10.630    3.59%     $57,635     0.96%        1.06%         4.32%       4.22%        23%
Class A - 8/31/02   $10.720    6.34%     $51,034     0.98%        0.98%         4.86%       4.86%        35%

Class B - 8/31/06   $10.890    1.75%      $1,993     1.60%        1.72%         3.11%       2.99%        11%
Class B - 8/31/05   $11.040    4.03%      $2,811     1.64%        1.70%         2.87%       2.81%        25%
Class B - 8/31/04   $10.920    5.91%      $3,224     1.74%        1.75%         3.25%       3.24%        30%
Class B - 8/31/03   $10.650    2.70%      $4,002     1.81%        1.83%         3.47%       3.45%        23%
Class B - 8/31/02   $10.740    5.43%      $2,852     1.83%        1.83%         4.01%       4.01%        35%

Class C - 8/31/06   $10.880    1.75%      $5,162     1.60%        1.72%         3.11%       2.99%        11%
Class C - 8/31/05   $11.030    4.04%      $5,996     1.64%        1.70%         2.87%       2.81%        25%
Class C - 8/31/04   $10.910    5.91%      $7,188     1.74%        1.75%         3.25%       3.24%        30%
Class C - 8/31/03   $10.640    2.71%      $6,544     1.81%        1.83%         3.47%       3.45%        23%
Class C - 8/31/02   $10.730    5.44%      $4,887     1.83%        1.83%         4.01%       4.01%        35%

(1)  Total  investment  return is based on the  change  in net asset  value of a share during the period and assumes  reinvestment of  distributions  at net asset value and does not reflect the impact of a sales charge.

(2)  The "Ratio of expense to average  net  assets"  and "Ratio of  expenses  to
     average  net  assets  prior  to  expense   limitation   and  expenses  paid
     indirectly"  have been restated.  The Fund  participates in inverse floater programs  where it has  transferred  its own bonds to a trust  that  issues floating  rate  securities  and inverse  floating rate  securities  with an aggregate  principal amount equal to the principal of the transferred bond.
     The Fund receives the inverse  floating rate  securities  and cash from the trust in  consideration  of the  conveyance of the  municipal  bonds to the trust. Previously, the Fund treated this transaction as a sale of the bonds and a purchase of inverse  floating  rate  securities.  Under  Statement of
     Financial  Accounting  Standards  No. 140,  Accounting  for  Transfers  and
     Servicing of  Financial  Assets and  Extinguishments  of  Liabilities,  the
     transfer  of the  bonds  is not  considered  a sale,  but  rather a form of financing for accounting purposes.  The ratios in the table above have been restated to include  interest and related  expenses which include,  but are not limited to, interest  expense,  remarketing  fees,  liquidity fees, and trustees' fees. Previously, Interest and Related Expenses were not included in the "Ratio of  expenses to average net assets" and "Ratio of expenses to
     average  net  assets  prior  to  expense   limitation   and  expenses  paid
     indirectly." Prior to the restatements, these ratios were as follows:

-------------------------------------------------------------- ---------------------------------------------------------------
                                                                           Delaware Tax-Free Florida Insured Fund
-------------------------------------------------------------- ---------------------------------------------------------------
                                                                                         Year Ended
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
                                                               8/31/06     8/31/05      8/31/04      8/31/03       8/31/02
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Class A Shares
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Ratio of expenses to average net assets                        0.86%       0.88%        0.90%        0.90%         0.90%
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Ratio of expenses to average net assets prior to expense       0.94%       0.98%        0.94%        0.94%         0.99%
limitation and expenses paid indirectly
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------

-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Class B Shares
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Ratio of expenses to average net assets                        1.61%       1.63%        1.65%        1.65%         1.65%
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Ratio of expenses to average net assets prior to expense       1.69%       1.73%        1.69%        1.69%         1.74%
limitation and expenses paid indirectly
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------

-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Class C Shares
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Ratio of expenses to average net assets                        1.61%       1.63%        1.65%        1.65%         1.65%
-------------------------------------------------------------- ----------- ------------ ------------ ------------- -----------
Ratio of expenses to average net assets prior to expense       1.69%       1.73%        1.69%        1.69%         1.74%
limitation and expenses paid indirectly
-------------------------------------------------------------- ---------------------------------------------------------------
                                                                              Delaware Tax-Free Minnesota Fund
-------------------------------------------------------------- ---------------------------------------------------------------
                                                                                         Year Ended
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
                                                               8/31/06      8/31/05      8/31/04      8/31/03      8/31/02
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class A Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        0.93%        0.93%        0.94%        0.97%        0.98%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       0.94%        0.94%        0.94%        0.97%        0.98%
limitation and expenses paid indirectly
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------

-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class B Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        1.68%        1.68%        1.69%        1.72%        1.73%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       1.69%        1.69%        1.69%        1.72%        1.73%
limitation and expenses paid indirectly
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------

-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class C Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        1.68%        1.68%        1.69%        1.72%        1.73%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       1.69%        1.69%        1.69%        1.72%        1.73%
limitation and expenses paid indirectly
-------------------------------------------------------------- ---------------------------------------------------------------
                                                                          Delaware Tax-Free Minnesota Insured Fund
-------------------------------------------------------------- ---------------------------------------------------------------
                                                                                         Year Ended
-------------------------------------------------------------- ---------------------------------------------------------------
                                                               8/31/06      8/31/05      8/31/04      8/31/03      8/31/02
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class A Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        0.89%        0.89%        0.89%        0.93%        0.96%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       0.90%        0.90%        0.89%        0.93%        0.96%
limitation and expenses paid indirectly
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------

-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class B Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        1.64%        1.64%        1.64%        1.68%        1.71%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       1.65%        1.65%        1.64%        1.68%        1.71%
limitation and expenses paid indirectly
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------

-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class C Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        1.64%        1.64%        1.64%        1.68%        1.71%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       1.65%        1.65%        1.64%        1.68%        1.71%
limitation and expenses paid indirectly
-------------------------------------------------------------- ---------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Intermediate Fund
-------------------------------------------------------------- ---------------------------------------------------------------
                                                                                         Year Ended
-------------------------------------------------------------- ---------------------------------------------------------------
                                                               8/31/06      8/31/05      8/31/04      8/31/03      8/31/02
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class A Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        0.75%        0.79%        0.84%        0.86%        0.85%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       0.97%        0.95%        0.95%        0.96%        0.85%
limitation and expenses paid indirectly
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------

-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class B Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        1.60%        1.64%        1.69%        1.71%        1.70%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       1.72%        1.70%        1.70%        1.73%        1.70%
limitation and expenses paid indirectly
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------

-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Class C Shares
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets                        1.60%        1.64%        1.69%        1.71%        1.70%
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------
Ratio of expenses to average net assets prior to expense       1.72%        1.70%        1.70%        1.73%        1.70%
limitation and expenses paid indirectly
-------------------------------------------------------------- ------------ ------------ ------------ ------------ -----------

Please keep this Amendment for future reference.

This Amendment is dated January 3, 2007.

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

FIXED INCOME

PROSPECTUS                                  December 29, 2006

DELAWARE TAX-FREE ARIZONA FUND                       CLASS A o CLASS B o CLASS C
(FORMERLY, DELAWARE TAX-FREE
ARIZONA INSURED FUND)
DELAWARE TAX-FREE CALIFORNIA FUND                    CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE COLORADO FUND                      CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE FLORIDA INSURED FUND               CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE IDAHO FUND                         CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE MINNESOTA FUND                     CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE MINNESOTA INSURED FUND             CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND        CLASS A o CLASS B o CLASS C
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND    CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE NEW YORK FUND                      CLASS A o CLASS B o CLASS C

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
                UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------- -----------------
Table of contents
--------------------------------------------------------------- -----------------
Fund profiles                                                            Page  2
Delaware Tax-Free Arizona Fund                                                 2
Delaware Tax-Free California Fund                                              5
Delaware Tax-Free Colorado Fund                                                8
Delaware Tax-Free Idaho Fund                                                   8
Delaware Tax-Free Florida Insured Fund                                        12
Delaware Tax-Free New York Fund                                               12
Delaware Tax-Free Idaho Fund                                                  17
Delaware Tax-Free Minnesota Fund                                              17
Delaware Tax-Free Minnesota Insured Fund                                      17
Delaware Tax-Free Minnesota Intermediate Fund                                 17
Delaware Minnesota High-Yield Municipal Bond Fund                             17

--------------------------------------------------------------- -----------------
How we manage the Funds                                                  Page 24
Our investment strategies                                                     24
The securities we typically invest in                                         25
The risks of investing in the Funds                                           34
Disclosure of portfolio holdings information                                  37

--------------------------------------------------------------- -----------------
Who manages the Funds                                                    Page 38
Investment manager                                                            38
Portfolio managers                                                            38
Manager of managers structure                                                 39
Who's who?                                                                    40

--------------------------------------------------------------- -----------------
About your account                                                       Page 41
Investing in the Funds                                                        41
   Choosing a share class                                                     41
   Dealer compensation                                                        43
Payments to intermediaries                                                    44
How to reduce your sales charge                                               45
How to buy shares                                                             48
Document delivery                                                             49
How to redeem shares                                                          50
Account minimums                                                              51
Special services                                                              52
Exchanges                                                                     52
Frequent trading of Fund shares                                               53
Dividends, distributions and taxes                                            55

--------------------------------------------------------------- -----------------
Financial highlights                                                     Page 58

--------------------------------------------------------------- -----------------
Glossary                                                                 Page 78

--------------------------------------------------------------- -----------------
Additional Information                                                   Page 81

--------------------------------------------------------------- -----------------

                                       1

Profile: Delaware Tax-Free Arizona Fund  (formerly,  Delaware  Tax-Free  Arizona
         Insured Fund)

What are the Fund's goals?
Delaware  Tax-Free  Arizona Fund (formerly,  Delaware  Tax-Free  Arizona Insured
Fund) seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax, as is consistent  with  preservation of  capital.  Although  the Fund  will  strive to meet  this  goal,  there is no assurance that it will.

What are the Fund's main investment strategies? Under normal circumstances,  the
Fund will  invest at least 80% of its net  assets in  municipal  securities  the income from which is exempt from federal  income  taxes,  including  the federal alternative minimum tax, and from Arizona state personal income taxes. This is a fundamental  investment policy that may not be changed without prior shareholder approval.

Municipal debt  obligations  are issued by state and local  governments to raise funds for various public purposes such as hospitals, schools and general capital expenses.  The Fund will  invest its assets in  securities  with  maturities  of various lengths,  depending on market conditions.  We will attempt to adjust the average  maturity of the bonds in the  portfolio  to provide a high level of tax exempt income consistent with  preservation of capital.  The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain  segment of the  municipal  bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between five and 30 years.

What are the main risks of investing  in the Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment in the Fund will increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio. The Fund will be affected primarily by changes in interest rates. For example,  when interest rates rise,  the value of bonds in the Fund's  portfolio will likely decline.  This generally  affects  securities with longer maturities more than those with  shorter  maturities.  The Fund may also be affected by the ability of individual  municipalities to pay interest and repay principal on the bonds they issue.  Weak economic  conditions in Arizona may hinder that ability.
The Fund is non-diversified as defined under the Investment Company Act of 1940, as amended  (1940 Act),  which means that it may invest a greater  percentage of its assets in a single  issuer than a  diversified  fund,  and may be subject to greater risk of loss than if it were  diversified.  Under normal  circumstances, the Fund may invest up to 20% of its net assets in  securities  the income  from which is subject to the  federal  alternative  minimum  tax.  Income  from these securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 34.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to  discuss  the Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Tax-Free Arizona Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar  years, as well as the average annual returns of Class A, B and C shares for  one-year,  five-year  and  10-year  periods.  The Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during the  periods.  The  returns  would be lower  without  the caps.  Please  see the footnotes on page 4 for additional information about the expense caps.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

------ ------ ------ ------- ------- ------- ------ ------ ------- -------
1996   1997   1998   1999    2000     2001   2002   2003    2004    2005
------ ------ ------ ------- ------- ------- ------ ------ ------- -------
4.08%  8.96%  5.73%  -4.02%  11.18%   4.48%  8.92%  4.61%   4.57%   3.35%
------ ------ ------ ------- ------- ------- ------ ------ ------- -------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 3.24%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 4.95% for the quarter ended September 30, 2002 and its lowest quarterly return was -2.54% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
------------------------------------------------ ---------- ---------- ----------
Tax-Free Arizona Fund                               1 year    5 years   10 years
------------------------------------------------ ---------- ---------- ----------
Class A return before taxes                        (1.30%)      4.20%      4.62%
------------------------------------------------ ---------- ---------- ----------
Class A return after taxes on distributions        (1.30%)      4.10%      4.57%
------------------------------------------------ ---------- ---------- ----------
Class A return after taxes on distributions
  and sale of Fund shares                            0.55%      4.19%      4.59%
------------------------------------------------ ---------- ---------- ----------
Class B return before taxes*                       (1.39%)      4.13%      4.47%
------------------------------------------------ ---------- ---------- ----------
Class C return before taxes*                         1.67%      4.41%      4.32%
------------------------------------------------ ---------- ---------- ----------
Lehman Brothers Municipal Bond Index (reflects
  no deduction for fees, expenses or taxes)          3.51%      5.59%      5.71%
------------------------------------------------ ---------- ---------- ----------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Municipal  Bond  Index.  The Index  measures  the total  return  performance  of long-term,  investment-grade  tax-exempt bonds with maturities  greater than two years.  You should  remember  that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption  of shares at end of period.  The 10-year return  for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed, the returns before taxes for the Fund's
     Class B would be 2.58%,  4.38% and 4.47% for the  one-year,  five-year  and
     10-year periods,  respectively,  and for the Fund's Class C would be 2.67%,
     4.41%  and  4.32%  for  the  one-year,   five-year  and  10-year   periods,
     respectively.

                                       3

Profile: Delaware Tax-Free Arizona Fund (continued)

What are the Fund's fees and expenses?

                          CLASS                            A        B      C
------------------------- ------------------------- --------- -------- ------
Sales charges are fees    Maximum sales charge
paid directly from your   (load) imposed on
investments when you      purchases as a
buy or sell shares of     percentage of offering
the Fund.                 price                        4.50%     none   none
                          ------------------------- --------- -------- ------
                          Maximum contingent
                          deferred sales charge
                          (load) as a percentage
                          of original purchase
                          price or redemption
                          price, whichever is
                          lower                      none(1)  4.00%(2) 1.00%(3)
                          ------------------------- --------- -------- ------
                          Maximum sales charge
                          (load) imposed on
                          reinvested dividends          none     none   none
                          ------------------------- --------- -------- ------
                          Redemption fees               none     none   none
------------------------- ------------------------- --------- -------- ------
Annual fund operating     Management fees(4)           0.50%    0.50%  0.50%
expenses are deducted     ------------------------- --------- -------- ------
from the Fund's assets.   Distribution and
                          service (12b-1) fees         0.25%    1.00%  1.00%
                          ------------------------- --------- -------- ------
                          Other expenses               0.15%    0.15%  0.15%
                          ------------------------- --------- -------- ------
                          Total annual fund
                          operating expenses           0.90%    1.65%  1.65%
                          ------------------------- --------- -------- ------
                          Fee waivers and payments   (0.15%)  (0.15%)  (0.15%)
                          ------------------------- --------- -------- ------
                          Net expenses                 0.75%    1.50%  1.50%
------------------------- ------------------------- --------- -------- ------

                          CLASS(6)       A      B        B       C         C
                                                   (if              (if
                                                   redeemed)        redeemed)
------------------------- -------- -------- ------ -------- ------- ---------
This example is           1 year      $523   $153     $553    $153      $253
intended to help you      -------- -------- ------ -------- ------- ---------
compare the cost of       3 years     $710   $506     $731    $506      $506
investing in the Fund     -------- -------- ------ -------- ------- ---------
to the cost of            5 years     $912   $883   $1,033    $883      $883
investing in other        -------- -------- ------ -------- ------- ---------
mutual funds. We show     10 years  $1,495 $1,742   $1,742  $1,942    $1,942
the cumulative amount
of Fund expenses on a
hypothetical investment
of $10,000 with an
annual 5% return over
the time shown.(5) This
example reflects the
net operating expenses
for the one-year
contractual period and
total operating
expenses without
expense waivers for
years two through 10.
This is an example
only, and does not
represent future
expenses, which may be
greater or less than
those shown here.
------------------------- ---------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse expenses through December
     31,  2007  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  brokerage  fees, certain insurance costs and non-routine expenses or costs,  including,  but not limited to,  those  relating to  reorganizations,  litigation,  certain
     Trustee  retirement  plan  expenses,  conducting  shareholder  meetings and liquidations  [collectively,  "non-routine expenses"]) from exceeding 0.50%
     of  average   daily  net  assets.   For  purposes  of  these   waivers  and
     reimbursements, non-routine expenses may also include such additional costs and  expenses as may be agreed  upon from time to time by the Fund's  Board and the Manager.

(5)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(6)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       4

Profile: Delaware Tax-Free California Fund

What are the Fund's goals?
Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax, as is consistent with  preservation of capital.  Although the Fund will strive to meet this goal, there is no assurance that it will.

What are the Fund's main investment strategies? Under normal circumstances,  the
Fund will  invest at least 80% of its net  assets in  municipal  securities  the income from which is exempt from federal  income  taxes,  including  the federal alternative  minimum tax, and from California state personal income taxes.  This is a  fundamental  investment  policy  that  may not be  changed  without  prior shareholder approval.

Municipal debt  obligations  are issued by state and local  governments to raise funds for various public purposes such as hospitals, schools and general capital expenses.  The Fund will  invest its assets in  securities  with  maturities  of various lengths,  depending on market conditions.  We will attempt to adjust the average  maturity  of the bonds in the  portfolio  to  provide  a high  level of tax-exempt  income  consistent with  preservation of capital.  The Fund's income level will vary depending on current interest rates and the specific  securities in the portfolio.  The Fund may  concentrate its investments in certain types of bonds or in a certain  segment of the  municipal  bond market when the supply of bonds  in other  sectors  does not suit  our  investment  needs.  The Fund  will generally have a dollar-weighted  average effective maturity of between five and
30 years.

What are the main risks of investing  in the Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment in the Fund will increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio. The Fund will be affected primarily by changes in interest rates. For example,  when interest rates rise,  the value of bonds in the  portfolios  will likely decline.  This generally  affects  securities with longer maturities more than those with shorter maturities. The Fund may also be affected by the ability of individual  municipalities  to pay interest and repay  principal on the bonds they issue. Weak economic conditions in California may hinder that ability.  The
Fund is  non-diversified  as defined under the 1940 Act, which means that it may invest a greater  percentage of its assets in a single issuer than a diversified fund,  and may be subject to greater  risk of loss than if it were  diversified.
Under normal  circumstances,  the Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal  alternative  minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 34.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       5

Profile: California Tax-Free Fund (continued)

How has Tax-Free California Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar  years, as well as the average annual returns of Class A, B and C shares for  one-year,  five-year  and  10-year  or  lifetime  periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during the periods.  The returns would be lower without the expense  caps.  Please see the  footnotes  on page 7 for  additional information about the expense caps.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

------- -------- -------- -------- -------- ------- ------- ------- ------- --------
 1996    1997      1998     1999    2000     2001    2002    2003    2004    2005
------- -------- -------- -------- -------- ------- ------- ------- ------- --------
 4.19%   12.43%    7.11%    7.55%   14.51%   4.82%   9.00%   4.95%   6.14%   5.28%
------- -------- -------- -------- -------- ------- ------- ------- ------- --------

As of September 30, 2006,  the Tax-Free  California  Fund's Class A shares had a calendar  year-to-date  return of 3.85%.  During the periods illustrated in this bar chart,  Class A's highest  quarterly  return was 5.66% for the quarter ended
September  30, 2002 and its lowest  quarterly  return was -4.15% for the quarter ended December 31, 1999.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
------------------------------------------------ ---------- ---------- -------------
Tax-Free California Fund                            1 year    5 years   10 years or
                                                                         lifetime**
------------------------------------------------ ---------- ---------- -------------
Class A return before taxes                          0.52%      5.06%         5.45%
------------------------------------------------ ---------- ---------- -------------
Class A return after taxes on distributions          0.52%      5.06%         5.42%
------------------------------------------------ ---------- ---------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                            1.72%      5.00%         5.37%
------------------------------------------------ ---------- ---------- -------------
Class B return before taxes*                         0.38%      4.97%         5.36%
------------------------------------------------ ---------- ---------- -------------
Class C return before taxes*                         3.39%      5.22%         5.73%
------------------------------------------------ ---------- ---------- -------------
Lehman Brothers Municipal Bond Index
  (reflects no deduction for fees, expenses or
   taxes)                                            3.51%      5.59%         5.71%
------------------------------------------------ ---------- ---------- -------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Municipal  Bond  Index.  The Index  measures  the total  return  performance  of long-term,  investment-grade  tax-exempt bonds with maturities  greater than two years.  You should  remember  that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed, the returns before taxes for the Fund's
     Class B would be 4.38%,  5.21%, and 5.36%, for the one-year,  five-year and
     10-year periods,  respectively,  and for the Fund's Class C would be 4.39%,
     5.22%,  and  5.73%  for  the  one-year,  five-year  and  lifetime  periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 calendar years.  The Lehman  Brothers  Municipal Bond Index return is shown for 10 years  because  the  Fund's  Class A and  Class B  shares  commenced operations  more than 10 calendar  years ago.  The  inception  date for the
     Fund's  Class C shares was April 9, 1996.  The Index return for the Class C lifetime  period is 6.08%.  The Index reports returns on a monthly basis as of the last day of the  month.  As a result,  the Index  return for Class C lifetime  reflects  the returns  from April 30, 1996  through  December 31,
     2005.

                                       6

What are the Fund's fees and expenses?

                           CLASS                           A        B       C
------------------------- ------------------------- -------- -------- -------
Sales charges are fees    Maximum sales charge
paid directly from your   (load) imposed on
investments when you buy  purchases as a
or sell shares of the     percentage of offering
Fund.                     price                        4.50%     none    none
                          ------------------------- -------- -------- -------
                          Maximum contingent                                 )
                          deferred sales charge
                          (load) as a percentage
                          of original purchase
                          price or redemption
                          price, whichever is
                          lower                     none(1)  4.00%(2) 1.00%(3
                          ------------------------- -------- -------- -------
                          Maximum sales charge         none     none    none
                          (load) imposed on
                          reinvested dividends
                          ------------------------- -------- -------- -------
                          Redemption fees              none     none    none

------------------------- ------------------------- -------- -------- -------
Annual fund operating     Management fees(4)          0.55%    0.55%   0.55%
expenses are deducted     ------------------------- -------- -------- -------
from the Fund's assets.   Distribution and            0.25%    1.00%   1.00%
                          service (12b-1) fees
------------------------- ------------------------- -------- -------- -------
                          Other expenses              0.17%    0.17%   0.17%
------------------------- ------------------------- -------- -------- -------
                          Total annual fund           0.97%    1.72%   1.72%
                          operating expenses
------------------------- ------------------------- -------- -------- -------
                          Fee waivers and payments  (0.09%)  (0.09%)  (0.09%)
------------------------- ------------------------- -------- -------- -------
                          Net expenses                0.88%    1.63%   1.63%
------------------------- ------------------------- -------- -------- -------

                          CLASS(6)        A       B        B       C       C
                                                         (if              (if
                                                     redeemed)        redeemed)
------------------------- --------- -------- ------- -------- ------- -------
This example is intended  1 year       $536    $166     $566    $166    $266
to help you compare       --------- -------- ------- -------- ------- -------
the cost of investing     3 years      $737    $533     $758    $533    $533
in the Fund to the        --------- -------- ------- -------- ------- -------
cost of investing in      5 years      $954    $925   $1,075    $925    $925
other mutual funds        --------- -------- ------- -------- ------- -------
with similar              10 years   $1,578  $1,824   $1,824  $2,023  $2,023
investment
objectives. We show
the cumulative amount
of Fund expenses on a
hypothetical
investment of $10,000
with an annual 5%
return over the time
shown.(5) This
example reflects the
net operating
expenses with expense
waivers for the
one-year contractual
period and the total
operating expenses
without expense
waivers for years two
through 10. This is
an example only, and
does not represent
future expenses,
which may be greater
or less than those
shown here.
-------------------------- ---------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse  expenses through December 31, 2007 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine expenses or costs, including but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding 0.63% of average daily net assets.
     For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the Fund's Board and the Manager.

(5)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(6)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       7

Profile: Tax-Free Colorado and Idaho Funds

What are each Fund's goals?
Delaware  Tax-Free Colorado Fund and Delaware Tax-Free Idaho Fund seek as high a level of current  income  exempt from  federal  income tax and from the personal income tax in their  respective  states,  as is consistent with  preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

What are each Fund's main  investment  strategies?  Under normal  circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal  income  taxes,  including  the federal alternative  minimum tax, and from the personal  income taxes of its  respective state.  This is a fundamental  investment policy that may not be changed without prior shareholder approval.

Municipal debt  obligations  are issued by state and local  governments to raise funds for various public purposes such as hospitals, schools and general capital expenses.  Each Fund will invest its assets in  securities  with  maturities  of various lengths,  depending on market conditions.  We will attempt to adjust the average  maturity  of the bonds in the  portfolio  to  provide  a high  level of tax-exempt income  consistent with  preservation of capital.  Each Fund's income level will vary depending on current interest rates and the specific  securities in the portfolio.  Each Fund may concentrate its investments in certain types of bonds or in a certain  segment of the  municipal  bond market when the supply of bonds in other  sectors  does not suit our  investment  needs.  The  Funds  will generally have a dollar-weighted  average effective maturity of between five and
30 years.

What are the main risks of investing in each Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment  in a Fund will  increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio.  These Funds will be affected primarily by changes in interest rates.
For example, when interest rates rise, the value of bonds in the portfolios will likely decline.  This generally  affects  securities with longer maturities more than  those  with  shorter  maturities.  The Funds may also be  affected  by the ability of individual  municipalities to pay interest and repay principal on the bonds they issue. Weak economic  conditions in the individual states represented in each Fund's portfolio may hinder that ability.  Each Fund is  non-diversified as  defined  under  the 1940  Act,  which  means  that it may  invest a  greater percentage of its assets in a single issuer than a diversified  fund, and may be subject  to  greater  risk of loss  than if it were  diversified.  Under  normal circumstances,  each Fund may invest up to 20% of its net  assets in  securities the income from which is subject to the federal  alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 34.

An  investment  in the Funds is not a deposit of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

You  should  keep in mind  that an  investment  in the  Funds is not a  complete investment  program;  they  should  be  considered  just one part of your  total financial  plan. Be sure to discuss these Funds with your  financial  advisor to determine whether they are an appropriate choice for you.

                                       8

How have the Delaware Tax-Free Colorado and Idaho Funds performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Funds.  We show how annual  returns for each  Fund's  Class A shares have varied over the past 10 calendar  years, as well as the average annual returns of Class
A, B and C shares for  one-year,  five-year and 10-year  periods.  A Fund's past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during these periods.  The returns would be lower without the expense caps.  Please see the footnotes on page 11 for additional information about the expense caps.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

----------------------------------- --------- -------------------------------------------------
            1996     1997    1998     1999     2000     2001     2002    2003    2004    2005
------------------ -------- ------- --------- -------- ------- -------- ------- ------- -------
Delaware    4.07%   11.40%   6.29%    -6.31%   11.19%   5.35%    7.06%   5.20%   4.38%   4.23%
Tax-Free
Colorado
Fund
------------------ -------- ------- --------- -------- ------- -------- ------- ------- -------
Delaware    4.34%   10.31%   5.66%    -5.14%   10.58%   4.77%    8.61%   5.57%   4.57%   3.09%
Tax-Free
Idaho
Fund
-----------------------------------------------------------------------------------------------

As of September  30, 2006,  the  Tax-Free  Colorado  Fund's Class A shares had a calendar  year-to-date  return of 3.56%.  During the periods illustrated in this bar chart,  Class A's highest  quarterly  return was 4.39% for the quarter ended
September  30, 2002 and its lowest  quarterly  return was -2.84% for the quarter ended December 31, 1999.

As of  September  30,  2006,  the  Tax-Free  Idaho  Fund's  Class A shares had a calendar  year-to-date  return of 3.44%.  During the periods illustrated in this bar chart,  Class A's highest  quarterly  return was 4.51% for the quarter ended
December  31,  2000 and its lowest  quarterly  return was -2.58% for the quarter ended December 31, 1999.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase  shares,  is  not  reflected  in the  total  returns  in  the  previous paragraphs or in the bar chart. If this fee were included,  the returns would be less than those shown.  The average  annual  returns shown in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
------------------------------------------------ ---------- ---------- ----------
Tax-Free Colorado Fund                              1 year    5 years   10 years
------------------------------------------------ ---------- ---------- ----------
Class A return before taxes                        (0.43%)      4.28%      4.70%
------------------------------------------------ ---------- ---------- ----------
Class A return after taxes on distributions        (0.43%)      4.28%      4.70%
------------------------------------------------ ---------- ---------- ----------
Class A return after taxes on distributions and
  sale of Fund shares                                1.23%      4.34%      4.72%
------------------------------------------------ ---------- ---------- ----------
Class B return before taxes*                       (0.53%)      4.20%      4.53%
------------------------------------------------ ---------- ---------- ----------
Class C return before taxes*                         2.46%      4.47%      4.39%
------------------------------------------------ ---------- ---------- ----------
Lehman Brothers Municipal Bond Index (reflects
  no deduction for fees, expenses or taxes)          3.51%      5.59%      5.71%
------------------------------------------------ ---------- ---------- ----------
Tax-Free Idaho Fund
------------------------------------------------ ---------- ---------- ----------
Class A return before taxes                        (1.52%)      4.34%      4.67%
------------------------------------------------ ---------- ---------- ----------
Class A return after taxes on distributions        (1.52%)      4.33%      4.67%
------------------------------------------------ ---------- ---------- ----------
Class A return after taxes on distributions and
  sale of Fund shares                                0.35%      4.34%      4.67%
------------------------------------------------ ---------- ---------- ----------
Class B return before taxes*                       (1.55%)      4.28%      4.57%
------------------------------------------------ ---------- ---------- ----------
Class C return before taxes*                         1.42%      4.54%      4.38%
------------------------------------------------ ---------- ---------- ----------
Lehman Brothers Municipal Bond Index (reflects
  no deduction for fees, expenses or taxes)          3.51%      5.59%      5.71%
------------------------------------------------ ---------- ---------- ----------

                                       9

Profile: Colorado and Idaho Tax-Free Funds (continued)

The Funds'  returns  are  compared  to the  performance  of the Lehman  Brothers
Municipal  Bond  Index.  The Index  measures  the total  return  performance  of long-term,  investment-grade  tax-exempt bonds with maturities  greater than two years.  You should remember that,  unlike the Funds,  the Index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is presented  only for Class A shares of the Funds.  The after-tax  returns for each Fund's  other  classes  may vary.  Actual  after-tax returns  depend on the  investor's  individual tax situation and may differ from the  returns  shown.  After-tax  returns  are not  relevant  for shares  held in tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Funds' returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Ten-year returns for Class B shares  reflect  conversion  to Class A shares  after 8 years.  If shares were not redeemed,  the returns before taxes for Tax-Free
     Colorado Fund's Class B would be 3.46%,  4.45%, and 4.53% for the one-year, five-year  and  10-year  periods,  respectively,  and for  Class C would be
     3.45%,  4.47%,  and 4.39% for the one-year,  five-year and 10-year periods, respectively.  If shares were not  redeemed,  the returns  before taxes for
     Tax-Free  Idaho  Fund's  Class B would be 2.42%,  4.53%,  and 4.57% for the one-year,  five-year  and 10-year  periods,  respectively,  and for Class C would be 2.42%,  4.54%,  and 4.38% for the one-year,  five-year and 10-year periods, respectively.

                                       10

What are the Funds' fees and expenses?

                        CLASS                              A         B        C
----------------------- ---------------------- -------------- --------- --------
Sales charges are       Maximum sales charge
fees paid directly      (load) imposed on
from your investments   purchases as a
when you buy or sell    percentage of
shares of a Fund.       offering price                 4.50%      none     none
                        ---------------------- -------------- --------- --------
                        Maximum contingent
                        deferred sales
                        charge (load) as a
                        percentage of
                        original purchase
                        price or redemption
                        price, whichever is
                        lower                        none(1)  4.00%(2)  1.00%(3)
                        ---------------------- -------------- --------- --------
                        Maximum sales charge            none      none     none
                        (load) imposed on
                        reinvested dividends
                        ---------------------- -------------- --------- --------
                        Redemption fees                 none      none     none
----------------------- ---------------------- -------------- --------- --------

                                     Tax-Free Colorado Fund    Tax-Free Idaho Fund
                        CLASS            A       B        C      A       B       C
 --------------------------------------------------------------------------------
 Annual fund            Management
 operating expenses     fees(4)      0.55%   0.55%    0.55%  0.55%   0.55%   0.55%
 are deducted from a    ---------------------------------------------------------
 Fund's assets.         Distribution
                        and
                        service
                        (12b-1)
                        fees         0.25%   1.00%    1.00%  0.25%   1.00%   1.00%
                        -----------------------------------------------------------
                        Other
                        expenses     0.14%   0.14%    0.14%  0.18%   0.18%   0.18%
                        -----------------------------------------------------------
                        Total
                        annual
                        fund
                        operating
                        expenses     0.94%   1.69%    1.69%  0.98%   1.73%   1.73%
                        ------------------------------------------------------------
                        Fee
                        waivers
                        and
                        payments    (0.01%) (0.01%)  (0.01%) (0.13%)(0.13%) (0.13%)
                        -----------------------------------------------------------
                        Net
                        expenses      0.93%   1.68%    1.68%  0.85%   1.60%   1.60%
 ---------------------------------------------------------------------------------

This  example is intended to help you compare the cost of investing in the Funds to the  cost  of  investing  in  other  mutual  funds  with  similar  investment objectives.  We show the  cumulative  amount of Fund expenses on a  hypothetical investment  of $10,000  with an annual 5% return  over the time  shown.(5)  This example  reflects  the net  operating  expenses  with  expense  waivers  for the one-year  contractual  period and the total operating  expenses  without expense waivers  for  years  two  through  10.  This is an  example  only,  and does not represent future expenses, which may be greater or less than those shown here.

----------------------------------------------------------------------------
                             Tax-Free Colorado Fund
------------ --------- --------- ----------------- --------- ---------------
CLASS(6)            A         B                 B         C               C
------------ --------- --------- ----------------- --------- ---------------
                                    (if redeemed)             (if redeemed)
------------ --------- --------- ----------------- --------- ---------------
1 year           $541      $171              $571      $171            $271
------------ --------- --------- ----------------- --------- ---------------
3 years          $735      $532              $757      $532            $532
------------ --------- --------- ----------------- --------- ---------------
5 years          $946      $917            $1,067      $917            $917
------------ --------- --------- ----------------- --------- ---------------
10 years       $1,552    $1,798            $1,798    $1,997          $1,997
------------ --------- --------- ----------------- --------- ---------------

------------- ---------------------------------------------------------------
                               Tax-Free Idaho Fund
------------  --------- --------- ---------------- --------- ----------------
CLASS(6)             A         B                B         C                C
------------  --------- --------- ---------------- --------- ----------------
                                    (if redeemed)              (if redeemed)
------------  --------- --------- ---------------- --------- ----------------
1 year            $533      $163             $563      $163             $263
------------  --------- --------- ---------------- --------- ----------------
3 years           $736      $532             $757      $532             $532
------------  --------- --------- ---------------- --------- ----------------
5 years           $955      $926           $1,076      $926             $926
------------  --------- --------- ---------------- --------- ----------------
10 years        $1,586    $1,831           $1,831    $2,030           $2,030
------------  --------- --------- ---------------- --------- ----------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse  expenses through December 31, 2007 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine expenses or costs, including but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"])  from exceeding 0.68% of average daily net assets for the Tax-Free  Colorado  Fund and 0.60% of average  daily net assets for the Tax-Free Idaho Fund. For purposes of these waivers and  reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds' Boards and the Manager.

(5)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

(6)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       11

Profile: Delaware Florida Insured and New York Tax-Free Funds

What are each Fund's goals?
Delaware  Tax-Free New York Fund seeks as high a level of current  income exempt from federal  income tax and from the New York state  personal  income tax as is consistent with preservation of capital.  Delaware Tax-Free Florida Insured Fund seeks as high a level of current  income exempt from federal income tax and from the  Florida  personal  income tax as is  consistent  with the  preservation  of capital.

What are each Fund's main  investment  strategies?  Under normal  circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal  income  taxes,  including  the federal alternative  minimum tax, and from the personal income taxes of their respective states.  These  are  fundamental  investment  policies  that may not be  changed without  prior  shareholder  approval.  (Florida  does  not  currently  impose a personal income tax on residents and,  effective January 1, 2007, will no longer impose a tax on intangible  personal property (e.g., mutual fund shares) held by individuals.)

Municipal debt  obligations  are issued by state and local  governments to raise funds for various public purposes such as hospitals, schools and general capital expenses.  Each Fund will invest its assets in  securities  with  maturities  of various lengths,  depending on market conditions.  We will attempt to adjust the average  maturity  of the bonds in the  portfolio  to  provide  a high  level of tax-exempt income  consistent with  preservation of capital.  Each Fund's income level will vary depending on current interest rates and the specific  securities in its portfolio.  Each Fund may concentrate its investments in certain types of bonds or in a certain  segment of the  municipal  bond market when the supply of bonds in other  sectors  does not suit our  investment  needs.  The  Funds  will generally have a dollar-weighted  average effective maturity of between five and
30 years.

As noted above,  Florida does not currently  have a state  personal  income tax.
Effective  January 1, 2007,  Florida will no longer  impose a tax on  intangible personal  property held by individuals.  However,  the Tax-Free  Florida Insured
Fund will continue to select  investments  that would have enabled its shares to be exempt from the Florida intangible  personal property tax if it were imposed, consistent with its fundamental  investment policy.  Tax-Free New York Fund also seeks  investments  the income from which is exempt from New York City  personal income tax.

Under normal  circumstances,  the Tax-Free  Florida  Insured Fund will invest at least  80% of its  net  assets  in  insured  securities.  This  policy  is not a fundamental policy and may be changed without shareholder approval. However, the
Fund will  provide its  shareholders  with at least 60 days' prior notice in the event of any change to this policy.  The insurance  feature  generally  helps to protect  bondholders in the event that the issuer whose bonds they hold defaults on its bond obligations.  This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.  The
Fund is also  permitted to invest up to 20% of its total  assets in  non-insured municipal securities that are rated within one of the top four rating categories by a nationally  recognized  statistical rating organization (NRSRO) or that are unrated but are  determined at the time of purchase to be of  equivalent  credit quality.

                                       12

What are the main risks of investing in each Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment  in a Fund will  increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio.  These Funds will be affected primarily by changes in interest rates.
For example, when interest rates rise, the value of bonds in the portfolios will likely decline.  This generally  affects  securities with longer maturities more than  those  with  shorter  maturities.  The Funds may also be  affected  by the ability of individual  municipalities to pay interest and repay principal on the bonds they issue. Weak economic  conditions in the individual states represented in each Fund's portfolio may hinder that ability.  Each Fund is  non-diversified as  defined  under  the 1940  Act,  which  means  that it may  invest a  greater percentage of its assets in a single issuer than a diversified  fund, and may be subject to greater risk of loss than if they were diversified.

Under normal circumstances,  each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal  alternative  minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 34.

An  investment  in the Funds is not a deposit of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

You  should  keep in mind  that an  investment  in the  Funds is not a  complete investment  program;  they  should  be  considered  just one part of your  total financial  plan. Be sure to discuss these Funds with your  financial  advisor to determine whether they are an appropriate choice for you.

                                       13

Profile: Delaware Florida Insured and New York Tax-Free Funds (continued)

How has Tax-Free Florida Insured and New York Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Funds.  We show how annual  returns for each  Fund's  Class A shares have varied over the past 10 calendar  years, as well as the average annual returns of Class
A, B and C shares for one-year,  five-year and 10-year or lifetime  periods,  as
applicable.   A  Fund's  past  performance  (before  and  after  taxes)  is  not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during the periods.  The returns would be lower without the caps. Please see the footnotes on page 16 for additional information about the expense caps.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

---------- ------- -------- ------- -------- -------- ------- -------- ------- ------- -------
            1996    1997     1998    1999     2000     2001    2002     2003    2004    2005
---------- ------- -------- ------- -------- -------- ------- -------- ------- ------- -------
Delaware    2.89%   10.42%   6.12%   -3.67%   10.95%   4.07%    9.12%   4.56%   3.93%   3.53%
Tax-Free
Florida
Insured
Fund
---------- ------- -------- ------- -------- -------- ------- -------- ------- ------- -------
Delaware   2.45%     7.09%   5.32%   -5.99%   11.94%   4.06%   10.15%   5.61%   5.14%   4.11%
Tax-Free
New York
Fund
---------- ------- -------- ------- -------- -------- ------- -------- ------- ------- -------

As of September 30, 2006, the Tax-Free Florida Insured Fund's Class A shares had a calendar  year-to-date return of 3.39%. During the periods illustrated in this bar chart,  Class A's highest  quarterly  return was 5.08% for the quarter ended
September  30, 2002 and its lowest  quarterly  return was -2.20% for the quarter ended June 30, 1999.

As of  September  30,  2006,  the  Tax-Free New York Fund's Class A shares had a calendar  year-to-date  return of 3.75%.  During the periods illustrated in this bar chart,  Class A's highest  quarterly  return was 5.20% for the quarter ended
September  30, 2002 and its lowest  quarterly  return was -2.93% for the quarter ended June 30, 1999.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase  shares,  is  not  reflected  in the  total  returns  in  the  previous paragraphs or in the bar chart. If this fee were included,  the returns would be less than those shown.  The average  annual  returns shown in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
--------------------------------------------- ---------- ---------- -------------
Tax-Free Florida Insured Fund***                 1 year    5 years   10 years or
                                                                      lifetime**
--------------------------------------------- ---------- ---------- -------------
Class A return before taxes                     (1.11%)      4.06%         4.62%
--------------------------------------------- ---------- ---------- -------------
Class A return after taxes on distributions     (1.11%)      4.06%         4.62%
--------------------------------------------- ---------- ---------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                         0.79%      4.16%         4.64%
--------------------------------------------- ---------- ---------- -------------
Class B return before taxes*                    (1.20%)      3.97%         4.51%
--------------------------------------------- ---------- ---------- -------------
Class C return before taxes*                      1.77%      4.21%         4.17%
--------------------------------------------- ---------- ---------- -------------
Lehman Brothers Municipal Bond Index
  (reflects no deduction for fees, expenses
  or taxes)                                       3.51%      5.59%         5.71%
--------------------------------------------- ---------- ---------- -------------
--------------------------------------------- ---------- ---------- -------------
Tax-Free New York Fund                           1 year    5 years   10 years or
                                                                      lifetime**
--------------------------------------------- ---------- ---------- -------------
Class A return before taxes                     (0.60%)      4.83%         4.40%
--------------------------------------------- ---------- ---------- -------------
Class A return after taxes on distributions     (0.60%)      4.83%         4.36%
--------------------------------------------- ---------- ---------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                         1.05%      4.81%         4.44%
--------------------------------------------- ---------- ---------- -------------
Class B return before taxes*                    (0.65%)      4.74%         4.25%
--------------------------------------------- ---------- ---------- -------------
Class C return before taxes*                      2.27%      5.00%         4.09%
--------------------------------------------- ---------- ---------- -------------
Lehman Brothers Municipal Bond Index
  (reflects no deduction for fees, expenses
  or taxes)                                       3.51%      5.59%         5.71%
--------------------------------------------- ---------- ---------- -------------

                                       14

The Funds'  returns  are  compared  to the  performance  of the Lehman  Brothers
Municipal  Bond  Index.  The Index  measures  the total  return  performance  of long-term,  investment-grade  tax-exempt bonds with maturities  greater than two years.  You should remember that,  unlike the Funds,  the Index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is presented  only for Class A shares of the Funds.  The after-tax  returns for each Fund's  other  classes  may vary.  Actual  after-tax returns  depend on the  investor's  individual tax situation and may differ from the  returns  shown.  After-tax  returns  are not  relevant  for shares  held in tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Funds' returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Ten year returns for Class B shares  reflect  conversion  to Class A shares  after 8 years.  If shares were not redeemed,  the returns before taxes for Tax-Free
     Florida  Insured  Fund's Class B would be 2.77%,  4.23%,  and 4.51% for the one-year,  five-year  and 10-year  periods,  respectively,  and for Class C would be 2.76%,  4.21%, and 4.17% for the one-year,  five-year and lifetime periods,  respectively.  If shares were not  redeemed,  the returns  before taxes for Tax-Free New York Fund's Class B would be 3.34%,  4.99% and 4.25%
     for the one-year,  five-year  and 10-year  periods,  respectively,  and for
     Class C would be 3.26%,  5.00%,  and 4.09% for the one-year,  five-year and
     10-year periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 calendar years.  The Lehman  Brothers  Municipal Bond Index return is shown for 10 years  because the  Tax-Free  New York  Fund's  Class A, Class B and
     Class C shares and the Tax-Free  Florida Insured Fund's Class A and Class B
     shares commenced  operations more than 10 calendar years ago. The inception date for Class C shares of the Tax-Free  Florida Insured Fund was September
     29, 1997. The Index return for the Fund's Class C lifetime period is 5.62%.
     The Index  reports  returns  on a  monthly  basis as of the last day of the month.  As a result,  the Index  return  for the  Fund's  Class C  lifetime reflects the return from September 30, 1997 through December 31, 2005.

***  Class C shares  were sold and  outstanding  from  September  29, 1997 until
     December  18,  1997,  when  all of the  outstanding  Class  C  shares  were redeemed.  There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The  performance  shown for
     Class C shares during the period from December 19, 1997 through  January 7,
     1999 is based on the performance of Class B shares.

                                       15

Profile: Delaware Florida Insured and New York Tax-Free Funds (continued)

What are the Funds' fees and expenses?

                          CLASS                           A        B         C
------------------------- ------------------------- -------- -------- --------
Sales charges are fees    Maximum sales charge
paid directly from your   (load) imposed on
investments when you buy  purchases as a
or sell shares of a Fund. percentage of offering
                          price                       4.50%     none      none
                          ------------------------- -------- -------- --------
                          Maximum contingent
                          deferred sales charge
                          (load) as a percentage
                          of original purchase
                          price or redemption
                          price, whichever is
                          lower                     none(1)  4.00%(2) 1.00%(3)
                          ------------------------- -------- -------- --------
                          Maximum sales charge
                          (load) imposed on
                          reinvested dividends         none     none      none
                          ------------------------- -------- -------- --------
                          Redemption fees              none     none      none
------------------------- ------------------------- -------- -------- -------

                                           Tax-Free Florida         Tax-Free New
                                              Insured Fund           York Fund
                          CLASS              A        B      C     A       B      C
 ---------------------------------------------------------------------------------
 Annual fund operating    Management
 expenses are deducted    fees(4)        0.50%    0.50%  0.50% 0.55%   0.55%  0.55%
 from a Fund's assets.    -------------------- -------- ------ ----- ------- ------
                          Distribution
                          and service
                          (12b-1) fees   0.25%    1.00%  1.00% 0.25%   1.00%  1.00%
                          -------------------- -------- ------ ----- ------- ------
                          Other
                          expenses       0.19%    0.19%  0.19% 0.29%   0.29%  0.29%
                          -------------------- -------- ------ ----- ------- ------
                          Total
                          annual
                          fund
                          operating
                          expenses       0.94%    1.69%  1.69% 1.09%   1.84%  1.84%
                          -------------------- -------- ------ ----- ------- ------
                          Fee
                          waivers
                          and
                          payments     (0.08%)  (0.08%) (0.08%)(0.44%(0.44%) (0.44%)
                          -------------------- -------- ------ ----- ------- ------
                          Net
                          expenses       0.86%    1.61%  1.61% 0.65%   1.40%  1.40%
 ----------------------------------------------------------------------------------

This  example is intended to help you compare the cost of investing in the Funds to the  cost  of  investing  in  other  mutual  funds  with  similar  investment objectives.  We show the  cumulative  amount of Fund expenses on a  hypothetical investment  of  $10,000  with an  annual 5% return  over the time  shown.5  This example  reflects  the net  operating  expenses  with  expense  waivers  for the one-year  contractual  period and the total operating  expenses  without expense waivers  for  years  two  through  10.  This is an  example  only,  and does not represent future expenses, which may be greater or less than those shown here.

----------------------------------------------------------------------------
                          Tax-Free Florida Insured Fund
------------ --------- --------- ----------------- --------- ---------------
CLASS(6)            A         B                 B         C               C
                                    (if redeemed)             (if redeemed)
------------ --------- --------- ----------------- --------- ---------------
1 year           $534      $164              $564      $164            $264
------------ --------- --------- ----------------- --------- ---------------
3 years          $728      $525              $750      $525            $525
------------ --------- --------- ----------------- --------- ---------------
5 years          $939      $910            $1,060      $910            $910
------------ --------- --------- ----------------- --------- ---------------
10 years       $1,546    $1,792            $1,792    $1,991          $1,991
------------ --------- --------- ----------------- --------- ---------------

------------- --------------------------------------------------------------
                             Tax-Free New York Fund
------------  --------- --------- --------------- --------- ----------------
CLASS(6)             A         B               B         C                C
                                   (if redeemed)              (if redeemed)
------------  --------- --------- --------------- --------- ----------------
1 year            $513      $143            $543      $143             $243
------------  --------- --------- --------------- --------- ----------------
3 years           $739      $536            $761      $536             $536
------------  --------- --------- --------------- --------- ----------------
5 years           $983      $955          $1,105      $955             $955
------------  --------- --------- --------------- --------- ----------------
10 years        $1,681    $1,925          $1,925    $2,123           $2,123
------------  --------- --------- --------------- --------- ----------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse  expenses through December 31, 2007 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine expenses or costs, including but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"])  from exceeding 0.61% of average daily net assets of Tax-Free  Florida  Insured Fund and 0.60% of average daily net assets of
     Tax-Free New York Fund.  For purposes of these waivers and  reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds' Boards and the Manager.

(5)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

(6)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       16

Profile: Delaware Tax-Exempt Minnesota Funds

On August 17,  2006,  the Board of  Trustees  for  Delaware  Tax-Free  Minnesota
Insured  Fund  approved  a proposal  to  reorganize  with and into the  Delaware
Tax-Free Minnesota Fund, subject to shareholder approval. The Tax-Free Minnesota
Fund's Board of Trustees also approved the transaction. On October 25, 2006, the
Tax-Free Minnesota Insured Fund's Board of Trustees approved January 8, 2007 and
March  30,  2007  as  the  new  record  date  and   shareholder   meeting  date,
respectively,  for the special meeting of shareholders of the Tax-Free Minnesota
Insured Fund to vote on the proposed reorganization. If approved by the Tax-Free
Minnesota Insured Fund's  shareholders,  the  reorganization is expected to take place in the spring of 2007.

On September  1, 2006,  the  Tax-Free  Minnesota  Insured Fund was closed to new investors. The Fund will continue to accept purchases from existing shareholders
(including  reinvested  dividends or capital  gains) until the last business day before the reorganization occurs.

What are each Fund's goals?
Delaware Tax-Free  Minnesota Fund and Delaware  Tax-Free  Minnesota Insured Fund
seek as high a level of current  income exempt from federal  income tax and from the Minnesota state personal  income tax, as is consistent with  preservation of capital.

Delaware  Tax-Free  Minnesota  Intermediate Fund seeks to provide investors with preservation  of capital and,  secondarily,  current  income exempt from federal income tax and the  Minnesota  state  personal  income  tax,  by  maintaining  a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware  Minnesota  High-Yield  Municipal  Bond  Fund  seeks as high a level of current  income  exempt from  federal  income tax and from the  Minnesota  state personal  income tax,  primarily  through  investment in medium- and lower-grade municipal obligations.

Although each Fund will strive to meet its goal,  there is no assurance  that it will.

What are each Fund's main  investment  strategies?  Under normal  circumstances,
Tax-Free Minnesota Fund,  Tax-Free Minnesota Insured Fund and Tax-Free Minnesota
Intermediate  Fund will  invest at least  80% of their net  assets in  municipal securities the income from which is exempt from federal income taxes,  including the federal  alternative  minimum tax,  and from the  Minnesota  state  personal income tax. Under normal circumstances, Minnesota High-Yield Municipal Bond Fund will invest at least 80% of its net assets in  municipal  securities  the income from which is exempt from federal income taxes and the Minnesota  state personal income taxes. These are fundamental  investment policies that may not be changed without prior shareholder approval.

Each  Fund is  required  to derive at least  95% of its  income  from  Minnesota obligations  in order for any of its income to be exempt  from  Minnesota  state personal income taxes.  Municipal debt obligations are issued by state and local governments  to raise  funds for  various  public  purposes  such as  hospitals, schools  and  general  capital  expenses.  Each Fund will  invest  its assets in securities with maturities of various lengths,  depending on market  conditions.
We will attempt to adjust the average  maturity of the bonds in the portfolio to provide a high  level of  tax-exempt  income  consistent  with  preservation  of capital.  Each Fund's income level will vary depending on current interest rates and the specific  securities in the  portfolio.  Each Fund may  concentrate  its investments  in certain types of bonds or in a certain  segment of the municipal bond  market  when  the  supply  of bonds  in  other  sectors  does not suit our

                                       17

Profile: Minnesota Tax-Exempt Funds (continued)

investment needs. Under normal  circumstances,  Tax-Free Minnesota  Intermediate
Fund will maintain a  dollar-weighted  average  effective  maturity of more than three  years but less than 10 years and the other  Funds will  generally  have a dollar-weighted average effective maturity of between five and 30 years.

Under normal  circumstances,  the Tax-Free Minnesota Insured Fund will invest at least  80% of its  net  assets  in  insured  securities.  This  policy  is not a fundamental policy and may be changed without shareholder approval. However, the
Fund will  provide its  shareholders  with at least 60 days' prior notice in the event of any change to this policy.  The insurance  feature  generally  helps to protect  bondholders in the event that the issuer whose bonds they hold defaults on its bond obligations.  This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.  The
Fund is also  permitted to invest up to 20% of its total  assets in  non-insured municipal securities that are rated within one of the top four rating categories by an NRSRO or that are unrated but are determined at the time of purchase to be of equivalent credit quality.

Minnesota  High-Yield  Municipal Bond Fund will invest in lower rated  municipal securities  ("junk bonds"),  which  typically offer higher income  potential and involve greater risk than higher quality securities.

What are the main risks of investing in each Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment  in a Fund will  increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio.  These Funds will be affected primarily by changes in interest rates.
For example,  when interest rates rise, the value of bonds in the portfolio will likely decline.  This generally  affects  securities with longer maturities more than those with shorter maturities.

The Funds may also be affected by the ability of  individual  municipalities  to pay  interest  and  repay  principal  on the bonds  they  issue.  Weak  economic conditions in Minnesota  may hinder that ability.  This risk is even greater for
Minnesota  High-Yield  Municipal Bond Fund because the Fund will invest a larger portion of its assets in junk bonds. These bonds are generally  considered to be in a less  secure  financial  situation  and may be  affected  more  by  adverse economic conditions. Each Fund is non-diversified as defined under the 1940 Act, which  means that it may invest a greater  percentage  of its assets in a single issuer than a diversified  fund, and may be subject to greater risk of loss than if it were diversified.

Under normal circumstances,  Tax-Free Minnesota Fund, Tax-Free Minnesota Insured
Fund and Tax-Free  Minnesota  Intermediate Fund each may invest up to 20% of its respective  net assets in  securities  the  income  from which is subject to the federal  alternative minimum tax. Minnesota  High-Yield  Municipal Bond Fund may invest up to 100% of assets in these  securities.  Income from these  securities would be taxable to  shareholders  who are  subject to the  federal  alternative minimum tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 34.

An  investment  in the Funds is not a deposit of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

You  should  keep in mind  that an  investment  in the  Funds is not a  complete investment  program;  they  should  be  considered  just one part of your  total financial  plan. Be sure to discuss these Funds with your  financial  advisor to determine whether they are an appropriate choice for you.

                                       18

How has Delaware Tax-Exempt Minnesota Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Funds.  We show how annual  returns for each  Fund's  Class A shares have varied over the past 10 calendar years or its lifetime,  as applicable,  as well as the average  annual  returns of Class A, B and C shares for one-year,  five-year and
10-year or lifetime periods,  as applicable.  A Fund's past performance  (before and after taxes) is not  necessarily  an  indication  how it will perform in the future.  The returns  reflect  expense caps in effect  during the  periods.  The returns  would be lower  without the expense  caps.  Please see the footnotes on page 23 for additional information about the expense caps.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

------------ ------- -------- ------- -------- -------- -------- -------- -------- ------- --------
              1996     1997    1998     1999     2000     2001     2002     2003    2004    2005
------------ ------- -------- ------- -------- -------- -------- -------- -------- ------- --------
Delaware      3.31%    9.68%   6.07%   -4.83%   10.91%    4.21%    8.68%    6.51%   4.78%   4.11%
Tax-Free
Minnesota
Fund
------------ ------- -------- ------- -------- -------- -------- -------- -------- ------- --------
Delaware      3.74%    8.49%   5.74%   -2.85%   10.25%    4.00%    8.59%    5.23%   4.48%   3.12%
Tax-Free
Minnesota
Insured
Fund
------------ ------- -------- ------- -------- -------- -------- -------- -------- ------- --------
Delaware      3.44%    6.69%   4.91%   -3.13%    6.65%    5.11%    8.54%    5.68%   3.93%   3.43%
Tax-Free
Minnesota
Intermediate
Fund
------------ ------- -------- ------- -------- -------- -------- -------- -------- ------- --------
Delaware      -----   11.26%   6.92%   -6.19%    7.21%    6.82%    8.68%    8.19%   6.35%   5.86%
Minnesota
High-Yield
Municipal
Bond
Fund
------------ ------- -------- ------- -------- -------- -------- -------- -------- ------- --------

As of September  30, 2006,  the Tax-Free  Minnesota  Fund's Class A shares had a calendar  year-to-date  return of 3.52%.  During the periods illustrated in this bar chart,  Class A's highest  quarterly  return was 4.55% for the quarter ended
December  31,  2000 and its lowest  quarterly  return was -2.15% for the quarter ended June 30, 2004.

As of September 30, 2006, the Tax-Free  Minnesota  Insured Fund's Class A shares had a calendar  year-to-date  return of 3.06%. During the periods illustrated in this bar chart,  Class A's  highest  quarterly  return was 4.47% for the quarter ended  September  30,  2002 and its lowest  quarterly  return was -2.50% for the quarter ended June 30, 2004.

As of September 30, 2006,  the Tax-Free  Minnesota  Intermediate  Fund's Class A
shares  had  a  calendar  year-to-date  return  of  3.25%.  During  the  periods illustrated in this bar chart,  Class A's highest quarterly return was 4.37% for the quarter ended September 30, 2002 and its lowest  quarterly return was -2.27%
for the quarter ended June 30, 2004.

As of September 30, 2006, the Minnesota High-Yield Municipal Bond Fund's Class A
shares  had  a  calendar  year-to-date  return  of  4.23%.  During  the  periods illustrated in this bar chart,  Class A's highest quarterly return was 3.83% for the quarter ended September 30, 2002 and its lowest  quarterly return was -4.24%
for the quarter ended December 31, 1999.

The maximum Class A sales charge of 4.50% for Tax-Free Minnesota Fund,  Tax-Free
Minnesota Insured Fund and Minnesota  High-Yield  Municipal Bond Fund, and 2.75%
for Tax-Free  Minnesota  Intermediate  Fund, which is normally deducted when you purchase shares,  is not reflected in the returns in the previous  paragraphs or in the bar chart.  If this fee were  included,  the  returns  would be less than those shown.  The average annual returns shown in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
------------------------------------------------ --------- ---------- -------------
Tax-Free Minnesota Fund                            1 year    5 years   10 years or
                                                                       lifetime***
------------------------------------------------ --------- ---------- -------------
Class A return before taxes                       (0.57%)      4.68%         4.77%
------------------------------------------------ --------- ---------- -------------
Class A return after taxes on distributions       (0.60%)      4.57%         4.70%
------------------------------------------------ --------- ---------- -------------
Class A return after taxes on distributions and
  sale of Fund shares                               1.09%      4.66%         4.76%
------------------------------------------------ --------- ---------- -------------
Class B return before taxes*                      (0.65%)      4.60%         4.66%
------------------------------------------------ --------- ---------- -------------
Class C return before taxes**                       2.33%      4.86%         4.49%
------------------------------------------------ --------- ---------- -------------
Lehman Brothers Municipal Bond Index (reflects
  no deduction for fees, expenses or taxes)         3.51%      5.59%         5.71%
------------------------------------------------ --------- ---------- -------------

                                       19

Profile: Delaware Tax-Exempt Minnesota Fund (continued)

Average annual returns for periods ending 12/31/05
------------------------------------------------ --------- ---------- -------------
Tax-Free Minnesota Insured Fund                    1 year    5 years   10 years or
                                                                       lifetime***
------------------------------------------------ --------- ---------- -------------
Class A return before taxes                       (1.52%)      4.10%         4.53%
------------------------------------------------ --------- ---------- -------------
Class A return after taxes on distributions       (1.55%)      4.07%         4.52%
------------------------------------------------ --------- ---------- -------------
Class A return after taxes on distributions and
  sale of Fund shares                               0.40%      4.14%         4.54%
------------------------------------------------ --------- ---------- -------------
Class B return before taxes*                      (1.60%)      4.03%         4.40%
------------------------------------------------ --------- ---------- -------------
Class C return before taxes**                       1.45%      4.31%         4.25%
------------------------------------------------ --------- ---------- -------------
Lehman Brothers Municipal Bond Index (reflects
  no deduction for fees, expenses or taxes)         3.51%      5.59%         5.71%
------------------------------------------------ --------- ---------- -------------
------------------------------------------------ --------- ---------- -------------
Tax-Free Minnesota Intermediate Fund               1 year    5 years   10 years or
                                                                       lifetime***
------------------------------------------------ --------- ---------- -------------
Class A return before taxes                         0.58%      4.75%         4.20%
------------------------------------------------ --------- ---------- -------------
Class A return after taxes on distributions         0.58%      4.75%         4.20%
------------------------------------------------ --------- ---------- -------------
Class A return after taxes on distributions and
  sale of Fund shares                               1.67%      4.70%         4.24%
------------------------------------------------ --------- ---------- -------------
Class B return before taxes*                        0.56%      4.44%         4.07%
------------------------------------------------ --------- ---------- -------------
Class C return before taxes**                       1.56%      4.45%         3.63%
------------------------------------------------ --------- ---------- -------------
Lehman Brothers Municipal Bond 3-15 Year Index
 (reflects no deduction for fees, expenses or
 taxes)                                             2.25%      5.18%         5.42%
------------------------------------------------ --------- ---------- -------------
Lehman Brothers Five-Year Municipal Bond Index
  (reflects no deduction for fees, expenses or
  taxes)                                            0.95%      4.62%         4.78%
------------------------------------------------ --------- ---------- -------------
------------------------------------------------ --------- ---------- -------------
Minnesota High-Yield Municipal Bond Fund           1 year    5 years   10 years or
                                                                       lifetime***
------------------------------------------------ --------- ---------- -------------
Class A return before taxes                         1.06%      6.20%         5.72%
------------------------------------------------ --------- ---------- -------------
Class A return after taxes on distributions         1.06%      6.20%         5.72%
------------------------------------------------ --------- ---------- -------------
Class A return after taxes on distributions and
  sale of Fund shares                               2.19%      6.08%         5.69%
------------------------------------------------ --------- ---------- -------------
Class B return before taxes*                        1.05%      6.14%         5.81%
------------------------------------------------ --------- ---------- -------------
Class C return before taxes**                       4.06%      6.39%         5.45%
------------------------------------------------ --------- ---------- -------------
Lehman Brothers Municipal Bond Index (reflects
  no deduction for fees, expenses or taxes)         3.51%      5.59%         5.71%
------------------------------------------------ --------- ---------- -------------

Tax-Free  Minnesota,   Tax-Free  Minnesota  Insured  and  Minnesota   High-Yield
Municipal  Bond Funds'  returns are  compared to the  performance  of the Lehman
Brothers Municipal Bond Index.  Tax-Free Minnesota  Intermediate  Fund's returns are compared to the performance of the Lehman Brothers Five-Year  Municipal Bond
Index and the Lehman  Brothers  Municipal  Bond 3-15 Year  Index.  Although  the
Tax-Free Minnesota Intermediate Fund has been benchmarked previously against the
Lehman Brothers Five-Year Municipal Bond Index, we have determined that it would be more  appropriate to use the Lehman  Brothers  Municipal Bond 3-15 Year Index
going  forward.  The  Lehman  Brothers  Five-Year  Municipal  Bond  Index may be
excluded from this comparison in the future. You should remember that unlike the
Funds,  the  indexes  are  unmanaged  and do not  reflect  the  actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities. Maximum sales charges are included in the Fund returns shown above.

                                       20

After-tax  performance  is presented  only for Class A shares of the Funds.  The after-tax  returns for each Fund's  other  classes  may vary.  Actual  after-tax returns  depend on the  investor's  individual tax situation and may differ from the  returns  shown.  After-tax  returns  are not  relevant  for shares  held in tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Funds' returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years.  If shares were not redeemed,  the returns before taxes for Tax-Free
     Minnesota Fund's Class B would be 3.34%, 4.85%, and 4.66% for the one-year, five-year and 10-year periods,  respectively;  the returns before taxes for
     Tax-Free Minnesota Insured Fund's Class B would be 2.35%,  4.29%, and 4.40%
     for the one-year, five-year and 10-year periods,  respectively; the returns before taxes for Tax-Free  Minnesota  Intermediate  Fund's Class B would be
     2.55%,  4.44%,  and 4.07% for the one-year,  five-year and 10-year periods, respectively;  and  the  returns  before  taxes  for  Minnesota  High-Yield
     Municipal  Bond  Fund's  Class B would be 5.05%,  6.37%,  and 5.81% for the one-year, five-year and lifetime periods, respectively.

**   Total returns assume  redemption of shares at end of period. If shares were not redeemed,  the returns before taxes for Tax-Free Minnesota Fund's Class
     C would be 3.33%, 4.86%, and 4.49% for the one-year,  five-year and 10-year periods  respectively;  the returns  before  taxes for  Tax-Free  Minnesota
     Insured  Fund's Class C would be 2.44%,  4.31% and 4.25% for the  one-year, five-year and 10-year periods,  respectively;  the returns before taxes for
     Tax-Free Minnesota  Intermediate  Fund's Class C would be 2.56%, 4.45%, and
     3.63% for the one-year,  five-year and 10-year periods,  respectively;  and the returns  before taxes for Minnesota  High-Yield  Municipal  Bond Fund's
     Class C would be 5.06%,  6.39%,  and 5.45% for the one-year,  five-year and lifetime periods, respectively.

***  The Lehman  Brothers  Municipal  Bond  Index  return is shown for Class A's lifetime  period for the  Minnesota  High-Yield  Municipal  Bond Fund.  The
     inception  date  for  Class A shares  of the Fund was June 4,  1996 and for
     Class B and Class C shares of the Fund was June 12, 1996. The Index returns for Class B and Class C lifetime  periods are 6.07% for both  classes.  The
     Index  reports  on a monthly  basis as of the last day of the  month.  As a result,  the  Index  returns  for Class A,  Class B and  Class C  lifetimes reflect the returns from June 30, 1996 through December 31, 2005.

                                       21

Profile: Delaware Tax-Exempt Minnesota Fund (continued)

What are the Funds' fees and expenses?

Sales charges are fees paid directly from your  investments when you buy or sell shares of a Fund.

------------------------------------------------------ -----------------------------
                              Tax-Free Minnesota Fund            Tax-Free Minnesota
                      Tax-Free Minnesota Insured Fund             Intermediate Fund
             Minnesota High-Yield Municipal Bond Fund
------------------------- -------- --------- --------- --------- --------- ---------
CLASS                           A         B         C         A         B         C
------------------------- -------- --------- --------- --------- --------- ---------
Maximum sales charge
(load) imposed on
purchases as a
percentage of offering
price                       4.50%      none      none     2.75%      none      none
------------------------- -------- --------- --------- --------- --------- ---------
Maximum contingent
deferred sales charge
(load) as a percentage
of original purchase
price or redemption
price, whichever is
lower                     none(1)  4.00%(2)  1.00%(3)   none(1)  2.00%(4)  1.00%(3)
------------------------- -------- --------- --------- --------- --------- ---------
Maximum sales charge
(load) imposed on
reinvested dividends         none      none      none      none      none      none
------------------------- -------- --------- --------- --------- --------- ---------
Redemption fees              none      none      none      none      none      none
------------------------- -------- --------- --------- --------- --------- ---------

Annual fund operating expenses are deducted from a Fund's assets.

------------------------------------------------------ -----------------------------
                              Tax-Free Minnesota Fund            Tax-Free Minnesota
                                                                       Insured Fund
------------------------- -------- --------- --------- --------- --------- ---------
CLASS                           A         B         C         A         B         C
------------------------- -------- --------- --------- --------- --------- ---------
Management fees(5)          0.55%     0.55%     0.55%     0.50%     0.50%     0.50%
------------------------- -------- --------- --------- --------- --------- ---------
Distribution and            0.25%     1.00%     1.00%     0.25%     1.00%     1.00%
service (12b-1) fees
------------------------- -------- --------- --------- --------- --------- ---------
Other expenses              0.14%     0.14%     0.14%     0.15%     0.15%     0.15%
------------------------- -------- --------- --------- --------- --------- ---------
Total annual fund           0.94%     1.69%     1.69%     0.90%     1.65%     1.65%
operating expenses
------------------------- -------- --------- --------- --------- --------- ---------
Fee waivers and payments  (0.01%)   (0.01%)   (0.01%)   (0.01%)   (0.01%)   (0.01%)
------------------------- -------- --------- --------- --------- --------- ---------
Net expenses                0.93%     1.68%     1.68%     0.89%     1.64%     1.64%
------------------------------------------------------ -----------------------------
                                   Tax-Free Minnesota          Minnesota High-Yield
                                    Intermediate Fund           Municipal Bond Fund
------------------------- -------- --------- --------- --------- --------- ---------
CLASS                           A         B         C         A         B         C
------------------------- -------- --------- --------- --------- --------- ---------
Management fees(5)          0.50%     0.50%     0.50%     0.55%     0.55%     0.55%
------------------------- -------- --------- --------- --------- --------- ---------
Distribution and         0.25%(6)     1.00%     1.00%     0.25%     1.00%     1.00%
service (12b-1) fees
Other expenses              0.22%     0.22%     0.22%     0.20%     0.20%     0.20%
------------------------- -------- --------- --------- --------- --------- ---------
Total annual fund           0.97%     1.72%     1.72%     1.00%     1.75%     1.75%
operating expenses
------------------------- -------- --------- --------- --------- --------- ---------
Fee waivers and payments  (0.22%)   (0.12%)   (0.12%)   (0.11%)   (0.11%)   (0.11%)
------------------------- -------- --------- --------- --------- --------- ---------
Net expenses                0.75%     1.60%     1.60%     0.89%     1.64%     1.64%
------------------------- -------- --------- --------- --------- --------- ---------

                                       22

This  example is intended to help you compare the cost of investing in the Funds to the  cost  of  investing  in  other  mutual  funds  with  similar  investment objectives.  We show the  cumulative  amount of Fund expenses on a  hypothetical investment  of $10,000  with an annual 5% return  over the time  shown.(7)  This example  reflects  the net  operating  expenses  with  expense  waivers  for the one-year  contractual  period and the total operating  expenses  without expense waivers  for  years  two  through  10.  This is an  example  only,  and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------
                           Tax-Free Minnesota Fund(8)
------------------------------------------------------------------------
CLASS              A          B               B         C              C
                                    (if redeemed)          (if redeemed)
------------------------------------------------------------------------
1 year          $541       $171            $571      $171           $271
 -----------------------------------------------------------------------
3 years         $735       $532            $757      $532           $532
------------------------------------------------------------------------
5 years         $946       $917          $1,067      $917           $917
 -----------------------------------------------------------------------
10 years      $1,552     $1,798          $1,798    $1,997         $1,997
------------------------------------------------------------------------

------------------------------------------------------------------------
                       Tax-Free Minnesota Insured Fund(8)
------------------------------------------------------------------------
CLASS              A          B               B         C             C
                                  (if redeemed)            (if redeemed)
------------------------------------------------------------------------
1 year          $537       $167            $567      $167           $267
 -----------------------------------------------------------------------
3 years         $723       $519            $744      $519           $519
------------------------------------------------------------------------
5 years         $925       $896          $1,046      $896           $896
 -----------------------------------------------------------------------
10 years      $1,507     $1,754          $1,754    $1,954         $1,954
------------------------------------------------------------------------

------------------------------------------------------------------------
                                 Tax-Free Minnesota Intermediate Fund(9)
------------------------------------------------------------------------
CLASS              A          B               B         C              C
                                  (if redeemed)            (if redeemed)
------------------------------------------------------------------------
1 year          $349       $163            $363      $163           $263
------------------------------------------------------------------------
3 years         $554       $530            $630      $530           $530
------------------------------------------------------------------------
5 years         $776       $922            $922      $922           $922
------------------------------------------------------------------------
10 years      $1,413     $1,821          $1,821    $2,020         $2,020
------------------------------------------------------------------------

------------------------------------------------------------------------
                   Minnesota High-Yield Municipal Bond Fund(8)
------------------------------------------------------------------------
CLASS              A          B               B         C              C
                                  (if redeemed)            (if redeemed)
------------------------------------------------------------------------
1 year          $537       $167            $567      $167           $267
------------------------------------------------------------------------
3 years         $744       $540            $765      $540           $540
------------------------------------------------------------------------
5 years         $967       $939          $1,089      $939           $939
------------------------------------------------------------------------
10 years      $1,610     $1,855          $1,855    $2,053         $2,053
------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase for Tax-Free  Minnesota Fund,
     Tax-Free  Minnesota  Insured Fund and Minnesota  High-Yield  Municipal Bond
     Fund and within one year of purchase  for Tax-Free  Minnesota  Intermediate
     Fund.  Additional  Class A  purchase  options  that  involve  a  contingent deferred  sales  charge  may be  permitted  from  time to time  and will be disclosed in the Prospectus if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 2.00%,  which  declines to
     1.00% during the second and third years and 0% thereafter.

(5)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse  expenses through December 31, 2007 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine expenses or costs, including but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"])  from exceeding 0.68% of average daily net assets of  Tax-Free  Minnesota  Fund,  0.64% of  average  daily net  assets of the
     Tax-Free  Minnesota  Insured Fund, 0.60% of average daily net assets of the
     Tax-Free Minnesota  Intermediate Fund and 0.64% of average daily net assets of Minnesota  High-Yield Municipal Bond Fund. For purposes of these waivers and reimbursements,  non-routine  expenses may also include such additional costs and  expenses  as may be agreed  upon from time to time by the Funds'
     Boards and the Manager.

(6)  The  Funds'   distributor   has  contracted  to  limit  Tax-Fee   Minnesota
     Intermediate  Fund's Class A shares 12b-1 fee through  December 31, 2007 to no more than 0.15% of average daily net assets.

(7)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through 10.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

(9)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after five  years.  Information  for years six  through 10 reflects expenses of the Class A shares.

                                       23

How we manage the Funds

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund.

The Funds will invest  primarily in tax-exempt  obligations  of issuers in their respective states.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Funds may also invest in securities of U.S.  territories  and possessions to the extent that these securities are tax-exempt under each state's tax code.

We will generally  invest in securities  for income rather than seeking  capital appreciation  through  active  trading.  However,  we may sell  securities for a variety  of  reasons  such as: to  reinvest  the  proceeds  in  higher  yielding securities,  to eliminate  investments not consistent  with the  preservation of capital,  to honor redemption  requests or if a credit situation  weakens.  As a result,  we may  realize  losses or  capital  gains  which  could be  taxable to shareholders.

Tax-Free  Minnesota  Intermediate  Fund will  generally  have a  dollar-weighted average effective maturity of more than three years but less than 10 years. This is a more conservative strategy than funds with longer  dollar-weighted  average effective  maturities,  which should result in the Fund  experiencing less price volatility  when interest rates rise or fall. The remaining  Funds  described in this prospectus will generally have a dollar-weighted average effective maturity of between five and 30 years.

Each Fund's  investment  objective is fundamental.  This means that the Board of
Trustees may not change the objective without obtaining shareholder approval.

                                       24

The securities we typically invest in
Fixed income  securities  offer the potential for greater  income  payments than stocks,  and also may provide  capital  appreciation.  Municipal bond securities typically  pay  income  free of  federal  income  taxes and may be free of state income taxes in the state where they are issued.

-------------------------- -------------------------------------------------
       Securities                          How we use them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt Tax-Free
                           Single-State  Funds      Minnesota  Minnesota
                           Tax-Exempt    (AZ, CA,   Inter-     High-Yield
                           Funds         CO, ID,    mediate    Municipal
                           (FL, MN)      MN, NY)    Fund       Bond Fund
-------------------------- ----------------------------------- -------------
Tax-exempt obligations:    Under normal circumstances, we      Under
Commonly known as          will invest at least 80% of each    normal
municipal bonds, these     Fund's net assets in tax-exempt     circumstances,
are debt obligations       obligations which are exempt from   we will
issued by or on behalf     federal income taxes, including     invest at
of a state or territory,   the federal alternative minimum     least 80%
its agencies or            tax, and (except for Tax-Free       of the
instrumentalities,         Florida Insured Fund), from the     Minnesota
municipalities or other    personal income tax in its          High-Yield
political                  respective state.  These bonds      Municipal
sub-divisions.  The        may include general obligation      Bond Fund'
interest on these debt     bonds and revenue bonds.            net assets
obligations can                                                in
generally be excluded                   Tax-Free               tax-exempt
from federal income tax                 New York               obligations
as well as personal                     Fund will              (including
income tax in the state                 invest at              obligations
where the bond is                       least 80%              subject to
issued.  Determination                  of net                 alternative
of a bond's tax-exempt                  assets in              minimum
status is based on the                  tax-exempt             tax). At
opinion of the bond                     obligations            least 65%
issuer's legal counsel.                 under                  will be
Tax-exempt obligations                  normal                 invested in
may include securities                  market                 medium and
subject to the                          conditions.            lower-grade
alternative minimum                     Any                    securities
tax.  See "Private                      investments            rated
activity bonds" below                   in                     between BBB
for more information.                   obligations            and B- by
                                        subject to             S&P, of
                                        the                    equivalent
                                        alternative            quality by
                                        minimum                another
                                        tax would              NRSRO or in
                                        not count              securities
                                        toward the             that the
                                        80% of                 Manager
                                        Tax-Free               determines
                                        New York               to be of
                                        Fund's net             comparable
                                        assets                 quality.
                                        that must
                                        be
                                        invested
                                        in this
                                        manner.
-------------------------- ------------ ------------ --------- -------------

                                       25

How we manage the Funds (continued)

-------------------------- -------------------------------------------------
       Securities                          How we use them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt Tax-Free
                           Single-State  Funds      Minnesota  Minnesota
                           Tax-Exempt    (AZ, CA,   Inter-     High-Yield
                           Funds         CO, ID,    mediate    Municipal
                           (FL, MN)      MN, NY)    Fund       Bond Fund
-------------------------- ----------------------------------- -------------
General obligation         We may       We may invest          We may
bonds: Municipal bonds     invest in    without limit in       invest in
on which the payment of    general      general obligation     general
principal and interest     obligation   bonds and will         obligation
is secured by the          bonds;       primarily invest in    bonds and
issuer's pledge of its     however,     bonds in the top       will
full faith, credit and     after the    four quality grades    typically
taxing power.              application  or bonds that are      invest in
                           of           unrated, but which     lower
                           insurance,   the Manager            quality
                           general      determines to be of    bonds rated
                           obligation   equal quality.         between BBB
                           bonds                               and B- by
                           representing                        S&P, of
                           at least                            equivalent
                           80% of                              quality by
                           each                                another
                           Fund's net                          NRSRO, or
                           assets                              bonds that
                           must be                             are unrated
                           rated AAA                           which the
                           by                                  Manager
                           Standard &                          determines
                           Poor's                              to be of
                           (S&P) or                            equal
                           Aaa by                              quality.
                           Moody's
                           Investors
                           Service,
                           Inc.
                           (Moody's)
                           or have an
                           equivalent
                           rating
                           from
                           another
                           NRSRO at
                           the time
                           of
                           purchase.

-------------------------- ------------ ---------------------- -------------
Revenue bonds:             We may      We may invest without   We may
Municipal bonds on which   invest in   limit in revenue        invest in
principal and interest     revenue     bonds and will          revenue
payments are made from     bonds;      primarily invest in     bonds and
revenues derived from a    however,    bonds in the top four   will
particular facility,       after the   quality grades or       typically
from the proceeds of a     application bonds that are          invest in
special excise tax or      of          unrated, but which      lower
from revenue generated     insurance,  the Manager             quality
by an operating            revenue     determines to be of     bonds rated
project.  Principal and    bonds       equal quality.          between BBB
interest are not secured   representing                        and B- by
by the general taxing      80% of                              S&P, of
power.  Tax-exempt         each                                equivalent
industrial development     Fund's                              quality by
bonds, in most cases,      net                                 another
are a type of revenue      assets                              NRSRO, or
bond that is not backed    must be                             bonds that
by the credit of the       rated AAA                           are unrated
issuing municipality and   by S&P or                           which the
may therefore involve      have an                             Manager
more risk.                 equivalent                          determines
                           rating                              to be of
                           from                                equal
                           another                             quality.
                           NRSRO at
                           the time
                           of
                           purchase.

-------------------------- ----------- ----------------------- -------------

                                       26

-------------------------- -------------------------------------------------
       Securities                          How we use them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt Tax-Free
                           Single-State  Funds      Minnesota  Minnesota
                           Tax-Exempt    (AZ, CA,   Inter-     High-Yield
                           Funds         CO, ID,    mediate    Municipal
                           (FL, MN)      MN, NY)    Fund       Bond Fund
-------------------------- ----------------------------------- -------------
Insured municipal bonds:   We may invest without limit in      Insured
Various municipal          insured bonds.  It is possible      bonds will
issuers may obtain         that a substantial portion of a     typically
insurance for their        Fund's portfolio may consist of     not be a
obligations. In the        municipal bonds that are insured    significant
event of a default, the    by a single insurance company.      portion of
insurer is required to                                         the
make payments of           Insurance is available on           investments
interest and principal     uninsured bonds and each Fund may   of the Fund.
when due to the            purchase such insurance directly.
bondholders.  However,     We will generally do so only if
there is no assurance      we believe that purchasing and
that the insurance         insuring a bond provides an
company will meet its      investment opportunity at least
obligations. Insured       comparable to owning other
obligations are            available insured securities.
typically rated in the
top quality grades by an   The purpose of insurance is to
NRSRO.                     protect against credit risk. It
                           does not insure against market
                           risk or guarantee the value of
                           the securities in the portfolio
                           or the value of shares of any of
                           the Funds.

--------------------------
                           At least 80%
                           of each
                           Insured
                           Fund's net
                           assets will
                           consist of
                           bonds that
                           are fully
                           insured.
                           All insurers
                           must have
                           AAA-rated
                           claims paying
                           ability by
                           S&P or
                           another NRSRO
                           at the time
                           that the
                           insured bond
                           is purchased.
-------------------------- ----------------------------------- -------------

                                       27

How we manage the Funds (continued)

-------------------------- -------------------------------------------------
       Securities                          How we use them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt Tax-Free
                           Single-State  Funds      Minnesota  Minnesota
                           Tax-Exempt    (AZ, CA,   Inter-     High-Yield
                           Funds         CO, ID,    mediate    Municipal
                           (FL, MN)      MN, NY)    Fund       Bond Fund
-------------------------- ----------------------------------- -------------
Short-term money market    Pending      Although not a principal investment
securities: Debt           the          strategy, we may invest without
securities that are        investment   limit in short-term tax-exempt
scheduled to mature in     or           obligations on a temporary,
less than 360 days.        reinvestment defensive basis.
These are generally        of each
considered to be very      Fund's       We may also hold its assets in
safe and highly liquid.    assets in    securities of tax-exempt money
                           longer-term  market mutual funds or in cash on a
                           tax-exempt   temporary, defensive basis.
                           obligations,
                           we may
                           invest up
                           to 35% of
                           each
                           Fund's
                           net
                           assets in
                           short-term
                           tax-exempt
                           instruments,
                           without
                           obtaining
                           insurance,
                           provided
                           that such
                           instruments
                           are rated
                           in either
                           the
                           highest
                           short-term
                           or
                           long-term
                           rating
                           category
                           by an
                           NRSRO.

                           We may
                           invest up
                           to 10% of
                           each
                           Fund's
                           net
                           assets in
                           securities
                           of
                           tax-exempt
                           money
                           market
                           mutual
                           funds
                           pending
                           investment
                           or
                           reinvestment
                           of its
                           assets in
                           longer-term
                           tax-exempt
                           obligations.
-------------------------- -------------------------------------- ----------
Private activity or        Under normal circumstances, we may     We may
private placement bonds:   invest up to 20% of each Fund's        invest
Municipal bond issues      assets in bonds whose income is        without
whose proceeds are used    subject to the federal alternative     limit in
to finance certain         minimum tax. This means that a         these
non-government             portion of a Fund's distributions      bonds.
activities, including      could be subject to the federal
some types of industrial   alternative minimum tax that applies
revenue bonds such as      to certain taxpayers.
privately owned sports
and convention
facilities.  The Tax
Reform Act of 1986
subjects interest income
from these bonds to the
federal alternative
minimum tax and makes
the tax-exempt status of
certain bonds dependent
on the issuer's
compliance with specific
requirements after the
bonds are issued.

-------------------------- -------------------------------------- ----------

                                       28

-------------------------- -------------------------------------------------
       Securities                          How we use them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt Tax-Free
                           Single-State  Funds      Minnesota  Minnesota
                           Tax-Exempt    (AZ, CA,   Inter-     High-Yield
                           Funds         CO, ID,    mediate    Municipal
                           (FL, MN)      MN, NY)    Fund       Bond Fund
-------------------------- ----------------------------------- -------------
Municipal leases and       We may invest without limit in municipal lease
certificates of            obligations primarily through certificates of
participation (COPs):      participation.
Certificates of
participation are widely   As with its other investments, we expect each
used by state and local    Fund's investments in municipal lease
governments to finance     obligations to be exempt from regular federal
the purchase of property   income taxes.  Each Fund will rely on the
and facilities.  COPs      opinion of the bond issuer's counsel for a
are like installment       determination of the bond's tax-exempt status.
purchase agreements. A
governmental corporation   A feature that distinguishes COPs from
may create a COP when it   municipal debt is that leases typically contain
issues long-term bonds     a "nonappropriation" or "abatement" clause.
to pay for the             This means the municipality leasing the
acquisition of property    property or facility must use its best efforts
or facilities.  The        to make lease payments, but may terminate the
property or facilities     lease without penalty if its legislature or
are then leased to a       other appropriating body does not allocate the
municipality, which        necessary money.  In such a case, the creator
makes lease payments to    of the COP, or its agent, is typically entitled
repay interest and         to repossess the property.  In many cases,
principal to the holders   however, the market value of the property will
of the bonds.  Once the    be less than the amount the municipality was
lease payments are         paying.
completed, the
municipality gains         COPs are generally considered illiquid and
ownership of the           subject to each Fund's limitations on illiquid
property for a nominal     securities unless we determine they are liquid
sum.                       according to the guidelines set by the Boards
                           of Trustees.
-------------------------- -------------------------------------------------
Zero coupon bonds: Debt    We may invest in zero coupon bonds.  The market
obligations which do not   prices of these bonds are generally more
entitle the holder to      volatile than the market prices of securities
any periodic payments of   that pay interest periodically and are likely
interest prior to          to react to changes in interest rates to a
maturity or a specified    greater degree than interest-paying bonds
date when the securities   having similar maturities and credit quality.
begin paying current       They may have certain tax consequences which,
interest. Therefore,       under certain conditions, could be adverse to a
they are issued and        Fund.
traded at a price lower
than their face amounts
or par value.
-------------------------- -------------------------------------------------
Inverse floaters: A type   We may invest up to 25% of each Fund's
of derivative tax-exempt   respective net assets in inverse floaters when
obligation with floating   the underlying bond is tax-exempt.  Otherwise,
or variable interest       each Fund's investments in taxable instruments,
rates that move in the     non-insured securities (for the Insured Funds)
opposite direction of      and securities rated below investment grade
short-term interest        (other than Minnesota High-Yield Municipal Bond
rates, usually at an       Fund), including inverse floaters on taxable
accelerated speed.         bonds, are limited to 20% of the Fund's net
Consequently, the market   assets.
values of inverse
floaters will generally
be more volatile than
other tax-exempt
investments.
-------------------------- -------------------------------------------------
Variable rate and           We may purchase "floating rate" and "variable
floating rate               rate" obligations.
obligations: Pay interest
at rates that are not
fixed, but instead vary
with changes in specified
market rates or indexes
on pre-designated dates.
--------------------------- ------------------------------------------------

                                       29

How we manage the Funds (continued)

-------------------------- -------------------------------------------------
       Securities                          How we use them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt Tax-Free
                           Single-State  Funds      Minnesota  Minnesota
                           Tax-Exempt    (AZ, CA,   Inter-     High-Yield
                           Funds         CO, ID,    mediate    Municipal
                           (FL, MN)      MN, NY)    Fund       Bond Fund
-------------------------- ----------------------------------- -------------
Advance refunded bonds      We may invest without limit in advance
(also known as Escrow       refunded bonds or escrow-secured bonds.  These
bonds): In an advance       bonds are generally considered to be of very
refunding, the issuer       high quality because of the escrow account
will use the proceeds of    which typically holds U.S. Treasuries.
a new bond issue to
purchase high-grade
interest bearing debt
securities. These
securities are then
deposited into an
irrevocable escrow
account held by a trustee
bank to secure all future
payments of principal and
interest on pre-existing
bonds, which are then
considered to be "advance
refunded bonds." These
bonds often receive the
highest rating from S&P
and Moody's.  Defeased
bonds are bonds in which
the rights of the bond
holder have been
terminated.  This
typically relates to an
advance refunding.
--------------------------- ------------------------------------------------
High-yield, high-risk           *      We may invest up to     We will
municipal bonds:                       20% of each Fund's      invest at
Municipal debt                         net assets in           least 65%
obligations rated lower                high-yield, high-risk   of
than investment grade by               fixed-income            Minnesota
an NRSRO or, if unrated,               securities. This        High-Yield
of comparable quality.                 limit applies to the    Municipal
These securities are                   combined value of the   Bond Fund's
often referred to as                   Fund's holdings in      total
"junk bonds" and are                   lower-rated bonds and   assets in
considered to be of poor               its holding of          medium- and
standing and                           derivative tax-exempt   lower-rated,
predominately                          securities, such as     high-yield
speculative.                           inverse floaters.       securities.
                                       We will not invest in   In doing
                                       securities that are     so, the
                                       rated lower than B by   Fund may
                                       S&P or similarly        offer
                                       rated by another        higher
                                       rating agency. We       income
                                       will not invest in      potential,
                                       unrated bonds that      but is also
                                       are considered to be    subject to
                                       of a quality lower      greater
                                       than B.                 risk,
                                                               including
                                                               price
                                                               volatility
                                                               during
                                                               periods of
                                                               adverse
                                                               economic
                                                               conditions.
                                                               The Fund
                                                               may also
                                                               experience
                                                               a higher
                                                               incidence
                                                               of credit
                                                               problems.
-------------------------- ----------- ----------------------- -------------

* This is not a principal strategy for the Funds.

                                       30

-------------------------- -------------------------------------------------
       Securities                          How we use them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt Tax-Free
                           Single-State  Funds      Minnesota  Minnesota
                           Tax-Exempt    (AZ, CA,   Inter-     High-Yield
                           Funds         CO, ID,    mediate    Municipal
                           (FL, MN)      MN, NY)    Fund       Bond Fund
-------------------------- ----------------------------------- -------------
Illiquid securities:       We may invest up to 15% of each Fund's
Securities that do not     respective net assets in illiquid securities.
have a ready market, and
cannot be easily sold,
within seven days, at
approximately the price
that the Fund has valued
them.  Illiquid
securities include
repurchase agreements
maturing in more than
seven days.
-------------------------- -------------------------------------------------
Repurchase agreements:     We may use repurchase agreements as a
An agreement between a     short-term investment for a Fund's cash
buyer of securities,       position. In order to enter into these
such as a fund, and a      repurchase agreements, a Fund must have
seller of securities, in   collateral of at least 102% of the repurchase
which the seller agrees    price.  We may not enter into repurchase
to buy the securities      agreements that represent more than 10% of
back within a specified    total assets of a Fund except when investing
time at the same price     for defensive purposes during periods of
the buyer paid for them,   adverse market conditions.  We will only enter
plus an amount equal to    into repurchase agreements in which the
an agreed upon interest    collateral is comprised of U.S. government
rate. Repurchase           securities.
agreements are often
viewed as equivalent to
cash.
-------------------------- ----------- -------------------------------------
Reverse repurchase              *      Tax-Free Arizona Fund, Tax-Free
agreements are the same                California Fund, Tax-Free Florida
as repurchase agreements               Fund, Tax-Free Idaho Fund,
except that a fund would               Minnesota High-Yield Municipal Bond
act as the seller and                  Fund and Tax-Free New York Fund may
agree to buy back the                  invest up to 10% of their
securities at the same                 respective total assets in reverse
price the buyer paid for               repurchase agreements.  This may be
them, plus an agreed                   preferable to a regular sale and
upon interest rate.                    later repurchase of securities
                                       because it avoids certain market
                                       risk and transaction costs.
                                       However, these may be used as a
                                       form of leveraging which may
                                       exaggerate any increases or
                                       decreases in each Fund's net asset
                                       value (NAV).  Because we limit the
                                       use of this speculative technique
                                       to 10% of a Fund's total assets, we
                                       believe we can use it to facilitate
                                       a Fund's ability to provide current
                                       income while reducing the potential
                                       risk that leveraging can have on a
                                       Fund's principal.

                                       Funds that are not listed above may
                                       not use reverse repurchase
                                       agreements.
----------------------------------------------------------------------------

* This is not a principal strategy for the Funds.

                                       31

How we manage the Funds (continued)

-------------------------- -------------------------------------------------
       Securities                          How we use them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt Tax-Free
                           Single-State  Funds      Minnesota  Minnesota
                           Tax-Exempt    (AZ, CA,   Inter-     High-Yield
                           Funds         CO, ID,    mediate    Municipal
                           (FL, MN)      MN, NY)    Fund       Bond Fund
-------------------------- ----------------------------------- -------------
                           We may invest in futures, options and closing
Options represent a        transactions related thereto.  These activities
right to buy or sell a     will not be entered into for speculative
security at an agreed      purposes, but rather for hedging purposes and
upon price at a future     to facilitate the ability to quickly deploy
date.  The purchaser of    into the market a Fund's cash, short-term debt
an option may or may not   securities and other money market instruments
choose to go through       at times when its assets are not fully
with the transaction.      invested.  We may only enter into these
                           transactions for hedging purposes if it is
                           consistent with a Fund's respective investment
Certain options may be     objective and policies.
considered to be
derivative securities.     We may invest up to an aggregate of 20% of a
                           Fund's net assets in futures, options and swaps
                           as long as each Fund's investment in these
                           securities when aggregated with other taxable
                           investments, non-insured securities (for the
                           Insured Funds) and securities rated below
                           investment grade (other than Minnesota
                           High-Yield Municipal Bond Fund) does not exceed
                           20% of the Fund's total net assets.

                           Use of these strategies can increase the
                           operating costs of the Funds and can lead to
                           loss of principal.
------------------------- -------------------------------------------------
Futures contracts:         We may invest in futures, options and closing
Agreements for the         transactions related thereto.  These activities
purchase or sale of        will not be entered into for speculative
securities (or index of    purposes, but rather for hedging purposes and
securities) at a           to facilitate the ability to quickly deploy
specified price, on a      into the market a Fund's cash, short-term debt
specified date. Unlike     securities and other money market instruments
an option, a futures       at times when the Fund's assets are not fully
contract must be           invested.  We may only enter into these
executed unless it is      transactions for hedging purposes if it is
sold before the            consistent with a Fund's respective investment
settlement date.           objective and policies.

Certain futures and        We may invest up to an aggregate of 20% of a
options on futures may     Fund's net assets in futures, options and swaps
be considered to be        as long as the Fund's investment in these
derivative securities.     securities when aggregated with other taxable
                           investments and securities rated below
                           investment grade does not exceed 20% of the
                           Fund's total net assets.

                           Use of these strategies can increase the Funds'
                           operating costs and can lead to loss of
                           principal.
-------------------------- -------------------------------------------------
Interest rate swaps and
index swap agreements:     We may use interest rate swaps to adjust its
In an interest rate        sensitivity to interest rates by changing its
swap, a fund receives      duration.  We may also use interest rate swaps
payment from another       to hedge against changes in interest rates.  We
party based on a           may use index swaps to gain exposure to markets
floating interest rate     that a Fund invests in and may also use index
in return for making       swaps as a substitute for futures, options or
payments based on a        forward contracts if such contracts are not
fixed interest rate.  An   directly available to the Fund on favorable
interest rate swap can     terms.
also work in reverse,
with a fund receiving
payments based on a        We may invest up to an aggregate of 20% of a
fixed interest rate and    Fund's net assets in futures, options and swaps
making payments based on   as long as the Fund's investment in these
a floating interest        securities when aggregated with other taxable
rate. In an index swap,    investments and securities rated below
a fund receives gains or   investment grade does not exceed 20% of the
incurs losses based on     Fund's total net assets.
the total return of an
index, in exchange for
making fixed or floating   Use of these strategies can increase the Funds'
interest rate payments     operating costs and can lead to loss of
to another party.          principal.
-------------------------- -------------------------------------------------

                                       32

The Funds may also invest in other securities  including,  options,  futures and restricted securities.  Please see the Statement of Additional Information (SAI)
for additional  descriptions on these  securities as well as those listed in the table above.

Downgraded quality ratings   The credit quality restrictions described above for
each Fund apply only at the time of  purchase.  The Funds may continue to hold a security  whose  quality  rating  has been  lowered or in the case of an unrated bond,  after we have changed our assessment of its credit quality.  However,  no
Fund (except Minnesota  High-Yield Municipal Bond Fund) may have more than 5% of its assets  invested in securities  that have been  downgraded to a rating lower than the lowest rating  permitted for that Fund. The Insured Funds may invest up to 35% of their  respective total assets in securities that have been downgraded to AA or Aa since  each Fund  initially  purchased  them.  Minnesota  High-Yield
Municipal Bond Fund may retain securities that are downgraded after purchase.

Borrowing from banks   Each Fund may  borrow  money  from  banks as a  temporary
measure for  extraordinary or emergency  purposes or to facilitate  redemptions.
The Funds will be  required to pay  interest to the lending  banks on the amount borrowed.  As a result,  borrowing  money could result in a Fund being unable to meet its investment objective.  A Fund will not borrow in excess of 20% (10% for
Tax-Free Colorado Fund) of the value of its net assets.

Purchasing securities on a when-issued or delayed delivery basis   Each Fund may
buy or sell  securities on a when-issued  or delayed  delivery  basis;  that is, paying for securities  before  delivery or taking delivery at a later date. Each
Fund  will  designate  cash  or  securities  in  amounts   sufficient  to  cover
obligations and will value the designated assets daily.

Temporary defensive positions  For temporary defensive purposes, a Fund may hold a substantial  part of its assets in cash or cash  equivalents.  To the extent a
Fund holds these  securities,  the Fund may be unable to achieve its  investment objective.

Concentration   Depending on the supply of  available  bonds and how those bonds suit our investment needs, each Fund may concentrate its investments  (investing more than 25% of total  assets) in a particular  segment of the bond market such as the housing, health care and/or utility industries. Each Fund may also invest more  than  25% of  total  assets  in  industrial  development  bonds.  Tax-Free
California Fund, Tax-Free Idaho Fund,  Minnesota  High-Yield Municipal Bond Fund
and Tax-Free New York Fund may also concentrate  investments in  transportation, education and/or industrial obligations.

Portfolio turnover It is possible that each Fund's annual portfolio turnover may be greater  than 100%. A turnover  rate of 100% would occur if, for  example,  a
Fund bought and sold all of the  securities in its portfolio  once in the course of the year or  frequently  traded a single  security.  A high rate of portfolio turnover in any year may increase transaction costs for investors and may affect each Fund's performance.

                                       33

How we manage the Funds (continued)

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your  investment  in any of the municipal  bond funds to be a long-term investment  that  typically  provides the best results when held for a number of years.  The table below  describes the principal risks you assume when investing in these  Funds.  Please see the SAI for further  discussion  of these risks and other risks not discussed here.

-------------------------- -------------------------------------------------
        The risks                    How we strive to manage them
-------------------------- ----------- ----------- ----------- -------------
                                         Single-
                                         State
                           Insured       Tax-Exempt  Tax-Free
                           Single-State  Funds       Minnesota   Minnesota
                           Tax-Exempt    (AZ, CA,    Inter-      High-Yield
                           Funds         CO, ID,     mediate     Municipal
                           (FL, MN)      MN, NY)     Fund        Bond Fund
-------------------------- -------------------------------------------------
Interest rate risk is      Interest rate risk is generally the most
the risk that              significant risk for these funds.
securities, particularly
bonds with longer          Because interest rate movements can be
maturities, will           unpredictable, we do not try to increase return
decrease in value if       by aggressively capitalizing on interest rate
interest rates rise.       moves.  We do attempt to manage the duration of
                           a Fund in order to take advantage of our market
                           outlook, especially on a longer term basis.
-------------------------- -------------------------------------------------
Market risk is the risk    We maintain a long-term investment approach and
that all or a majority     focus on bonds we believe will provide a steady
of the securities in a     income stream regardless of interim market
certain market - like      fluctuations. We do not try to predict overall
the stock or bond market   market movements we generally do not trade for
- will decline in value    short-term purposes.
because of economic
conditions, future
expectations or investor
confidence.
-------------------------- -------------------------------------------------
Industry and security      We spread each Fund's assets across different
risk:  Industry risk is    types of municipal bonds and among bonds
the risk that the value    representing different industries and regions
of securities in a         within a state. We also follow a rigorous
particular industry will   selection process before choosing securities
decline because of         for the portfolios.  Each Fund may concentrate
changing expectations      its investments (investing 25% or more of total
for the performance of     assets) in a particular segment of the bond
that industry.             market such as the housing, health care and/or
                           utility industries.  Each Fund may also invest
Security risk is the       25% or more of total assets in industrial
risk that the value of     development bonds. We will generally
an individual security     concentrate our investments in a particular
will decline because of    sector when the supply of bonds in other
changing expectations      sectors does not suit our investment needs.
for the performance of     This will expose a Fund to greater industry and
the individual issuer of   security risk.
the security.

                           The         Tax-Free                Minnesota
                           Insured     Arizona                 High-Yield
                           Funds may   Fund,                   Municipal
                           be less     Tax-Free                Bond Fund
                           subject     California              may also
                           to          Fund,                   concentrate
                           industry    Tax-Free                its
                           and         Florida                 investments
                           security    Fund,                   in
                           risk        Tax-Free                transportation,
                           because     Idaho                   education
                           payment     Fund and                and/or
                           of          Tax-Free                industrial
                           interest    New York                obligations.
                           and         Fund may
                           principal   also
                           on the      concentrate
                           bonds in    their
                           these       investments
                           portfolios  in
                           are         transportation,
                           insured,    education
                           potentially and/or
                           reducing    industrial
                           the         obligations.
                           effect
                           that
                           changing
                           expectations
                           might
                           have on
                           an
                           individual
                           bond.
-------------------------- ----------- ----------- ----------- -------------

                                       34

-------------------------- -------------------------------------------------
        The risks                    How we strive to manage them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt  Tax-Free
                           Single-State  Funds       Minnesota   Minnesota
                           Tax-Exempt    (AZ, CA,    Inter-      High-Yield
                           Funds         CO, ID,     mediate     Municipal
                           (FL, MN)      MN, NY)     Fund        Bond Fund
-------------------------- ----------- ----------------------- -------------
Credit risk is the         The         We conduct careful      The Fund is
possibility that a         Insured     credit analysis of      subject to
bond's issuer (or an       Funds are   individual bonds; we    significant
entity that insures the    less        focus on high quality   credit risk
bond) will be unable to    affected    bonds and limit our     due to its
make timely payments of    by credit   holdings of bonds       investment
interest and principal.    risk        rated below             in lower
                           because     investment grade.  We   quality,
In the case of municipal   the bonds   also hold a number of   high-yielding
bonds, issuers may be      in the      different bonds in      bonds. This
affected by poor           portfolios  each portfolio.  All    risk is
economic conditions in     are         of this is designed     described
their states.              insured.    to help reduce credit   more fully
                           This        risk.                   below.
                           insurance
                           is
                           designed
                           to
                           minimize
                           credit
                           risks to
                           the
                           Funds, by
                           increasing
                           the
                           likelihood
                           that the
                           Funds
                           would
                           still
                           receive
                           payment
                           even if
                           an issuer
                           defaulted.
-------------------------- ----------- ----------------------- -------------
High-yield, high-risk      We may      We limit the amount     We invest
municipal bonds:           not         of each portfolio       primarily
Investing in so-called     invest in   which may be invested   in
"junk" bonds entails the   high-yield  in lower quality,       high-yield
risk of principal loss,    municipal   higher yielding bonds.  bonds,
which may be greater       bonds and                           making this
than the risk involved     therefore                           a
in investment grade        are not                             significant
bonds. High-yield bonds    subject                             risk for
are sometimes issued by    to this                             the Fund.
municipalities with        risk.                               In striving
lesser financial                                               to manage
strength and therefore                                         this risk,
less ability to make                                           we hold a
projected debt payments                                        number of
on the bonds.                                                  different
                                                               bonds
Some analysts believe a                                        representing
protracted economic                                            a variety
downturn would adversely                                       of
affect the value of                                            industries
outstanding bonds and                                          and
the ability of                                                 municipal
high-yield issuers to                                          projects,
repay principal and                                            seeking to
interest.  In                                                  minimize
particular, for a                                              the effect
high-yield revenue bond,                                       that any
adverse economic                                               one bond
conditions to the                                              may have on
particular project or                                          the Fund.
industry which backs the
bond would pose a
significant risk.
-------------------------- -------------------------------------------------
Call risk is the risk      We take into consideration the likelihood of
that a bond issuer will    prepayment when we select bonds and when
prepay the bond during     appropriate we look for bonds that have
periods of low interest    protection against early prepayment. This may
rates, forcing investors   have the added benefit of improving a Fund's
to reinvest their money    investment performance in a declining interest
at interest rates that     rate environment.
might be lower than
rates on the called
bond.
-------------------------- -------------------------------------------------

                                       35

How we manage the Funds (continued)

-------------------------- -------------------------------------------------
        The risks                    How we strive to manage them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt  Tax-Free
                           Single-State  Funds       Minnesota   Minnesota
                           Tax-Exempt    (AZ, CA,    Inter-      High-Yield
                           Funds         CO, ID,     mediate     Municipal
                           (FL, MN)      MN, NY)     Fund        Bond Fund
-------------------------- ----------- ----------------------- -------------
Liquidity risk is the      We limit each Fund's exposure to illiquid
possibility that           securities to no more than 15% of the Fund's
securities cannot be       net assets.
readily sold, within
seven days, at
approximately the price
that a fund values them.
-------------------------- -------------------------------------------------
Non-diversified funds      All Funds described in this prospectus are
have the flexibility to    non-diversified funds and are subject to this
invest as much as 50% of   risk.
their assets in as few
as two issuers provided    Nevertheless, we typically hold securities from
no single issuer           a variety of different issuers, representing
accounts for more than     different sectors and different types of
25% of the portfolio.      municipal projects.  We also perform extensive
The remaining 50% of the   credit analysis on all securities.  We are
portfolio must be          particularly diligent in reviewing the credit
diversified so that no     status of bonds that represent a larger
more than 5% of a fund's   percentage of portfolio assets.
assets is invested in
the securities of a
single issuer. Because a
non-diversified fund may
invest its assets in
fewer issuers, the value
of fund shares may
increase or decrease
more rapidly than if a
fund were fully
diversified.  If a fund
were to invest a large
portion of its assets in
a single issuer, the
fund could be
significantly affected
if that issuer was
unable to satisfy its
financial obligations.
-------------------------- -------------------------------------------------
Geographic concentration   We invest primarily in a specific state and may
risk is the heightened     be subject to geographic concentration risk.
sensitivity to regional,
state and local            We carefully monitor the economies of each
political and economic     state, and in general we believe they are broad
conditions that could      enough to satisfy our investment needs.  In
adversely affect the       addition, we have the flexibility to invest in
holdings in a fund.        issuers in Puerto Rico, the Virgin Islands and
There is also a risk       Guam whose bonds are also free of individual
that there could be        state income taxes.
inadequate supply of
municipal bonds in a
particular state.
-------------------------- ---------------------------------- --------------
Alternative minimum tax    Under normal circumstances, we     We may
risk: If a fund invests    may invest up to 20% of a Fund's   invest
in bonds whose income is   assets in bonds whose income is    without
subject to an              subject to federal alternative     limit in
alternative minimum tax,   minimum tax.                       bonds whose
that portion of the                                           income is
fund's distributions                                          subject to
would be taxable for                                          the federal
shareholders who are                                          alternative
subject to this tax.                                          minimum tax.
-------------------------- ---------------------------------- --------------

                                       36

-------------------------- -------------------------------------------------
        The risks                    How we strive to manage them
-------------------------- -------------------------------------------------
                                         Single-
                                         State
                           Insured       Tax-Exempt  Tax-Free
                           Single-State  Funds       Minnesota   Minnesota
                           Tax-Exempt    (AZ, CA,    Inter-      High-Yield
                           Funds         CO, ID,     mediate     Municipal
                           (FL, MN)      MN, NY)     Fund        Bond Fund
-------------------------- ----------- ----------------------- -------------
Derivatives risk is the    We will use derivatives for defensive purposes,
possibility that a Fund    such as to protect gains or hedge against
may experience a           potential losses in the portfolio without
significant loss if it     actually selling a security, to neutralize the
employs a derivatives      impact of interest rate changes, to improve
strategy (including a      diversification or to earn additional income.
strategy involving         We will generally not use derivatives for
inverse floaters,          reasons inconsistent with a Fund's investment
futures, options, and      objectives.
swaps such as interest
rate swaps and index
swaps) related to a
security or a market
index and that security
or index moves in the
opposite direction from
what the portfolio
manager had anticipated.
A significant risk of
derivative transactions
is the creditworthiness
of the counter-party,
since the transaction
depends on the
willingness and ability
of the counter-party to
fulfill its contractual
obligations. Derivatives
also involve additional
expenses, which could
reduce any benefit or
increase any loss to a
fund from using the
strategy.
-------------------------- -------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.

                                       37

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management Holdings,  Inc. The Manager makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative  services.
For these services,  the Manager was paid aggregate fees (after fee waivers) for the last fiscal year as follows:

    Investment Management fees as a Percentage of Average Daily Net Assets

Tax-Free Arizona Fund           0.35%        Tax-Free Minnesota     0.49%
                                             Insured Fund

Tax-Free California Fund        0.46%        Tax-Free Minnesota     0.38%
                                             Intermediate Fund

Tax-Free Colorado Fund          0.54%        Minnesota High-Yield   0.44%
                                             Municipal Bond Fund

Tax-Free Florida Insured Fund   0.42%        Tax-Free New York      0.11%
                                             Fund

Tax-Free Idaho Fund             0.43%

Tax-Free Minnesota Fund         0.55%

A discussion  regarding  the basis for the Boards of  Trustees'  approval of the
Funds' investment  advisory  contracts is available in the Funds' annual reports to shareholders for the period ended August 31, 2006.

Portfolio managers

Joseph R. Baxter and Robert F. Collins have  primary  responsibility  for making the  day-to-day  investment  decisions  for the Tax-Free  Florida  Insured Fund,
Tax-Free New York Fund,  Tax-Free Idaho Fund,  and each of the Minnesota  Funds.
Mr. Baxter and Mr.  Collins  assumed  responsibility  for these Funds on May 22,
2003 and June 25, 2004, respectively.

Mr.  Baxter and Mr.  Collins  also have  primary  responsibility  for making the
day-to-day   investment  decisions  for  the  Tax-Free  Arizona  Fund,  Tax-Free
California  Fund and Tax-Free  Colorado Fund. Mr. Baxter and Mr. Collins assumed
responsibility   for  these  Funds  on  April  22,  2004  and  June  25,   2004,
respectively.

Joseph R. Baxter,  Senior Vice  President,  Head of Municipal  Bond  Department,
Senior  Portfolio  Manager,  Mr. Baxter joined Delaware  Investments in 1999. He heads the firm's  municipal bond  department and is responsible  for setting the department's  investment  strategy.  He is also a  co-portfolio  manager  of the firm's municipal bond funds and several client accounts. Before joining Delaware
Investments,  he held investment  positions with First Union, most recently as a municipal  portfolio  manager with the Evergreen  Funds.  Mr. Baxter  received a bachelor's degree in finance and marketing from LaSalle University.

Robert F. Collins,  CFA, Senior Vice President,  Senior Portfolio  Manager,  Mr.
Collins joined  Delaware  Investments  in 2004 and is a co-portfolio  manager of several of the firm's municipal bond funds and client accounts. Prior to joining
Delaware  Investments,  he spent five  years as a  co-manager  of the  municipal portfolio management group within PNC Advisors,  where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, he headed the municipal fixed income team at Wilmington Trust,  where he managed funds and high net worth  accounts.  Mr. Collins  earned a bachelor's  degree in economics from  Ursinus  College,  and he is  also a  former  president  of the  Financial
Analysts of Wilmington, Delaware.

The Funds' SAI provides  additional  information about each portfolio  manager's compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of Fund shares.

                                       38

Manager of managers structure
The Funds and the Manager have received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Funds' Boards of Trustees, to appoint  and  replace  sub-advisors,  enter into  sub-advisory  agreements,  and materially  amend and terminate  sub-advisory  agreements on behalf of the Funds without shareholder approval (the Manager of Managers Structure). The Manager of
Managers  Structure was approved by  shareholders at a meeting held on March 23,
2005 (or as adjourned).  Under the Manager of Manager Structure, the Manager has
ultimate  responsibility,  subject  to  oversight  by  the  Funds'  Boards,  for overseeing the Funds'  sub-advisors  and recommending to the Funds' Boards their hiring,  termination  or  replacement.  The SEC  order  does  not  apply  to any sub-advisor that is affiliated with the Funds or the Manager.  While the Manager does not currently expect to use the Manager of Managers  Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds' Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolio.

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management  and  advisory  fees  payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       39

Who manages the Funds (continued)

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       Mellon Bank, N.A.
2005 Market Street                                                                One Mellon Center
Philadelphia, PA 19103-7094                      The Funds                        Pittsburgh, PA  15258

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 38 for details)
                                            Financial advisors

                                               Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the  fund's  investment  manager  and  distributor.  However,  the Funds rely on certain  exemptive rules adopted by the SEC that require their Board of Trustees to be comprised of a majority of such independent  Trustees.  These  independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a  contractual  agreement  with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent    Mutual fund companies employ service agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors    Financial  advisors  provide  advice  to  their  clients--
analyzing their financial objectives and recommending appropriate funds or other investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally through sales  commissions,  12b-1 fees and/or service fees deducted from the Funds' assets.

Shareholders    Like shareholders of other companies,  mutual fund  shareholders have  specific  voting  rights.  Material  changes  in  the  terms  of a  fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       40

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares. Class A shares of Tax-Free Minnesota  Intermediate
     Fund have an up-front sales charge of up to 2.75%.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.25% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B and Class C shares. See "Dealer compensation" on page 43.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current  NAV, the percentage of sales charge and rounding.

---------------------- ----------------------- -------------------------
                          Tax-Free Funds,
                           Insured Funds,
                        Minnesota High-Yield      Tax-Free Minnesota
                        Municipal Bond Fund       Intermediate Fund
---------------------- ----------- ----------- ------------ ------------
                        Sales       Sales        Sales       Sales
                       charge as   charge as    charge as   charge as
                         % of        % of        % of         % of
                       offering     amount     offering      amount
 Amount of purchase     price      invested     price       invested
------------------------------------------------------------------------
  Less than $99,999      4.50%       4.71%       2.75%        2.83%
------------------------------------------------------------------------
  $100,000-$249,999      3.50%       3.63%       2.00%        2.04%
------------------------------------------------------------------------
  $250,000-$499,999      2.50%       2.56%       1.00%        1.01%
------------------------------------------------------------------------
  $500,000-$999,999      2.00%       2.04%       1.00%        1.01%
------------------------------------------------------------------------
   Amount over $1        none        none         none         none
       million
------------------------------------------------------------------------

As shown above,  there is no front-end sales charge when you purchase $1 million or more  of  Class A  shares.  However,  if  your  financial  advisor  is paid a commission on your purchase,  you will have to pay a limited contingent deferred sales  charge,  unless a  specific  waiver of the charge  applies,  of 1% if you redeem  shares of the Tax-Free  Funds,  Insured  Funds or  Minnesota  High-Yield
Municipal  Bond Fund within the first year and 0.50% if you redeem shares within the second year;  and of 0.75% if you redeem  shares of the  Tax-Free  Minnesota
Intermediate  Fund within the first year. See "Dealer  compensation"  on page 43 for a description of the amount of dealer commission that is paid.

                                       41

About your account (continued)

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales  charge if you redeem your shares  within six years  (three years for
     Tax-Free Minnesota Intermediate Fund) after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third  year,  1.50%  during the  fourth and fifth  years,  1.00%
     during  the  sixth  year  and  0%   thereafter.   For  Tax-Free   Minnesota
     Intermediate Fund, the contingent deferred sales charge is 2.00% during the first year, 1.00% during the second and third years and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" on page 43.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     47 for further information.

o    For   approximately   eight  years  (five  years  for  Tax-Free   Minnesota
     Intermediate  Fund) after you buy your Class B shares,  they are subject to an annual 12b-1 fee no greater  than 1.00% of average  daily net assets (of which 0.25% are service  fees) paid to the  distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Approximately  eight years (five years for Tax-Free Minnesota  Intermediate
     Fund) after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after,  as applicable,  the eighth or fifth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first,  followed by shares acquired through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" on page 43.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent Deferred Sales  Charges--Class B
     and Class C" on page 47 for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time.

                                       42

Each share class of the Funds has  adopted a separate  12b-1 plan that allows it to pay distribution  fees for the sale and  distribution of its shares.  Because these fees are paid out of a Fund's assets on an ongoing basis,  over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation  of  Contingent  Deferred  Sales  Charges  -  Class  B and  Class  C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the NAV at the time  shares  being redeemed were purchased or the NAV of those shares at the time of redemption. No contingent  deferred  sales charge will be imposed on increases in NAV above the initial purchase price, nor will a contingent  deferred sales charge be assessed on redemptions of shares acquired  through  reinvestment of dividends or capital gains  distributions.  For  purposes  of this  formula,  the "NAV at the time of purchase"  will be the NAV at  purchase of Class B Shares or Class C Shares of a
Fund,  even if those shares are later  exchanged for shares of another  Delaware
Investments(R) Fund. In the event of an exchange of the shares, the "NAV of such shares  at the  time of  redemption"  will be the NAV of the  shares  that  were acquired in the exchange.

Dealer compensation

Your financial advisor who sells you shares of a Fund may be eligible to receive the following  amounts as  compensation  for your  investment  in a Fund.  These amounts  are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

                                         Tax-Free Funds, Insured Funds,
                                         Minnesota High-Yield Bond Fund
                                   Class A(1)    Class B(2)      Class C(3)
------------------------------- --------------- -------------- ---------------
Commission (%)                        -             4.00%          1.00%
Investment up to $99,999            4.00%             -              -
$100,000 to $249,999                3.00%             -              -
$250,000 to $499,999                2.00%             -              -
$500,000 to $999,999                1.60%             -              -
$1,000,000 to $4,999,999            1.00%             -              -
$5,000,000 to $24,999,999           0.50%             -              -
$25,000,000 and more                0.25%             -              -
------------------------------- --------------- -------------- ---------------
12b-1 Fee to Dealer                 0.25%           0.25%          1.00%

                                     Tax-Free Minnesota Intermediate Fund
                                   Class A(1)     Class B(2)      Class C(3)
------------------------------- --------------- --------------- ---------------
Commission (%)                        -             2.00%           1.00%
Investment up to $99,999            2.35%             -               -
$100,000 to $249,999                1.75%             -               -
$250,000 to $499,999                0.75%             -               -
$500,000 to $999,999                0.75%             -               -
$1,000,000 to $4,999,999            0.75%             -               -
$5,000,000 to $24,999,999           0.50%             -               -
$25,000,000 and more                0.25%             -               -
------------------------------- --------------- --------------- ---------------
12b-1 Fee to Dealer                 0.25%           0.15%           1.00%

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.25% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable  to Class A Shares of Tax-Free  Minnesota  Intermediate  Fund is
     0.25%,  however,  the  Distributor  has  contracted to limit this amount to
     0.15% through December 31, 2007.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission  of 4.00% (2.00% for Tax-Free  Minnesota  Intermediate
     Fund).  Your securities  dealer also may be eligible to receive a 12b-1 fee of up to 0.25% (0.15% for Tax-Free  Minnesota  Intermediate  Fund) from the date of purchase.  After approximately eight years (five years for Tax-Free
     Minnesota  Intermediate  Fund), Class B shares  automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.25% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's  12b-1 fee of up to 0.25%.  During the first 12 months, the  Distributor  retains the full 1.00% 12b-1 fee to partially  offset the up-front  commission  and the  prepaid  0.25% fee  advanced  at the time of purchase.  Starting  in the  13th  month,  your  securities  dealer  may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

                                       43

About your account (continued)

Payments to intermediaries

The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Funds) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of fund shares and/or shareholder  servicing,  including providing the
Funds with "shelf space" or a higher  profile with the Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over the other  investment  options.  In addition,  depending on the  arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Funds' shares.

For more information, please see the Funds' SAI.

                                       44

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your  financial  advisor  or the  applicable  Fund in  order  to  qualify  for a
reduction  in  sales  charges.   Such  information  may  include  your  Delaware
Investments(R)  Funds  holdings in any other account and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

----------------- -------------------------- -----------------------------------
                                                               Share class
    Program             How it works
----------------- -------------------------- -----------------------------------
                                                 A               B           C
----------------- -------------------------- ---------- ------------------------
  Letter of         Through a Letter of          X      Although the Letter of
  Intent            Intent you agree to                 Intent and Rights of
                    invest a certain                    Accumulation do not
                    amount in Delaware                  apply to the purchase of
                    Investments(R) Funds                Class B and Class C
                    (except money market                shares, you can combine
                    funds with no sales                 your purchase of Class A
                    charge) over a                      shares with your
                    13-month period to                  purchase of Class B and
                    qualify for reduced                 Class C shares to
                    front-end sales                     fulfill your Letter of
                    charges.                            Intent.
----------------- -------------------------- ----------
  Rights of         You can combine your        X
  Accumulation      holdings or
                    purchases of all
                    funds in the
                    Delaware
                    Investments(R) Funds
                    (except money market
                    funds with no sales
                    charge) as well as
                    the holdings and
                    purchases of your
                    spouse and children
                    under 21 to qualify
                    for reduced
                    front-end sales
                    charges.
----------------- -------------------------- ---------- ------------ -----------
                    Up to 12 months          For        For Class    Not
  Reinvestment      after you redeem         Class      B, your      available
  of Redeemed       shares, you can          A, you     account
  Shares            reinvest the             will       will be
                    proceeds without         not        credited
                    paying a sales           have       with the
                    charge as noted to       to pay     contingent
                    the right.               an         deferred
                                             additional sales
                                             front-end  charge you
                                             sales      previously
                                             charge.    paid on the
                                                        amount you
                                                        are
                                                        reinvesting.
                                                        Your
                                                        schedule
                                                        for
                                                        contingent
                                                        deferred
                                                        sales
                                                        charges and
                                                        conversion
                                                        to Class A
                                                        will not
                                                        start over
                                                        again; it
                                                        will pick
                                                        up from the
                                                        point at
                                                        which you
                                                        redeemed
                                                        your shares.
----------------- -------------------------- ---------- ------------ -------------

                                       45

About your account (continued)

Buying Class A shares at Net Asset Value

Class  A  shares  of a  Fund  may  be  purchased  at  NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware  Investments(R) Dividend Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees of any Delaware  Investments(R)  Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)  Funds;  and  (iii)  registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they are not  eligible to purchase  shares of a Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       46

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- -------- ---------- ----------
                                                                   Share Class
--------------------------------------------------------- -------- ---------- ----------
                        Category                             A*         B         C                                                                                                                                                                      BB
--------------------------------------------------------- -------- ---------- ----------
Redemptions in accordance with a Systematic Withdrawal       X          X         X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- -------- ---------- ----------
Redemptions that result from a Fund's right to               X          X         X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size.
--------------------------------------------------------- -------- ---------- ----------
For distributions from accounts established under the        X          X         X
Uniform Gifts to Minors Act or Uniform Transfers to
Minors Act or trust accounts, the waiver applies upon
the death of all beneficial owners.
--------------------------------------------------------- -------- ---------- ----------
Redemptions by the classes of shareholders who are           X         Not         Not
permitted to purchase shares at net asset value,                   available. available.
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- -------- ---------- ----------

*    The waiver for Class A shares relates to a waiver of the limited contingent deferred sales charge.  Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)' Web site at www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

                                       47

About your account (continued)

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail, you must include a completed investment application with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase  by wire,  you must call us at  800-523-1918  so we can  assign  you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that under most  circumstances you are allowed to exchange only between  like  classes of  shares.  To open an  account  by  exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       48

Once you have completed an  application,  you can generally open an account with an initial investment of $1,000 and make additional  investments at any time for as little as $100.  If you are buying  shares under the Uniform  Gifts to Minors
Act or the Uniform  Transfers to Minors Act, or through an  Automatic  Investing
Plan,  the  minimum  initial  purchase  is  $250,  and you can  make  additional investments of $25 or more.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price which is based on the
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  each Fund's NAV per share at the close of regular  trading on the
NYSE on each  Business  Day. The NAV per share for each class is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  We generally  price  securities  and other assets for which market  quotations  are readily available at their market value. We price fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods approved by the Boards of Trustees. We price any fixed-income securities that have a maturity of less than 60 days at amortized cost, which  approximates market value.  For all other securities we use methods approved by the Boards of
Trustees that are designed to price securities at their fair market value.

Fair valuation
When a Fund uses fair value  pricing,  it may take into  account  any factors it deems  appropriate.  A Fund may  determine  fair value  based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Funds may use fair value pricing more  frequently  for securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets  close well before a Fund  values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Boards'   oversight,   the  Funds'   Boards   have   delegated
responsibility  for  valuing  the Funds'  assets to a Pricing  Committee  of the
Manager,  which  operates  under the  policies  and  procedures  approved by the
Boards, as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending your individual  copies of these documents 30 days after receiving your request.

                                       49

About your account (continued)

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to a Fund).  Your financial advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request.  For  redemptions of more than  $100,000,  you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       50

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we (or an  authorized  agent)  receive the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the close of  regular  trading  on the NYSE,  you will  receive  the NAV as next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares - not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem  shares and your  account  balance  falls below a Fund's  required account  minimum  of $1,000  ($250 for  Uniform  Gifts to Minors  Act or Uniform
Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more  consecutive  months,  you will have until the end of the  current calendar quarter to raise the balance to the minimum.  If your account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum  balance.  If your account does not reach the minimum balance,  a Fund may redeem your account after 60 days' written notice to you.

                                       51

About your account (continued)

Special services

To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly  investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)   Web site that gives you access to your account  information and allows you to perform transactions in a secure internet environment.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)   Fund.  The  shares  that  you  purchase  through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  exchange  all or part of your  shares,  normally for shares of the same class in another Delaware  Investments(R)  Fund without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for  similar  shares in other funds,  your new shares will be subject to the same  contingent  deferred  sales charge as the  shares  you  originally  purchased.  The  holding  period for the contingent  deferred sales charge will also remain the same,  with the amount of time you held your original  shares being credited  toward the holding period of your new  shares.  You do not pay  sales  charges  on shares  that you  acquired through  the  reinvestment  of  dividends.  You may  have to pay  taxes  on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if in the Manager's judgment, a Fund would be unable to invest effectively in accordance  with its investment  objectives and policies or would otherwise potentially be adversely affected.

                                       52

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  MoneyLine  has a  minimum  transfer  of $25  and a  maximum transfer  of  $50,000.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one.

Systematic Withdrawal Plan
Through our  Systematic  Withdrawal  Plan you can  arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Funds' Boards of Trustees have adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund or the Optimum Fund Trust to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an  unaffiliated  fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  each Fund will consider  short-term  roundtrips  to include  rapid  purchases and sales of Fund shares through the exchange  privilege.  The Funds reserve the right to consider other trading patterns to be market timing.

Your  ability to use the  Funds'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Funds'  market  timing  policy are not necessarily  deemed accepted by the Funds and may be cancelled or revoked by the
Funds on the next Business Day following receipt by the Funds.

                                       53

About your account (continued)

Frequent trading of Fund shares (continued)

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Funds  reserve the right to modify this policy at any time  without  notice, including  modifications to the Funds' monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Funds'  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Funds'  market timing policy does not  require a Fund to take  action in response to frequent  trading activity.  If a Fund  elects  not to take any  action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that engage in rapid  purchases and sales or exchanges of a Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management. In particular, a Fund may have difficulty implementing its long-term investment  strategies  if it is forced to maintain a higher level of its assets in  cash to  accommodate  significant  short-term  trading  activity.  Excessive purchases  and sales or  exchanges  of a Fund's  shares may also force a Fund to sell  portfolio  securities at  inopportune  times to raise cash to  accommodate short-term  trading activity.  This could adversely affect a Fund's  performance if, for example,  a Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the  closing of the  foreign  market and a Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction  monitoring  procedures  The Funds,  through their  transfer  agent, maintain  surveillance  procedures  designed to detect  excessive or  short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Funds'
market timing policy or other patterns of short-term or excessive  trading.  For purposes of these transaction monitoring procedures, a Fund may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity.  Trading activity identified by these factors, or as a result of any other  available  information,  will be  evaluated  to determine whether such activity might  constitute  market timing.  These procedures may be modified  from time to time to improve the  detection of excessive or short-term trading  or to  address  other  concerns.  Such  changes  may  be  necessary  or appropriate,  for example,  to deal with issues  specific to certain  retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

                                       54

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  brokers/dealers and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such accounts,  the Funds may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Funds and their agents to detect  market timing in Fund shares,  there is no  guarantee  that the Funds will be able to identify these shareholders or curtail their trading practices. In particular,  the Funds may not be able to detect market timing  attributable  to a particular  investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes

Dividends  and  Distributions.  Each  Fund  has  qualified  to be  treated  as a regulated investment company under the Internal Revenue Code of 1986, as amended
(the Code).  As a regulated  investment  company,  each Fund  generally  pays no federal  income  tax on the income and gains it  distributes  to you.  Each Fund expects to declare all its net investment  income,  if any, on a daily basis and distribute to shareholders as dividends monthly.  Each Fund will also distribute net realized  capital gains, if any, at least  annually,  typically in December.
The amount of any distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  We automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you received the previous  calendar  year. New for
2006,  the Funds are now  required  to  include on your  information  statement, exempt-interest dividends and the separately-identified portion that constitutes an  item  of  tax  preference  for  purposes  of  the  alternative  minimum  tax
(tax-exempt AMT interest). Distributions declared in December to shareholders of record in such  month but paid in  January  are  taxable as if they were paid in
December.  The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement,  each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However,  when  necessary,  a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying A Dividend."  If you are a taxable  investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

Tax Considerations.  You may receive three different types of distributions from the Fund,  including  exempt-interest  dividends,  taxable income  dividends and capital gain distributions. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest  dividends.  Most Fund distributions  consist of exempt-interest dividends  (dividends  paid from interest  earned on municipal  securities).  In
general,   these   dividends  are  exempt  from  regular   federal  income  tax.
Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or its  political  subdivisions,  generally  are also  exempt  from that state's  personal income tax.  Income from municipal  securities of other states generally does not qualify as tax-free in the state in which you reside. Because of these tax  exemptions,  a tax-free fund may not be a suitable  investment for retirement plans and other tax-exempt investors.  Corporate  shareholders should note that these  dividends may be fully taxable in states that impose  corporate franchise  taxes,  and they should  consult  with their tax  advisors  about the taxability of this income before investing in a Fund.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad retirement  benefits.  Each Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

                                       55

About your account (continued)

Dividends, distributions and taxes (continued)

Taxable  income  dividends.  Each  Fund may  invest a portion  of its  assets in securities that pay income that is not tax-exempt. A Fund also may distribute to you any market  discount and net  short-term  capital gains from the sale of its portfolio  securities.  If you are a taxable investor,  Fund  distributions from this income are taxable to you as ordinary  income,  and  generally  will not be treated as qualified  dividend  income  subject to reduced rates of taxation for individuals.

Capital gain  distributions.  Each Fund also may realize net  long-term  capital gains from the sale of its portfolio securities. Fund distributions of long-term capital  gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.

Sales or  exchanges  of Fund shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R) Fund is the same as a sale.

Backup  withholding.  By law,  if you do not  provide a Fund  with  your  proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your  shares.  A Fund also must  withhold  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares  generally  are  subject to state and local  taxes  (except as  described below). Non-U.S.  investors may be subject to U.S. withholding at a 30% or lower treaty  rate  and  U.S.  estate  tax,  and  are  subject  to  special  U.S.  tax certification requirements.

The following  discussion relates to certain state tax consequences of investing in each of the Funds described in this  Prospectus.  Unless otherwise noted, the discussion  applies to individual  investors  that are residents of the state to which the discussion applies.  The information is current as of the date of this
Prospectus. Distributions from the Funds including exempt-interest dividends and capital gains  distributions  may be subject to tax in states other than the one cited in each Fund's name. We do not intend this  information to replace careful tax planning and we encourage you to consult your tax advisor regarding your own tax situation.

Arizona State Taxation
You may  exclude  any  exempt  interest  dividends  paid to you by the  Tax-Free
Arizona Fund from your Arizona  taxable  income if the dividends can be excluded from your gross income for federal  income tax purposes and if the dividends are derived from interest on:

o    obligations of the State of Arizona and its political subdivisions; or
o    qualifying  obligations of United States  territories and possessions  that are exempt from state taxation under federal law.

You may exclude  dividends derived from interest on these securities to the same extent as if you held these  securities  directly  rather than investing in them through a mutual fund.

California State Taxation
You may  exclude  any  exempt  interest  dividends  paid to you by the  Tax-Free
California  Fund  from  your  California  taxable  income  for  purposes  of the
California personal income tax if:

o    the  dividends  are derived from  interest on  obligations  of the State of
     California  and its political  subdivisions  or qualifying  obligations  of
     United  States  territories  and  possessions  that are  exempt  from state taxation under federal law;
o    the  dividends  paid do not exceed the amount of  interest  (minus  certain non-deductible  expenses)  the Fund  receives,  during its taxable year, on obligations  that,  when held by an  individual,  pay interest  exempt from taxation by California; and
o    the Fund properly  identifies the dividends as California  exempt  interest dividends in a written notice mailed to the investor.

The Tax-Free  California Fund may designate  dividends as exempt from California income tax, only if:

o    it qualifies as a regulated investment company under the Code; and
o    at the close of each  quarter of its taxable  year,  at least 50 percent of the value of its total assets consists of obligations the interest on which is  exempt  from  taxation  by the  State  of  California  when  held by an individual.

                                       56

Distributions  from the  Tax-Free  California  Fund,  including  exempt-interest dividends, may be taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law.

Colorado State Taxation
You may  exclude  any  exempt  interest  dividends  paid to you by the  Tax-Free
Colorado Fund from your Colorado taxable income if the dividends can be excluded from your gross income for federal  income tax purposes and if the dividends are attributable to interest on:

o    obligations  of the State of Colorado or its political  subdivisions  which are issued on or after May 1, 1980;
o    obligations  of the State of Colorado or its political  subdivisions  which were  issued  before  May 1,  1980,  to the extent  that such  interest  is specifically  exempt from income  taxation  under the  Colorado  state laws authorizing the issuance of such obligations; and
o    qualifying  obligations of United States  territories and possessions  that are exempt from state taxation under federal law.

Florida State Taxation
Florida  does not  currently  impose an  income  tax on  individuals.  Effective
January 1, 2007,  Florida  will no longer  impose a tax on  intangible  personal property held by individuals.

Florida does impose an income tax on  corporations  and certain other  entities.
Distributions from the Tax-Free Florida Insured Fund may be subject to this tax.

Idaho State Taxation
According  to a ruling  which the Tax-Free  Idaho Fund  received  from the Idaho
Department of Revenue,  dated December 13, 1994, any exempt  interest  dividends paid to you by the  Tax-Free  Idaho Fund are not  subject to the Idaho  personal income tax as long as the dividends are attributable to:

o    interest  earned on bonds  issued by the State of  Idaho,  its  cities  and political subdivisions; or
o    interest  earned on qualifying  obligations  of the U.S.  government or its territories  and  possessions  that are exempt  from state  taxation  under federal law.

Minnesota State Taxation
Individuals,  estates and trusts may exclude any exempt interest  dividends paid by the Tax-Free  Minnesota Fund,  Tax-Free  Minnesota  Insured Fund and Tax-Free
Minnesota  Intermediate  Fund  from  their  Minnesota  taxable  income  if  such dividends  are derived from  tax-exempt  interest on  obligations  of the United
States or Minnesota  and its  political  subdivisions  and if the  dividends are excluded  from gross  income for  federal  income  tax  purposes  as long as the following condition is met:

o    exempt interest dividends from tax-exempt  obligations of Minnesota and its political subdivisions  represents 95% or more of the total exempt interest dividends paid to shareholders by the Fund.

Exempt  interest  dividends that are excluded from Minnesota  taxable net income but that are subject to the federal alternative minimum tax, are also subject to the  Minnesota  alternative  minimum  tax on  individuals,  estates  and trusts.
Certain  corporations  that  receive  distributions  from the  Minnesota  Funds, including exempt interest dividends,  may be subject to the Minnesota income tax imposed on corporations.

New York State and City Taxation
You may exclude any exempt  interest  dividends  paid to you by the Tax-Free New
York Fund from your  taxable  income for  purposes of the New York state  income taxes and the New York City income tax, if the  dividends  can be excluded  from your gross  income for federal  income tax  purposes  and if the  dividends  are attributable to interest on:

o    obligations of the State of New York or its political subdivisions;
o    qualifying  obligations of possessions of the United States that are exempt from state taxation under federal law.

Dividends  from (or the value of) the Tax-Free New York Fund,  including  exempt interest dividends,  may be taken into account in determining the New York State and New York City income and franchise taxes on business  corporations,  banking corporations  and  insurance  companies  when paid to (or held by)  shareholders subject to such taxes.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

                                       57

Financial highlights

The financial  highlights  tables are intended to help you understand the Funds'
financial  performance.  All "per share" information  reflects financial results for a single Fund share.  The information has been audited by Ernst & Young LLP, whose reports,  along with the Funds' financial statements,  are included in the
Funds' annual reports, which are available upon request by calling 800 523-1918.

                                    Income (loss) from         Less dividends and
                                   investment operations          distributions
                                --------------------------- ---------------------------
                                        Net
                                        realized                      Distri-
                                        and                           butions
                                        and un-                       from
                      Net               realized    Total   Divi-     net      Total
                      asset             gain        from    dends     real-    divi-    Net
                      value     Net     (loss)      invest- from net  ized     dends    asset
                      begin-    invest- on          ment    invest-   gain on  and      value,
                      ning of   ment    invest-     opera-  ment      invest-  distri-  end of
                      period    income  ments       tions   income    ments    butions  period
--------------------- --------- ------- ----------- ------- --------- -------- -------- ---------
Delaware Tax-Free
Arizona Fund
Class A - 8/31/06     $11.560   0.467   (0.210)     0.257   (0.467)       ---  (0.467)  $11.350
Class A - 8/31/05      11.410   0.468     0.174     0.642   (0.468)   (0.024)  (0.492)   11.560
Class A - 8/31/04      11.160   0.469     0.308     0.777   (0.469)   (0.058)  (0.527)   11.410
Class A - 8/31/03      11.530   0.502   (0.253)     0.249   (0.502)   (0.117)  (0.619)   11.160
Class A - 8/31/02      11.500   0.510     0.100     0.610   (0.510)   (0.070)  (0.580)   11.530

Class B - 8/31/06     $11.570   0.382   (0.210)     0.172   (0.382)       ---  (0.382)  $11.360
Class B - 8/31/05      11.420   0.382     0.174     0.556   (0.382)   (0.024)  (0.406)   11.570
Class B - 8/31/04      11.170   0.384     0.308     0.692   (0.384)   (0.058)  (0.442)   11.420
Class B - 8/31/03      11.540   0.416   (0.253)     0.163   (0.416)   (0.117)  (0.533)   11.170
Class B - 8/31/02      11.500   0.426     0.110     0.536   (0.426)   (0.070)  (0.496)   11.540

Class C - 8/31/06     $11.580   0.381   (0.200)     0.181   (0.381)       ---  (0.381)  $11.380
Class C - 8/31/05      11.430   0.382     0.174     0.556   (0.382)   (0.024)  (0.406)   11.580
Class C - 8/31/04      11.180   0.384     0.308     0.692   (0.384)   (0.058)  (0.442)   11.430
Class C - 8/31/03      11.550   0.415   (0.253)     0.162   (0.415)   (0.117)  (0.532)   11.180
Class C - 8/31/02      11.520   0.426     0.100     0.526   (0.426)   (0.070)  (0.496)   11.550

Delaware Tax-Free
California Fund
Class A - 8/31/06     $11.490   0.450   (0.090)     0.360   (0.450)       ---  (0.450)  $11.400
Class A - 8/31/05      11.110   0.462     0.380     0.842   (0.462)       ---  (0.462)   11.490
Class A - 8/31/04      10.750   0.518     0.360     0.878   (0.518)       ---  (0.518)   11.110
Class A - 8/31/03      11.010   0.537   (0.260)     0.277   (0.537)       ---  (0.537)   10.750
Class A - 8/31/02      10.950   0.546     0.060     0.606   (0.546)       ---  (0.546)   11.010

Class B - 8/31/06     $11.530   0.365   (0.090)     0.275   (0.365)       ---  (0.365)  $11.440
Class B - 8/31/05      11.160   0.377     0.370     0.747   (0.377)       ---  (0.377)   11.530
Class B - 8/31/04      10.790   0.436     0.370     0.806   (0.436)       ---  (0.436)   11.160
Class B - 8/31/03      11.050   0.453   (0.260)     0.193   (0.453)       ---  (0.453)   10.790
Class B - 8/31/02      10.990   0.465     0.060     0.525   (0.465)       ---  (0.465)   11.050

Class C - 8/31/06     $11.500   0.365   (0.080)     0.285   (0.365)       ---  (0.365)  $11.420
Class C - 8/31/05      11.130   0.377     0.370     0.747   (0.377)       ---  (0.377)   11.500
Class C - 8/31/04      10.760   0.436     0.370     0.806   (0.436)       ---  (0.436)   11.130
Class C - 8/31/03      11.020   0.454   (0.260)     0.194   (0.454)       ---  (0.454)   10.760
Class C - 8/31/02      10.970   0.465     0.050     0.515   (0.465)       ---  (0.465)   11.020

                                                   Ratios and supplemental data:
                                ---------------------------------------------------------
                                                                         Ratio
                                                                         of net
                                                                         invest-
                                                     Ratio of            ment
                                                     expenses            income
                                                     to                  to
                                                     average             average
                                                     net       Ratio     net
                                                     assets    of        assets
                                            Ratio    prior to  invest-   prior to
                                Net         of ex-   expense   ment      expense
                                assets,     spenses  limita-   income    limita-
                                end of      to       tion and  to        tion and   Port-
                                period      average  expenses  average   expenses   folio
                      Total     (000        net      paid in-  net       paid in-   turn-
                      Return(1) omitted)    assets   directly  assets    directly   over
------------------------------- ----------- -------- --------- --------- ---------- -----
Delaware Tax-Free
Arizona Fund
Class A - 8/31/06     2.31%     $131,468    0.76%    0.91%     4.12%     3.97%       8%
Class A - 8/31/05     5.74%      134,874    0.80%    0.91%     4.07%     3.96%       3%
Class A - 8/31/04     7.09%      122,436    0.90%    0.90%     4.14%     4.14%      19%
Class A - 8/31/03     2.17%      129,683    0.86%    0.91%     4.37%     4.32%      29%
Class A - 8/31/02     5.54%      141,424    0.90%    0.90%     4.50%     4.50%      46%

Class B - 8/31/06     1.54%      $16,413    1.51%    1.66%     3.37%     3.22%       8%
Class B - 8/31/05     4.95%       19,005    1.55%    1.66%     3.32%     3.21%       3%
Class B - 8/31/04     6.28%       13,355    1.65%    1.65%     3.39%     3.39%      19%
Class B - 8/31/03     1.41%       14,666    1.61%    1.66%     3.62%     3.57%      29%
Class B - 8/31/02     4.83%       13,678    1.65%    1.65%     3.75%     3.75%      46%

Class C - 8/31/06     1.63%       $8,117    1.51%    1.66%     3.37%     3.22%       8%
Class C - 8/31/05     4.94%        8,591    1.55%    1.66%     3.32%     3.21%       3%
Class C - 8/31/04     6.27%        6,651    1.65%    1.65%     3.39%     3.39%      19%
Class C - 8/31/03     1.40%        8,544    1.61%    1.66%     3.62%     3.57%      29%
Class C - 8/31/02     4.73%        8,115    1.65%    1.65%     3.75%     3.75%      46%

Delaware Tax-Free
California Fund
Class A - 8/31/06     3.24%      $75,995    0.88%    0.97%     3.97%     3.88%      14%
Class A - 8/31/05     7.72%       60,744    0.84%    1.06%     4.03%     3.81%      11%
Class A - 8/31/04     8.34%       24,797    0.50%    0.96%     4.72%     4.26%      48%
Class A - 8/31/03     2.51%       22,169    0.50%    0.93%     4.84%     4.41%      56%
Class A - 8/31/02     5.77%       23,462    0.50%    0.97%     5.05%     4.58%      93%

Class B - 8/31/06     2.46%      $14,918    1.63%    1.72%     3.22%     3.13%      14%
Class B - 8/31/05     6.80%       18,254    1.59%    1.81%     3.28%     3.06%      11%
Class B - 8/31/04     7.60%       14,530    1.25%    1.71%     3.97%     3.51%      48%
Class B - 8/31/03     1.73%       16,165    1.25%    1.68%     4.09%     3.66%      56%
Class B - 8/31/02     4.95%       15,105    1.25%    1.72%     4.30%     3.83%      93%

Class C - 8/31/06     2.56%      $12,768    1.63%    1.72%     3.22%     3.13%      14%
Class C - 8/31/05     6.81%        9,756    1.59%    1.81%     3.28%     3.06%      11%
Class C - 8/31/04     7.62%        5,595    1.25%    1.71%     3.97%     3.51%      48%
Class C - 8/31/03     1.74%        7,013    1.25%    1.68%     4.09%     3.66%      56%
Class C - 8/31/02     4.86%        7,357    1.25%    1.72%     4.30%     3.83%      93%

                                    Income (loss) from         Less dividends and
                                   investment operations          distributions
                                --------------------------- ---------------------------
                                        Net
                                        realized                      Distri-
                                        and                           butions
                                        and un-                       from
                      Net               realized    Total   Divi-     net      Total
                      asset             gain        from    dends     real-    divi-    Net
                      value     Net     (loss)      invest- from net  ized     dends    asset
                      begin-    invest- on          ment    invest-   gain on  and      value,
                      ning of   ment    invest-     opera-  ment      invest-  distri-  end of
                      period    income  ments       tions   income    ments    butions  period
--------------------- --------- ------- ----------- ------- --------- -------- -------- ---------

Delaware Tax-Free
Colorado Fund
Class A - 8/31/06     $11.200   0.488   (0.160)     0.328   (0.488)       ---  (0.488)  $11.040
Class A - 8/31/05      11.070   0.495     0.130     0.625   (0.495)       ---  (0.495)   11.200
Class A - 8/31/04      10.830   0.510     0.240     0.750   (0.510)       ---  (0.510)   11.070
Class A - 8/31/03      11.080   0.527   (0.250)     0.277   (0.527)       ---  (0.527)   10.830
Class A - 8/31/02      11.120   0.532   (0.040)     0.492   (0.532)       ---  (0.532)   11.080

Class B - 8/31/06     $11.200   0.405   (0.150)     0.255   (0.405)       ---  (0.405)  $11.050
Class B - 8/31/05      11.080   0.412     0.120     0.532   (0.412)       ---  (0.412)   11.200
Class B - 8/31/04      10.830   0.427     0.250     0.677   (0.427)       ---  (0.427)   11.080
Class B - 8/31/03      11.090   0.444   (0.260)     0.184   (0.444)       ---  (0.444)   10.830
Class B - 8/31/02      11.120   0.450   (0.030)     0.420   (0.450)       ---  (0.450)   11.090

Class C - 8/31/06     $11.220   0.405   (0.150)     0.255   (0.405)       ---  (0.405)  $11.070
Class C - 8/31/05      11.090   0.413     0.130     0.543   (0.413)       ---  (0.413)   11.220
Class C - 8/31/04      10.850   0.427     0.240     0.667   (0.427)       ---  (0.427)   11.090
Class C - 8/31/03      11.100   0.444   (0.250)     0.194   (0.444)       ---  (0.444)   10.850
Class C - 8/31/02      11.130   0.450   (0.030)     0.420   (0.450)       ---  (0.450)   11.100

Delaware Tax-Free
Florida Insured
Fund
Class A - 8/31/06     $11.330   0.494   (0.190)     0.304   (0.494)       ---  (0.494)  $11.140
Class A - 8/31/05      11.250   0.507     0.080     0.587   (0.507)       ---  (0.507)   11.330
Class A - 8/31/04      11.110   0.533     0.140     0.673   (0.533)       ---  (0.533)   11.250
Class A - 8/31/03      11.330   0.523   (0.220)     0.303   (0.523)       ---  (0.523)   11.110
Class A - 8/31/02      11.230   0.532     0.100     0.632   (0.532)       ---  (0.532)   11.330

Class B - 8/31/06     $11.330   0.411   (0.180)     0.231   (0.411)       ---  (0.411)  $11.150
Class B - 8/31/05      11.260   0.422     0.070     0.492   (0.422)       ---  (0.422)   11.330
Class B - 8/31/04      11.120   0.448     0.140     0.588   (0.448)       ---  (0.448)   11.260
Class B - 8/31/03      11.330   0.437   (0.210)     0.227   (0.437)       ---  (0.437)   11.120
Class B - 8/31/02      11.230   0.445     0.100     0.545   (0.445)       ---  (0.445)   11.330

Class C - 8/31/06     $11.330   0.410   (0.180)     0.230   (0.410)       ---  (0.410)  $11.150
Class C - 8/31/05      11.260   0.422     0.070     0.492   (0.422)       ---  (0.422)   11.330
Class C - 8/31/04      11.120   0.448     0.140     0.588   (0.448)       ---  (0.448)   11.260
Class C - 8/31/03      11.330   0.437   (0.210)     0.227   (0.437)       ---  (0.437)   11.120
Class C - 8/31/02      11.240   0.447     0.090     0.537   (0.447)       ---  (0.447)   11.330

Delaware Tax-Free
Idaho Fund
Class A - 8/31/06     $11.630   0.449   (0.180)     0.269   (0.449)       ---  (0.449)  $11.450
Class A - 8/31/05      11.490   0.452     0.140     0.592   (0.452)       ---  (0.452)   11.630
Class A - 8/31/04      11.140   0.478     0.353     0.831   (0.481)       ---  (0.481)   11.490
Class A - 8/31/03      11.320   0.497   (0.181)     0.316   (0.496)       ---  (0.496)   11.140
Class A - 8/31/02      11.260   0.522     0.059     0.581   (0.521)       ---  (0.521)   11.320

Class B - 8/31/06     $11.610   0.364   (0.180)     0.184   (0.364)       ---  (0.364)  $11.430
Class B - 8/31/05      11.480   0.366     0.130     0.496   (0.366)       ---  (0.366)   11.610
Class B - 8/31/04      11.130   0.393     0.353     0.746   (0.396)       ---  (0.396)   11.480
Class B - 8/31/03      11.310   0.412   (0.181)     0.231   (0.411)       ---  (0.411)   11.130
Class B - 8/31/02      11.250   0.439     0.059     0.498   (0.438)       ---  (0.438)   11.310

Class C - 8/31/06     $11.630   0.364   (0.190)     0.174   (0.364)       ---  (0.364)  $11.440
Class C - 8/31/05      11.490   0.366     0.140     0.506   (0.366)       ---  (0.366)   11.630
Class C - 8/31/04      11.130   0.393     0.362     0.755   (0.395)       ---  (0.395)   11.490
Class C - 8/31/03      11.310   0.413   (0.181)     0.232   (0.412)       ---  (0.412)   11.130
Class C - 8/31/02      11.250   0.439     0.059     0.498   (0.438)       ---  (0.438)   11.310

                                       Ratios and supplemental data:
                                ----------- -------- --------- --------- ---------- -----
                                                                         Ratio
                                                                         of net
                                                                         invest-
                                                     Ratio of            ment
                                                     expenses            income
                                                     to                  to
                                                     average             average
                                                     net       Ratio     net
                                                     assets    of        assets
                                            Ratio    prior to  invest-   prior to
                                Net         of ex-   expense   ment      expense
                                assets,     spenses  limita-   income    limita-
                                end of      to       tion and  to        tion and   Port-
                                period      average  expenses  average   expenses   folio
                      Total     (000        net      paid in-  net       paid in-   turn-
                      Return(1) omitted)    assets   directly  assets    directly   over
--------------------- --------- ----------- -------- --------- --------- ---------- -----

Delaware Tax-Free
Colorado Fund
Class A - 8/31/06     3.03%     $258,773    0.93%    0.94%     4.43%     4.42%       8%
Class A - 8/31/05     5.78%      270,149    0.94%    0.94%     4.46%     4.46%       8%
Class A - 8/31/04     7.04%      276,534    0.95%    0.95%     4.63%     4.63%      13%
Class A - 8/31/03     2.52%      299,528    0.99%    0.99%     4.76%     4.76%      30%
Class A - 8/31/02     4.60%      314,695    0.95%    0.95%     4.86%     4.86%      36%

Class B - 8/31/06     2.35%       $8,221    1.68%    1.69%     3.68%     3.67%       8%
Class B - 8/31/05     4.89%       10,370    1.69%    1.69%     3.71%     3.71%       8%
Class B - 8/31/04     6.34%       12,411    1.70%    1.70%     3.88%     3.88%      13%
Class B - 8/31/03     1.66%       13,108    1.74%    1.74%     4.01%     4.01%      30%
Class B - 8/31/02     3.92%       14,843    1.70%    1.70%     4.11%     4.11%      36%

Class C - 8/31/06     2.34%       $9,971    1.68%    1.69%     3.68%     3.67%       8%
Class C - 8/31/05     4.99%        9,170    1.69%    1.69%     3.71%     3.71%       8%
Class C - 8/31/04     6.23%        9,579    1.70%    1.70%     3.88%     3.88%      13%
Class C - 8/31/03     1.74%        8,606    1.74%    1.74%     4.01%     4.01%      30%
Class C - 8/31/02     3.91%        8,074    1.70%    1.70%     4.11%     4.11%      36%

Delaware Tax-Free
Florida Insured
Fund
Class A - 8/31/06     2.78%      $92,726    0.86%    0.94%     4.44%     4.36%       7%
Class A - 8/31/05     5.32%       98,326    0.88%    0.98%     4.48%     4.38%      17%
Class A - 8/31/04     6.15%       87,591    0.90%    0.94%     4.72%     4.68%       3%
Class A - 8/31/03     2.68%       95,951    0.90%    0.94%     4.60%     4.56%      26%
Class A - 8/31/02     5.83%      105,773    0.90%    0.99%     4.80%     4.71%      46%

Class B - 8/31/06     2.11%       $4,323    1.61%    1.69%     3.69%     3.61%       7%
Class B - 8/31/05     4.45%        5,532    1.63%    1.73%     3.74%     3.64%      17%
Class B - 8/31/04     5.36%        5,002    1.65%    1.69%     3.97%     3.93%       3%
Class B - 8/31/03     2.00%        5,800    1.65%    1.69%     3.85%     3.81%      26%
Class B - 8/31/02     5.01%        5,223    1.65%    1.74%     4.05%     3.96%      46%

Class C - 8/31/06     2.10%       $3,564    1.61%    1.69%     3.69%     3.61%       7%
Class C - 8/31/05     4.45%        3,311    1.63%    1.73%     3.74%     3.64%      17%
Class C - 8/31/04     5.36%        1,088    1.65%    1.69%     3.97%     3.93%       3%
Class C - 8/31/03     2.00%          846    1.65%    1.69%     3.85%     3.81%      26%
Class C - 8/31/02     4.93%          560    1.65%    1.74%     4.05%     3.96%      46%

Delaware Tax-Free
Idaho Fund
Class A - 8/31/06     2.40%      $62,808    0.85%    0.98%     3.95%     3.82%      15%
Class A - 8/31/05     5.25%      $60,554    0.87%    0.98%     3.92%     3.81%      27%
Class A - 8/31/04     7.58%       55,572    0.97%    0.97%     4.21%     4.21%      13%
Class A - 8/31/03     2.81%       51,682    0.93%    1.00%     4.36%     4.29%      18%
Class A - 8/31/02     5.36%       45,108    1.00%    1.03%     4.69%     4.66%      11%

Class B - 8/31/06     1.64%       $7,892    1.60%    1.73%     3.20%     3.07%      15%
Class B - 8/31/05     4.39%       10,911    1.62%    1.73%     3.17%     3.06%      27%
Class B - 8/31/04     6.79%       13,044    1.72%    1.72%     3.46%     3.46%      13%
Class B - 8/31/03     2.05%       16,801    1.68%    1.75%     3.61%     3.54%      18%
Class B - 8/31/02     4.58%       14,809    1.75%    1.78%     3.94%     3.91%      11%

Class C - 8/31/06     1.56%      $13,430    1.60%    1.73%     3.20%     3.07%      15%
Class C - 8/31/05     4.47%       15,678    1.62%    1.73%     3.17%     3.06%      27%
Class C - 8/31/04     6.87%       15,041    1.72%    1.72%     3.46%     3.46%      13%
Class C - 8/31/03     2.05%       16,296    1.68%    1.75%     3.61%     3.54%      18%
Class C - 8/31/02     4.57%        9,829    1.75%    1.78%     3.94%     3.91%      11%

                                    Income (loss) from         Less dividends and
                                   investment operations          distributions
                                --------------------------- ---------------------------
                                        Net
                                        realized                      Distri-
                                        and                           butions
                                        and un-                       from
                      Net               realized    Total   Divi-     net      Total
                      asset             gain        from    dends     real-    divi-    Net
                      value     Net     (loss)      invest- from net  ized     dends    asset
                      begin-    invest- on          ment    invest-   gain on  and      value,
                      ning of   ment    invest-     opera-  ment      invest-  distri-  end of
                      period    income  ments       tions   income    ments    butions  period
--------------------- --------- ------- ----------- ------- --------- -------- -------- ---------

Delaware Tax-Free
Minnesota Fund
Class A - 8/31/06     $12.690   0.511   (0.172)     0.339   (0.513)   (0.026)  (0.539)  $12.490
Class A - 8/31/05      12.620   0.527     0.222     0.749   (0.526)   (0.153)  (0.679)   12.690
Class A - 8/31/04      12.450   0.590     0.348     0.938   (0.600)   (0.168)  (0.768)   12.620
Class A - 8/31/03      12.610   0.622   (0.148)     0.474   (0.625)   (0.009)  (0.634)   12.450
Class A - 8/31/02      12.570   0.634     0.037     0.671   (0.631)       ---  (0.631)   12.610

Class B - 8/31/06     $12.700   0.418   (0.172)     0.246   (0.420)   (0.026)  (0.446)  $12.500
Class B - 8/31/05      12.630   0.433     0.222     0.655   (0.432)   (0.153)  (0.585)   12.700
Class B - 8/31/04      12.460   0.496     0.348     0.844   (0.506)   (0.168)  (0.674)   12.630
Class B - 8/31/03      12.620   0.529   (0.150)     0.379   (0.530)   (0.009)  (0.539)   12.460
Class B - 8/31/02      12.580   0.540     0.037     0.577   (0.537)       ---  (0.537)   12.620

Class C - 8/31/06     $12.720   0.418   (0.162)     0.256   (0.420)   (0.026)  (0.446)  $12.530
Class C - 8/31/05      12.650   0.433     0.222     0.655   (0.432)   (0.153)  (0.585)   12.720
Class C - 8/31/04      12.480   0.495     0.348     0.843   (0.505)   (0.168)  (0.673)   12.650
Class C - 8/31/03      12.640   0.529   (0.151)     0.378   (0.529)   (0.009)  (0.538)   12.480
Class C - 8/31/02      12.590   0.540     0.047     0.587   (0.537)       ---  (0.537)   12.640

Delaware Tax-Free
Minnesota Insured
Fund
Class A - 8/31/06     $11.110   0.438   (0.200)     0.238   (0.436)   (0.022)  (0.458)  $10.890
Class A - 8/31/05      11.020   0.446     0.138     0.584   (0.445)   (0.049)  (0.494)   11.110
Class A - 8/31/04      10.740   0.479     0.282     0.761   (0.481)       ---  (0.481)   11.020
Class A - 8/31/03      10.940   0.498   (0.197)     0.301   (0.501)       ---  (0.501)   10.740
Class A - 8/31/02      10.900   0.514     0.038     0.552   (0.512)       ---  (0.512)   10.940

Class B - 8/31/06     $11.100   0.357   (0.200)     0.157   (0.355)   (0.022)  (0.377)  $10.880
Class B - 8/31/05      11.010   0.364     0.137     0.501   (0.362)   (0.049)  (0.411)   11.100
Class B - 8/31/04      10.730   0.397     0.282     0.679   (0.399)       ---  (0.399)   11.010
Class B - 8/31/03      10.940   0.415   (0.207)     0.208   (0.418)       ---  (0.418)   10.730
Class B - 8/31/02      10.890   0.433     0.048     0.481   (0.431)       ---  (0.431)   10.940

Class C - 8/31/06     $11.120   0.356   (0.200)     0.156   (0.354)   (0.022)  (0.376)  $10.900
Class C - 8/31/05      11.030   0.364     0.137     0.501   (0.362)   (0.049)  (0.411)   11.120
Class C - 8/31/04      10.750   0.396     0.282     0.678   (0.398)       ---  (0.398)   11.030
Class C - 8/31/03      10.950   0.414   (0.197)     0.217   (0.417)       ---  (0.417)   10.750
Class C - 8/31/02      10.910   0.433     0.038     0.471   (0.431)       ---  (0.431)   10.950

Delaware Tax-Free
Minnesota Inter-
mediate Fund
Class A - 8/31/06     $11.010   0.429   (0.150)     0.279   (0.429)       ---  (0.429)  $10.860
Class A - 8/31/05      10.890   0.407     0.120     0.527   (0.407)       ---  (0.407)   11.010
Class A - 8/31/04      10.630   0.444     0.260     0.704   (0.444)       ---  (0.444)   10.890
Class A - 8/31/03      10.720   0.469   (0.088)     0.381   (0.471)       ---  (0.471)   10.630
Class A - 8/31/02      10.580   0.512     0.138     0.650   (0.510)       ---  (0.510)   10.720

Class B - 8/31/06     $11.040   0.337   (0.150)     0.187   (0.337)       ---  (0.337)  $10.890
Class B - 8/31/05      10.920   0.314     0.120     0.434   (0.314)       ---  (0.314)   11.040
Class B - 8/31/04      10.650   0.352     0.270     0.622   (0.352)       ---  (0.352)   10.920
Class B - 8/31/03      10.740   0.377   (0.088)     0.289   (0.379)       ---  (0.379)   10.650
Class B - 8/31/02      10.600   0.423     0.137     0.560   (0.420)       ---  (0.420)   10.740

Class C - 8/31/06     $11.030   0.337   (0.150)     0.187   (0.337)       ---  (0.337)  $10.880
Class C - 8/31/05      10.910   0.314     0.120     0.434   (0.314)       ---  (0.314)   11.030
Class C - 8/31/04      10.640   0.352     0.270     0.622   (0.352)       ---  (0.352)   10.910
Class C - 8/31/03      10.730   0.377   (0.088)     0.289   (0.379)       ---  (0.379)   10.640
Class C - 8/31/02      10.590   0.423     0.137     0.560   (0.420)       ---  (0.420)   10.730

                                       Ratios and supplemental data:
                                ----------- -------- --------- --------- ---------- -----
                                                                         Ratio
                                                                         of net
                                                                         invest-
                                                     Ratio of            ment
                                                     expenses            income
                                                     to                  to
                                                     average             average
                                                     net       Ratio     net
                                                     assets    of        assets
                                            Ratio    prior to  invest-   prior to
                                Net         of ex-   expense   ment      expense
                                assets,     spenses  limita-   income    limita-
                                end of      to       tion and  to        tion and   Port-
                                period      average  expenses  average   expenses   folio
                      Total     (000        net      paid in-  net       paid in-   turn-
                      Return(1) omitted)    assets   directly  assets    directly   over
--------------------- --------- ----------- -------- --------- --------- ---------- -----

Delaware Tax-Free
Minnesota Fund
Class A - 8/31/06     2.78%     $381,720    0.93%    0.94%     4.11%     4.10%      13%
Class A - 8/31/05     6.12%      364,491    0.93%    0.94%     4.19%     4.18%      10%
Class A - 8/31/04     7.72%      348,000    0.94%    0.94%     4.68%     4.68%      25%
Class A - 8/31/03     3.80%      340,029    0.97%    0.97%     4.90%     4.90%      27%
Class A - 8/31/02     5.54%      356,522    0.98%    0.98%     5.11%     5.11%      13%

Class B - 8/31/06     2.01%      $11,354   1.68%     1.69%     3.36%     3.35%      13%
Class B - 8/31/05     5.33%       12,810    1.68%    1.69%     3.44%     3.43%      10%
Class B - 8/31/04     6.91%       14,588    1.69%    1.69%     3.93%     3.93%      25%
Class B - 8/31/03     3.02%       16,394    1.72%    1.72%     4.15%     4.15%      27%
Class B - 8/31/02     4.75%       17,043    1.73%    1.73%     4.36%     4.36%      13%

Class C - 8/31/06     2.08%      $15,125    1.68%    1.69%     3.36%     3.35%      13%
Class C - 8/31/05     5.32%       13,971    1.68%    1.69%     3.44%     3.43%      10%
Class C - 8/31/04     6.90%       10,811    1.69%    1.69%     3.93%     3.93%      25%
Class C - 8/31/03     3.01%       10,161    1.72%    1.72%     4.15%     4.15%      27%
Class C - 8/31/02     4.82%        7,682    1.73%    1.73%     4.36%     4.36%      13%

Delaware Tax-Free
Minnesota Insured
Fund
Class A - 8/31/06     2.23%     $212,859    0.89%    0.90%     4.03%     4.02%       5%
Class A - 8/31/05     5.42%      226,671    0.89%    0.90%     4.05%     4.04%      10%
Class A - 8/31/04     7.20%      227,018    0.89%    0.89%     4.37%     4.37%      15%
Class A - 8/31/03     2.75%      231,738    0.93%    0.93%     4.52%     4.52%      30%
Class A - 8/31/02     5.25%      239,763    0.96%    0.96%     4.78%     4.78%      15%

Class B - 8/31/06     1.47%      $10,182    1.64%    1.65%     3.28%     3.27%       5%
Class B - 8/31/05     4.64%       12,337    1.64%    1.65%     3.30%     3.29%      10%
Class B - 8/31/04     6.41%       14,317    1.64%    1.64%     3.62%     3.62%      15%
Class B - 8/31/03     1.89%       15,647    1.68%    1.68%     3.77%     3.77%      30%
Class B - 8/31/02     4.56%       14,341    1.71%    1.71%     4.03%     4.03%      15%

Class C - 8/31/06     1.46%      $12,554    1.64%    1.65%     3.28%     3.27%       5%
Class C - 8/31/05     4.63%       12,269    1.64%    1.65%     3.30%     3.29%      10%
Class C - 8/31/04     6.39%       12,028    1.64%    1.64%     3.62%     3.62%      15%
Class C - 8/31/03     1.97%       11,966    1.68%    1.68%     3.77%     3.77%      30%
Class C - 8/31/02     4.46%        6,083    1.71%    1.71%     4.03%     4.03%      15%

Delaware Tax-Free
Minnesota Inter-
mediate Fund
Class A - 8/31/06     2.62%      $48,297    0.75%    0.97%     3.96%     3.74%      11%
Class A - 8/31/05     4.93%       52,958    0.79%    0.95%     3.72%     3.56%      25%
Class A - 8/31/04     6.73%       57,012    0.84%    0.95%     4.10%     3.99%      30%
Class A - 8/31/03     3.59%       57,635    0.86%    0.96%     4.32%     4.22%      23%
Class A - 8/31/02     6.34%       51,034    0.85%    0.85%     4.86%     4.86%      35%

Class B - 8/31/06     1.75%       $1,993    1.60%    1.72%     3.11%     2.99%      11%
Class B - 8/31/05     4.03%        2,811    1.64%    1.70%     2.87%     2.81%      25%
Class B - 8/31/04     5.91%        3,224    1.69%    1.70%     3.25%     3.24%      30%
Class B - 8/31/03     2.70%        4,002    1.71%    1.73%     3.47%     3.45%      23%
Class B - 8/31/02     5.43%        2,852    1.70%    1.70%     4.01%     4.01%      35%

Class C - 8/31/06     1.75%       $5,162    1.60%    1.72%     3.11%     2.99%      11%
Class C - 8/31/05     4.04%        5,996    1.64%    1.70%     2.87%     2.81%      25%
Class C - 8/31/04     5.91%        7,188    1.69%    1.70%     3.25%     3.24%      30%
Class C - 8/31/03     2.71%        6,544    1.71%    1.73%     3.47%     3.45%      23%
Class C - 8/31/02     5.44%        4,887    1.70%    1.70%     4.01%     4.01%      35%

                                    Income (loss) from         Less dividends and
                                   investment operations          distributions
                                --------------------------- ---------------------------
                                        Net
                                        realized                      Distri-
                                        and                           butions
                                        and un-                       from
                      Net               realized    Total   Divi-     net      Total
                      asset             gain        from    dends     real-    divi-    Net
                      value     Net     (loss)      invest- from net  ized     dends    asset
                      begin-    invest- on          ment    invest-   gain on  and      value,
                      ning of   ment    invest-     opera-  ment      invest-  distri-  end of
                      period    income  ments       tions   income    ments    butions  period
--------------------- --------- ------- ----------- ------- --------- -------- -------- ---------

Delaware Minne-
sota High-
Yield Municipal
Bond Fund
Class A - 8/31/06     $10.610   0.445   (0.082)     0.363   (0.443)         ---  (0.443)  $10.530
Class A - 8/31/05      10.240   0.469     0.372     0.841   (0.471)         ---  (0.471)   10.610
Class A - 8/31/04       9.910   0.512     0.328     0.840   (0.510)         ---  (0.510)   10.240
Class A - 8/31/03       9.950   0.550   (0.030)     0.520   (0.560)         ---  (0.560)    9.910
Class A - 8/31/02       9.900   0.586     0.056     0.642   (0.592)         ---  (0.592)    9.950

Class B - 8/31/06     $10.630   0.367   (0.082)     0.285   (0.365)         ---  (0.365)  $10.550
Class B - 8/31/05      10.250   0.391     0.381     0.772   (0.392)         ---  (0.392)   10.630
Class B - 8/31/04       9.930   0.435     0.318     0.753   (0.433)         ---  (0.433)   10.250
Class B - 8/31/03       9.970   0.475   (0.030)     0.445   (0.485)         ---  (0.485)    9.930
Class B - 8/31/02       9.910   0.513     0.063     0.576   (0.516)         ---  (0.516)    9.970

Class C - 8/31/06     $10.630   0.367   (0.082)     0.285   (0.365)         ---  (0.365)  $10.550
Class C - 8/31/05      10.250   0.391     0.381     0.772   (0.392)         ---  (0.392)   10.630
Class C - 8/31/04       9.930   0.435     0.318     0.753   (0.433)         ---  (0.433)   10.250
Class C - 8/31/03       9.970   0.475   (0.030)     0.445   (0.485)         ---  (0.485)    9.930
Class C - 8/31/02       9.910   0.513     0.063     0.576   (0.516)         ---  (0.516)    9.970

Delaware Tax-Fee
New York Fund
Class A - 8/31/06     $10.700   0.449   (0.150)     0.299   (0.449)         ---  (0.449)  $10.550
Class A - 8/31/05      10.470   0.453     0.230     0.683   (0.453)         ---  (0.453)   10.700
Class A - 8/31/04      10.220   0.479     0.250     0.729   (0.479)         ---  (0.479)   10.470
Class A - 8/31/03      10.340   0.484   (0.120)     0.364   (0.484)         ---  (0.484)   10.220
Class A - 8/31/02      10.350   0.503   (0.010)     0.493   (0.503)         ---  (0.503)   10.340

Class B - 8/31/06     $10.670   0.370   (0.140)     0.230   (0.370)         ---  (0.370)  $10.530
Class B - 8/31/05      10.450   0.374     0.220     0.594   (0.374)         ---  (0.374)   10.670
Class B - 8/31/04      10.200   0.401     0.250     0.651   (0.401)         ---  (0.401)   10.450
Class B - 8/31/03      10.330   0.406   (0.130)     0.276   (0.406)         ---  (0.406)   10.200
Class B - 8/31/02      10.330   0.426       ---     0.426   (0.426)         ---  (0.426)   10.330

Class C - 8/31/06     $10.670   0.370   (0.140)     0.230   (0.370)         ---  (0.370)  $10.530
Class C - 8/31/05      10.450   0.376     0.220     0.596   (0.376)         ---  (0.376)   10.670
Class C - 8/31/04      10.200   0.401     0.250     0.651   (0.401)         ---  (0.401)   10.450
Class C - 8/31/03      10.320   0.406   (0.120)     0.286   (0.406)         ---  (0.406)   10.200
Class C - 8/31/02      10.330   0.426   (0.010)     0.416   (0.426)         ---  (0.426)   10.320

                                       Ratios and supplemental data:
                                ----------- -------- --------- --------- ---------- -----
                                                                         Ratio
                                                                         of net
                                                                         invest-
                                                     Ratio of            ment
                                                     expenses            income
                                                     to                  to
                                                     average             average
                                                     net       Ratio     net
                                                     assets    of        assets
                                            Ratio    prior to  invest-   prior to
                                Net         of ex-   expense   ment      expense
                                assets,     spenses  limita-   income    limita-
                                end of      to       tion and  to        tion and   Port-
                                period      average  expenses  average   expenses   folio
                      Total     (000        net      paid in-  net       paid in-   turn-
                      Return(1) omitted)    assets   directly  assets    directly   over
--------------------- --------- ----------- -------- --------- --------- ---------- -----

Delaware Minne-
sota High-
Yield Municipal
Bond Fund
Class A - 8/31/06     3.54%     $87,504    0.89%     1.00%     4.26%     4.15%       4%
Class A - 8/31/05     8.40%      63,802    0.89%     0.98%     4.50%     4.41%       3%
Class A - 8/31/04     8.65%      42,636    0.75%     1.00%     5.03%     4.78%      24%
Class A - 8/31/03     5.33%      36,644    0.75%     1.04%     5.48%     5.19%      32%
Class A - 8/31/02     6.74%      34,867    0.75%     1.01%     5.98%     5.72%      33%

Class B - 8/31/06     2.77%      $9,578    1.64%     1.75%     3.51%     3.40%       4%
Class B - 8/31/05     7.68%      10,505    1.64%     1.73%     3.75%     3.66%       3%
Class B - 8/31/04     7.71%      12,463    1.50%     1.75%     4.28%     4.03%      24%
Class B - 8/31/03     4.55%      12,513    1.50%     1.79%     4.73%     4.44%      32%
Class B - 8/31/02     6.03%      13,379    1.50%     1.76%     5.23%     4.97%      33%

Class C - 8/31/06     2.76%     $20,516    1.64%     1.75%     3.51%     3.40%       4%
Class C - 8/31/05     7.68%      15,809    1.64%     1.73%     3.75%     3.66%       3%
Class C - 8/31/04     7.71%      11,435    1.50%     1.75%     4.28%     4.03%      24%
Class C - 8/31/03     4.54%      10,754    1.50%     1.79%     4.73%     4.44%      32%
Class C - 8/31/02     6.03%       7,840    1.50%     1.76%     5.23%     4.97%      33%

Delaware Tax-Fee
New York Fund
Class A - 8/31/06     2.90%     $13,519    0.65%     1.09%     4.28%     3.84%      20%
Class A - 8/31/05     6.65%      13,153    0.66%     1.12%     4.29%     3.83%      13%
Class A - 8/31/04     7.26%      11,523    0.50%     1.02%     4.60%     4.08%      26%
Class A - 8/31/03     3.56%      11,436    0.50%     1.05%     4.65%     4.10%      64%
Class A - 8/31/02     4.98%       9,490    0.50%     1.15%     4.98%     4.33%      43%

Class B - 8/31/06     2.23%      $2,858    1.40%     1.84%     3.53%     3.09%      20%
Class B - 8/31/05     5.77%       3,023    1.41%     1.87%     3.54%     3.08%      13%
Class B - 8/31/04     6.47%       2,858    1.25%     1.77%     3.85%     3.33%      26%
Class B - 8/31/03     2.69%       3,238    1.25%     1.80%     3.90%     3.35%      64%
Class B - 8/31/02     4.30%       3,352    1.25%     1.90%     4.23%     3.58%      43%

Class C - 8/31/06     2.23%      $2,068    1.40%     1.84%     3.53%     3.09%      20%
Class C - 8/31/05     5.80%         886    1.41%     1.87%     3.54%     3.08%      13%
Class C - 8/31/04     6.47%       2,329    1.25%     1.77%     3.85%     3.33%      26%
Class C - 8/31/03     2.79%       2,828    1.25%     1.80%     3.90%     3.35%      64%
Class C - 8/31/02     4.20%       1,115    1.25%     1.90%     4.23%     3.58%      43%

Notes to financial highlights

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

(2)  Ratio for the years  ended  August  31,  2003 and 2002  including  fee paid indirectly  in  accordance  with SEC rules was  0.51%,  1.26% and 1.26% for
     Class A, Class B and Class C, respectively.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized  gain on  investments  occurs when we sell an investment at a profit, while a realized  loss  occurs  when we sell an  investment  at a loss.  When an investment  increases  or decreases in value but we do not sell it, we record an unrealized  gain or loss.  The amount of realized  gain,  if any, that we pay to
shareholders   would  be  listed  under  "Less  dividends  and  distributions  -
Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights tables,  we include  applicable  fee waivers,  exclude front end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single security. High turnover can result in increased transaction cots and tax liability for investors and may affect a fund's performance.

                                       78

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Alternative minimum tax
A federal tax designed to ensure that  individuals and  corporations  with large incomes owe at least some income tax.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is amortized equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical rating organization."

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "Bond."

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

                                       78

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Five-Year Municipal Bond Index
Lehman  Brothers  Five-Year  Municipal Bond Index is an index based on municipal bonds having an approximate maturity of 5 years.

Lehman Brothers Municipal Bond 3-15 Year Index
The  Lehman  Brothers  Municipal  Bond 3-15 Year Index  provides  a  broad-based measure  of the  performance  of  the  U.S.  tax-exempt  bond  market.  It is an unmanaged  index of investment  grade  municipal  bonds with  maturities of 3-15 years.

Lehman Brothers Municipal Bond Index
The Lehman Brothers Municipal Bond Index is an index that includes approximately
15,000  bonds.  To be  included  in the index,  a  municipal  bond must meet the following criteria:  a minimum credit rating of at least Baa; has been part of a deal of at least $50 million;  has been issued  within the last five years,  and has a maturity of at least two years.  Bonds subject to the alternative  minimum tax re excluded. Bonds with floating or zero coupons are also excluded.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

Net assets
The  total  value  of  all  of  the  assets  in a  fund's  portfolio,  less  any liabilities.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

                                       79

Glossary (continued)

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       80

Additional Information

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing in these Funds,  you can write to us at 2005 Markets
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Funds'
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Funds' Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       81

Delaware
Investments(R)
A member of Lincoln Financial Group

CONTACT INFORMATION

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:
o    For fund information, literature, price, yield and performance figures.
o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)
o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file numbers: 811-04977, 811-04364, 811-06411, 811-07742,
811-04989 and 811-03910

DELAWARE FUND SYMBOLS

                                    NASDAQ Symbols                        CUSIP Numbers
                            ------------------------------- ---------------------------------------
                             Class A   Class B    Class C      Class A       Class B      Class C
Delaware Tax-Free Arizona
  Fund                        VAZIX     DVABX      DVACX      928916204     928928639    928916501
Delaware Tax-Free
  California Fund             DVTAX     DVTFX      DVFTX      928928829     928928811    928928795
Delaware Tax-Free
  Colorado Fund               VCTFX     DVBTX      DVCTX      928920107     928928787    92907R101
Delaware Tax-Free Florida
  Insured Fund                VFLIX     DVDBX      -----      928921105     928921873    928928571
Delaware Tax-Free Idaho
  Fund                        VIDAX     DVTIX      DVICX      928928704     928928746    928928803
Delaware Tax-Free
  Minnesota Fund              DEFFX     DMOBX      DMOCX      928918101     928928696    928918408
Delaware Tax-Free
  Minnesota Insured Fund      MNINX     DVMBX      DVMCX      928916105     928928563    928916600
Delaware Tax-Free
  Minnesota Intermediate
  Fund                        DXCCX     DVSBX      DVSCX      928930106     928928399    928930205
Delaware Minnesota
  High-Yield Municipal
  Bond Fund                   DVMHX     DVMYX      DVMMX      928928316     928928290    928928282
Delaware Tax-Free New
  York Fund                   FTNYX     DVTNX      DVFNX      928928274     928928266    928928258

PR-322 [8/06] CGI 12/06
                                                                    MF-06-11-085
                                                                         PO11446

                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 3, 2007

                      DELAWARE INVESTMENTS MUNICIPAL TRUST
                      (formerly, Voyageur Investment Trust)
                     Delaware Tax-Free Florida Insured Fund
                             VOYAGEUR INSURED FUNDS
                         Delaware Tax-Free Arizona Fund
               (formerly, Delaware Tax-Free Arizona Insured Fund)
                    Delaware Tax-Free Minnesota Insured Fund
                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS
                  Delaware Tax-Free Minnesota Intermediate Fund
                              VOYAGEUR MUTUAL FUNDS
                Delaware Minnesota High-Yield Municipal Bond Fund
                        Delaware Tax-Free California Fund
                          Delaware Tax-Free Idaho Fund
                         Delaware Tax-Free New York Fund
                            VOYAGEUR MUTUAL FUNDS II
                         Delaware Tax-Free Colorado Fund
                             VOYAGEUR TAX FREE FUNDS
                        Delaware Tax-Free Minnesota Fund

                 2005 Market Street, Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of
          Class A Shares, Class B Shares, Class C Shares: 800 523-1918

     This Statement of Additional Information ("Part B") describes shares of the
municipal   bond  funds   listed  above  (each   individually,   a  "Fund,"  and
collectively,  the  "Funds"),  which  are  series of the  registered  investment companies indicated above (each a "Trust" and together, the "Trusts"). Each Fund offers Class A, B and C Shares (each  individually,  a "Class" and collectively, the "Fund  Classes").  All  references  to  "shares" in this Part B refer to all classes of shares of the  Funds,  except  where  noted.  The  Funds'  investment adviser is Delaware Management Company, a series of Delaware Management Business
Trust (the "Manager").

     This Part B supplements the information contained in the current Prospectus for the Funds, dated December 29, 2006, as amended January 3, 2007, as it may be amended from time to time.  This Part B should be read in  conjunction  with the
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into the  Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone number.  The Funds' financial  statements, the  notes  relating  thereto,  the  financial  highlights  and  the  report  of
independent   registered   public   accounting   firm  are  either  included  or
incorporated  by reference  from the Annual Reports into this Part B. The Annual
Reports  will  accompany  any request  for Part B, as  described  in  "Financial
Statements"  below.  The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

--------------------------------------------------------------------------------------
                                  TABLE OF CONTENTS
---------------------------------- ------ ------------------------------------- ------
                                   Page                                         Page
---------------------------------- ------ ------------------------------------- ------
Organization and Classification           Purchasing Shares
---------------------------------- ------ ------------------------------------- ------
Investment Objectives,
Restrictions and Policies                 Investment Plans
---------------------------------- ------ ------------------------------------- ------
                                          Determining Offering Price and Net
Investment Strategies and Risks           Asset Value
---------------------------------- ------ ------------------------------------- ------
Insurance                                 Redemption and Exchange
---------------------------------- ------ ------------------------------------- ------
Disclosure of Portfolio Holdings
Information                               Distributions and Taxes
---------------------------------- ------ ------------------------------------- ------
Management of the Trusts                  Performance
---------------------------------- ------ ------------------------------------- ------
Investment Manager and Other
Service Providers                         Financial Statements
---------------------------------- ------ ------------------------------------- ------
Portfolio Managers                        Principal Holders
---------------------------------- ------ ------------------------------------- ------
                                          Appendix A - Special Factors
Trading Practices and Brokerage           Affecting the Funds
---------------------------------- ------ ------------------------------------- ------
Capital Structure                         Appendix B - Description of Ratings
---------------------------------- ------ ------------------------------------- ------
                                          Appendix F - Financial Statements
--------------------------------------------------------------------------------------
AI-322 [8/31] PDF 12/06

                                       1

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
         The Trusts are organized as indicated in the table below:

----------------------------- --------------------- -----------------------------
Trust                           Original Form of           Current Form of
                               Organization (date)       Organization (date)
----------------------------- --------------------- -----------------------------
Delaware Investments             Massachusetts        Delaware Statutory Trust
Municipal Trust (formerly        Business Trust
Voyageur Investment Trust)    (September 16, 1991)         (May 19, 2005)
----------------------------- --------------------- -----------------------------
Voyageur Insured Funds             Minnesota          Delaware Statutory Trust
                                  Corporation            (November 1, 1999)
                               (January 6, 1987)
----------------------------- --------------------- -----------------------------
Voyageur Intermediate Tax          Minnesota          Delaware Statutory Trust
Free Funds                        Corporation            (November 1, 1999)
                               (January 21, 1985)
----------------------------- --------------------- -----------------------------
Voyageur Mutual Funds              Minnesota          Delaware Statutory Trust
                                  Corporation            (November 1, 1999)
                                (April 14, 1993)
----------------------------- --------------------- -----------------------------
Voyageur Mutual Funds II           Minnesota          Delaware Statutory Trust
                                  Corporation            (November 1, 1999)
                               (January 13, 1987)
----------------------------- --------------------- -----------------------------
Voyageur Tax Free Funds            Minnesota          Delaware Statutory Trust
                                  Corporation            (November 1, 1999)
                              (November 10, 1983)
----------------------------- --------------------- -----------------------------

Classification
     Each  Trust is an  open-end  management  investment  company.  Each  Fund's portfolio of assets is  non-diversified as defined by the Investment Company Act of 1940 (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's  investment  objectives are described in the  Prospectus.  Each
Fund's  investment  objective  is  fundamental,  and may not be changed  without shareholder approval.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

         Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

                                       2

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectus,  the Funds will be subject to the following investment  restriction, which is  considered  non-fundamental  and may be  changed  by the  each  Fund's respective Board of Trustees  without  shareholder  approval:  Each Fund may not invest more than 15% of its respective  net assets in securities  that it cannot sell or dispose  of in the  ordinary  course of  business  within  seven days at approximately the value at which the Fund has valued the investment.

     In applying a Fund's policy on concentration: (i) utility companies will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will each be  considered  a  separate  industry;  (ii)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance  will each be  considered  a separate  industry;  and (iii) asset backed securities will be classified  according to the underlying  assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal  Revenue Code of
1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions  make  such a move  desirable  in  light  of each  Fund's  respective investment  objective.  The Funds will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental  to  transactions  undertaken  with a view to  achieving  each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     The Funds may be  expected  to engage in active  and  frequent  trading  of portfolio  securities,  which means that  portfolio  turnover can be expected to exceed 100%.

                                       3

For the fiscal  years  ended  August  31,  2005 and 2006,  the Funds'  portfolio turnover rates were as follows:

Fund                                                      2006          2005
Tax-Free Arizona Fund                                      8%            3%
Tax-Free California Fund                                  14%            11%
Tax-Free Colorado Fund                                     8%            8%
Tax-Free Florida Insured Fund                              7%            17%
Tax-Free Idaho Fund                                       15%            27%
Tax-Free Minnesota Fund                                   13%            10%
Tax-Free Minnesota Insured Fund                            5%            10%
Tax-Free Minnesota Intermediate Fund                      11%            25%
Minnesota High-Yield Municipal Bond Fund                   4%            3%
Tax-Free New York Fund                                    20%            13%

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectus   discusses  the  Funds'  investment   objectives  and  the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Funds' investment  strategies and risks that are included in the Prospectus.

     The Funds invest primarily in tax-exempt obligations.  The term "Tax Exempt
Obligations"  refers  to debt  obligations  issued by or on behalf of a state or territory  or its  agencies,  instrumentalities,  municipalities  and  political subdivisions,  the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds,  personal  income tax (in the case of the Tax-Free Florida Insured Fund, the Florida  intangibles  tax-now repealed)of the state  specified  in a Fund's  name,  if any.  Tax  Exempt  Obligations  are generally  issued to obtain funds for various  public  purposes,  including  the construction  or  improvement  of a wide  range  of  public  facilities  such as airports, bridges, highways,  housing, hospitals, mass transportation,  schools, streets and water and sewer works.  Other  public  purposes for which Tax Exempt
Obligations may be issued include refunding outstanding  obligations,  obtaining funds for general  operating  expenses  and lending  such funds to other  public institutions and facilities.  In addition,  Tax Exempt Obligations may be issued by  or  on  behalf  of  public  bodies  to  obtain  funds  to  provide  for  the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities,  airport,  mass transit,  industrial,  port or parking facilities  and certain local  facilities  for water supply,  gas,  electricity, sewage or solid waste disposal.

     Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the  provisions of  bankruptcy,  insolvency,  reorganization  and other laws  affecting the rights and remedies of creditors,  such as the federal
Bankruptcy  Code,  and laws,  if any,  which may be enacted by the United States
Congress or a state's legislature extending the time for payment of principal or interest,  or both,  or imposing  other  constraints  upon  enforcement  of such obligations  within  constitutional  limitations.  There is also the possibility that,  as a result of litigation  or other  conditions,  the power or ability of issuers to meet their  obligations  for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

     From time to time,  legislation  has been  introduced  in the United States
Congress for the purpose of restricting  the  availability of or eliminating the federal  income tax  exemption for interest on Tax Exempt  Obligations,  some of which have been  enacted.  Additional  proposals may be introduced in the future which, if enacted,  could affect the availability of Tax Exempt  Obligations for investment by the Funds and the value of each Fund's  portfolio.  In such event, management of the Funds may  discontinue the issuance of shares to new investors and may  reevaluate  each Fund's  investment  objective  and policies and submit possible changes in the structure of each Fund for shareholder approval.

                                       4

     To the extent that the ratings  given by Moody's  Investors  Service,  Inc.
("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. (formerly Fitch Investors
Service,  L.P.)  ("Fitch") for Tax Exempt  Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment  policies  contained  in the Funds'  Prospectus  and this Part B. The ratings of Moody's,  S&P and Fitch represent their opinions as to the quality of the  Tax  Exempt  Obligations  which  they  undertake  to  rate.  It  should  be emphasized,  however,  that  ratings are  relative  and  subjective  and are not absolute  standards  of  quality.  Although  these  ratings  provide  an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

Derivative Securities
     Each Fund may also acquire  derivative  Tax Exempt  Obligations,  which are custodial  receipts or certificates  underwritten by securities dealers or banks that evidence ownership of future interest payments,  principal payments or both on certain Tax Exempt Obligations. The sponsor of these certificates or receipts typically  purchases  and deposits the  securities  in an  irrevocable  trust or custodial  account  with  a  custodian  bank,  which  then  issues  receipts  or certificates that evidence  ownership of the periodic  unmatured coupon payments and the final principal payment on the obligations.  Although under the terms of a custodial  receipt,  a Fund typically would be authorized to assert its rights directly  against  the  issuer of the  underlying  obligation,  a Fund  could be required to assert  through the custodian bank those rights as may exist against the underlying  issuer.  Thus, in the event the  underlying  issuer fails to pay principal  and/or  interest when due, a Fund may be subject to delays,  expenses and risks that are  greater  than those that would have been  involved if a Fund had purchased a direct obligation of the issuer.

     In addition,  in the event that the trust or custodial account in which the underlying  security  had been  deposited  is  determined  to be an  association taxable as a corporation,  instead of a non-taxable  entity, it would be subject to state (and with respect to Tax-Free New York Fund, potentially New York City)
income  tax  (but  not  federal  income  tax) on the  income  it  earned  on the underlying  security,  and the yield on the  security  paid to such Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore,  amounts paid by the trust or  custodial  account to a Fund  would lose their  tax-exempt character and become taxable,  for federal and state  purposes,  in the hands of such Fund and its shareholders. However, each Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the  receipts is tax exempt.  If a Fund  invests in  custodial  receipts,  it is possible  that a  portion  of the  discount  at which  that Fund  purchases  the receipts  might have to be accrued as taxable income during the period that such
Fund holds the receipts.

     The  principal  and  interest  payments  on  the  Tax  Exempt   Obligations
underlying custodial receipts or trust certificates may be allocated in a number of ways.  For example,  payments may be  allocated  such that certain  custodial receipts or trust  certificates may have variable or floating interest rates and others may be stripped  securities  which pay only the principal or interest due on the underlying Tax Exempt Obligations. The Funds may also invest in custodial receipts or trust  certificates  which are "inverse floating  obligations" (also sometimes  referred to as  "residual  interest  bonds").  These  securities  pay interest rates that vary inversely to changes in the interest rates of specified short-term  Tax  Exempt  Obligations  or  an  index  of  short-term  Tax  Exempt
Obligations.  Thus, as market  interest  rates  increase,  the interest rates on inverse floating obligations decrease.  Conversely, as market rates decline, the interest rates on inverse floating  obligations  increase.  Such securities have the effect of  providing a degree of  investment  leverage,  since the  interest rates on such securities will generally  change at a rate which is a multiple of the change in the interest  rates of the  specified  Tax Exempt  Obligations  or index.  As a result,  the market  values of inverse  floating  obligations  will generally  be  more  volatile  than  the  market  values  of  other  Tax  Exempt
Obligations  and  investments  in these types of  obligations  will increase the volatility of the net asset value of shares of the Funds.

     For each Fund,  other than  Minnesota  High-Yield  Municipal Bond Fund (the
"Minnesota High-Yield Fund"),  investments in derivative Tax Exempt Obligations, when combined with investments in below investment grade rated securities,  will not exceed 20% of each Fund's total assets.

                                       5

Escrow Secured Bonds or Defeased Bonds
     Escrow  secured bonds or defeased  bonds are created when an issuer refunds in advance of maturity (or  pre-refunds)  some of its  outstanding  bonds and it becomes  necessary or desirable to set aside funds for  redemption or payment of the bonds at a future date or dates.  In an advance  refunding,  the issuer will use the  proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities  which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest of the advance  refunded  bond.  Escrow secured bonds will often receive a triple A rating from S&P,  Moody's and Fitch.  The  Tax-Free  Florida  Insured  Fund will purchase escrow secured bonds without additional insurance only where the escrow
is   invested   in   securities   of  the  U.S.   government   or   agencies  or
instrumentalities of the U.S. government.

Floating and Variable Rate Demand Notes
     Variable  rate  master  demand  notes in which  the Funds  may  invest  are unsecured  demand  notes that  permit the  indebtedness  thereunder  to vary and provide for periodic  adjustments in the interest rate according to the terms of the  instrument.  Because  master demand notes are direct  lending  arrangements between a Fund and the issuer,  they are not normally traded.  Although there is no secondary  market in the notes,  a Fund may demand  payment of principal  and accrued  interest at any time. While the notes are not typically rated by credit rating  agencies,  issuers of variable  amount  master  demand  notes (which are normally  manufacturing,  retail,  financial,  and other business concerns) must satisfy  the  same  criteria  as  set  forth  above  for  commercial  paper.  In determining  dollar-weighted  average effective portfolio  maturity,  a variable amount master demand note will be deemed to have a maturity  equal to the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating rate notes purchased by a Fund will be determined by the Manager, under guidelines  established  by each Fund's  Board of  Trustees to be of  comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies.  In making such  determinations,  the Manager will consider the earning power,  cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial,  merchandising,  bank holding and other  companies)  and will  continuously  monitor  their  financial  condition.
Although  there may be no active  secondary  market with respect to a particular variable or floating  rate note  purchased by a Fund,  such Fund may re-sell the note at any time to a third  party.  The  absence  of such an  active  secondary market,  however,  could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note  defaulted on its payment obligations,  and a Fund could, for this or other reasons,  suffer a loss to the  extent of the  default.  Variable  or  floating  rate  notes may be secured by bank letters of credit.

     With respect to Minnesota High-Yield Fund, variable and floating rate notes for which no readily  available  market  exists will be  purchased  in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice),  exceed 10% of such
Fund's total assets only if such notes are subject to a demand feature that will permit  that Fund to demand  payment of the  Principal  within  seven days after demand by such Fund. If not rated,  such instruments must be found by the Fund's
Manager under guidelines  established by such Fund's Board of Trustees, to be of comparable  quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization  that  is not  affiliated  with  the  issuer  or  guarantor  of the instruments.

                                       6

Forward Commitments
     New  issues  of Tax  Exempt  Obligations  and  other  securities  are often purchased  on a "when  issued" or delayed  delivery  basis,  with  delivery  and payment for the securities normally taking place 15 to 45 days after the date of the  transaction.  The payment  obligation  and the  interest  rate that will be received on the  securities are each fixed at the time the buyer enters into the commitment.  Each Fund may enter into such "forward commitments" if it holds and maintains,  until the settlement  date in a segregated  account,  cash or liquid securities  in an amount  sufficient  to meet the  purchase  price.  There is no percentage  limitation  on each  Fund's  total  assets  which may be invested in forward commitments. Tax Exempt Obligations purchased on a when-issued basis and the securities held in a Fund's  portfolio are subject to changes in value (both generally  changing in the same way,  i.e.,  appreciating  when  interest  rates decline and  depreciating  when  interest  rates  rise) based upon the  public's
perception  of  the  creditworthiness  of  the  issuer  and  changes,   real  or
anticipated, in the level of interest rates. Tax Exempt Obligations purchased on a when-issued  basis may expose a Fund to risk because they may experience  such fluctuations  prior to their actual delivery.  Purchasing Tax Exempt Obligations on a when-issued  basis can involve the additional risk that the yield available in the market when the  delivery  takes place  actually  may be higher than that obtained in the transaction itself. Any significant  commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the
Fund's net asset value.  Although  each Fund will  generally  enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment  prior to settlement if the Manager deems it appropriate to do so. The Funds may  realize  short-term  profits or losses upon the sale of forward commitments.

Government Obligations
     The  Funds may  invest in  securities  issued  or  guaranteed  by the U. S.
government  or its agencies or  instrumentalities.  These  securities  include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance.  Treasury Bills  generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury
Bonds  generally  have  maturities of greater than ten years.  Some  obligations issued or guaranteed by U.S. government agencies and instrumentalities,  such as
Government  National  Mortgage  Association   pass-through   certificates,   are
supported by the full faith and credit of the U.S. Treasury;  other obligations, such as those of the Federal  Home Loan  Banks,  are secured by the right of the issuer to borrow from the Treasury;  other obligations,  such as those issued by
Fannie Mae, are supported by the discretionary  authority of the U.S. government to purchase  certain  obligations  of the agency or  instrumentality;  and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the  instrumentality  itself.  Although the U.S.
government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so  obligated by law.  The Funds will invest in such  securities  only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

                                       7

Illiquid Investments/Restricted Securities
     Each Fund is  permitted  to invest up to 15% of the value of its net assets in illiquid  investments.  An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately  the  amount  at which  the  investment  company  is  valuing  the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities 1933.
Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory  restrictions  and delays or if registered  under the 1933 Act.  However,  the SEC has acknowledged that a market exists for certain restricted securities (for example,  securities qualifying for resale to certain  "qualified  institutional  buyers" pursuant to
Rule 144A under the 1933 Act, certain forms of interest-only and principal-only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private  placement  exemption of Section 4(2) of the 1933 Act). The Funds may invest  without  limitation in these forms of restricted  securities if such securities  are deemed by the Manager to be liquid in accordance  with standards established  by each  Fund's  Board  of  Trustees.  Minnesota  High-Yield  Fund,
however,  is subject to a 10% limit with respect to certain restricted  floating or  variable  rate  demand  notes.  Under these  guidelines,  the  Manager  must consider,  among other  things:  (a) the  frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other  potential  purchasers,  (c) dealer  undertakings  to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

     If the Manager  determines  that a Rule 144A Security  that was  previously determined to be liquid is no longer liquid and, as a result,  a Fund's holdings of  illiquid  securities  exceed  such  Fund's 15% limit on  investment  in such securities,  the Manager will  determine what action to take to ensure that such
Fund continues to adhere to such limitation.

     At the present  time,  it is not possible to predict with  accuracy how the markets for certain restricted securities will develop.  Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  purchasers of the securities  become,  for a time, uninterested in purchasing these securities.

     As described in the Funds' Prospectus, the Funds are permitted to invest in municipal  leases.  Traditionally,  municipal leases have been viewed by the SEC staff as illiquid  investments.  However,  subject to Board standards similar to the standards  applicable to restricted  securities  (as discussed  above),  the
Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Interest Rate and Index Swaps
     Each  Fund may  invest  in  interest  rate and  index  swaps to the  extent consistent with their respective  investment  objectives and strategies.  A Fund will invest in interest rate swaps to adjust its  sensitivity  to interest rates by changing its duration,  to hedge against changes in interest rates or to gain exposure to markets in which the Fund  invests.  A Fund may also use index swaps as a substitute for futures,  options or forward contracts if such contracts are not  available  to the Fund on  favorable  terms.  Each Fund may invest up to an aggregate of 20% of its net assets in futures, options and swaps as long as each
Fund's  investments  in these  securities  when  aggregated  with other  taxable investments,  non-insured securities (for the Tax-Free Florida Insured Fund) and securities  that are rated below  investment  grade  (other  than the  Minnesota
High-Yield Fund) do not exceed 20% of the Fund's total net assets.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

                                       8

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by reference to the London Inter-Bank  Offered Rate ("LIBOR") or
the rate set by the Bond Market Association ("BMA"). The typical maximum term of an interest rate swap  agreement  ranges from one to twelve  years.  Index swaps tend to be shorter term,  often for one year. The portfolio  managers  presently intend to purchase swaps with maturities of up to 30 years.

     A Fund may also engage in index swaps,  also called total return swaps.  In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty  will make payments to the Fund based on the positive returns of an index,  such as a  corporate  bond  index,  in return for the Fund paying to the counterparty  a fixed  or  variable  interest  rate,  as well as  paying  to the counterparty  any  negative  returns  on the  index.  In a  sense,  the  Fund is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed-income securities that are included in the index.

     Swap transactions  provide several benefits to a Fund.  Interest rate swaps may be used as a duration  management  tool.  Duration  is a measure of a bond's interest-rate sensitivity,  expressed in terms of years because it is related to the length of time  remaining  on the life of a bond.  In general,  the longer a bond's  duration,  the more  sensitive  the  bond's  price will be to changes in interest rates.  The average  duration of a Fund is the weighted  average of the durations of the Fund's fixed-income securities.

     If a Fund wished to shorten the  duration of certain of its assets,  longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an  interest  rate  swap,  a Fund  could  agree to make  semi-annual  fixed rate payments and receive  semi-annual  floating rate LIBOR or BMA payments  adjusted every six months.  The duration of the floating  rate  payments  received by the
Fund may be six  months.  In  effect,  a Fund can  reduce  the  duration  of the notional  amount  invested from a longer term to six months over the life of the swap agreement.

     A Fund may also use swaps to gain exposure to specific markets.  Other uses of swaps could help permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect  against an increase in the price of securities the Fund  anticipates  purchasing at a later date.  Interest rate swaps may also be considered  as a substitute  for interest rate futures in many cases where the hedging  horizon is longer than the maturity of the typical futures  contract,  and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     The  primary  risk  of swap  transactions  is the  creditworthiness  of the counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty in a swap transaction, a Fund's potential loss is the net amount of payments the Fund is  contractually  entitled to receive for one payment  period
(if any - the Fund could be in a net payment position),  not the entire notional amount, which does not change hands in a swap transaction.  Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction.  A Fund will have contractual remedies pursuant to the swap agreement but, as with any  contractual  remedy,  there is no guarantee that the
Fund would be successful in pursuing  them -- the  counterparty  may be judgment proof due to insolvency,  for example. A Fund thus assumes the risk that it will be  delayed or  prevented  from  obtaining  payments  owed to it.  The  standard industry  swap  agreements  do,  however,  permit  a Fund  to  terminate  a swap agreement  (and thus  avoid  making  additional  payments)  in the event  that a counterparty fails to make a timely payment to the Fund.

                                       9

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating, permitting them to enter into swap transactions as a dealer. A Fund will not be  permitted  to enter  into any swap  transaction  unless,  at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.
In addition,  the Manager will closely monitor the ongoing  creditworthiness  of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest  rates,  the investment  performance of a Fund which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     The  extent  to which a Fund  may  invest  in a swap,  as  measured  by the notional  amount,  will be  subject  to the  same  limitations  as the  eligible investments to which the purchased reference rate relates.

     Each  Fund  will,   consistent  with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net  amount of the  excess,  if any,  of the Fund's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent  that a Fund is  obligated  by a swap to pay a fixed or variable  interest rate, the Fund may segregate  securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

     Interest rate swaps may be considered liquid securities because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.
Most index swaps,  on the other hand, are considered to be illiquid  because the counterparty/dealer  will  typically  not  unwind  an  index  swap  prior to its termination  (and,  not  surprisingly,  index  swaps  tend to have much  shorter terms).  Each Fund will  consider the liquidity of each interest rate swap on an individual  basis and treat all index  swaps as  subject  to the  limitation  on illiquid  investments.  For purposes of calculating any percentage  limitations, each Fund will refer to the notional amount of the swap.

     Interest rate swaps will be priced using market prices. Index swaps will be priced  using  fair  value  pricing.  The income  provided  by a swap  should be qualifying  income for purposes of  Subchapter  M of the Code.  Swaps should not otherwise  result in any significant  diversification  or valuation issues under
Subchapter M.

Inverse Floaters
     Each Fund may invest up to 25% of its net assets in inverse  floaters  when the underlying bond is tax-exempt. Otherwise, each Fund's investments in taxable instruments,  non-insured securities (for the Tax-Free Florida Insured Fund) and securities  rated below  investment  grade (other than the Minnesota  High-Yield
Fund),  including  inverse  floaters on taxable bonds, are limited to 20% of the
Fund's net assets.  Inverse  floaters are instruments  with floating or variable interest rates that move in the opposite direction to short-term  interest rates or interest  rate  indices.

     Certain  expenses  of an  inverse  floater  program  will be  deemed  to be expenses of a Fund where the Fund has transferred its own municipal bonds to the trust that  issues the  inverse  floater.  To the extent  that  income  from the inverse  floater  offsets  these  expenses,  the  additional  income will have a positive effect on a Fund's  performance.  Conversely,  to the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a  negative  effect  on  performance.  Typically,  the Funds  invest in  inverse floaters that permit the holder of the inverse  floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds  held by the  trust.  Inverse  floaters  may be more  volatile  than other tax-exempt investments.

Investment Companies
     Each Fund is permitted to invest in other investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  each Fund may not  operate  as a "fund of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

Options and Futures Transactions

     Each  Fund  may  invest  up to an  aggregate  of 20% of its net  assets  in futures,  options  and  swaps  as long  as  each  Fund's  investments  in  these
securities  when  aggregated   with  other  taxable   investments,   non-insured
securities (for the Tax-Free Florida Insured Fund) and securities that are rated below investment grade (other than the Minnesota  High-Yield Fund) do not exceed
20% of the Fund's total net assets.

                                       10

     Each Fund may buy and sell put and call options on the  securities in which they may invest,  and certain Funds may enter into futures contracts and options on  futures  contracts  with  respect  to  fixed-income  securities  or based on financial  indices including any index of securities in which a Fund may invest.
Futures  and  options  will  be  used  to  facilitate  allocation  of  a  Fund's investments among asset classes,  to generate income or to hedge against changes in interest  rates or declines in  securities  prices or  increases in prices of securities proposed to be purchased.  Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing  put options and writing (i.e.  selling) call options are  strategies designed to protect  against falling  securities  prices and can limit potential gains if prices rise. Purchasing futures contracts,  purchasing call options and writing put options are strategies  whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain  unchanged  over time option  writing  strategies  tend to be profitable, while  option  buying  strategies  tend to  decline  in value.  The  ability  of
Minnesota High-Yield Fund to engage in options is discussed separately, below.

     Writing  Options.  The Funds may write  (i.e.  sell)  covered  put and call options with respect to the  securities  in which they may invest.  By writing a call option,  a Fund becomes  obligated during the term of the option to deliver the  securities  underlying the option upon payment of the exercise price if the option is  exercised.  The writer of an option may have no control over when the underlying  securities must be sold, in the case of a call option, or purchased, in the case of a put option;  the writer may be  assigned an exercise  notice at any time prior to the termination of the obligation.  By writing a put option, a
Fund becomes  obligated during the term of the option to purchase the securities underlying  the option at the exercise  price if the option is  exercised.  With
respect  to  put  options   written  by  any  Fund,   there  will  have  been  a
predetermination  that  acquisition of the underlying  security is in accordance with the investment objective of such Fund.

     "Covered  options"  means that so long as a Fund is obligated as the writer of a call option,  it will own the underlying  securities  subject to the option
(or  comparable  securities  satisfying  the cover  requirements  of  securities exchanges).  A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and  maintains  with its custodian  cash,  U.S.  government  securities or other liquid  high-grade debt obligations  having a value equal to or greater than the exercise price of the option.

     Through  the  writing of call or put  options,  a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options,  which it retains whether or not the options are exercised.  By writing a call option,  a Fund might lose the potential for gain on the  underlying  security while the option is open, and by writing a put option,  a Fund might become  obligated to purchase the underlying security for more than its current market price upon exercise.

     Purchasing Options.  The Funds may purchase put options in order to protect portfolio  holdings in an  underlying  security  against a decline in the market value of such holdings.  Such  protection is provided during the life of the put because  a Fund may sell the  underlying  security  at the put  exercise  price, regardless of a decline in the underlying security's market price. Any loss to a
Fund  is  limited  to the  premium  paid  for,  and  transaction  costs  paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases,  the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

     A Fund may wish to protect certain portfolio  securities  against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to  protect  even  though it does not hold such other securities in its portfolio.

     Each of the Funds may also purchase  call  options.  During the life of the call option,  a Fund may buy the underlying  security at the call exercise price regardless of any increase in the underlying  security's  market price. In order for a call option to be profitable,  the market price of the underlying security must  rise  sufficiently  above the  exercise  price to cover  the  premium  and transaction  costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying  security at the time it  purchased  the call  option by the  premium  paid for the call option and by transaction costs.

                                       11

     Minnesota  High-Yield  Fund.  Minnesota  High-Yield  Fund may purchase call options,  write call options on a covered  basis,  write secured put options and purchase  put  options on a covered  basis  only,  and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national  securities  exchange (an  "Exchange") or traded over-the-counter.  The Fund may write  covered call options from time to time on such  portion of its  portfolio  as the Manager  determines  is  appropriate  in seeking to obtain the Fund's  investment  objective.  The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate  more than
2% of the  Fund's  total  assets.  The Fund may  liquidate  such a  position  by effecting a closing transaction.  The Fund also may invest up to 2% of its total assets in the purchase of put options.  The Fund will, at all times during which it holds a put option,  own the security  covered by such  option.  The Fund may sell a put  option  which  it  previously  purchased  prior  to the  sale of the underlying  options.  The Fund may sell a put  option  purchased  on  individual securities and may enter into closing transactions.

     Minnesota  High-Yield  Fund may also write put  options on a secured  basis which  means  that the Fund  will  maintain  in a  segregated  account  with its custodian,  cash or U.S.  government  securities  in an amount not less than the exercise price of the option at all times during the option  period.  The amount of cash or U.S.  government  securities  held in the segregated  account will be adjusted  on a daily  basis  to  reflect  changes  in the  market  value  of the securities  covered by the put option  written by the Fund.  Secured put options will generally be written in circumstances  where the Manager wishes to purchase the  underlying  security  for the Fund's  portfolio  at a price  lower than the current  market  price of the  security.  In such event,  the Fund would write a secured put option at an exercise price which,  reduced by the premium  received on the  option,  reflects  the lower  price it is willing  to pay.  The Fund may effect closing transactions with respect to put options it previously wrote.

     The risks associated with Minnesota  High-Yield Fund's options transactions are the same as those discussed above for the other Funds.

     Securities Index Option Trading. The Funds, other than Minnesota High-Yield
Fund, may purchase and write put and call options on securities indexes. Options on securities  indexes are similar to options on securities  except that, rather than the right to take or make delivery of a security at a specified  price,  an option on an index gives the holder the right to receive,  upon  exercise of the option,  an amount of cash if the  closing  level of the  index  upon  which the option is based is greater  than,  in the case of a call,  or less than,  in the case of a put,  the  exercise  price of the option.  The writer of the option is obligated to make delivery of this amount.

     The  effectiveness  of  purchasing  or writing  index  options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price  movements of the index  selected.  Because the value of an index option  depends  upon  movements in the level of the index rather than the price of a particular security,  whether a Fund will realize a gain or loss from the  purchase or writing of options on an index  depends  upon  movements in the level of prices in the relevant  underlying  securities markets generally or, in the  case of  certain  indexes,  in an  industry  market  segment,  rather  than movements in the price of a particular security. Accordingly,  successful use by a Fund of options on security  indexes will be subject to the Manager's  ability to predict correctly  movements in the direction of the stock market or interest rates market  generally or of a particular  industry.  This  requires  different skills  and  techniques  than  predicting  changes  in the  price of  individual securities. In the event the Manager is unsuccessful in predicting the movements of an  index,  a Fund  could  be in a worse  position  than  had no  hedge  been attempted.

     Because  exercises  of index  options  are  settled in cash,  a Fund cannot determine the amount of its settlement  obligations in advance and, with respect to  call  writing,  cannot  provide  in  advance  for its  potential  settlement obligations  by acquiring  and holding the  underlying  securities.  When a Fund writes an option on an index,  that Fund will  segregate or put into escrow with its  custodian  or  pledge  to a broker  as  collateral  for the  option,  cash, high-grade liquid debt securities or "qualified  securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

                                       12

     Options  purchased  and written by a Fund may be exchange  traded or may be options  entered into by that Fund in negotiated  transactions  with  investment dealers and other financial institutions (over-the-counter or "OTC" options such as commercial banks or savings and loan associations) deemed creditworthy by the
Manager.  OTC options  are  illiquid  and it may not be  possible  for a Fund to dispose of options it has  purchased or to terminate  its  obligations  under an option  it has  written  at a  time  when  the  Manager  believes  it  would  be advantageous  to do so. Over the counter  options are subject to each Fund's 15%
illiquid investment limitation.

     Futures Contracts and Options on Futures Contracts. Certain Funds may enter into  futures  contracts  and  purchase  and write  options on these  contracts, including but not limited to interest rate and  securities  index  contracts and put and call options on these futures contracts. These contracts will be entered into on  domestic  and  foreign  exchanges  and  boards  of  trade,  subject  to applicable  regulations  of the  Commodity  Futures  Trading  Commission.  These
transactions  may be entered  into for bona fide  hedging and other  permissible risk management purposes.

     In connection with  transactions  in futures  contracts and writing related options,  each Fund will be required to deposit as "initial  margin" a specified amount of cash or short-term,  U.S.  government  securities.  The initial margin required for a futures  contract is set by the exchange on which the contract is traded.  It is expected that the initial margin would be approximately 1 1/2% to
5% of a contract's face value.  Thereafter,  subsequent payments (referred to as
"variation  margin")  are made to and from the broker to reflect  changes in the value of the futures  contract.  No Fund will purchase or sell futures contracts or related  options if, as a result,  the sum of the initial  margin  deposit on that Fund's existing futures and related options positions and premiums paid for options  or futures  contracts  entered  into for other  than bona fide  hedging purposes would exceed 5% of such Fund's assets.

     Although  futures  contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled through  offsetting  before the date of the contract  without  having to make or take delivery of the securities.  The offsetting of a contractual  obligation is accomplished  by  buying  (or  selling,  as the  case  may be) on a  commodities exchange an identical  futures  contract calling for delivery in the same month.
Such a transaction,  which is effected through a member of an exchange,  cancels
the  obligation  to  make  or  take  delivery  of  the  securities.   Since  all
transactions  in the  futures  market are made,  offset or  fulfilled  through a clearing house associated with the exchange on which the contracts are traded, a
Fund will incur brokerage fees when it purchases or sells futures contracts.

     Risks of Transactions in Futures Contracts and Options

     Hedging Risks in Futures Contracts Transactions. There are several risks in using  securities  index or interest rate futures  contracts as hedging devices.
One risk  arises  because  the prices of  futures  contracts  may not  correlate perfectly with movements in the underlying index or financial  instrument due to certain market  distortions.  First,  all participants in the futures market are subject to initial margin and variation margin requirements.  Rather than making additional variation margin payments,  investors may close the contracts through offsetting  transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin  requirements in the securities market, and as a result  the  futures  market may  attract  more  speculators  than does the securities market.  Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect  correlation between movements in indexes of securities and movements in the prices of futures  contracts,  even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

     Another risk arises because of imperfect  correlation  between movements in the value of the futures  contracts  and  movements  in the value of  securities subject  to the hedge.  With  respect to index  futures  contracts,  the risk of imperfect  correlation  increases  as  the  composition  of a  Fund's  portfolio diverges from the financial instruments included in the applicable index.

     Successful use of futures  contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant  underlying  securities  market.  If a Fund has hedged  against the possibility  of an increase in interest rates  adversely  affecting the value of fixed-income  securities  held in its  portfolio  and  interest  rates  decrease instead,  that Fund will lose part or all of the benefit of the increased  value of its security  which it has hedged because it will have  offsetting  losses in its  futures  positions.  In  addition,  in  such  situations,  if  a  Fund  has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  Such sales of  securities  may, but will not  necessarily,  be at increased prices which reflect the rising market or decline in interest rates. A
Fund may have to sell securities at a time when it may be  disadvantageous to do
so.

                                       13

     Although each Fund  believes that the use of futures  contracts and options thereon will benefit it, if the Manager's  judgment about the general  direction
of  securities  prices  or  interest  rates  is  incorrect,   a  Fund's  overall
performance  may be poorer than if it had not entered into futures  contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the  possibility  of an  increase  in  interest  rates,  which  generally  would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead,  such Fund will lose part or all of the benefit of the increased  value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures  positions.
In addition,  particularly  in such  situations,  a Fund may have to sell assets from its  portfolio to meet daily margin  requirements  at a time when it may be disadvantageous to do so.

     Liquidity  of Futures  Contracts.  A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate  the hedge  position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made,  additional  cash as required  is paid by or to a Fund,  and that
Fund realizes a loss or a gain.

     Positions in futures  contracts  may be closed only on an exchange or board of trade providing a secondary market for such futures  contracts.  Although the
Funds  intend to enter into  futures  contracts  only on  exchanges or boards of trade  where  there  appears  to be an  active  secondary  market,  there  is no assurance that a liquid secondary market will exist for any particular  contract at any particular time.

     In addition,  most domestic futures exchanges and boards of trade limit the amount of  fluctuation  permitted  in futures  contract  prices  during a single trading day. The daily limit  establishes the maximum amount that the price of a futures  contract may vary either up or down from the previous day's  settlement price at the end of a trading session.  Once the daily limit has been reached in a  particular  contract,  no trades may be made that day at a price  beyond that limit.  The daily limit governs only price movement during a particular  trading day and therefore does not limit potential  losses because the limit may prevent the liquidation of unfavorable  positions.  It is possible that futures contract prices could move to the daily limit for several  consecutive  trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting  some futures  traders to substantial  losses.  In such event, it will not be  possible to close a futures  position  and, in the event of adverse price  movements,  a Fund  would be  required  to make daily  cash  payments  of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements  in the  futures  contract  and thus  provide an offset to losses on a futures contract.

     Risk of Options.  The use of options on financial  instruments  and indexes and on interest rate and index futures contracts also involves  additional risk.
Compared to the purchase or sale of futures  contracts,  the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions  costs). The writing of a call option  generates a premium,  which may partially  offset a decline in the value of a Fund's  portfolio  assets.  By writing a call  option,  such Fund becomes obligated to sell an underlying instrument or a futures contract,  which may have a value higher than the exercise  price.  Conversely,  the writing of a put option generates a premium,  but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price.  Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

     The effective use of options  strategies is dependent,  among other things, on a Fund's  ability to terminate  options  positions at a time when the Manager deems it desirable to do so.  Although a Fund will enter into an option position only if the Manager  believes  that a liquid  secondary  market  exists for such option,  there is no  assurance  that such  Fund will be able to effect  closing transactions  at any  particular  time or at an  acceptable  price.  The  Funds'
transactions  involving  options on futures  contracts will be conducted only on recognized exchanges.

     A  Fund's  purchase  or sale  of put or call  options  will be  based  upon predictions  as to  anticipated  interest rates or market trends by the Manager, which could prove to be inaccurate.  Even if the expectations of the Manager are correct,  there may be an imperfect  correlation between the change in the value of the options and of the Fund's portfolio securities.

                                       14

     The  writer  of an option  may have no  control  over  when the  underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the  termination  of  the  obligation.  Whether  or  not  an  option  expires unexercised,  the writer  retains the amount of the  premium.  This  amount,  of course, may, in the case of a covered call option, be offset by a decline in the market value of the  underlying  security  during the option  period.  If a call option is  exercised,  the writer  experiences a profit or loss from the sale of the underlying security.  If a put option is exercised,  the writer must fulfill the obligation to purchase the  underlying  security at the exercise price which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its  obligation may effect a "closing  purchase  transaction."  This is accomplished by buying an option of the same series as the option  previously  written.  The effect of a purchase is that  the  writer's  position  will be  canceled  by the  clearing  corporation.
However,  a writer may not effect a closing  purchase  transaction  after  being notified of the exercise of an option.  Likewise,  an investor who is the holder
of  an  option  may   liquidate  its  position  by  effecting  a  "closing  sale transaction."  This is  accomplished  by selling an option of the same series as the option  previously  purchased.  There is no guarantee  that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing  transaction  in the case of a written call option will permit a Fund to write  another  call  option on the  underlying  security  with either a different  exercise price or expiration date or both, or in the case of a written  put  option  will  permit a Fund to write  another  put option to the extent  that  the  exercise  price  thereof  is  secured  by  deposited  cash or short-term  securities.  Also,  effecting a closing  transaction will permit the cash or  proceeds  from the  concurrent  sale of any  securities  subject to the option  to be used for  other  Fund  investments.  If a Fund  desires  to sell a particular security from its portfolio on which it has written a call option, it will effect a closing  transaction  prior to or concurrent  with the sale of the security.

     A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option;  a Fund will realize a loss from a closing  transaction  if the price of the  transaction  is more than the premium received  from  writing the option or is less than the premium  paid to purchase the  option.  Because  increases  in the  market  price  of a call  option  will generally reflect increases in the market price of the underlying security,  any loss  resulting  from the  repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

     An option  position  may be closed out only where there  exists a secondary market for an option of the same series.  If a secondary  market does not exist, it might not be possible to effect closing  transactions  in particular  options with the  result  that a Fund  would have to  exercise  the  options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid  secondary  market may include  the  following:  (i)
there may be insufficient trading interest in certain options; (ii) restrictions may be  imposed  by a  national  securities  exchange  ("Exchange")  on  opening transactions or closing  transactions or both; (iii) trading halts,  suspensions or other  restrictions  may be imposed  with  respect to  particular  classes or
series  of  options  or  underlying  securities;   (iv)  unusual  or  unforeseen
circumstances may interrupt normal operations on an Exchange; (v) the facilities of an  Exchange  or the  Options  Clearing  Corporation  may not at all times be adequate to handle current trading volume;  or (vi) one or more Exchanges could, for  economic or other  reasons,  decide or be  compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist,  although outstanding options on that Exchange that had been issued by the Options  Clearing  Corporation as a result of trades on that Exchange  would  continue to be  exercisable  in  accordance  with their terms.

     Certain  Funds may purchase  put options to hedge  against a decline in the value of their  portfolios.  By using put  options in this way,  such Funds will reduce any profit they might otherwise have realized in the underlying  security by the amount of the premium paid for the put option and by transaction costs.

                                       15

     Certain  Funds may purchase  call  options to hedge  against an increase in price of securities  that such Funds  anticipate  purchasing in the future.  The premium  paid for the call  option  plus any  transaction  costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the  underlying  security  rises  sufficiently,  the  option may expire worthless to that Fund.

     As discussed above, options may be traded over-the-counter ("OTC options").
In an over-the-counter trading environment,  many of the protections afforded to exchange  participants  will not be available.  For example,  there are no daily price fluctuation  limits, and adverse market movements could therefore continue to an  unlimited  extent over a period of time.  OTC options are illiquid and it may not be possible for the Funds to dispose of options  they have  purchased or terminate their obligations under an option they have written at a time when the
Manager believes it would be advantageous to do so. Accordingly, OTC options are subject  to each  Fund's  limitation  that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option.  The Manager  anticipates  that options on Tax Exempt  Obligations  will consist primarily of OTC options.

Repurchase Agreements
     The Funds may invest in repurchase agreements.  A repurchase agreement is a short-term  investment  by which  the  purchaser  acquires  ownership  of a debt security and the seller agrees to repurchase the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.
Should an issuer of a repurchase  agreement  fail to repurchase  the  underlying security,  the loss to a Fund,  if any,  would  be the  difference  between  the repurchase price and the market value of the security.  Each Fund will limit its investments  in repurchase  agreements to those which the Manager  determines to present  minimal credit risks and which are of high quality.  In addition,  each
Fund must have collateral of 102% of the repurchase price, including the portion representing a Fund's yield under such agreements  which is monitored on a daily basis.

     The Funds'  custodian  will hold the  securities  underlying any repurchase agreement  or such  securities  will be part of the Federal  Reserve  Book Entry
System. The market value of the collateral  underlying the repurchase  agreement will be  determined on each business day. If at any time the market value of the collateral  falls  below  the  repurchase  price  of  the  repurchase  agreement
(including any accrued interest),  the obligor under the agreement will promptly furnish  additional  collateral to the Funds' custodian (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     The  funds  in  the   Delaware   Investments(R) Family   (each  a   Delaware
Investments(R) Fund" and collectively,  the "Delaware  Investments(R) Funds") have obtained an exemption from the  joint-transaction  prohibitions of Section 17(d)
of the 1940 Act to allow  certain  funds  jointly to invest cash  balances.  The
Funds may invest cash  balances in a joint  repurchase  agreement in  accordance with the terms of the Order and subject  generally to the  conditions  described above.

Reverse Repurchase Agreements
     Certain Funds (Tax-Free  California  Fund,  Tax-Free Idaho Fund,  Minnesota
High-Yield  Fund and Tax-Free  New York Fund) may engage in "reverse  repurchase agreements" with banks and securities  dealers with respect to not more than 10%
of  the  Fund's  total  assets.   Reverse  repurchase  agreements  are  ordinary
repurchase  agreements  in which  the Fund is the  seller  of,  rather  than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later  repurchase of the  securities  because it avoids certain market risks and  transaction  costs.  Because  certain of the  incidents of ownership of the security are retained by the Fund, reverse repurchase  agreements are considered a form of borrowing by the Fund from the buyer,  collateralized by the security.
At the time a Fund enters into a reverse  repurchase  agreement,  cash or liquid having a value  sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the  obligation.  Reverse  repurchase  agreements may be used as a means of borrowing for  investment  purposes  subject to the 10%  limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may  exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's  portfolio.  Money  borrowed for  leveraging  will be subject to interest  costs which may or may not be  recovered  by income from or appreciation  of the  securities  purchased.  Because the Funds do not currently intend  to  utilize  reverse  repurchase  agreements  in  excess of 10% of total assets,  the  Funds  believe  the  risks  of  leveraging  due to use of  reverse repurchase  agreements to principal are reduced.  The Manager  believes that the limited use of leverage may  facilitate  the Funds'  ability to provide  current income without adversely affecting the Funds' ability to preserve capital.

                                       16

State or Municipal Lease Obligations
     Municipal  leases may take the form of a lease with an option to  purchase,
an  installment   purchase   contract,   a  conditional   sales  contract  or  a
participation  certificate  in any of the foregoing.  In  determining  leases in which the Funds will invest,  the Manager will evaluate the credit rating of the lessee and the terms of the lease.  Additionally,  the Manager may require  that certain  municipal  leases be secured  by a letter of credit or put  arrangement with an independent financial institution.  State or municipal lease obligations frequently  have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

     The statutes of many states contain requirements with which such states and municipalities  must comply whenever  incurring  debt.  These  requirements  may include  approving  voter  referendums,  debt limits,  interest  rate limits and public sale  requirements.  Leases have evolved as a means for public  bodies to acquire  property  and  equipment  without  needing  to  comply  with all of the statutory  requirements for the issuance of debt. The debt-issuance  limitations may be inapplicable for one or more of the following reasons:  (1) the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the public  body has no  obligation  to make  future  payments  under  the  lease or contract  unless  money is  appropriated  for such  purpose  by the  appropriate legislative  body on a yearly or other periodic  basis (the  "non-appropriation"
clause);  (2) the exclusion of a lease or  conditional  sales  contract from the definition of  indebtedness  under relevant state law; or (3) the lease provides for  termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

     If the lease is  terminated  by the public  body for  non-appropriation  or another  reason not  constituting  a default under the lease,  the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property  without any recourse to the general credit of the public body.  The  disposition  of the  leased  property  by the lessor in the event of termination  of the lease  might,  in many cases,  prove  difficult or result in loss.

Taxable Obligations
     The Funds may invest to a limited  extent in obligations  and  instruments, the interest on which is  includable in gross income for purposes of federal and state income (or property) taxation.

     The Funds also may invest in certificates of deposit,  bankers' acceptances and other time deposits.  Certificates of deposit are certificates  representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit.  Bankers'  acceptances are credit  instruments evidencing  the  obligation  of a bank to pay a draft drawn on it by a customer.
Time deposits are non-negotiable  deposits  maintained in a banking  institution for a  specified  period of time at a stated  interest  rate.  With  respect  to
Tax-Free  Colorado Fund,  investments in time deposits  generally are limited to
London  branches  of  domestic  banks  that have  total  assets in excess of one billion dollars.

                                       17

Zero Coupon Bonds and Pay-in-Kind Bonds
     The  Funds  may  invest  in  zero-coupon  and  payment-in-kind  Tax  Exempt
Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value,  which discount varies  depending on the time remaining  until cash payments  begin,  prevailing  interest  rates, liquidity of the security and the perceived  credit  quality of the issuer.  The market prices of zero coupon  securities  are  generally  more volatile than the market prices of  securities  that pay interest  periodically  and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.  Current federal income tax law  requires  that a holder of a taxable  zero  coupon  security  report as income each year the portion of the  original  issue  discount of such  security that  accrues  that year,  even though the holder  receives no cash  payments of interest  during the year.  Each Fund has  qualified  as a regulated  investment company  under the Code.  Accordingly,  during  periods when a Fund  receives no interest payments on its zero coupon securities,  it will be required,  in order to maintain its desired tax  treatment,  to distribute  cash  approximating  the income  attributable to such securities.  Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor  discussed above.  Payment-in-kind  securities are securities that pay interest through the issuance of additional securities. Such securities  generally are more volatile in response to changes in interest rates and are more  speculative  investments  than are  securities  that pay  interest periodically in cash.

--------------------------------------------------------------------------------
                                    INSURANCE
--------------------------------------------------------------------------------

     The Manager  anticipates that  substantially  all of the insured Tax-Exempt
Obligations in the Tax-Free Florida Insured Fund's investment  portfolio will be covered by either Primary Insurance or Secondary Market Insurance. However, as a
non-fundamental  policy,  the Fund must obtain  Portfolio  Insurance  on all Tax
Exempt  Obligations  requiring  insurance that are not covered by either Primary
Insurance or Secondary Market  Insurance.  Both Primary  Insurance and Secondary
Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Portfolio Insurance,  if any, would be paid from the Fund's assets and would reduce  the  current  yield on its  investment  portfolio  by the amount of such premiums.  However,  the Fund is permitted to invest up to 20% of its net assets in non-insured municipal securities.

     Because Portfolio Insurance coverage terminates upon the sale of an insured security from the Fund's  portfolio,  such  insurance does not have an effect on the resale value of the security.  Therefore, unless the Fund elects to purchase
Secondary  Market  Insurance with respect to such  securities or such securities are already  covered by Primary  Insurance,  it  generally  will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between  the market  value of the  defaulted  security  and the market  value of similar securities which are not in default.

     The Fund is authorized  to obtain  Portfolio  Insurance  from insurers that have obtained a claims-paying ability rating of "AAA" from S&P or Fitch or "Aaa"
(or a short-term  rating of "MIG-1")  from  Moody's,  which may  include,  among
others,  AMBAC  Indemnity  Corporation   ("AMBAC"),   Municipal  Bond  Investors
Assurance Corporation  ("MBIA"),  Financial Guaranty Insurance Company ("FGIC"),
Financial Security Assurance,  Inc. ("FSA"), XL Capital Assurance, Inc. ("XLCA")
and CIFG.

                                       18

     A Moody's  insurance  claims-paying  ability  rating is an  opinion  of the ability  of  an  insurance  company  to  repay  punctually  senior  policyholder obligations  and claims.  An insurer  with an  insurance  claims-paying  ability rating of Aaa is adjudged by Moody's to be of the best  quality.  In the opinion of Moody's,  the policy  obligations  of an insurance  company with an insurance claims-paying  ability  rating of Aaa carry the  smallest  degree of credit risk and, while the financial  strength of these companies is likely to change,  such changes  as  can be  visualized  are  most  unlikely  to  impair  the  company's fundamentally strong position. An S&P insurance  claims-paying ability rating is an assessment of an operating  insurance  company's  financial  capacity to meet obligations  under an insurance  policy in accordance with its terms. An insurer with an insurance  claims-paying  ability  rating of AAA has the highest  rating assigned  by S&P.  The  capacity  of an  insurer  so rated  to  honor  insurance contracts is adjudged by S&P to be extremely  strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength ("IFS") rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior  obligations to policyholders  and contract holders on a timely  basis.  Insurers that are assigned an AAA IFS rating by Fitch are viewed as possessing  exceptionally  strong capacity to meet  policyholder and contract obligations.  For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

     An insurance  claims-paying  ability rating by Moody's,  S&P, or Fitch does not  constitute  an opinion on any specific  insurance  contract in that such an opinion can only be rendered upon the review of the specific insurance contract.
Furthermore,  an  insurance  claims-paying  ability  rating  does not take  into account  deductibles,  surrender or cancellation  penalties or the timeliness of payment;  nor does it  address  the  ability  of a  company  to meet  non-policy obligations (i.e., debt contracts).

     The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate  process  from the  determination  of insurance  claims-paying  ability ratings.  The  likelihood  of a timely  flow of funds  from the  insurer  to the trustee for the bondholders is a likely element in the rating  determination for such debt issues.

     As of the date of this Part B, each of AMBAC,  MBIA,  FGIC,  FSA, XLCA, and
CIFG has insurance  claims-paying  ability ratings of Aaa from Moody's, AAA from
S&P, and AAA from Fitch.

     AMBAC has received a letter ruling from the Internal  Revenue Service which holds in effect  that  insurance  proceeds  representing  maturing  interest  on
defaulted   municipal   obligations  paid  by  AMBAC  to  municipal  bond  funds
substantially similar to the Insured Fund, under policy provisions substantially identical to those  contained in its municipal  bond insurance  policy,  will be excludable from federal gross income under Section 103(a) of the Code.

     None of AMBAC, MBIA, FGIC, FSA, XLCA, or CIFG or any associate thereof, has any material business relationship, direct or indirect, with the Funds.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. A list of each Fund's portfolio holdings monthly,  with a 30 day lag, is posted on the Funds' Web site, www.delawareinvestments.com. In addition, on a 10 day lag, we also make  available a  month-end  summary  listing of the number of each Fund's securities,  country and asset  allocations,  and top ten securities and  sectors by  percentage  of  holdings  for each Fund.  This  information  is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

                                       19

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     Each Trust's Board of Trustees will be notified of any  substantial  change to the  foregoing  procedures.  Each Board of Trustees  also  receives an annual report from the Funds'  Chief  Compliance  Officer  which,  among other  things, addresses the operation of the Funds'  procedures  concerning  the disclosure of portfolio holdings information.

                                       20

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

Officers and Trustees
     The business and affairs of the Trusts are managed  under the  direction of their  Boards of  Trustees.  Certain  officers  and  Trustees of the Trusts hold identical  positions in each of the other  Delaware  Investments(R) Funds.  As of
December 5, 2006,  the Trusts'  officers and Trustees  owned less than 1% of the outstanding  shares  of each  Class  of each  Fund.  The  Trusts'  Trustees  and principal  officers  are noted  below  along with their ages and their  business experience  for the past five years.  The Trustees  serve for  indefinite  terms until their resignation, death or removal.

-------------- ------------ -------------- ---------------- ------- -------------
                                                            Number
                                                            of Port-
                                                            folios
                                                            in
                                                            Fund
                                                            Complex  Other
                                                            Over-    Directorships
                                           Principal        seen by  Held by
               Position(s)                 Occupation(s)    Trustee  Trustee/
Name, Address  Held with    Length of      During Past 5    or       Director or
and Birthdate  the Trusts   Time Served    Years            Officer  Officer
-------------- ------------ -------------- ---------------- ------- -------------
Interested Trustee
-------------- ------------ -------------- ---------------- ------- -------------
Patrick P.      Chairman,    Chairman and    Mr. Coyne has     83        None
Coyne(2)        President,     Trustee         served in
2005 Market       Chief      since August       various
Street          Executive      16, 2006        executive
Philadelphia,    Officer                     capacities at
PA 19103       and Trustee    President        different
                              and Chief        times at
April 14, 1963                Executive        Delaware
                               Officer      Investments(1)
                                since
                               August
                               1, 2006
-------------- ------------ -------------- ---------------- ------- -------------
Independent Trustees
--------------- ------------ -------------- ---------------- ------- -------------
Thomas L.         Trustee       1 Year          Private        83        None
Bennett                                       Investor -
2005 Market                                  (March 2004 -
Street                                         Present)
Philadelphia,
PA 19103                                      Investment
                                               Manager -
October 4,                                  Morgan Stanley
1947                                             & Co.
                                             (January 1984
                                             - March 2004)

--------------- ------------ -------------- ---------------- ------- -------------
John A. Fry       Trustee       5 Years       President -      83     Director -
2005 Market                                   Franklin &              Community
Street                                         Marshall                 Health
Philadelphia,                                   College                Systems
PA 19103                                     (June 2002 -
                                               Present)
May 28, 1960
                                            Executive Vice
                                              President -
                                             University of
                                             Pennsylvania
                                             (April 1995 -
                                              June 2002)

--------------- ------------ -------------- ---------------- ------- -------------
Anthony D.        Trustee      13 Years     Founder/Managing   83        None
Knerr                                         Director -
2005 Market                                  Anthony Knerr
Street                                       & Associates
Philadelphia,                                 (Strategic
PA 19103                                      Consulting)
                                                (1990 -
December 7,                                    Present)
  1938

--------------- ------------ -------------- ---------------- ------- -------------
Lucinda S.        Trustee       1 Year           Chief         83        None
Landreth                                       Investment
2005 Market                                     Officer -
Street                                       Assurant, Inc.
Philadelphia,                                 (Insurance)
PA 19103                                     (2002 - 2004)

June 24, 1947
--------------- ------------ -------------- ---------------- ------- -------------

                                       21

-------------- ------------ -------------- ---------------- ------- -------------
                                                            Number
                                                            of Port-
                                                            folios
                                                            in
                                                            Fund
                                                            Complex  Other
                                                            Over-    Directorships
                                           Principal        seen by  Held by
               Position(s)                 Occupation(s)    Trustee  Trustee/
Name, Address  Held with    Length of      During Past 5    or       Director or
and Birthdate  the Trusts   Time Served    Years            Officer  Officer
-------------- ------------ -------------- ---------------- ------- -------------
Ann R. Leven      Trustee      17 Years     Treasurer/Chief    83      Director
2005 Market                                 Fiscal Officer            and Audit
Street                                        -- National             Committee
Philadelphia,                               Gallery of Art           Chairperson
PA 19103                                     (1994 - 1999)                -
                                                                      Andy Warhol
November 1,                                                           Foundation
1940
                                                                       Director
                                                                       and Audit
                                                                       Committee
                                                                       Member -
                                                                       Systemax
                                                                         Inc.

--------------- ------------ -------------- ---------------- ------- -------------
Thomas F.         Trustee      Since May    President/Chief    83     Director -
Madison                          1999          Executive                Banner
2005 Market                                  Officer - MLM              Health
Street                                      Partners, Inc.
Philadelphia,                                   (Small                Director -
PA 19103                                       Business              CenterPoint
                                              Investing &               Energy
February 25,                                  Consulting)
1936                                         (January 1993             Director
                                              - Present)              and Audit
                                                                      Committee
                                                                       Member -
                                                                       Digital
                                                                      River Inc.

                                                                       Director
                                                                      and Audit
                                                                      Committee
                                                                       Member -
                                                                        Rimage
                                                                     Corporation

                                                                    Director -
                                                                       Valmont
                                                                     Industries,
                                                                         Inc.

--------------- ------------ -------------- ---------------- ------- -------------
Janet L.          Trustee       7 Years     Vice President     83        None
Yeomans                                      (January 2003
2005 Market                                   - Present)
Street                                       and Treasurer
Philadelphia,                                (January 2006
PA 19103                                      - Present)
                                            3M Corporation
July 31, 1948
                                              Ms. Yeomans
                                               has held
                                                various
                                              management
                                             positions at
                                            3M Corporation
                                              since 1983.

--------------- ------------ -------------- ---------------- ------- -------------
J. Richard        Trustee       1 Year         Founder -       83      Director
Zecher                                         Investor               and Audit
2005 Market                                    Analytics              Committee
Street                                           (Risk                 Member -
Philadelphia,                                 Management)              Investor
PA 19103                                      (May 1999 -             Analytics
                                               Present)
July 3, 1940                                                           Director
                                                                      and Audit
                                                                      Committee
                                                                       Member -
                                                                       Oxigene,
                                                                         Inc.

--------------- ------------ -------------- ---------------- ------- -------------

                                       22

--------------- ------------ -------------- ---------------- ------- -------------
                                                            Number
                                                            of Port-
                                                            folios
                                                            in
                                                            Fund
                                                            Complex  Other
                                                            Over-    Directorships
                                           Principal        seen by  Held by
               Position(s)                 Occupation(s)    Trustee  Trustee/
Name, Address  Held with    Length of      During Past 5    or       Director or
and Birthdate  the Trusts   Time Served    Years            Officer  Officer
-------------- ------------ -------------- ---------------- ------- -------------
Officers
-------------- ------------ -------------- ---------------- ------- -------------
David F.           Vice          Vice       Mr. Connor has     83      None(3)
Connor          President,     President    served as Vice
2005 Market       Deputy         since       President and
Street            General      September    Deputy General
Philadelphia,     Counsel    21, 2000 and     Counsel at
PA 19103            and        Secretary       Delaware
                 Secretary       since        Investments
December 2,                   October 25,     since 2000
1963                             2005

-------------- ------------ -------------- ---------------- ------- -------------
David P.          Senior      Senior Vice    Mr. O'Connor      83      None(3)
O'Connor           Vice       President,     has served in
2005 Market     President,      General         various
Street            General     Counsel and    executive and
Philadelphia,     Counsel     Chief Legal        legal
PA 19103         and Chief      Officer      capacities at
                   Legal         since         different
February 21,      Officer     October 25,      times at
1966                             2005          Delaware
                                              Investments
-------------- ------------ -------------- ---------------- ------- -------------
John J.           Senior       Treasurer     Mr. O'Connor      83      None(3)
O'Connor           Vice          since       has served in
2005 Market      President   February 17,       various
Street              and          2005          executive
Philadelphia,    Treasurer                   capacities at
PA 19103                                       different
                                               times at
June 16, 1957                                  Delaware
                                              Investments
-------------- ------------ -------------- ---------------- ------- -------------
Richard Salus      Chief         Chief       Mr. Salus has     83      None(3)
2005 Market      Financial     Financial       served in
Street            Officer       Officer         various
Philadelphia,                    since         executive
PA 19103                      November 1,    capacities at
                                 2006          different
October 4,                                     times at
1963                                           Delaware
                                              Investments
--------------- ------------ -------------- ---------------- ------- -------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trusts'  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trusts' Manager.

(3)  Messrs. Connor, David P. O'Connor, John J. O'Connor and Salus also serve in similar  capacities for the six portfolios of the Optimum Fund Trust, which have the same  Manager,  principal  underwriter  and transfer  agent as the
     Trusts.  Mr. John J. O'Connor also serves in a similar capacity for Lincoln
     Variable Insurance Products Trust, which has the same investment manager as the Trusts.

----------------------------------------------------------------------------------

     Following is  additional  information  regarding  investment  professionals affiliated with the Trusts.

--------------- ------------------------- ------------ ---------------------------
Name, Address   Position(s) Held with     Length of    Principal Occupation(s)
and Birthdate   the Funds                 Time Served  During Past 5 Years
--------------- ------------------------- ------------ ---------------------------
Joseph R.             Senior Vice           7 Years       During the past five
Baxter             President/Head of                     years, Mr. Baxter has
2005 Market          Municipal Bond                        served in various
Street                Investments                       capacities at different
Philadelphia,                                              times at Delaware
PA 19103                                                      Investments.

July 31, 1958

--------------- ------------------------- ------------ ---------------------------
Robert F.        Vice President/Senior      2 Years     Prior to June 25, 2004,
Collins            Portfolio Manager                   Mr. Collins had served in
2005 Market                                             various capacities as a
Street                                                  Vice President, Director
Philadelphia,                                           of Portfolio Management
PA 19103                                                    of the Municipal
                                                        Investment Group at PNC
May 26, 1956                                                   Advisors.

--------------- ------------------------- ------------ ---------------------------

                                       23

     The following  table shows each Trustee's  ownership of each Fund's shares, if any, and of all Delaware Investments(R) Funds as of December 31, 2005.

----------------------- ------------------------ -------------------------------
                                                 Aggregate Dollar Range of
                                                 Equity Securities in All
                                                 Registered Investment
                                                 Companies Overseen by Trustee
                        Dollar Range of Equity   in Family of Investment
Name                    Securities in the Funds  Companies
----------------------- ------------------------ -------------------------------
Thomas L. Bennett                None                         None
----------------------- ------------------------ -------------------------------
Patrick P. Coyne                 None                    Over $100,000
----------------------- ------------------------ -------------------------------
John A. Fry(1)                   None                    Over $100,000
----------------------- ------------------------ -------------------------------
Anthony D. Knerr                 None                  $10,001 - $50,000
----------------------- ------------------------ -------------------------------
Lucinda S. Landreth              None                     $1 - $10,000
----------------------- ------------------------ -------------------------------
Ann R. Leven                     None                    Over $100,000
----------------------- ------------------------ -------------------------------
Thomas F. Madison                None                  $10,001 - $50,000
----------------------- ------------------------ -------------------------------
Janet L. Yeomans                 None                 $50,0001 - $100,000
----------------------- ------------------------ -------------------------------
J. Richard Zecher                None                         None
----------------------- ------------------------ -------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  tables describe the aggregate  compensation  received by the
Trustees from each Trust and the total  compensation  received from all Delaware
Investments(R) Funds  for which he or she serves as a Trustee or Director for the fiscal  years  ended July 31, 2006 and August 31, 2006 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for  Trustees/Directors  as of July  31,  2006 and  August  31,  2006.  Only the
Trustees of a Trust who are not "interested  persons" as defined by the 1940 Act
(the "Independent Trustees") receive compensation from the Funds.

----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

                                                                                       Total
                                        Delaware                                     Compensation
                                        Investments                                  from all
                                        Municipal                                       32
                              Voyageur    Trust                                      Investment
                               Inter-   (Formerly                                    Companies(1)
                   Voyageur   mediate    Voyageur    Voyageur   Voyageur   Voyageur     in
                   Insured    Tax Free  Investment    Mutual     Mutual    Tax Free   Delaware
Trustee/Director    Funds      Funds      Trust)      Funds     Funds II     Funds   Investments
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Thomas L.
Bennett             $2,485      $358      $1,146      $2,431     $1,769       $358   $155,833
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
John A. Fry         $2,574      $371      $1,191      $2,512     $2,512     $2,605   $165,738
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Anthony D. Knerr    $2,396      $345      $1,107      $2,338     $2,338     $2,424   $154,257
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Lucinda S.
Landreth            $2,396      $345      $1,107      $2,338     $1,704     $2,424   $149,433
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Ann R. Leven        $2,944      $424      $1,371      $2,872     $2,055     $2,979   $183,567
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Thomas F.
Madison             $2,734      $394      $1,266      $2,673     $1,946     $2,769   $171,250
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Janet L. Yeomans    $2,485      $358      $1,146      $2,431     $1,769     $2,518   $155,833
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
J. Richard
Zecher              $2,444      $352      $1,125      $2,392     $1,739     $2,477   $153,333
----------------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

                                       24

--------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her  retirement  from the  Boards,  has  attained  the age of 70 and served on the Boards for at least five  continuous  years,  is  entitled to
     receive   payments   from  each   investment   company   in  the   Delaware
     Investments(R) Family  for which he or she serves as Trustee/Director  for a period  equal to the lesser of the number of years that such person  served as a Trustee/Director or the remainder of such person's life. The amount of such  payments  will be equal,  on an annual  basis,  to the  amount of the annual  retainer  that  is paid to  Trustees/Directors  of each  investment
     company  at  the  time  of  such  person's   retirement.   If  an  eligible
     Trustee/Director retired as of August 31, 2006, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment  companies in the Delaware  Investments(R) Family  for which  he or she  serves  as a  Trustee/Director,  based on the  number  of investment companies in the Delaware Investments(R) Family as of that date.

(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $84,000  for  serving as a  Trustee/  Director  for all 30 investment companies in the Delaware Investments(R) Family,  plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee,   Nominating   Committee  and  Investments   Committee   receive
     additional  compensation  of  $2,500  for  each  meeting.  Members  of  the
     Corporate  Governance  Committee receive additional  compensation of $1,700 for each meeting. In addition, the chairpersons of the Audit and Nominating and  Corporate  Governance  Committees  each receive an annual  retainer of
     $15,000.   The  chairperson  of  the  Investments   Committee  receives  an
     additional retainer of $10,000. The  Lead/Coordinating  Trustee/Director of
     the  Delaware   Investments(R) Funds  receives  an  additional  retainer  of
     $35,000.

     Each Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held seven meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R) Funds  at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

                                       25

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Funds  by  the  Manager  as  well  as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed  amendments to existing  agreements  and to recommend what action the full Board and the independent  directors/trustees take regarding the approval of all such proposed  arrangements;  and (iii) review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following four Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth,  Jan L. Yeomans; and J. Richard Zecher. The Investments  Committee was
established on October 25, 2006. The  Investments  Committee did not meet during the Trust's last fiscal year.

Code of Ethics
     The  Trusts,   the  Manager,   the   Distributor   and  Lincoln   Financial
Distributors,  Inc. (the Funds' financial intermediary  wholesaler) have adopted
Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940
Act, which govern personal securities  transactions.  Under the Codes of Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Funds have  formally  delegated  to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Funds. One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Funds and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the  Funds,  ISS will  create a record of the vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating to each Fund's portfolio  securities  during the most recently completed 12-month period ended June 30 is available without charge: (i) through the Funds' website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

                                       26

     Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager

     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and direction of each Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R) Funds.  Affiliates  of the Manager  also manage  other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trusts.

     As of September 30, 2006,  the Manager and its affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings,  Inc. ("DMH"). DMH is
an indirect subsidiary, and subject to the ultimate control, of Lincoln National
Corporation   ("Lincoln").   Lincoln,   with   headquarters   in   Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware Investments is the marketing name for DMH and its subsidiaries.

     The Investment Management Agreement for each Fund is dated and was approved by shareholders as follows:

--------------------------------------------------------------------------------
Fund                              Agreement Date       Approved by Shareholders
--------------------------------------------------------------------------------
Tax-Free Arizona Fund            November 1, 1999          November 1, 1999
Tax-Free California Fund         November 1, 1999          November 1, 1999
Tax-Free Colorado Fund           November 1, 1999          November 1, 1999
Tax-Free Florida Insured
  Fund                           October 31, 2005           March 23, 2005
Tax-Free Idaho Fund              November 1, 1999          November 1, 1999
Tax-Free Minnesota Fund          November 1, 1999          November 1, 1999
Tax-Free Minnesota
  Insured Fund                   November 1, 1999          November 1, 1999
Tax-Free Minnesota
  Intermediate Fund              November 1, 1999          November 1, 1999
Minnesota High-Yield
  Fund                           April 1, 1999             March 17, 1999
Tax-Free New York Fund           November 1, 1999          November 1, 1999

                                       27

     Each  Investment  Management  Agreement  has or had an initial  term of two years and may be renewed each year only so long as such renewal and  continuance are specifically  approved at least annually by the respective Board of Trustees or by vote of a majority of the outstanding  voting securities of each Fund, and only if the terms and the renewal  thereof  have been  approved by the vote of a majority of the Trustees of the respective  Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  Each  Investment  Management  Agreement is terminable  without penalty on 60 days' notice by the Trustees of the respective
Trust or by the Manager.  Each  Investment  Management  Agreement will terminate automatically in the event of its assignment.

     Under  each  Fund's  Investment  Management  Agreement,  each Fund pays the
Manager a monthly investment  advisory fee equivalent on an annual basis, to the rates set forth below.

---------------------------------------------------------------------------------
Fund                                  As a percentage of average daily net assets
---------------------------------------------------------------------------------
Tax-Free Arizona Fund                 0.50% on the first $500 million;
Tax-Free Florida Insured Fund         0.475% on the next $500 million;
Tax-Free Minnesota Insured Fund       0.45% on the next $1.5 billion;
Tax-Free Minnesota Intermediate       0.425% on assets in excess of $2.5 billion
  Fund
---------------------------------------------------------------------------------
Tax-Free California Fund              0.55% on the first $500 million;
Tax-Free Colorado Fund                0.50% on the next $500 million;
Tax-Free Idaho Fund                   0.45% on the next $1.5 billion;
Tax-Free Minnesota Fund               0.425% on assets in excess of $2.5 billion
Tax-Free New York Fund
Minnesota High-Yield Fund
---------------------------------------------------------------------------------

     During the past three fiscal years, the Funds paid the following investment management fees:

------------------------------ --------------- ---------------- ----------------
                               Investment      Investment
                               Advisory        Advisory         Fees Waived and
                               Fees Incurred   Fees Paid        Expenses Paid
--------------------------------------------------------------------------------
Tax-Free Arizona Fund
------------------------------ --------------- ---------------- ----------------
               9/1/05-8/31/06      $788,048         $557,200        $230,848
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05      $740,634         $576,427        $164,207
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04      $746,015         $746,015            None
--------------------------------------------------------------------------------
Tax-Free California Fund
-------------------------------------------------------------- -----------------
               9/1/05-8/31/06      $525,902         $436,078         $89,824
-------------------------------------------------------------- -----------------
               9/1/04-8/31/05      $333,974         $198,615        $135,359
-------------------------------------------------------------- -----------------
               9/1/03-8/31/04      $251,894          $41,900        $209,994
--------------------------------------------------------------------------------
Tax-Free Colorado Fund
------------------------------ --------------- ---------------- ----------------
               9/1/05-8/31/06    $1,544,986       $1,515,209         $29,777
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05    $1,616,498       $1,604,064         $12,434
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04    $1,739,691       $1,739,691            None
------------------------------ --------------- ---------------- ----------------
Tax-Free Florida Insured Fund
------------------------------ --------------- ---------------- ----------------
               9/1/05-8/31/06      $517,389         $438,632         $78,757
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05      $496,063         $401,574         $94,489
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04      $497,310         $462,241         $35,069
--------------------------------------------------------------------------------
Tax-Free Idaho Fund
------------------------------ --------------- ---------------- ----------------
               9/1/05-8/31/06      $476,499         $369,235        $107,264
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05      $465,268         $377,761         $87,507
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04      $470,303         $470,303            None
--------------------------------------------------------------------------------
Tax-Free Minnesota Fund
------------------------------ --------------- ---------------- ----------------
               9/1/05-8/31/06    $2,190,839       $2,175,371         $15,468
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05    $2,102,998       $2,055,132         $47,866
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04    $2,051,409       $2,051,409            None
------------------------------ --------------- ---------------- ----------------
Tax-Free Minnesota Insured
  Fund
------------------------------ --------------- ---------------- ----------------
               9/1/05-8/31/06    $1,188,037       $1,159,821         $28,216
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05    $1,259,671       $1,228,812         $30,859
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04    $1,295,636       $1,295,636            None
------------------------------ --------------- ---------------- ----------------
Tax-Free Minnesota
  Intermediate Fund
------------------------------ --------------- ---------------- ----------------
               9/1/05-8/31/06      $285,389         $215,476         $69,913
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05      $326,565         $288,088         $38,477
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04      $332,588         $328,184          $4,404
------------------------------ --------------- ---------------- ----------------
Minnesota High-Yield Fund
------------------------------ --------------- ---------------- ----------------

                                       28

------------------------------ --------------- ---------------- ----------------
                               Investment      Investment
                               Advisory        Advisory         Fees Waived and
                               Fees Incurred   Fees Paid        Expenses Paid
--------------------------------------------------------------------------------
               9/1/05-8/31/06      $555,094         $446,545        $108,549
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05      $411,908         $340,538         $71,370
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04      $348,064         $189,164        $158,900
------------------------------ --------------- ---------------- ----------------
Tax-Free New York Fund
------------------------------ --------------- ---------------- ----------------
               9/1/05-8/31/06       $97,031          $20,137         $76,894
------------------------------ --------------- ---------------- ----------------
               9/1/04-8/31/05       $92,384          $14,969         $77,415
------------------------------ --------------- ---------------- ----------------
               9/1/03-8/31/04       $95,935           $5,879         $90,056
------------------------------ --------------- ---------------- ----------------

                                       29

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreements, the
Funds are responsible for all of their own expenses. Among others, these include the investment  management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094, serves as the national distributor of each
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell  shares of the  Funds.  See the  Prospectus  for  information  on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting  the  Distributor  or the  Trusts.  The  Distributor  also  serves as national  distributor for the other Delaware  Investments(R) Funds.  The Board of
Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after re-allowances to dealers, as follows:

-------------------------------- --------------------------------------------
                                           Total Underwriting Commissions
                                 --------------------------------------------
                                           Fiscal year ended 8/31
                                 --------------------------------------------
Fund                                2006           2005           2004
-------------------------------- -------------- -------------- --------------
Tax-Free Arizona Fund               $154,477       $176,588       $165,589
-------------------------------- -------------- -------------- --------------
Tax-Free California Fund            $159,688       $188,116        $97,078
-------------------------------- -------------- -------------- --------------
Tax-Free Colorado Fund              $195,843       $206,829       $226,129
-------------------------------- -------------- -------------- --------------
Tax-Free Florida Insured Fund       $120,732       $105,454        $76,924
-------------------------------- -------------- -------------- --------------
Tax-Free Idaho Fund                 $130,798       $217,332       $270,138
-------------------------------- -------------- -------------- --------------
Tax-Free Minnesota Fund             $448,563       $403,224       $394,512
-------------------------------- -------------- -------------- --------------
Tax-Free Minnesota Insured Fund     $193,174       $293,697       $239,843
-------------------------------- -------------- -------------- --------------
Tax-Free Minnesota Intermediate
   Fund                              $34,022        $57,990        $88,918
-------------------------------- -------------- -------------- --------------
Minnesota High-Yield Fund           $508,418       $390,418       $225,166
-------------------------------- -------------- -------------- --------------
Tax-Free New York Fund               $44,614        $34,648        $10,081
-------------------------------- -------------- -------------- --------------

-------------------------------- --------------------------------------------
                                             Underwriting Commissions
                                             Retained by Underwriter
                                 --------------------------------------------
                                           Fiscal year ended 8/31
                                 --------------------------------------------
Fund                                2006           2005           2004
-------------------------------- -------------- -------------- --------------
Tax-Free Arizona Fund                $23,782        $25,278        $23,312
-------------------------------- -------------- -------------- --------------
Tax-Free California Fund             $23,707        $27,000        $13,959
-------------------------------- -------------- -------------- --------------
Tax-Free Colorado Fund               $29,163        $29,656        $30,881
-------------------------------- -------------- -------------- --------------
Tax-Free Florida Insured Fund        $18,631        $14,945        $10,391
-------------------------------- -------------- -------------- --------------
Tax-Free Idaho Fund                  $17,690        $31,094        $35,034
-------------------------------- -------------- -------------- --------------
Tax-Free Minnesota Fund              $65,336        $49,430        $67,149
-------------------------------- -------------- -------------- --------------
Tax-Free Minnesota Insured Fund      $27,780        $43,079        $38,071
-------------------------------- -------------- -------------- --------------
Tax-Free Minnesota Intermediate
   Fund                               $4,745        $10,132        $17,079
-------------------------------- -------------- -------------- --------------
Minnesota High-Yield Fund            $70,869        $57,908        $34,085
-------------------------------- -------------- -------------- --------------
Tax-Free New York Fund                $5,568         $4,682         $1,240
-------------------------------- -------------- -------------- --------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  Limited CDSC payments with respect to Class A Shares of the Funds as follows:

--------------------------------------------------------------------------------
                              Limited CDSC Payments
--------------------------------------------------------------------------------
                                 Class A Shares
-------------------------------- -----------------------------------------------
Fund                                               Fiscal year ended 8/31
-------------------------------- --------------- -------------- --------------
                                        2006            2005         2004
-------------------------------- --------------- -------------- --------------
Tax-Free Arizona Fund                   $254             ---         ---
-------------------------------- --------------- -------------- --------------
Tax-Free California Fund                $115             ---         ---
-------------------------------- --------------- -------------- --------------
Tax-Free Colorado Fund                   ---             ---         ---
-------------------------------- --------------- -------------- --------------
Tax-Free Florida Insured Fund            $46             ---         ---
-------------------------------- --------------- -------------- --------------
Tax-Free Idaho Fund                  $10,600             ---         ---
-------------------------------- --------------- -------------- --------------
Tax-Free Minnesota Fund                 $637             ---         ---
-------------------------------- --------------- -------------- --------------
Tax-Free Minnesota Insured Fund         $280             ---         ---
-------------------------------- --------------- -------------- --------------
Tax-Free Minnesota Intermediate
   Fund                               $5,522             ---         ---
-------------------------------- --------------- -------------- --------------
Minnesota High-Yield Fund             $9,896             ---         ---
-------------------------------- --------------- -------------- --------------
Tax-Free New York Fund                   ---             ---         ---
-------------------------------- --------------- -------------- --------------

                                       30

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class B Shares of each Fund as follows:

--------------------------------------------------------------------------------
                                     CDSC Payments
--------------------------------------------------------------------------------
                                    Class B Shares
-------------------------------- -----------------------------------------------
Fund                                                  Fiscal year ended 8/31
-------------------------------- ---------------- ------------- ---------------
                                        2006            2005           2004
-------------------------------- ---------------- ------------- ---------------
Tax-Free Arizona Fund                $13,849         $23,885        $40,856
-------------------------------- ---------------- ------------- ---------------
Tax-Free California Fund             $15,636         $38,613        $32,523
-------------------------------- ---------------- ------------- ---------------
Tax-Free Colorado Fund                $5,460         $10,372        $15,634
-------------------------------- ---------------- ------------- ---------------
Tax-Free Florida Insured Fund         $3,271          $4,959        $29,747
-------------------------------- ---------------- ------------- ---------------
Tax-Free Idaho Fund                  $15,695         $16,212        $29,621
-------------------------------- ---------------- ------------- ---------------
Tax-Free Minnesota Fund               $7,493         $14,895        $20,365
-------------------------------- ---------------- ------------- ---------------
Tax-Free Minnesota Insured Fund      $13,148         $22,148        $18,953
-------------------------------- ---------------- ------------- ---------------
Tax-Free Minnesota Intermediate
  Fund                                $1,866          $2,206         $6,451
-------------------------------- ---------------- ------------- ---------------
Minnesota High-Yield Fund            $11,279         $14,176         $7,867
-------------------------------- ---------------- ------------- ---------------
Tax-Free New York Fund                 1,204          $7,044        $10,900
-------------------------------- ---------------- ------------- ---------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C Shares of each Fund as follows:

--------------------------------------------------------------------------------
                                     CDSC Payments
--------------------------------------------------------------------------------
                                    Class C Shares
-------------------------------- -----------------------------------------------
Fund                                                Fiscal year ended 8/31
-------------------------------- ---------------- ------------- ---------------
                                        2006            2005           2004
-------------------------------- ---------------- ------------- ---------------
Tax-Free Arizona Fund                   $495            $860         $1,769
-------------------------------- ---------------- ------------- ---------------
Tax-Free California Fund                $985          $2,579         $3,006
-------------------------------- ---------------- ------------- ---------------
Tax-Free Colorado Fund                $1,241             $19         $1,459
-------------------------------- ---------------- ------------- ---------------
Tax-Free Florida Insured Fund           $509          $3,159           $235
-------------------------------- ---------------- ------------- ---------------
Tax-Free Idaho Fund                   $1,827          $4,965         $6,574
-------------------------------- ---------------- ------------- ---------------
Tax-Free Minnesota Fund               $6,806          $1,070           $885
-------------------------------- ---------------- ------------- ---------------
Tax-Free Minnesota Insured Fund       $2,045          $3,222         $1,926
-------------------------------- ---------------- ------------- ---------------
Tax-Free Minnesota Intermediate
  Fund                                $1,172            $573             $4
-------------------------------- ---------------- ------------- ---------------
Minnesota High-Yield Fund             $8,077          $1,121         $2,178
-------------------------------- ---------------- ------------- ---------------
Tax-Free New York Fund                  $130             $74           $336
-------------------------------- ---------------- ------------- ---------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Funds'  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary Agreement") with the Distributor effective as of January
1, 2006. LFD is primarily  responsible for promoting the sale of the Fund shares through  broker/dealers,  financial advisors and other financial  intermediaries
(collectively,  "Financial  Intermediaries").  The address of LFD is 2001 Market
Street, Philadelphia, PA 19103-7055.  Effective January 1, 2007, the Distributor
shall pay LFD for the actual  expenses  incurred by LFD in performing its duties under the Financial  Intermediary  Agreement as determined by the  Distributor's
monthly  review  of  information   retrieved  from  Lincoln   Financial  Group's
applicable expense management system.  Based on this review, the Distributor may request  that LFD provide  additional  information  describing  its  expenses in detail reasonably acceptable to the Distributor. Additionally, the parties shall agree from time to time to a  mechanism  to  monitor  LFD's  expenses.  The fees associated  with  LFD's  services  to the  Funds are  borne  exclusively  by the
Distributor and not by the Funds.

                                       31

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Funds' shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing  and  transfer  agent for  other  Delaware  Investments(R) Funds.  The
Transfer  Agent  is  paid  a fee by  the  Funds  for  providing  these  services consisting  of an annual per  account  charge of $22.85 for each open and closed account  on its  records  and  each  account  held  on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by each Fund's Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing  all  functions  related to  calculating  the Funds' net asset  value
("NAV") and providing all financial  reporting services,  regulatory  compliance testing  and other  related  accounting  services.  For its  services,  Delaware
Services  Company,  Inc.  is paid a fee  based  on  total  assets  of all of the
Delaware  Investments(R) Funds  for which it provides such  accounting  services.
Such fee is equal to 0.04%  multiplied  by the  total  amount  of  assets in the complex for which Delaware Services Company, Inc. furnishes accounting services.
The fees are charged to each Fund and the other Delaware  Investments(R) Funds on an aggregate pro rata basis.

Custodian
     Mellon Bank, N.A. ("Mellon"),  One Mellon Center,  Pittsburgh, PA 15285, is
custodian of each Fund's securities and cash. As custodian for the Funds, Mellon maintains a separate  account or  accounts  for each Fund,  receives,  holds and releases  portfolio  securities on account of each Fund,  receives and disburses money on behalf  of each  Fund,  and  collects  and  receives  income  and other payments and distributions on account of each Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Funds' legal counsel.

                                       32

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the  portfolio  managers are  primarily  responsible  as of August 31,
2006.

--------------------------------- --------- ------------- --------------- ----------------
                                                               No. of      Total Assets in
                                                           Accounts with    Accounts with
                                   No. of    Total Assets   Performance-     Performance-
Name                               Accounts     Managed      Based Fees       Based Fees
--------------------------------- --------- ------------- --------------- ----------------
Joseph R. Baxter
--------------------------------- --------- ------------- --------------- ----------------
Registered Investment Companies      19     $3.6 billion        --              --
--------------------------------- --------- ------------- --------------- ----------------
Other Pooled Investment Vehicles     --          --             --              --
--------------------------------- --------- ------------- --------------- ----------------
Other Accounts                       28     $1.46 billion       --              --
--------------------------------- --------- ------------- --------------- ----------------
Robert F. Collins
--------------------------------- --------- ------------- --------------- ----------------
Registered Investment Companies      19     $3.6 billion        --              --
--------------------------------- --------- ------------- --------------- ----------------
Other Pooled Investment Vehicles     --          --             --              --
--------------------------------- --------- ------------- --------------- ----------------
Other Accounts                       28     $1.46 billion       --              --
--------------------------------- --------- ------------- --------------- ----------------

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

                                       33

     Bonus.  Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative  and qualitative  factors.  There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments  is first  determined  by  mathematical  equation  based on all  assets managed (including investment companies,  insurance product-related accounts and other separate  accounts),  management fees and related expenses (including fund waiver  expenses) for registered  investment  companies,  pooled  vehicles,  and managed  separate  accounts.  Generally,  80% of  the  bonus  is  quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus
is  quantitatively   determined.  For  investment  companies,  each  manager  is compensated  according  the Fund's  Lipper  peer group  percentile  ranking on a one-year and three-year basis,  equally weighted.  For managed separate accounts the portfolio  managers are  compensated  according to the composite  percentile ranking against the Frank Russell and Callan Associates  databases on a one-year and three-year basis, with three-year  performance more heavily weighted.  There is no objective  award for a fund that falls below the 50th  percentile over the three-year  period.  There is a sliding scale for investment  companies that are ranked  above the 50th  percentile.  The  remaining  20% portion of the bonus is discretionary  as  determined  by Delaware  Investments  and takes into  account subjective and objective factors, as determined by senior management.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of August 31, 2006, the Funds' portfolio  managers did not own shares of any Fund.

                                       34

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will  provide  best  execution  for the  Funds.  Best  execution  refers to many factors,  including  the price paid or received for a security,  the  commission charged,  the promptness and reliability of execution,  the  confidentiality and placement  accorded the order and other factors  affecting  the overall  benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy  securities  directly from the dealer or sell them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share  transaction  cost when the transaction  presents no difficulty.
Trades  generally  are made on a net basis where a Fund either buys or sells the securities  directly from or to a broker,  dealer or bank.  In these  instances, there is no direct  commission  charged  but there is a spread  (the  difference between the ask and bid price) which is the equivalent of a commission.

     During the fiscal years ended August 31, 2004,  2005 and 2006, no brokerage commissions were paid by the Funds.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Funds' Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers who provide daily portfolio pricing services to each
Fund and to  other  Delaware  Investments(R) Funds.  Subject  to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended August 31,  2006,  the Funds did not engage in any  portfolio  transactions  resulting  in  brokerage  commissions  directed to brokers for brokerage and research services.

     As of August  31,  2006,  the Funds  did not hold any  securities  of their regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.

                                       35

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and each Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     Each Trust  currently has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with each Trust's registration statement (as amended), governing instruments and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights.  All shares of a Fund represent an undivided  proportionate  interest in the assets of such Fund. As a general  matter,  shareholders of Fund Classes may vote only on  matters  affecting  their  respective  Class,  including  the Fund
Classes'  Rule 12b-1  Plans that  relate to the Class of shares  that they hold.
However,  each  Fund's  Class B Shares  may  vote on any  proposal  to  increase materially  the fees to be paid by such Fund under the Rule 12b-1 Plan  relating to its Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses  of each Fund will be  allocated  on a  pro-rata  basis to the  classes according to asset size,  except that  expenses of the Fund  Classes' Rule 12b-1
Plans will be allocated solely to those classes.

Non-cumulative Voting
     Each Trust's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of such Trust  voting for the election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting  the  Distributor or the  applicable  Trust.  Each Trust reserves the right to suspend sales of Fund shares,  and reject any order for the purchase of
Fund shares if in the opinion of management such rejection is in the Fund's best interest. The minimum initial investment generally is $1,000 for Class A Shares,
Class B  Shares  and  Class  C  Shares.  Subsequent  purchases  of such  Classes generally must be at least $100. The initial and subsequent  investment minimums for Class A Shares  will be waived  for  purchases  by  officers,  Trustees  and employees  of  any  Delaware  Investments(R) Fund,  the  Manager  or  any  of the
Manager's  affiliates if the purchases are made pursuant to a payroll  deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform
Transfers  to Minors Act and shares  purchased in  connection  with an Automatic
Investing Plan are subject to a minimum  initial  purchase of $250 and a minimum subsequent purchase of $25.

                                       36

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of $100,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers have the  responsibility  of transmitting  orders promptly.
Each Fund  reserves the right to reject any order for the purchase of its shares if in the opinion of management  such rejection is in such Fund's best interest.
If a purchase  is  canceled  because  your  check is  returned  unpaid,  you are responsible for any loss incurred. A Fund can redeem shares from your account(s)
to reimburse  itself for any loss, and you may be restricted  from making future purchases in any Delaware  Investments(R) Funds. Each Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on accounts that, as a result of redemption,  have remained below  the  minimum  stated  account  balance  for a  period  of  three  or more
consecutive  months.   Holders  of  such  accounts  may  be  notified  of  their
insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any Delaware  Investments(R) Fund.  Each Fund  reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

                                       37

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates  were previously  issued for Class A Shares of the Funds.  However, purchases  not  involving  the  issuance of  certificates  are  confirmed to the investor and credited to the  shareholder's  account on the books  maintained by the Transfer  Agent.  The investor  will have the same rights of ownership  with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain  limited  circumstances  that are approved  by an  appropriate  officer of the Funds.  No charge is  assessed by a
Trust for any certificate  issued.  The Funds do not intend to issue replacement certificates  for  lost  or  stolen  certificates,  except  in  certain  limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions,  including the cost of obtaining a bond  covering the lost or stolen  certificate.  Please  contact the  applicable
Trust for further information.  Investors who hold certificates representing any of their shares may only redeem those shares by written request.  The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares of each Fund,  or to purchase  either Class B or Class C Shares and have the entire initial  purchase  amount invested in each
Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of  purchase,  and Class C Shares are  subject to a CDSC if the shares are redeemed  within 12 months of purchase.  Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the  respective  Class.  Class B Shares  will  automatically convert to Class A Shares at the end of approximately eight years after purchase and,  thereafter,  be subject to annual  Rule  12b-1  Plan  expenses  of up to a maximum of 0.25% of  average  daily net assets of such  shares.  Unlike  Class B
Shares, Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  Classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption.  Financial  advisors may receive different  compensation for selling
Class A Shares,  Class B Shares and Class C Shares.  Investors should understand that the purpose and function of the  respective  Rule 12b-1 Plans and the CDSCs applicable  to Class B Shares  and  Class C Shares  are the same as those of the
12b-1 Plan and the front-end  sales charge  applicable to Class A Shares in that such fees and  charges are used to finance the  distribution  of the  respective
Classes. See "Plans under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares, Class B and Class C Shares will be calculated in the same manner,  at the same time and on the same day and will be in the same  amount,  except  that the  amount of Rule  12b-1  Plan  expenses relating  to Class A Shares,  Class B Shares  and  Class C Shares  will be borne exclusively by such shares. See "Determining Offering Price and Net Asset Value"
below.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectus,  and may  include a series of  purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

                                       38

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  In  addition,  certain  dealers who enter into an  agreement to provide extra training and information on Delaware Investments products and services and who increase  sales of Delaware  Investments(R)  Funds may receive an additional commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As  described in the Fund  Classes'  Prospectus,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of the  applicable  Fund.  Financial  advisors also may be eligible for a dealer's  commission in connection with certain purchases made under a Letter of
Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor  concerning the  applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own  assets  in an  amount  equal to no more  than  4.00% of the  dollar  amount purchased.  In addition,  from time to time,  upon written  notice to all of its dealers,  the  Distributor  may hold special  promotions  for specified  periods during  which the  Distributor  may pay  additional  compensation  to dealers or brokers for selling Class B Shares at the time of purchase.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

                                       39

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that fund (or,  in the case of
Delaware Cash Reserve, the Consultant Class) pro-rata with Class B Shares of the fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal  income tax  purposes.  Shareholders  should  consult with their tax  advisors  regarding  the state  and  local  tax  consequences  of the conversion  of Class B shares into Class A shares,  or any other  conversion  or exchange of shares.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1
     Pursuant  to Rule 12b-1  under the 1940 Act,  each Trust has adopted a plan for each of the Fund Classes (the "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses  involved in the marketing of only the class of shares to which the Plan applies.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In  addition,  each Fund may make  payments  out of the  assets of the Fund
Classes'  Shares  directly to other  unaffiliated  parties,  such as banks,  who either aid in the distribution of shares, or provide services to, such classes.

                                       40

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms which receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by each  Trust's  Board  of  Trustees,  including  a  majority  of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by each  Trust's  Board of  Trustees  in the same  manner as specified above.

     Each  year,   each  Trust's  Board  of  Trustees  must  determine   whether
continuation  of the Plans is in the best interest of  shareholders  of the Fund
Classes  and that there is a  reasonable  likelihood  of each Plan  providing  a benefit to its respective Fund Class. The Plans and the Distribution Agreements,
as amended,  may be terminated  with respect to a Fund Class at any time without penalty by a majority  of  Independent  Trustees  who have no direct or indirect financial  interest  in the  Plans  and  the  Distribution  Agreements,  or by a
majority vote of the relevant Fund Class'  outstanding  voting  securities.  Any amendment  materially  increasing  the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class'  outstanding voting  securities,  as well as by a majority vote of  Independent  Trustees who have no direct  or  indirect  financial  interest  in the Plans or  Distribution
Agreements.  With respect to the Funds' Class A Plans, any material  increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Funds' respective Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect  financial  interest  in  the  Plans  or  Distribution  Agreements.  In addition,  in order  for the  Plans  to  remain  effective,  the  selection  and nomination  of  Independent  Trustees  must be effected by the  Trustees who are
Independent  Trustees and who have no direct or indirect  financial  interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans  must  provide  written  reports at least  quarterly  to each Board of
Trustees for their review.

                                       41

     For the fiscal year ended August 31, 2006,  Rule 12b-1 Plan  payments  from the Fund  Classes of each Fund are shown  below.  Such amounts were used for the following purposes:

-----------------------------------------------------------------------
                              Annual/                          Interest
                               Semi                 Broker    on Broker
                      Adver-  -annual     Broker     Sales        Sales
                      tising  Reports     Trails    Charges     Charges
-----------------------------------------------------------------------
Tax-Free Arizona Fund
-----------------------------------------------------------------------
Class A                   --   $1,014   $307,119         --          --
-----------------------------------------------------------------------
Class B                 $353     $306    $43,672   $104,927      $4,259
-----------------------------------------------------------------------
Class C                   --     $888    $77,443     $4,152      $4,860
-----------------------------------------------------------------------
Tax-Free California
  Fund
-----------------------------------------------------------------------
Class A                   --     $290   $168,590         --          --
-----------------------------------------------------------------------
Class B                   --     $153    $40,643   $106,384      $4,469
-----------------------------------------------------------------------
Class C                   $4       --    $77,314    $41,910      $3,374
-----------------------------------------------------------------------
Tax-Free Colorado
  Fund
-----------------------------------------------------------------------
Class A                   --   $1,741   $553,429         --          --
-----------------------------------------------------------------------
Class B                   --     $118    $22,941    $61,186      $3,587
-----------------------------------------------------------------------
Class C                   --      $94    $75,865    $18,208      $2,952
-----------------------------------------------------------------------
Tax-Free Florida
  Insured Fund
-----------------------------------------------------------------------
Class A                   --   $1,694   $209,690         --          --
-----------------------------------------------------------------------
Class B                   --     $272    $12,097    $25,705      $1,065
-----------------------------------------------------------------------
Class C                   --      $87    $29,059     $5,581      $1,624
-----------------------------------------------------------------------
Tax-Free Idaho Fund
-----------------------------------------------------------------------
Class A                   --     $514   $154,292         --          --
-----------------------------------------------------------------------
Class B                 $207     $306    $23,422    $64,526        $579
-----------------------------------------------------------------------
Class C                 $162       --   $126,370    $28,864      $1,939
-----------------------------------------------------------------------
Tax-Free Minnesota
  Fund
-----------------------------------------------------------------------
Class A                   --   $1,807   $875,496         --          --
-----------------------------------------------------------------------
Class B                   --     $127    $30,457    $76,438      $6,912
-----------------------------------------------------------------------
Class C                   --      $96   $108,922    $42,575      $2,735
-----------------------------------------------------------------------
Tax-Free Minnesota
  Insured Fund
-----------------------------------------------------------------------
Class A                   --   $1,165   $524,369         --          --
-----------------------------------------------------------------------
Class B                   --   $2,320    $27,564    $69,470      $5,756
-----------------------------------------------------------------------
Class C                   --     $101   $110,960    $15,992      $3,488
-----------------------------------------------------------------------
Tax-Free Minnesota
  Intermediate Fund
-----------------------------------------------------------------------
Class A                   --     $218    $73,382         --          --
-----------------------------------------------------------------------
Class B                   --     $206     $3,443    $12,541        $437
-----------------------------------------------------------------------
Class C                   --      $91    $51,669     $2,880      $2,322
-----------------------------------------------------------------------
Minnesota High-Yield
  Fund
-----------------------------------------------------------------------
Class A                   --     $289   $179,297         --          --
-----------------------------------------------------------------------
Class B                   --     $117    $24,940    $62,208      $8,383
-----------------------------------------------------------------------
Class C                 $228       --   $114,513    $74,089      $2,301
-----------------------------------------------------------------------
Tax-Free New York
  Fund
-----------------------------------------------------------------------
Class A                   --     $355    $28,312         --          --
-----------------------------------------------------------------------
Class B                   --     $239     $7,798    $12,707      $1,327
-----------------------------------------------------------------------
Class C                   --       --     $5,442     $5,876      $1,721
-----------------------------------------------------------------------

-------------------------------------------------------------------------------
                         Salary &
                       Commission      Promo     Pro-       Whole-
                        to Whole-     tional    spectus      saler
                          salers       Other   Printing    Expenses    Total
-------------------------------------------------------------------------------
Tax-Free Arizona Fund
-------------------------------------------------------------------------------
Class A                        --     $1,496     $5,520     $10,560   $325,709
-------------------------------------------------------------------------------
Class B                    $6,433     $3,821       $743      $7,685   $172,199
-------------------------------------------------------------------------------
Class C                        --         $6         $5        $951    $88,305
-------------------------------------------------------------------------------
Tax-Free California
  Fund
-------------------------------------------------------------------------------
Class A                      $844       $313       $997        $202   $171,236
-------------------------------------------------------------------------------
Class B                        --       $277       $209      $4,055   $156,190
-------------------------------------------------------------------------------
Class C                        --         --         --          --   $122,602
-------------------------------------------------------------------------------
Tax-Free Colorado
  Fund
-------------------------------------------------------------------------------
Class A                        --     $7,789    $13,267     $73,370   $649,596
-------------------------------------------------------------------------------
Class B                        --       $114        $38      $1,336    $89,320
-------------------------------------------------------------------------------
Class C                        --        $23        $83      $1,944    $99,169
-------------------------------------------------------------------------------
Tax-Free Florida
  Insured Fund
-------------------------------------------------------------------------------
Class A                        --     $2,666     $1,510     $65,639   $281,199
-------------------------------------------------------------------------------
Class B                        --       $145     $1,094      $5,999    $46,377
-------------------------------------------------------------------------------
Class C                        --         $3        $47      $1,096    $37,497
-------------------------------------------------------------------------------
Tax-Free Idaho Fund
-------------------------------------------------------------------------------
Class A                      $510       $662       $888      $1,156   $158,022
-------------------------------------------------------------------------------
Class B                    $1,628        $76         $9        $909    $91,662
-------------------------------------------------------------------------------
Class C                        --       $204       $110        $133   $157,782
-------------------------------------------------------------------------------
Tax-Free Minnesota
  Fund
-------------------------------------------------------------------------------
Class A                        --     $9,985    $10,661     $33,731   $931,680
-------------------------------------------------------------------------------
Class B                        --       $141        $13      $4,725   $118,813
-------------------------------------------------------------------------------
Class C                        --        $78       $194      $4,162   $158,762
-------------------------------------------------------------------------------
Tax-Free Minnesota
  Insured Fund
-------------------------------------------------------------------------------
Class A                    $1,241     $2,085     $3,779      $1,039   $533,678
-------------------------------------------------------------------------------
Class B                        --       $132        $14      $3,028   $108,284
-------------------------------------------------------------------------------
Class C                        --        $46        $35      $3,334   $133,956
-------------------------------------------------------------------------------
Tax-Free Minnesota
  Intermediate Fund
-------------------------------------------------------------------------------
Class A                      $221       $233       $143        $272    $74,469
-------------------------------------------------------------------------------
Class B                        --        $83       $134        $716    $17,560
-------------------------------------------------------------------------------
Class C                        --        $11        $83        $567    $57,623
-------------------------------------------------------------------------------
Minnesota High-Yield
  Fund
-------------------------------------------------------------------------------
Class A                      $763         --       $264      $8,403   $189,016
-------------------------------------------------------------------------------
Class B                        --       $151        $34      $5,948   $101,781
-------------------------------------------------------------------------------
Class C                        --         --         --          --   $191,131
-------------------------------------------------------------------------------
Tax-Free New York
  Fund
-------------------------------------------------------------------------------
Class A                      $116       $467       $721      $3,949    $33,920
-------------------------------------------------------------------------------
Class B                        --       $711       $150      $5,802    $28,734
-------------------------------------------------------------------------------
Class C                        --         $6         --        $110    $13,155
-------------------------------------------------------------------------------

Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares

     The Distributor, LFD and their affiliates may pay compensation at their own expense  and not as an expense  of the  Funds,  to  affiliated  or  unaffiliated brokers, dealers or other financial intermediaries ("Financial  Intermediaries")
in  connection  with the sale or  retention  of Fund shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing and educational support and ticket charges. Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds and/or some or all other Delaware  Investments(R) Funds), amount of assets invested by the Financial  Intermediary's customers (which could include current or aged  assets of the Funds  and/or some or all other  Delaware  Investments(R)
Funds),  the Funds'  advisory  fees,  some other  agreed upon  amount,  or other measures as determined from time to time by the Distributor.

                                       42

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds' Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features -- Class A Shares
     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  Until  January 1, 2007, a letter of intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is  signed;  effective  January  1,  2007,  the  Funds  will  no  longer  accept retroactive letters of intention.  The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge  otherwise  applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of  Intention) of all their shares of the Funds and of any class of any of the other Delaware  Investments(R)  Funds previously  purchased and still held as of the date of their Letter of Intention  toward the  completion of such
Letter,  except as described below.  Those purchasers cannot include shares that did not carry a  front-end  sales  charge,  CDSC or  Limited  CDSC,  unless  the
purchaser   acquired   those  shares   through  an  exchange   from  a  Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.  For purposes of  satisfying an  investor's  obligation  under a Letter of
Intention,  Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments(R) Funds which offer such shares may be aggregated with Class A Shares of the Funds and the  corresponding  class of shares of the other Delaware Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other  Delaware  Investments(R)  Funds which  offer  corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

                                       43

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares and Class C Shares,  as
well as shares of any other  class of any of the other  Delaware  Investments(R)
Funds which offer such classes  (except  shares of any  Delaware  Investments(R)
Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example,  any such  purchaser has  previously  purchased and still holds Class A
Shares of a Fund  and/or  shares of any other of the  classes  described  in the previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering  price of additional  shares of Class A Shares of the Fund,  the charge applicable to the $10,000  purchase would currently be 4.75%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price that would  have been in effect  had the shares  been  purchased simultaneously with the current purchase. Investors should refer to the table of sales  charges for Class A Shares in the Fund  Classes'  Prospectus to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares  of the  Funds  who  redeem  such  shares  have one year from the date of redemption  to  reinvest  all or part of their  redemption  proceeds in the same
Class  of the  Funds  or in  the  same  Class  of  any  of  the  other  Delaware
Investments(R)  Funds. In the case of Class A Shares,  the reinvestment will not be  assessed a  front-end  sales  charge and in the case of Class B Shares,  the amount of the CDSC  previously  charged on the redemption  will be reimbursed by the Distributor.  The reinvestment will be subject to applicable eligibility and minimum  purchase  requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the  redemption  of the shares  triggered  the payment of a Limited  CDSC.
Persons investing  redemption  proceeds from direct  investments in the Delaware
Investments(R)  Funds, offered without a front-end sales charge will be required to pay  the  applicable  sales  charge  when  purchasing  Class  A  Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. A confirmation of each dividend payment from net investment  income and of distributions  from  realized  securities  profits,  if any,  will be  mailed to shareholders in the first quarter of the next fiscal year.

                                       44

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent  purchase  requirements  set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares and Class C Shares at the NAV, at the end of the day of receipt.  A reinvestment plan may be  terminated  at any time.  This plan  does not  assure a profit  nor protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares.  Dividends  from Class B Shares may only be directed to other Class B Shares and  dividends  from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectus.  See  "Redemption  and Exchange" below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares,  Class B Shares or Class C Shares,  through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security,  veterans'  pension or compensation  benefits,  federal salaries,  Railroad Retirement benefits,  private payroll checks, dividends, and disability or pension fund  benefits.  It also  eliminates the  possibility  and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

                                       45

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectus.  The  investment  will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800-523-1918 if you have any questions regarding this service.

                                       46

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares  and Class C Shares  are  effected  at the NAV per share  next calculated after receipt of the order by the Funds, their agent or certain other authorized  persons.  See  "Distributor"  under  "Investment  Advisor  and Other
Service  Providers"  above.  Selling dealers are  responsible  for  transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining  each  Fund's  total net  assets,  U.S.  government  and other  debt securities  are  valued  at the mean  between  the last  reported  bid and asked prices.  Options are valued at the last reported sales price or, if no sales are reported,  at the mean  between  bid and asked  prices.  Short-term  investments having  remaining  maturities  of 60 days or less are valued at amortized  cost, which approximates market value.  Non-exchange traded options are valued at fair value using a mathematical  model.  For all other  securities and for securities whose closing prices are not readily  available,  we use methods approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, while the Fund  Classes  will bear the Rule 12b-1 Plan  expenses  payable  under their  respective  Plans.  Due to the specific  distribution  expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business  day. See the Funds'  Prospectus.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions  from retirement plan accounts,  a Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B and Class C Shares, and, if applicable,  the Limited CDSC in the case of
Class A Shares and tender to the shareholder the requested amount,  assuming the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

                                       47

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.  Exchange instructions  and  redemption  requests  must be signed by the  record  owner(s)
exactly  as the  shares  are  registered.  You may  request a  redemption  or an exchange by calling the  Shareholder  Service Center at 800 523-1918.  Each Fund
may suspend,  terminate,  or amend the terms of the exchange  privilege  upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's  investments  is subject to changing  market  prices.
Thus,  a  shareholder  reselling  shares to a Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

                                       48

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Fund Classes'  Prospectus.  Except for the  applicable  CDSC or
Limited CDSC and, with respect to the expedited  payment by wire described below for which,  in the case of the Fund  Classes,  there may be a bank wiring  cost, neither  the  Funds  nor  the  Distributor  charge  a  fee  for  redemptions  or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as described  in this Part B. In an exchange of Class B Shares,  a Fund's
CDSC  schedule may be higher than the CDSC  schedule  relating to the New Shares acquired as a result of the  exchange.  For purposes of computing  the CDSC that may be payable upon a disposition of the New Shares,  the period of time that an investor  held  the  Original  Shares  is added to the  period  of time  that an investor  held the New Shares.  With  respect to Class B Shares,  the  automatic conversion  schedule of the  Original  Shares may be longer than that of the New
Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund's Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the  Funds or of any other  Delaware  Investments(R)
Fund.  Holders of Class B Shares of a Fund are permitted to exchange all or part
of  their  Class  B  Shares   only  into  Class  B  Shares  of  other   Delaware
Investments(R)  Fund.  Similarly,  holders  of Class C Shares  of the  Funds are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares of any other Delaware  Investments(R)  Fund. Class B Shares of a Fund and
Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from which the exchange is made.  The holding period of Class B Shares of a
Fund  acquired  by  exchange  will be  added  to that of the  shares  that  were exchanged for purposes of determining the time of the automatic  conversion into
Class A  Shares  of the  Funds.  Holders  of  Class R Shares  of the  Funds  are
permitted  to  exchange  all or part of their  Class R Shares  only into Class R
Shares of other  Delaware  Investments(R)  Funds  or, if Class R Shares  are not
available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

                                       49

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips," or in other words,  purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Small Accounts
     Before a Fund involuntarily  redeems shares from an account that, under the circumstances  noted in the  Prospectus,  has remained  below the minimum amount described  in the  Prospectus  and sends the  proceeds to the  shareholder,  the shareholder  will be  notified  in  writing  that the value of the shares in the account is less than the  required  minimum and will be allowed 60 days from the date of notice to make an additional  investment  to meet the required  minimum.
Any redemption in an inactive account  established with a minimum investment may trigger  mandatory  redemption.  No CDSC  or  Limited  CDSC  will  apply  to the redemptions described in this paragraph.

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
to redeem some or all of your  shares.  The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Funds  require a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good  order.  Certificates  generally  are no longer  issued for Class A Shares.
Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you hold your  Class A Shares in  certificate  form,  you may redeem or exchange only by written request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

                                       50

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

     Telephone  Exchange:  The Telephone  Exchange  feature is a convenient  and efficient way to adjust your investment holdings as your liquidity  requirements and investment  objectives  change.  You or your investment dealer of record can exchange  your shares into other  Delaware  Investments(R)  Funds under the same registration,  subject to the same conditions and limitations as other exchanges noted above.  As with the written  exchange  service,  telephone  exchanges  are subject  to the  requirements  of  the  Funds,  as  described  above.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

                                       51

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

                                       52

     Shareholders  should  consult  with their  financial  advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)  Fund will not trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes'  Prospectus for instances in which the Limited
CDSC  applicable  to Class A Shares  and the CDSCs  applicable  to Class B and C
Shares may be waived.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
     Each Fund will normally declare all its net investment income, if any, on a daily basis and distribute, as dividends,  monthly.  Dividends are declared each day the Funds are open. Net investment  income earned on days when the Funds are not open will be  declared  as a  dividend  on the next  business  day.  Any net realized  capital  gains  will  be  distributed  once  each  year,  and  may  be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income  taxes on the Fund.  Such  distributions  will be  reinvested  in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly  statement showing a Class's dividends paid and all the transactions made during the period.

     Payment by check of cash dividends  will  ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net  investment  income  for each  Fund  will be  determined  at the time the offering  price and net asset value are  determined  (see  Determining  Offering
Price and Net Asset Value) and shall include  investment  income  accrued by the respective  Fund,  less the estimated  expenses of that Fund incurred  since the last  determination  of  net  asset  value.  Gross  investment  income  consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last  determination.  The dividend declared, as  noted  above,  will be  deducted  immediately  before  the net  asset  value calculation is made.

                                       53

     Purchases of Fund shares by wire begin  earning  dividends  when  converted into Federal Funds and available for investment,  normally the next business day after  receipt.  However,  if a Fund is given prior notice of Federal Funds wire and  an  acceptable  written  guarantee  of  timely  receipt  from  an  investor satisfying  such  Fund's  credit  policies,  the  purchase  will  start  earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable  financial  condition and credit history in the sole  discretion  of that Fund.  The Funds  reserve the right to terminate  this option at any time. Purchases by check earn dividends upon conversion to Federal
Funds, normally one business day after receipt.

     Dividend distributions are automatically reinvested in additional shares of the paying Fund at net asset value of the ex-dividend  date,  unless an election to receive  dividends in cash has been made.  Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding a shareholder's  election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving  dividends in cash again. If a shareholder  redeems an entire account, all  dividends  accrued to the time of the  withdrawal  will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

     If you  elect to take your  dividends  and  distributions  in cash and such dividends and  distributions are in an amount of $25 or more, you may choose the
MoneyLineSM Direct Deposit Service and have such payments  transferred from your
Fund account to your predesignated  bank account.  This service is not available for  certain  retirement  plans.  It may take up to four  business  days for the transactions  to be completed.  You can initiate either service by completing an
Account  Services form. If your name and address on your designated bank account are not  identical to the name and address on your Fund  account,  you must have your  signature  guaranteed.  The Funds do not charge a fee for any  MoneyLineSM
Service;  however,  your  bank may  charge a fee.  Please  call the  Shareholder
Service Center for additional information about these services.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest.  A Fund may deduct from a  shareholder's  account the costs of such Fund's effort to locate a shareholder if a  shareholder's  mail is returned by the United States Post Office or such Fund is otherwise  unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

     Each Fund calculates  income dividends and capital gain  distributions  the same way for each  class.  The  amount of any  income  dividends  per share will differ,  however,  generally  due to any  differences  in the  distribution  and service  (Rule  12b-1) fees  applicable  to the  classes.  Each Class will share proportionately  in the investment  income and expenses of its respective  Fund, except that Class A Shares,  Class B Shares and Class C Shares  alone will incur distribution fees under their respective 12b-1 Plan.

TAXES
Distributions of Net Investment Income - in general.
Each Fund receives income  generally in the form of interest on its investments.
This income, less expenses incurred in the operation of a Fund,  constitutes the
Fund's net  investment  income from which  dividends,  consisting  generally  of either exempt-interest or taxable income, may be paid to you.

Exempt-Interest Dividends.
By  meeting  certain  requirements  of the  Code,  each  Fund  qualifies  to pay exempt-interest  dividends to  shareholders.  These  dividends  are derived from interest  income exempt from regular  federal  income tax and are not subject to regular federal income tax when they are paid to  shareholders.  Exempt-interest dividends that are excluded from federal  taxable income may still be subject to the federal alternative minimum tax. See the discussion below under the heading,
"Alternative Minimum Tax."

                                       54

     For   shareholders   who  are  recipients  of  Social  Security   benefits,
exempt-interest  dividends are includable in computing  "modified adjusted gross income" for purposes of determining the amount of Social Security  benefits,  if any,  that is required to be included  in gross  income.  The maximum  amount of
Social Security benefits that may be included in gross income is 85%.

Dividends from Taxable Income.
     Each Fund may earn taxable income from many sources,  including income from temporary  investments,  discount from stripped  obligations  or their  coupons, income from securities loans or other taxable transactions,  and ordinary income from the sale of  market  discount  bonds.  If you are a taxable  investor,  any distributions  by a Fund from such  income  will be taxable  to you as  ordinary income, whether you receive them in cash or in additional shares.

Capital Gain Distributions.
     A Fund may derive  capital gain and loss in connection  with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term capital  gain  over  net  short-term  capital  gain  will be  taxable  to you as long-term  capital  gain,  regardless of how long you have held your shares in a
Fund.  Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year, and may be  distributed  more  frequently,  if  necessary,  in  order to  reduce  or eliminate federal excise or income taxes on the Fund.

Returns of Capital.
     If a Fund's  distributions  exceed its  taxable  income and  capital  gains realized  during a taxable year, all or a portion of the  distributions  made in the  same  taxable  year  may be  recharacterized  as a  return  of  capital  to shareholders.  A return of capital  distribution  will generally not be taxable, but will reduce each  shareholder's  cost basis in a Fund and result in a higher reported  capital gain or lower reported capital loss when those shares on which the  distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions.
     The Funds will inform you of the amount and character of your distributions at the time  they  are  paid,  and will  advise  you of the tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar year,  including the portion of the  distributions  that on average are comprised of exempt  interest  income,  taxable  income or the portion of exempt interest income that is a tax preference  item when  determining the alternative minimum  tax.  If you have not held  Fund  shares  for a full  year,  a Fund may designate and distribute to you, as exempt-interest  income,  taxable income, or capital  gains,  and in the case of  non-U.S.  shareholders,  a Fund may further designate and distribute as  interest-related  dividends and short-term  capital gain  dividends,  a  percentage  of income  that may not be equal to the  actual amount of this type of income earned during the period of your investment in the
Fund.  Taxable  distributions  declared by a Fund in December to shareholders of record in such month,  but paid in  January,  are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company.
     Each Fund has  elected,  or intends to elect,  to be treated as a regulated investment  company  under  Subchapter M of the Code,  and intends to so qualify during the current  fiscal  year.  As a  regulated  investment  company,  a Fund generally  pays no federal  income tax on the income and gains it distributes to you.  The Board of Trustees  reserves  the right not to  distribute a Fund's net long-term  capital  gain or not to  maintain  the  qualification  of a Fund as a regulated  investment  company  if it  determines  such a course of action to be beneficial to shareholders.  If net long-term  capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you will be taxed as  dividend  income  to the  extent of such
Fund's earnings and profits.

                                       55

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements.
     As a regulated investment company,  each Fund is required to distribute its income and gains on a calendar year basis,  regardless of the Fund's fiscal year end as follows:

     Required distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end
("post-October loss") as occurring on the first day of the following tax year.

Sales or Exchanges of Fund shares.
     Sales,  exchanges,  and redemptions (including redemptions in kind) of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you  realize  will be  capital  gain or loss,  and will be long-term  or  short-term,  generally  depending  on how long you have held your shares.

     Sales at a loss within six months of purchase. If you sell or exchange Fund shares that you owned for six months or less:

o    any loss  incurred  is  disallowed  to the  extent  of any  exempt-interest dividends paid to you on your shares, and

o    any remaining loss is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by a Fund.

                                       56

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis  -Class A Shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

o    In your original purchase of Fund shares, you received a reinvestment right
     (the right to  reinvest  your sales  proceeds at a reduced or with no sales charge), and

o    You  sell  some or all of your  original  shares  within  90 days of  their purchase, and

o    You  reinvest  the sales  proceeds  in the Fund or in  another  Fund of the
     Trust,  and the sales  charge  that  would  otherwise  apply is  reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B Shares into Class A Shares. The automatic  conversion of Class B Shares  into Class A Shares at the end of  approximately  eight years after  purchase will be tax-free for federal  income tax purposes.  Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

U.S. Government Obligations.
     Income earned on certain U.S.  government  obligations is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status  to  dividends  paid to you  from  interest  earned  on  direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a
Fund in certain other obligations, such as repurchase agreements, collateralized by U.S.  government  obligations  commercial  paper  and  federal  agency-backed obligations (e.g.,  Government National Mortgage Association ("GNMA") or Federal
National Mortgage Association ("FNMA") obligations),  generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.
     Because each Fund's income is derived  primarily from interest  rather than dividends,  none of its  distributions  are  expected to be  qualified  dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-Received Deduction for Corporations.
     Because each Fund's income is derived  primarily from interest  rather than dividends,  none of its  distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax.
     Interest on certain  private  activity  bonds,  while  exempt from  regular federal income tax, is a preference item for shareholders when determining their federal  alternative  minimum tax.  Private activity bond interest could subject shareholders to or increase their liability  under federal  alternative  minimum taxes,  depending on their personal or corporate tax position.  If  shareholders are a person defined in the Code as a "substantial user" (or person related to a user) of a facility  financed by private  activity  bonds,  shareholders  should consult with their tax advisor before buying shares of a Fund.

                                       57

Treatment of Interest on Debt Incurred to Hold Fund Shares.
     Interest on debt that shareholders incur to buy or hold Fund shares may not be deductible for federal income tax purposes.  Indebtedness may be allocated to shares of a Fund even  though not  directly  traceable  to the  purchase of such shares.

Loss of Status of Securities as Tax-Exempt.
     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security,  as well as Fund distributions  derived from this interest,  to become taxable,  perhaps  retroactively to the date the security was issued.  In such a case,  a Fund may be  required  to  report  to the IRS and send to  shareholders amended  Forms  1099 for a prior  taxable  year in order  to  report  additional taxable  income.  This,  in turn,  could  require  shareholders  to file amended federal  and state  income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Investment in Complex Securities.
     Each Fund may invest in securities issued or purchased at a discount,  such as zero coupon, step-up or payment-in-kind  ("PIK") bonds, that could require it to  accrue  and  distribute  income  not yet  received.  In  order  to  generate sufficient  cash to make these  distributions,  a Fund could be required to sell securities  in its  portfolio  that it otherwise  might have  continued to hold.
These  rules could  affect the amount,  timing  and/or tax  character  of income distributed  to you by the Fund. A Fund may invest in other  complex  securities that could be subject to numerous special and complex tax rules.

     Derivatives.   The  Funds  are  permitted  to  invest  in  certain   option
transactions.  If a Fund  makes  these  investments,  it  could be  required  to mark-to-market  these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules,  gains or losses  on the  contracts  generally  would be  treated  as 60%
long-term and 40% short-term gains or losses.  In determining its net income for excise tax  purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31 (for  capital gain net income) and December
31 (for taxable  ordinary  income),  and to realize and distribute any resulting income and gains.

     Short sales.  Certain hedging transactions that may be engaged in by a Fund
(such as short sales  "against the box") may be subject to special tax treatment as  "constructive  sales"  if the  Fund  holds  certain  "appreciated  financial positions"  defined  generally as any  interest  (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or  partnership  interests  if there  would be a gain were such  interest  sold, assigned, or otherwise terminated at its fair market value. Upon entering into a
constructive  sales  transaction  with  respect  to  an  appreciated   financial
position,  the Fund will  generally be deemed to have  constructively  sold such appreciated  financial position and will recognize gain as if such position were sold, assigned,  or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

     Tax  straddles.  A Fund's  investment  in  options,  futures,  or  forwards contracts in connection with certain hedging transactions could cause it to hold offsetting  positions in securities.  If the Fund's risk of loss with respect to specific  securities  in its portfolio is  substantially  diminished by the fact that it holds other securities,  the Fund could be deemed to have entered into a tax  "straddle"  or to hold a "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

                                       58

Backup Withholding.
     By law, a Fund must withhold a portion of your taxable  dividends and sales proceeds unless you:

o    provide your correct social security or taxpayer identification number,
o    certify that this number is correct,
o    certify that you are not subject to backup withholding, and
o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
shareholders are described under the Non-U.S. Investors heading below.

Non-U.S. Investors.
     Non-U.S.  investors may be subject to U.S.  withholding  and estate tax and are subject to special U.S. tax certification  requirements.  Non-U.S. investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for dividends  designated  as  exempt-interest  dividends,  capital gain  dividends, short-term  capital gain dividends and  interest-related  dividends as described below.  However,  notwithstanding  such exemptions from U.S.  withholding at the source,  any dividends and distributions of income and capital gains,  including the  proceeds  from the sale of your  Fund  shares,  will be  subject  to backup withholding at a rate of 28% if you fail to properly  certify that you are not a
U.S. person. .

     Exempt-interest  dividends. In general,  exempt-interest  dividends are not subject to U.S. withholding tax.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related dividends.  Interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in  which  a Fund  is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment  company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the designation is based on an estimate of the Fund's  qualified  interest  income for its entire  fiscal year, which  can  only  be  determined  with  exactness  at  fiscal  year  end.  As  a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital  gain  dividends  for  non-U.S.  investors.  It  may  not be practical in every case for a Fund to designate, and the Funds reserve the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends.  Additionally,  a Fund's designation of interest-related or short-term  capital gain dividends may not be passed through to  shareholders by  intermediaries  who have  assumed tax  reporting  responsibilities  for this income in managed or omnibus accounts due to systems  limitations or operational constraints.

                                       59

     Other income and effectively connected income. Ordinary dividends paid by a
Fund to non-U.S.  investors on the income earned on portfolio investments in (i)
the stock of  domestic  and foreign  corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding  tax. If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to stock in a Fund  held by the  estate  of a  nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
Transfers  by  gift  of  shares  of a Fund by a  non-U.S.  shareholder  who is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax  consequences  to them of an investment in a Fund,  including the applicability of foreign tax.

     Sunsetting of  provisions.  The  provisions  dealing with  interest-related dividends and short-term  capital gain  dividends  that are discussed  above are scheduled to sunset for Fund taxable years  beginning  after  December 31, 2007.
The provisions  creating a partial  exemption from U.S. estate tax are scheduled to sunset on  December  31,  2007.  Unless  these  rules  are  extended  or made permanent before the sunset provisions become effective, non-U.S. investors will again be subject to  nonresident  withholding  taxes on any  ordinary  dividends
(including  short-term  capital gain dividends)  that they receive,  and will no longer be eligible for a reduction in their U.S. estate tax.

     U.S. tax certification rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Certain State Tax Consequences of Investing in each of the Funds
     For a discussion  regarding  certain state tax consequences of investing in each of the Funds, please see the section entitled "Dividends, distributions and taxes" in the Prospectus.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Funds' most current performance information,  please call 800
523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

                                       60

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP serves as the independent  registered  public  accounting firm for the Funds and,  in its  capacity as such,  audits the annual  financial statements of each of the Funds.  Except for Tax-Free  Minnesota Fund,  Tax-Free
Minnesota  Insured  Fund,  Tax-Free  Minnesota  Intermediate  Fund and  Tax-Free
Florida Insured Fund, each Fund's  Statement of Net Assets,  Statement of Assets and Liabilities (as applicable),  Statement of Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes to Financial Statements,  as well as the report of Ernst & Young LLP,  the Funds'  independent  registered  public accounting  firm, for the fiscal year ended August 31, 2006, are included in the
Funds' Annual Report to shareholders  and are incorporated by reference from the
Annual Report in this Part B. For Tax-Free  Minnesota Fund,  Tax-Free  Minnesota
Insured Fund, Tax-Free Minnesota  Intermediate Fund and Tax-Free Florida Insured
Fund, each Fund's  Statement of Net Assets,  Statement of Assets and Liabilities
(as applicable), Statement of Operations, Statement of Changes in Net Assets and
Notes to Financial  Statements,  as well as the report of Ernst & Young LLP, the
Funds' independent  registered public accounting firm, for the fiscal year ended
August 31, 2006,  are  included in Appendix F to this Part B, and the  Financial
Highlights for such Funds are included in Part A to this Registration Statement.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of December 6, 2006, management believes the following shareholders held of  record 5% or more of the  outstanding  shares  of each  class of each  Fund.
Management does not have knowledge of beneficial owners.

---------------------- --------------------------------------- --------------
Fund/Class             Name and Address of Account             Percentage
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       10.76%
California Fund        Attn: Fund Administration
Class A Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       NFS LLC FEBO its Customer                       6.43%
                       Burbank, CA 91501
                       --------------------------------------- --------------
                       Citigroup Global Markets, Inc.                 13.69%
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001
---------------------- --------------------------------------- --------------
Delaware Tax-Free      Citigroup Global Markets, Inc.                 11.79%
California Fund        Attn: Peter Booth, 7th Floor
Class B Shares         333 W. 34th Street
                       New York, NY 10001
                       --------------------------------------- --------------
                       MLPF&S FBO its Customers                       10.45%
                       Attn: Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       25.50%
California Fund        Attn: Fund Administration
Class C Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       Citigroup Global Markets, Inc.                  8.09%
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001
---------------------- --------------------------------------- --------------
Delaware Tax-Free      Citigroup Global Markets, Inc.                  5.79%
Colorado Fund Class    Attn: Peter Booth, 7th Floor
A Shares               333 W. 34th Street
                       New York, NY 10001
---------------------- --------------------------------------- --------------
Delaware Tax-Free      Wells Fargo Investments LLC                     8.62%
Colorado Fund          FBO its Customer
Class B Shares         608 2nd Ave. S., Floor 8
                       Minneapolis, MN 55402
---------------------- --------------------------------------- --------------

                                       61

---------------------- --------------------------------------- --------------
Fund/Class             Name and Address of Account             Percentage
---------------------- --------------------------------------- --------------
                       MLPF&S FBO its Customers                        7.19%
                       Attn: Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       17.94%
Colorado Fund          Attn: Fund Administration
Class C Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       Citigroup Global Markets, Inc.                  7.53%
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       21.01%
Florida Insured Fund   Attn: Fund Administration
Class B Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       Citigroup Global Markets, Inc.                 12.56%
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001
                       --------------------------------------- --------------
                       Joseph T. Guidage                               5.52%
                       Satellite Beach, FL 32937
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       27.96%
Florida Insured Fund   Attn: Fund Administration
Class C Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       First Clearing LLC                               5.72%
                       5951 Arlington Expressway
                       Jacksonville, FL  32211
                       --------------------------------------- --------------
                       Pershing LLC                                    6.27%
                       P.O. Box 2052
                       Jersey City, NJ 07303
                       --------------------------------------- --------------
                       Pershing LLC                                    5.61%
                       P.O. Box 2052
                       Jersey City, NJ 07303
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                        8.00%
Idaho Fund             Attn: Fund Administration
Class B Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       Citigroup Global Markets, Inc.                  9.26%
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       11.46%
Idaho Fund             Attn: Fund Administration
Class C Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       15.03%
Minnesota Fund         Attn: Fund Administration
Class B Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
---------------------- --------------------------------------- --------------

                                       62

---------------------- --------------------------------------- --------------
Fund/Class             Name and Address of Account             Percentage
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       14.41%
Minnesota Fund         Attn: Fund Administration
Class C Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                        7.45%
Minnesota Insured      Attn: Fund Administration
Fund Class C Shares    4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       U.S. Bancorp Investments, Inc.                  6.92%
                       FBO its Customer
                       60 Livingston Ave.
                       Saint Paul, MN 55107
---------------------- --------------------------------------- --------------
Delaware Tax-Free      U.S. Bancorp Investments, Inc.                 15.11%
Minnesota              FBO its Customer
Intermediate Fund      100 S. 5th St., Suite 1400
Class B Shares         Minneapolis, MN 55402
                       --------------------------------------- --------------
                       Wells Fargo Investments LLC                     7.89%
                       FBO its Customer
                       608 2nd Ave. S., Floor 8
                       Minneapolis, MN 55402
---------------------- --------------------------------------- --------------
Delaware Tax-Free      Pershing LLC                                    8.99%
Minnesota              P.O. Box 2052
Intermediate Fund      Jersey City, NJ 07303
Class C Shares
---------------------- --------------------------------------- --------------
Delaware Minnesota     MLPF&S FBO its Customers                        6.47%
High-Yield Municipal   Attn: Fund Administration
Bond Fund Class C      4800 Deer Lake Dr. E., 2nd Floor
Shares                 Jacksonville, FL 32246
---------------------- --------------------------------------- --------------
Delaware Tax-Free      Roberta B. Wendel                              13.69%
New York Fund          Ithaca, NY 14850
Class A Shares
---------------------- --------------------------------------- --------------
Delaware Tax-Free      MLPF&S FBO its Customers                       18.21%
New York Fund          Attn: Fund Administration
Class B Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       Pershing LLC                                    7.50%
                       P.O. Box 2052
                       Jersey City, NJ 07303
                       --------------------------------------- --------------
                       Raymond James & Assoc. Inc.                     5.68%
                       FBO its Customer
                       New York, NY  10002
                       --------------------------------------- --------------
                       NFS LLC                                         5.62%
                       FEBO its Customer
                       New York, NY 10002
                       --------------------------------------- --------------
                       First Clearing LLC                              5.22%
                       FBO its Customer
                       1320 131st Street
                       College Point, NY 11356
---------------------- --------------------------------------- --------------
Delaware Tax-Free      UBS Financial Services Inc.                     8.48%
New York Fund          FBO its Customer
Class C Shares         12711 Northern Blvd.
                       Flushing, NY 11354
                       --------------------------------------- --------------
                       Pershing LLC                                   36.94%
                       P.O. Box 2052
                       Jersey City, NJ 07303
---------------------- --------------------------------------- --------------

                                       63

---------------------- --------------------------------------- --------------
Fund/Class             Name and Address of Account             Percentage
---------------------- --------------------------------------- --------------
                       Pershing LLC                                    8.18%
                       P.O. Box 2052
                       Jersey City, NJ 07303
                       --------------------------------------- --------------
                       MLPF&S FBO its Customers                        9.15%
                       Attn: Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246
                       --------------------------------------- --------------
                       Florence Fisher and Stanley Fisher JT          17.66%
                       Wros
                       Flushing, NY  11367
                       --------------------------------------- --------------
                       Pershing LLC                                    6.06%
                       P.O. Box 2052
                       Jersey City, NJ  07303
---------------------- --------------------------------------- --------------

                                       64

APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS

     The following  information  is a brief summary of particular  state factors affecting  the Funds and does not purport to be a complete  description  of such factors.  The financial  condition of a state, its public  authorities and local governments  could affect the market values and  marketability of, and therefore the net asset value per share and the interest  income of the  respective  state
Fund, or result in the default of existing  obligations,  including  obligations which  may be held by a Fund.  Further,  each  state  faces  numerous  forms  of litigation seeking  significant  damages that, if awarded,  may adversely affect the  financial  situation  of such state or issuers  located in such  state.  It should be noted that the  creditworthiness of obligations issued by local issues may be unrelated to the  creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

     Bond ratings received on a state's general obligation bonds, if any, may be discussed below.  Moody's,  S&P and/or Fitch provide an assessment/rating of the creditworthiness  of an  obligor.  The debt  rating is not a  recommendation  to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable.  Each rating service does not perform an audit in connection  with any rating and may, on occasion,  rely on  unaudited  financial information.  The ratings may be changed, suspended, or withdrawn as a result of
changes  in,  or  unavailability  of,  such  information,   or  based  on  other
circumstances.  There is no assurance  that such  ratings will  continue for any given period of time or that they will not be revised or  withdrawn  entirely by any such rating  agencies,  if in their respective  judgments,  circumstances so warrant.

     A revision or  withdrawal of any such credit rating could have an effect on the  market  price  of the  related  debt  obligations.  An  explanation  of the significance  and status of such credit  ratings may be obtained from the rating agencies  furnishing  the same. In addition,  a description of Moody's and S&P's bond ratings is set forth in Appendix B.

     The information contained below is based primarily upon information derived from state official  statements,  Certified Annual Financial Reports,  state and industry trade publications, newspaper articles, other public documents relating to  securities  offerings  of issuers  of such  states,  and other  historically reliable  sources.  It is only a brief summary of the complex factors  affecting
the  financial   situation  in  various  states  discussed.   It  has  not  been
independently  verified  by the  Funds.  The  Funds  make no  representation  or warranty regarding the completeness or accuracy of such information.  The market value of shares of any Fund may  fluctuate  due to  factors  such as  changes in interest rates, matters affecting a particular state, or for other reasons.

Factors Affecting the Tax-Free Arizona Fund
     Economic  Condition  and  Outlook.  Arizona's  economy has shown  continued
growth  into  2006.  The  Arizona  Department  of  Economic  Security,  Research
Administration  ("RA") noted that population  growth is a strong  contributor to the State's  current  faster-than-national  pace of  expansion.  The RA's August
2006-07  forecast  calls for  almost  all major  industries  to show job  growth through 2007.

     The October 2006 seasonally adjusted unemployment rate for Arizona was 3.9%
(compared  with 4.4% for the  United  States).  The  October  2006 rates for the
Phoenix and Tucson  MSAs  (metropolitan  statistical  areas) were 3.4% and 3.9%, respectively. Arizona's economy has been adding jobs for more than two years and is expected to continue expanding through 2007. The RA, in its 2006-07 forecast, projects a 4.9% increase in non-farm jobs in 2006 and a 4.0% increase in 2007.

     RA expects manufacturing will add 6,400 jobs during the forecast period for a slightly declining expansion rate of 1.9% in 2006 and 1.7% in 2007 as a result of the national  housing  slowdown  impacting  manufacturing  orders.  Fueled by population growth and the corresponding need to expand infrastructure, Arizona's construction  industry continues to exhibit strong growth,  despite a cooling in the housing market,  with 26,600 jobs gained in 2005. RA's forecast calls for an increase  of  approximately  24,300  construction  jobs  during  2006 and 15,800 construction jobs during 2007. Mining and natural resources gained approximately
500 jobs in 2005 and is forecast to increase  18.5% in 2006 with a gain of 1,600 jobs and 10% in 2007 with a gain of 1,100 jobs.

                                       65

     In all,  RA's  forecast  calls  for an  increase  of almost  40,000  trade, transportation  and utilities  jobs from 2006 to 2007 with a growth rate of 4.3%
for 2006 and 3.6% for 2007. Arizona's finance,  insurance, and real estate group is forecast to add almost 16,000 jobs from 2006 to 2007,  for an expansion  rate of 5% in 2006 and 3.8% in 2007.

     RA forecasts  Arizona's  economy  continuing to grow at a pace that for the first seven  months of 2006 kept the State  ranked as the second  fastest in the nation in non-farm job growth.  Overall employment  expansion  continues to look
generally   favorable  in  most  industries  in  2006  and  2007,  although  the information  services  industry  continues to be of concern with anticipated job losses of 1.8% in 2006 and 0.7% in 2007.

     General Fund.  The General Fund (chief  operating  fund of the State) ended the June 30, 2005 fiscal year with $986.2 million in unreserved fund balance and a $324.2  million  reserved  fund  balance  for a total  fund  balance of $1.310 billion.  This  compares  to the  previous  year  total  fund  balance of $746.6 million.  Included in the $324.2 million reserved fund balance is $160.9 million for the Budget  Stabilization  Fund. The Budget  Stabilization Fund is a form of
"Rainy Day Fund" established by the legislature in 1991.

     Cash  Management.  The  responsibility  for cash management of the State is shared by the Office of the Treasurer  ("Treasurer") and the General  Accounting
Office of the Department of Administration, Financial Services Division ("GAO").
The  Treasurer is  responsible  for the  depository,  custodial  and  investment functions of cash. The GAO is responsible for drawing down monies  available for
State functions and the  expenditure or disbursement of those monies.  The State requires that Treasurer's  deposits and investments with financial  institutions
be  entirely   covered  by  Federal   depository   insurance  or   alternatively
collateralized with surety equal to 102% of the deposit or investment. Component units  may  have  collateralization  policies  that  differ  from  those  of the
Treasurer.  The legislature has passed statutes  authorizing State  investments.
The Treasurer  deposits  receipts in  accordance  with  applicable  statutes and invests  excess cash of the General Fund and various other funds.  All interest, not otherwise apportioned by law, is deposited in the General Fund.

     Debt   Administration.   The  State  issues  no  general   obligation  debt
instruments. The Arizona Constitution provides that the State may contract debts not to exceed  $350,000.  This  provision has been  interpreted  to restrict the
State from  pledging  its credit as a sole  payment for debts  incurred  for the operation of State government. As a result, the State finances most of its major capital needs by lease purchase transactions and issuing revenue bonds and grant anticipation  notes.  Lease purchase  transactions are funded by certificates of participation.  Revenue  bonds  and  grant  anticipation  notes  are  funded  by dedicated revenue sources.  The State's total long-term primary  government debt increased 9% during the 2005 fiscal year to $5.692 billion.

     The  particular  source of payment  and  security  for each of the  Arizona municipal  bonds is detailed in the debt  instruments  themselves and in related offering materials. There can be no assurances as to whether the market value or marketability  of any of the Arizona  municipal  bonds issued by an entity other than the State of Arizona will be affected by financial or other  conditions  of the State or of any entity located within the State.  In addition,  the State of
Arizona, as well as counties,  municipalities,  political subdivisions and other public authorities of the State are subject to limitations  imposed by Arizona's
Constitution with respect to ad valorem taxation,  bonded indebtedness and other matters. For example,  budgeted expenditures are prohibited from exceeding 7.41%
of the total  personal  income of the State in any fiscal year as  estimated  by
Economic Estimates  Commission.  These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

     In 1994,  the Arizona  Supreme  Court held that the State school  financing scheme,  with its reliance on disparate property tax assessments for wealthy and poor school  districts,  violated  Article XI of the Arizona State  Constitution which  requires a "general  and uniform  public  school  system."  In 1998,  the legislature passed a plan that reformulates  education funding by providing $350 million of State funds to build new  schools  and places a statutory  cap on the amount of bond  indebtedness  a school  district  may  incur.  Essentially,  the legislation  replaces general obligation bonding with a centralized State funded system.  The bill  should not affect the  payment of debt  service on any school district's  bonds since the debt service on school  district bonds is levied and collected directly by the counties on behalf of the school districts.

                                       66

     The  Tax-Free  Arizona  Fund  is  susceptible  to  political,  economic  or regulatory  factors affecting issuers of Arizona  municipal  obligations.  These
include  the  possible   adverse  effects  of  certain  Arizona   constitutional
amendments,  legislative  measures,  voter initiatives and other matters. At any given time there may be  numerous  civil  actions  pending  against the State of
Arizona which could,  if determined  adversely to the State,  affect the State's expenditures and, in some cases, its revenues.  The information provided is only a brief summary of the complex  factors  affecting  the  financial  situation in
Arizona and is derived from sources  that are  generally  available to investors and are believed to be  accurate.  It is based in part on  information  obtained from  various  State and local  agencies  in Arizona or  contained  in  Official
Statements   for  various   Arizona   municipal   obligations.   No  independent
verification  has  been  made  of the  accuracy  or  completeness  of any of the preceding information.

Factors Affecting the Tax-Free California Fund
     Economic  Outlook.  The California  economy is the largest among the states and one of the largest in the world. Major components of the State's economy are high technology,  trade,  entertainment,  agriculture,  manufacturing,  tourism, construction and services.  In early 2001,  California's  economy slipped into a
recession  that  was   concentrated  in  the  State's   high-tech   sector  and,
geographically, in the San Francisco Bay area. After healthy gains in 2004, 2005 and early 2006,  a variety of economic  indicators  suggest  that that  economic growth in  California  is slowing.  The key factors  involved in the  California slowdown are the same as for the nation,  that is, sharply declining real estate markets and soaring gasoline prices.  However,  California's  more cyclical real estate market which expanded more in the boom years,  fell more than the rest of the country,  and  higher-gasoline  prices had a greater  negative impact on the
California economy. Despite the ripple effects from the real estate sector, most
California  industries outside of the real estate sector have remained generally healthy.

     Adjusted for inflation,  California  economic  output grew by 4.4% in 2005, the 15th best  performance of the 50 states.  By comparison,  national  economic output grew by 3.5% over the same period.  California total personal income grew by 6.3% in 2005,  down  slightly from 6.6% growth in 2004.  California  wage and salary income gains were 6.5% and 6% over the same period.  California  personal income and wages and salaries  were 7.1% and 7.8% higher,  respectively,  in the first  quarter of 2005 than a year  earlier.  Statewide  taxable sales were 5.9%
higher in 2005 than in 2004.  Made-in-California  exports  increased  by 6.2% in
2005 and were 7.3% higher in the first quarter of 2006 than a year earlier.  The
State unemployment rate was 5.4% for 2005, down from 6.2% in 2004.

     The California  Legislative  Analyst's  Office  projects that following the summer's sharp slowdown,  California's economy will partially rebound later this year and continued with subdued growth in 2007 but accelerate to a more moderate pace grow by 2008 and beyond.  Part of the reason for  California's  anticipated slightly  below average  growth rate next year is sharply  declining real estate markets and soaring gasoline prices.

     Wage and salary  employment  growth is projected to slow slightly from 1.8%
in 2006 to 1.3% in 2007 and 1.6% in 2008  before  returning  to 1.8% in 2009 and
2010. Personal income growth is anticipated to slow from 6.5% in 2006 to 5.4% in
2007, before rebounding 5.9% in 2008. Most of the anticipated modest slowdown in income growth  during the next two years is related to tapering  activity in the construction and  finance-related  sectors stemming from the decline in the real estate market.  Taxable sales are projected to increase by 4.6% in 2006 and 4.7%
in 2007, before rebounding to a rate of between 5.5% and 6 % through 2010.

     Revenues  and  Expenditures.  The  Legislative  Analyst's  Office,  in  its
November 2006 California Fiscal Outlook,  noted that California's budget outlook has  benefited  from  both a modest  increase  in  revenues  and a  decrease  in expenditures,  and forecast that the current fiscal year will end with a reserve of nearly $3.1  billion.  However,  absent any new program  reductions  or added revenues,  this large  carryover  reserve is not anticipated to be sufficient to keep the State's budget in balance in 2007-08.

                                       67

     Limitation  on  Taxes.  Certain  California  municipal  obligations  may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad  valorem  property  taxes  as a source  of  revenue.  The  taxing  powers  of
California local  governments and districts are limited by Article XIII A of the
California  Constitution,  enacted by the voters in 1978 and  commonly  known as
"Proposition  13."  Proposition  13 reduced  and  limited  the future  growth of property  taxes and limited the ability of local  governments  to impose special
taxes  devoted  to  a  specific  purpose  without   two-thirds  voter  approval.
Proposition 218, another  constitutional  amendment  initiative  enacted in 1996 further  limited  the  ability  of local  governments  to raise  taxes and fees.
Counties,  in particular  have had fewer revenue raising options than many other local government entities, while having to maintain many services.

     Appropriations Limits.  California and its local governments are subject to an annual  "appropriations  limit"  imposed by Article XIII B of the  California
Constitution,  enacted  by the  voters  in 1979  and  significantly  amended  by
Propositions  98 and 111 in 1988 and  1990,  respectively.  Proposition  98,  as modified by Proposition 111, changed State funding of public education below the university  level and the operation of the  appropriations  limit,  primarily by guaranteeing  K-14  schools a minimum  amount of  funding.  The  Proposition  98 guarantee is funded by local property taxes and the General Fund. Article XIII B
prohibits   the  State  or  any   covered   local   government   from   spending
"appropriations  subject to  limitation" in excess of the  appropriations  limit imposed.  "Appropriations  subject to limitation"  are  authorizations  to spend
"proceeds of taxes,"  which  consist of tax  revenues,  and certain other funds, including proceeds from regulatory licenses,  user charges or other fees, to the extent that such  proceeds  exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments.  No limit is imposed on  appropriations  of funds that are not  "proceeds of taxes,"
such as reasonable user charges or fees, and certain other non-tax funds.

     Among the  expenditures  not included in the Article XIII B  appropriations limit  are (1) the debt  service  cost of bonds  issued or  authorized  prior to
January 1, 1979 or  subsequently  authorized by the voters,  (2)  appropriations required  to comply  with  mandates  of courts or the  federal  government,  (3)
appropriations  for certain capital outlay projects,  (4) appropriations for tax refunds,  (4)  appropriations  of revenues derived from any increase in gasoline taxes and vehicle weight fees above January 1, 1990 levels,  (5)  appropriations of certain taxes imposed by initiative,  and 6)  appropriations  made in certain cases of  emergency.  The  appropriations  limit  for each  year is based on the appropriations limit for the prior year, adjusted annually to reflect changes in per capita income and population,  and any transfers of service responsibilities between government units.

     Obligations of the State of California.  Under the California Constitution,
debt service on outstanding general obligation bonds is the second charge to the
General Fund after support of the public  school system and public  institutions of higher education. The State had approximately $37 billion aggregate principal
amount  of  non-self   liquidating  general  obligation  bonds  outstanding  and
approximately $8 billion of unissued  non-self  liquidating  general  obligation bonds as of October 1, 2006.

     On March 2, 2004  California  voters  approved  two  measures  designed  to address the cumulative budget deficit and to implement  structural reform. Under the  California  Economic  Recovery  Bond Act  (Proposition  57),  the  State is
authorized  to issue up to $15  billion  of  economic  recovery  bonds (of which
$10.896  billion  have been issued as of October  2006) to finance the  negative
General  Fund reserve as of June 30, 2004,  and other  General Fund  obligations undertaken  prior to June 30, 2004. The Balanced Budget  Amendment  (Proposition
58) restricts future long-term deficit financing and requires the State to adopt and maintain a balanced budget and to establish a reserve fund.

     Other Issuers of California  Municipal  Obligations.  There are a number of
State agencies,  instrumentalities and political  subdivisions of the State that issue municipal  obligations,  some of which may be conduit revenue  obligations payable from  payments  from private  borrowers.  These  entities are subject to various  economic  risks  and  uncertainties,  and  the  credit  quality  of the securities  issued  may  vary  considerably  from  the  credit  quality  of  the obligations  backed by the full  faith and  credit  of the  State.  The State of
California has no obligation  with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents,  the State may be  obligated  to ensure that school  districts  have sufficient funds to operate.

                                       68

     Bond  Ratings.  On May 17, 2006,  Standard and Poor's  raised its rating on
California's  general  obligation  bonds from "A" to "A+." In doing so, it cited the easing of immediate  liquidity  pressure on the State  following the sale of long-term  bonds to fund operating fund deficits and the State's recent economic improvement  accompanied by an 2005 State budget that continues to be reliant on substantial  amounts of long-term  borrowing.  On June 9, 2006, Fitch raised its rating on  California's  general  obligation  bonds from "A" to "A+." The rating actions reflect California's improved economic and revenue performance, and some progress in addressing the structural imbalance, which remains large. On May 22,
2006,  Moody's raised its rating on California's  general  obligation bonds from
"A2" to "A1," citing an established recovery trend in the California economy and tax  revenues,  as well as  improved  State  budgetary  and  liquidity  outlooks
(ratings  confirmed as of December 8, 2006.) There can be no assurance that such ratings  will  be  maintained  in the  future.  It  should  be  noted  that  the creditworthiness  of  obligations  issued  by local  California  issuers  may be unrelated  to  the  creditworthiness  of  obligations  issued  by the  State  of
California,  and that  there is no  obligation  on the part of the State to make payment on such local obligations in the event of default.

     Legal  Proceedings.  There are numerous civil actions  pending  against the
State,  which  could,  if decided  against the State,  require the State to make significant future  expenditures and may substantially  impair revenues and cash flow. It is not possible to predict what impact,  if any, such  proceedings  may have on the Tax-Free California Fund.

     Other  Considerations.  Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages.  Any  California  municipal  obligation  in the  Tax-Free
California  Fund could be affected  by an  interruption  of revenues  because of damaged facilities, or, consequently,  income tax deductions for casualty losses or property tax assessment  reductions.  Compensatory financial assistance could be  constrained  by the inability of (i) an issuer to have  obtained  earthquake insurance  coverage  at  reasonable  rates;  (ii) an  insurer  to perform on its contracts of insurance in the event of widespread  losses;  or (iii) the Federal or State  government to  appropriate  sufficient  funds within their  respective budget limitations.

     The Tax-Free  California  Fund is  susceptible  to  political,  economic or regulatory factors affecting issuers of California municipal obligations.  These include  the  possible  adverse  effects  of certain  California  constitutional amendments,  legislative  measures,  voter  initiatives  and other matters.  The information  provided is only a brief summary of the complex  factors  affecting the  financial  situation  in  California  and is derived  from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in California
or  contained  in  Official   Statements   for  various   California   municipal
obligations.  No  independent  verification  has been  made of the  accuracy  or completeness of any of the preceding information.

Factors Affecting the Tax-Free Colorado Fund
     General.   Colorado's   major   economic   sectors   include   agriculture,
manufacturing,  technology, tourism, energy production, and mining. Considerable economic  activity  is  generated  in  support of these  sectors by  government, wholesale and retail trade,  transportation,  communications,  public utilities, finance,  insurance, real estate, and other services. Given the State's semiarid climate,  water resource development,  allocation,  and conservation are ongoing issues for State management.

     Economic Outlook.  According to a September 2006 report from the Governor's
Office of State Planning and Budgeting  ("OSPB"),  the State's labor markets are recovering and Colorado  economic  activity is accelerating.  Colorado  economic growth  continued to strengthen  during the second quarter of 2006.  Reasons for
optimism  include  an  expanding  labor  market,   increasing  personal  income,
decreasing  unemployment and strong tourism  activity.  In September 2006, there were 48,500 more jobs in Colorado than in September 2005.  Colorado's employment increased  2.3% in 2005.  Retail trade sales  increased 6.4% between August 2005 and August 2006. Per capita income rose 4.7% in 2005. The 2005 unemployment rate was 2.3%, 0.9 percentage points below the State's 2004 unemployment rate.

     The OSPB forecasts  that:  employment  will increase 2.1% in 2006 and 2007;
unemployment  will average 4.6% in 2006 and 2007;  wage and salary income growth will average 5.3% in 2006 and 5.4% in 2007; and total population  growth will be
1.4% in 2006 and 1.6% in 2007.  The Colorado  inflation rate is forecasted to be
3.4% in 2006, 3.1% in 2007 and remain over 3% from 2008 through 2010.

                                       69

     Revenues and Expenditures.  The Colorado budget process is greatly impacted by a series of State  constitutional  and  statutory  limitations  including the following: 1) a constitutional requirement that expenditures for any fiscal year not exceed  revenues for such fiscal year; 2) by statute,  the amount of General
Fund revenues available for appropriation is based upon revenue estimates which, together with other available  resources,  must exceed annual  appropriations by the amount of the  unappropriated  reserve  requirement that is currently set at
4%;  3) a 1992  constitutional  amendment  that  requires  the  State  and local governments  to  reserve  a  certain  percentage  of its  fiscal  year  spending
(excluding  bonded debt service) for emergency use, that is currently set at 3%;
4) General Fund appropriations are also limited by statute to an amount equal to the cost of performing certain required reappraisals of taxable property plus an amount equal to the lesser of (i) 5% of Colorado personal income or (ii) 106% of the total General Fund appropriations for the previous fiscal year, with certain exceptions;  5) a  constitutional  amendment  that  restricts the ability of the
State  and local  governments  to  increase  revenues  and  impose  taxes;  6) a constitutional  amendment  mandating  the General  Assembly to provide  specific education-related  increases  each year;  and 7) the  Taxpayer's  Bill of Rights
("TABOR"), Article X, Section 20 of the Colorado State Constitution, that limits the State's revenue growth to the sum of inflation plus population growth in the previous  calendar year,  with revenues in excess of that amount refunded to the taxpayers.

     With certain exceptions, the rate of growth of State revenues is limited to the combination of the percentage change in the State's population and inflation based on the  Denver-Boulder  CPI-Urban  index.  The exceptions  include federal funds,  gifts,  property  sales,  refunds,  damage  recoveries,  transfers,  and qualified  enterprise  fund  revenues.  Revenues  collected  in  excess  of  the limitation must be returned to the citizens unless a vote at the annual election in  November  allows the State to retain  the  surplus.  TABOR  also  limits the
General  Assembly's  ability to raise taxes,  to borrow  money,  and to increase spending  limits  (including the 6% limit on General Fund  expenditure  growth).
With the exception of a declared  emergency,  taxes can only be raised by a vote of the people at the  annual  election.  Multiple  year  borrowings  can only be undertaken  after approval by a vote of the people at the annual  election.  The
TABOR limits are calculated and applied at the statewide level without regard to fund type;  however,  the TABOR  refunds  have  historically  been paid from the
General Fund. Therefore, the TABOR revenue, expenditure,  debt, and tax-increase limitations  are a  significant  factor  in the  changing  fiscal  health of the
State's General Fund.

     TABOR refunds are also normally affected by two other factors. The first is called a growth dividend,  and is a statutory provision that allows the State to increase the TABOR limit up to a total of six percentage  points over nine years in order to recover  excess  refunds  made in the 1990s  because of  understated
population  estimates.  The second is known as the ratchet-down effect of TABOR.
It occurs because the subsequent year limit is calculated based on the lesser of the current  year  revenues or current year limit.  When  revenues are below the limit,  it results in a permanent  reduction  in the  State's  ability to retain revenues.

     In fiscal year  2004-05,  the TABOR  surplus  reappeared  after a four-year absence,  totaling $44.7 million.  The TABOR surplus  returned because of rising
General Fund revenues from income taxes and surging  severance and  unemployment insurance taxes. The State normally refunds each year's TABOR surplus through 18 refund mechanisms. Because monies are distributed through each of the mechanisms concurrently, the State has frequently refunded more money to taxpayers than the actual TABOR  surplus.  Since the State is not obligated to refund more than the
TABOR  surplus,  legislation  was enacted to credit the amount of overpayment to future TABOR surpluses.  House Bill 05-1310 further revised surplus  overpayment treatment and permanently  raises the TABOR limit.  Voters approved a measure in
2005 that authorizes the State to retain revenues in excess of the limit for the five fiscal  years  2005-06  through  2009-10.  As a result,  there was no TABOR refund required for fiscal year 2005-06 even though the TABOR nonexempt revenues exceeded the TABOR limit.

     In fiscal  year  2005-06,  the  General  Fund ended  with a $689.4  million reserve,  which  exceeded the statutory 4% reserve by $437.7  million.  Based on
September 2006 projections,  the State will have enough revenue to preserve a 4%
reserve for 2006-07 with an anticipated $267 million reserve.

                                       70

     Debt  Management.  Under its  constitution,  the State of  Colorado  is not permitted to issue general obligation bonds secured by the full faith and credit of the State.  However,  certain agencies and instrumentalities of the State are authorized  to issue  Certificates  of  Participation  secured by buildings  and vehicles and revenue bonds  secured by pledges of future  revenues from specific projects and activities. The State enters into certain lease transactions, which are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local governmental units in the State are also authorized to incur  indebtedness.  The major source of financing for such local  government  indebtedness is an ad valorem  property tax. In addition, in order to finance public projects,  local governments in the
State can  issue  revenue  bonds  payable  from the  revenues  of a  utility  or enterprise  or from the proceeds of an excise tax, or  assessment  bonds payable from special  assessments.  Colorado local  governments  can also finance public projects through leases, which are subject to annual appropriation at the option
of  the  local  government.   Local  governments  in  Colorado  also  issue  tax
anticipation notes. The Amendment requires prior voter approval for the creation of any  multiple  fiscal  year debt or other  financial  obligation  whatsoever, except for refundings at a lower rate or obligations of an enterprise.

     The  Tax-Free  Colorado  Fund is  susceptible  to  political,  economic  or regulatory  factors affecting issuers of Colorado municipal  obligations.  These
include  the  possible  adverse  effects  of  certain  Colorado   constitutional
amendments,  legislative  measures,  voter initiatives and other matters. At any given time there may be  numerous  civil  actions  pending  against the State of
Colorado which could, if determined  adversely to the State,  affect the State's expenditures and, in some cases, its revenues.  The information provided is only a brief summary of the complex  factors  affecting  the  financial  situation in
Colorado and is derived from sources that are  generally  available to investors and are believed to be  accurate.  It is based in part on  information  obtained from  various  state and local  agencies in Colorado  or  contained  in Official
Statements  for  various   Colorado   municipal   obligations.   No  independent
verification  has  been  made  of the  accuracy  or  completeness  of any of the preceding information.

Factors Affecting the Tax-Free Florida Insured Fund
     Economic Outlook. According to the October 2006 Florida Economic Estimating
Conference forecast,  the Florida economy will continue to expand at a much more modest pace, significantly slower than during fiscal year 2004-05. During fiscal year 2004-05,  Florida  personal income grew 8.7%, per capita personal income in
Florida rose 3.3% to $29,956,  and the population  increased by 2.39%.  Non-farm payroll  growth was  projected  to be 3.8% in fiscal  year  2005-06  and 2.3% in fiscal year 2006-07.  Most  industry  sectors are expected to grow during fiscal year 2005-06 and 2006-07.  However, natural resources and mining,  manufacturing and construction are predicted to shed jobs in 2006-07.  The construction sector is expected to expand 9.8% in the same fiscal year and decline  1.4% in 2006-07.
For the fiscal year 2004-05,  Florida's average  unemployment rate was 4.25% and is  projected  to be 3.30% in 2005-06  and 3.41% in  2006-07.  Nominal  personal income is  projected  to grow  7.41% in fiscal  2006-07.  Per  capita  income is expected to grow 2.8% in fiscal 2006-07.

     The State's  population  is also expected to grow by 404,000 in fiscal year
2005-06.  Over  the  next  10  years,  a  3.9  million  population  increase  is anticipated.  Population  growth  continues  to be the  stimulus  to the State's economic expansion. Because Florida has a proportionately greater retirement age population,  property  income  (dividends,  interest,  and  rent)  and  transfer payments (Social Security and pension  benefits,  among other sources of income)
are relatively more important sources of income. Transfer payments are typically less  sensitive  to  the  business  cycle  than  employment  income  and  act as stabilizing forces in weak economic periods.

     Revenues and  Expenditures.  Governmental  funds include  general  revenue,
special   revenue,   capital  projects  and  debt  service  funds.  The  Florida
Constitution limits the amount of taxes, fees, licenses and charges for services imposed by the legislature and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus a growth  adjustment.  Revenues are recognized  when they are both  measurable and available to finance  current expenditures.  Major sources of tax revenues to the General Revenue Fund are the sales and use tax,  corporate  income  tax,  beverage  tax and estate  tax.  The state's intangible personal property tax was repealed effective January 1, 2007.
The sales and use tax is the single  largest  source of tax receipts in Florida.
The State of Florida does not levy ad valorem taxes on real property or tangible personal property,  nor does it impose a personal income tax. As of the close of the 2005 fiscal year, the State's  governmental funds reported a combined ending fund  balance of $16.9  billion,  with $9 billion  reported as  unreserved  fund balance and the remaining amount of $7.9 billion reserved for specific purposes.
The General Fund balance at June 30, 2005 totaled $6.9  billion,  an increase of
$1.8 billion during the fiscal year.

                                       71

     The State created a Florida  Hurricane  Catastrophe Fund in 1993 to provide an ongoing  and stable  source of  reimbursement  to  qualified  insurers  for a portion  of their  catastrophic  hurricane  losses.  It is  intended  to  create additional  insurance  capacity  to ensure  that  covered  structures  and their contents  that have been damaged or destroyed in a hurricane  may be repaired or reconstructed as soon as possible. As of June 30, 2005 the fund had $2.4 billion in net assets available to meet future catastrophic losses.

     Recent Events.  Florida was hit by four major  hurricanes  during both 2004 and 2005.  Reconstruction  that began in 2004 was extended  into 2005.  New home construction  increased  significantly  in  fiscal  year  2004-05.  Billions  of federal,  state and insurance  claim dollars have flowed into Florida's  economy for the  reconstruction.  Total  construction  employment  added  38,000 jobs in fiscal  year  2004-05  and is  expected  to have  created 34, 700 jobs in fiscal
2005-06.

     Debt Management.  Florida's  Constitution and statutes require that Florida not run a deficit in its budget as a whole,  or in any separate  fund within its budget.  Rather,  its budget and funds  must be kept in balance  from  currently available  revenues  each fiscal year.  Additionally,  the Florida  Constitution prohibits Florida from borrowing by issuing bonds to fund its operations.

     Section 11 of Article VII of the State Constitution authorizes the State to issue general  obligation  bonds and revenues  bonds to finance or refinance the cost  of  State  fixed  capital  outlay  projects  authorized  by  law.  General obligation  bonds are  secured  by the full  faith  and  credit of the State and payable from the proceeds of various taxes. Revenue bonds are payable from funds that receive legally restricted  revenues.  The Florida Division of Bond Finance of the State Board of Administration  has the responsibility to issue most State bonds.

     Florida's  outstanding  general  obligation bonds at June 30, 2005, totaled approximately  $17.6  billion  and were  issued to  finance  capital  outlay for educational  projects of local school  districts,  community  colleges and State universities,  environmental  protection,  highway construction and correctional facilities.

     Bond  Ratings.  On January 12, 2005,  Moody's  raised its rating on Florida general  obligation  bonds  from "Aa2" to "Aa1"  with a stable  outlook,  citing
Florida's  better than  expected  economic and financial  performance  in recent years.  On March 3, 2005, S&P raised its ratings on Florida  general  obligation bonds from  "AA+" to "AAA" and Fitch  raised  its  ratings  on  Florida  general obligation bonds from "AA" to "AA+" (ratings  confirmed as of December 8, 2006.)
There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Florida issuers may be unrelated to the  creditworthiness  of obligations  issued by the
State of Florida,  and that there is no  obligation  on the part of the State to make payment on such local obligations in the event of default.

     Litigation. As a result of its size and broad range of activities,  Florida is involved in numerous  routine legal actions.  Currently under  litigation are several  issues  relating  to State  actions  or State  taxes that put at risk a portion of General  Revenue Fund monies.  There is no assurance that any of such matters,  individually  or in the  aggregate,  will not have a material  adverse affect on the State's financial position.

     Florida's  1997  tobacco  settlement  is  expected  to total  more than $11 billion over 25 years. Payments are subject to adjustment for various factors. A portion of the tobacco settlement revenues have been deposited into an endowment fund to provide a perpetual  source of health and human  services for elders and children,  and for biomedical research. As of June 30, 2005, the market value of the endowment was $2,210,231,000.

     The  Tax-Free  Florida  Fund  is  susceptible  to  political,  economic  or regulatory  factors affecting issuers of Florida  municipal  obligations.  These
include  the  possible   adverse  effects  of  certain  Florida   constitutional
amendments,  legislative  measures,  voter  initiatives  and other matters.  The information  provided is only a brief summary of the complex  factors  affecting the  financial  situation  in  Florida  and is  derived  from  sources  that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in Florida or contained in Official Statements for various Florida municipal  obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

                                       72

Factors Affecting the Tax-Free Idaho Fund
     Economic  Outlook.  According  to an  October  2006  forecast  by the Idaho
Division of Financial  Management,  Idaho's  economy is  continuing  to grow and evolve.  It is estimated  that Idaho non-farm  employment  will increase 4.3% in
2006,  Idaho personal  income will rise 8.3%, and population will increase 2.6%.
In comparison,  in 2005 non-farm  employment expanded 4.0%, personal income rose
6.5%,  and  population  grew 2.7%.  The forecast  calls for non-farm  employment growth  to slow to 2.6% in 2007 and  2.4% in  2008.  Idaho  personal  income  is expected  to slow to  6.9%%  in 2007 and  6.5% in  2008.  Population  growth  is expected to slow slightly to 2.2% in 2007 and 2008.

     The private portion of the non-goods  producing  industries,  which include services  and trade,  is  forecast to account for 83% of the total jobs added in the next four years. The non-goods  producing sector is forecast to average 3.9%
growth through 2009. The goods producing  sector,  including the lumber and wood products  sector,  increased  6.3% in 2005.  After 3.5%  growth in 2005 and 4.7%
growth in 2006 Idaho's  logging and wood products  employment is now forecast to shrink  4.8% in 2007 and 3.8% in 2008.  The high  tech  sector is  beginning  to slowly grow after layoffs in 2001,  2002 and 2003 by some of the State's largest high tech  employers  followed  by two flat years.  The number of  computer  and electronics  manufacturing jobs in this sector is currently forecast to increase
2.6% in 2006  and 2.4% in  2007,  and  decrease  slightly  by 2009.  Most of the
State's  employment  growth will continue to come from the  constantly  evolving services-producing sector.

     Revenues and Expenditures.  Article VII of the Idaho Constitution  mandates
that   governmental   expenditures  can  not  exceed   appropriations   so  that
financially-related  legal compliance is assured. At fiscal year end, unexpended appropriation balances generally lapse unless reappropriated by the Legislature.

     The assets of the State exceeded its  liabilities for the fiscal year ended
June 30, 2005, by approximately  $7.1 billion (reported as net assets).  Of this amount, $754.3 million (unrestricted net assets) may be used to meet the State's ongoing obligations to citizens and creditors.  In fiscal year 2005, the State's total  net  assets  increased  by $552.6  million.  Net  assets of  governmental activities  increased  by  $467.1  million,  while net  assets of  business-type activities increased by $85.5 million.

     As a result of a November 1998 Master Settlement Agreement between the five largest  tobacco  manufacturers  and 46 states,  Idaho received cash payments of
$23.2  million  during fiscal year 2005.  Annual  payments are to be received in perpetuity,  subject to numerous  adjustments.  The Millennium Fund, reported as part of the General Fund, was  established by the legislature to account for the money received, however, the receipts are not legally restricted in how they can be used.

     As of the close of the 2005 fiscal  year,  the State's  governmental  funds reported  combined ending fund balances of $1.817  billion,  with $940.1 million reserved for specific purposes and $876.4 million unreserved.  This includes the
General Fund's unreserved fund balance of $544.3 million.

     On July 18, 2006, the State Controller announced the financial condition of the  State for the  fiscal  year  ended  June 30,  2006.  He  reported  that the unexpended,  unencumbered balance of the General Fund was $298 million, which is
$95 million higher than expected.

     Debt Management.  The State of Idaho has no outstanding  general obligation bond debt. Article VIII, Section 1 of the Idaho Constitution was amended in 1998 to specify  that the  legislature  shall not  create  any debts or  liabilities, except in extreme  emergencies,  unless  authorized  by law then approved by the people in a  general  election.  The  section  shall  not  apply to  liabilities incurred  for  ordinary  operating  expenses,  nor  shall  it  apply to debts or liabilities  that  are  repaid  by the end of the  fiscal  year.  The  debts  or liabilities of independent  public bodies  corporate and politic  created by law and which have no power to levy taxes or obligate  the General Fund of the State are not  debts or  liabilities  of the State of Idaho.  The  provisions  of this section shall not make illegal those types of financial  transactions  that were legal on or before November 3, 1998.

                                       73

     The State receives revenues unevenly throughout the year, but pays expenses fairly  evenly  throughout  the  year.  In  order to  manage  this  mismatch  of expenses-to-revenues  the State  Treasurer,  on  approval  of the state board of examiners, may issue a tax anticipation note to smooth out the State's revenues.
The  State  Treasurer  has  in  the  past  issued  internal   General  Fund  tax
anticipation  notes  to  borrow  monies  from  other  available  State  funds or accounts, as well as external tax anticipation notes which were sold in the open market.  All notes issued by the State must mature not later than the end of the then-current  fiscal  year.  Each note when duly  issued is a valid and  binding obligation  of the State of Idaho,  backed by the full  faith and  credit of the
State of Idaho.

     Article VIII, Section 2A, of the Idaho Constitution was adopted in November
2000 to establish the Municipal  Bond Bank  Authority.  The Municipal  Bond Bank
Authority is empowered to purchase the bonds,  notes, or other  obligations of a municipality  issued  or  undertaken  for any  purpose  authorized  by law.  The
Authority is  authorized to lend money to a  municipality  with such loans to be secured by bonds,  notes,  or other  obligations of the  municipality  issued or undertaken as authorized by law.

     At fiscal  year-end  2005,  the State had $563.6  million in long-term debt versus $553.9 million the prior year, an increase of 26%. New debt resulted from the Idaho State University, Boise State University,  University of Idaho and the
Department  of Water  Resources  issuing  revenue  bonds in the amounts of $10.6 million, $23.1 million, $29.4 million and $6.6 million respectively, for various projects.

     Bond  Ratings.   Although  the  State  has  no  general   obligation   debt
outstanding,  Moody's has  assigned  the State an issuer  rating of "Aa2" with a stable  outlook.  Moody's  upgraded  the  issuer  rating  from "Aa3" to "Aa2" on
December  21, 2004  (rating  confirmed  as of December 8, 2006.) There can be no assurance that such rating will be maintained in the future.  It should be noted
that the  creditworthiness  of obligations  issued by local Idaho issuers may be unrelated to the  creditworthiness  of obligations,  including Tax  Anticipation
Notes, issued by the State of Idaho, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Litigation.  At any given time there may be numerous civil actions  pending against the State of Idaho which could,  if  determined  adversely to the State, affect the State's expenditures and, in some cases, its revenues.

     The Tax-Free Idaho Fund is susceptible to political, economic or regulatory factors  affecting  issuers of Idaho  municipal  obligations.  These include the possible adverse effects of certain Idaho constitutional amendments, legislative measures,  voter initiatives and other matters. The information provided is only a brief summary of the complex  factors  affecting  the  financial  situation in
Idaho and is derived from sources that are generally  available to investors and are believed to be accurate.  It is based in part on  information  obtained from various  State and local  agencies in Idaho or contained in Official  Statements for various Idaho municipal  obligations.  No independent  verification has been made of the accuracy or completeness of any of the preceding information.

Factors Affecting the Tax-Exempt Minnesota Funds
     Economic Outlook.  Minnesota's economy grew during fiscal year 2005, but by most measures it did not perform as well as the U.S.  averages.  Wage growth has not kept pace with job formation. Strong job growth in below-average salary jobs slowed the growth in average  salaries to 4.9% in first quarter 2006, lower than the national rate of 5.8%. Second quarter 2006 saw increases over second quarter
2005 of 1.9% in total non-farm  employment,  3.8% unemployment and 5.3% personal income.

                                       74

     In November  2006 the  Minnesota  Department  of  Employment  and  Economic
Development  reported that Minnesota's economy appeared to be performing well in
2006.  Between  October 2004 and October 2005 employment grow by 3% in Minnesota and 2.8% nationally.  Minnesota's 2005 payroll employment during the entire year increased by 21,000 and a total of 54,700 jobs have been added through the first ten months in 2006.  Construction employment grew faster elsewhere in the nation than in Minnesota  during the past two years, due in part to the rebuilding from the 2005  hurricane  season.  However,  in most other major  sectors,  Minnesota employment has grown faster than the U.S. average. Manufacturing and information sectors  employment  has grown in Minnesota even though  national  employment in those sectors has declined. Education and health care, professional and business services,  and leisure and  hospitality  were the sectors  showing the  greatest percentage  growth in Minnesota  employment during the past two years. All three grew about 5.7% while their U.S.  counterparts  grew at a slightly  slower pace.
Minnesota  is  anticipated  to trail the U.S.  in 2005 and lead the U.S. in 2006 with Minnesota employment increasing 1% and 2.1% in 2005 and 2006, respectively.
Drought conditions through much of Minnesota in 2006 have impacted  agricultural
producers,   particularly  in  the  area  of  livestock  operations  which  have experienced damaged pasture and range conditions.

     In fiscal 2007, the economy is expected to slow nationally and in Minnesota with Minnesota generally tracking the U.S. through 2009. The housing sector is a major concern,  but may be partially offset by increases in commercial building.
Income and employment are expected to continue to grow, but at a slightly slower rate than in fiscal 2006 and at a rate well below the late 1990's rates.

     Revenues and Expenditures. Minnesota operates on a two-year budget cycle (a biennium).  The governor's  biennial  budget is presented to the  legislature in
January of odd numbered years for the upcoming biennium.  State statutes and its constitution require a balanced budget.

     The assets of the State exceeded  liabilities at the fiscal year ended June
30, 2005 by $9.1 billion (presented as net assets). Of this amount, a deficit of
$675 million was reported as unrestricted net assets.  As of the end of the 2005 fiscal  year,  the State's  governmental  funds  reported  combined  ending fund balances of $3.6  billion,  an increase of $561 million  compared with the prior year.

     The General Fund is the chief  operating  fund of the State.  At the end of the 2005  fiscal  year,  the General  Fund  included a deficit of $68 million in unreserved  fund balance,  while  showing a $93 million total fund balance.  The remaining  governmental  funds reported $182 million of undesignated  unreserved fund balance, which is available for spending at the government's discretion and
$484 million in designated fund balance. The November 2006 Department of Finance forecast for the 2006-07 biennium projects an ending balance of $1.038 billion.

     Legislation/Litigation.  At any given time there are numerous civil actions pending against the State of Minnesota  which could, if determined  adversely to the State,  materially  affect the State's  expenditures and, in some cases, its revenues.  Payment  of  tort  claims  against  the  State  is  made  from  funds appropriated  by  the  Minnesota  legislature  to  agencies  for  their  general operations. The maximum limits of limits of liability for tort claims arising in
Minnesota are $300,000 for any one claim and $1 million for any number of claims arising out of a single occurrence.  Lawsuits based on non-tort theories furnish another basis for liability.  Included in the State's outstanding litigation are matters related to eminent domain action litigation,  cigarette taxes, Medicaid, child support  collection,  corporate income taxes,  wrongful death and personal injury cases. Any one of these cases or classes of cases, if decided  adversely, could result in an expenditure of State moneys of over $10 million.

     Debt Management.  The State debt management policy has five guidelines. The first requires that appropriation for debt service should not exceed 3.0% of the total  projected  biennial  General Fund  non-dedicated  revenues.  The ratio of transfers to net  non-dedicated  revenues for the biennium ending June , 2005 is
2.1%. The second and third  guidelines  state that the total amount of Minnesota
State general  obligation  bonded debt should not exceed 2.5% of State  personal income, and also that the total debt of State agencies should not exceed 3.5% of total personal  income.  This ratio was 2.99% based on debt  outstanding on June
30,  2005,  and  estimated  personal  income for that  fiscal  year.  The fourth guideline  states that the total amount of State general  obligation debt, moral obligation debt, State bond guarantees, equipment capital leases and real estate leases  should not exceed  5.0% of State  personal  income.  That ratio was 3.2%
based on information at June 30, 2005. The fifth guideline  states that 40.0% of general obligation debt shall be due within five years and 70% within ten years.
As of June  30,  2006,  70.3%  of the  State's  general  obligation  bonds  were scheduled to mature  within ten years and 40.1% were  scheduled to mature within five years.

                                       75

     The total amount of State general  obligation bonds outstanding on November
1, 2006, was  approximately $4 billion.  The total amount of general  obligation bonds  authorized  but unissued as of November 1, 2006, was  approximately  $1.3 billion.

     Moody's rates Minnesota's  general obligation bonds Aa1 and S&P's rates the
State's  general  obligation at AAA (ratings  confirmed as of December 8, 2006.)
There can be no assurance that such ratings will be maintained in the future. It should  be noted  that  the  creditworthiness  of  obligations  issued  by local
Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of  Minnesota,  and that there is no  obligation on the part of the
State to make payment on such local obligations in the event of default.

     Each Tax-Free  Minnesota  Fund is  susceptible  to  political,  economic or regulatory factors affecting issuers of Minnesota municipal  obligations.  These include  the  possible  adverse  effects  of  certain  Minnesota  constitutional amendments, legislative measures and voter initiatives. The information provided is only a brief summary of the complex factors affecting the financial situation in  Minnesota  and is derived  from  sources  that are  generally  available  to investors  and are believed to be accurate.  It is based in part on  information obtained  from  various  State and local  agencies in  Minnesota or contained in
Official Statements for various Minnesota municipal obligations.  It is based in part on information  obtained from various State and local agencies in Minnesota or contained in Official Statements for various Minnesota municipal obligations.
No independent verification has been made of the accuracy or completeness of any of the following information.

Factors Affecting the Tax-Free New York Fund
     Economic  Condition and Outlook.  The State's economy began its fourth year of  expansion,  but the most recent  data  indicates  that the State's  economic momentum  peaked during the first half of 2005,  presaging the current  national slowdown.  Health,  education,  professional  and business  services and tourism sectors are expected to continue to lead economic  growth,  but the overall pace of State growth is expected to slow going forward. Total state employment growth is now projected as 0.8% for 2006 and 0.7% for 2007.  Private sector  employment growth is  projected to slow to 0.8% in 2007  following  growth of 1% this year.
Although  the Federal  Reserve's  cycle of monetary  tightening  appears to have ended,  the effects of past interest rate  increases  continue to pose a risk to financial  sector profits.  Lower than anticipated  securities  industry profits could result in lower bonus and wage  income,  the effects of which would ripple through the downstate regional economy. A return to higher energy prices poses a particular risk to the State's tourism sector.

     Many large Wall Street firms are posting record revenues and profits, which are driving up personal income and business tax collections and has been a major factor in the City and State  economies.  New York State incomes are  responding positively  to the recovery in the  financial  markets and in higher Wall Street profits and bonuses.  The securities  industry is a major industry in the State, and  although  it only  accounted  for 5% of all jobs in the  City in  2006,  it continues to be a major source of income,  accounting  for over 20% of all wages earned in the City. This income, together with securities firms' profits and the capital gains generated by financial market activity,  are the basis for a major source of tax revenues for the City and State.

     Personal  income gained 4.2% in 2005 and 5.8% in 2006, but is expected grow more slowly in 2007 with a 5.4% gain.  While New York State's  output and income growth have improved substantially,  the improvement in employment has been more modest.  The State's  economy has not yet  regained the number of jobs it had in
2000,  and New York's gains  continue to lag behind the rest of the country.  In
2005,  employment in the State increased by 0.90% and is anticipated to increase
0.8% in 2006  and  0.7% in  2007.  State  unemployment  rates  rose  during  the recession,  but are now  declining as the economy  recovers.  During  2006,  the
State's unemployment rate averaged 4.9, down from an average of 5.0% in 2005.

     Costs associated with cleanup and rebuilding from the June 2006 flooding in central New York could reach $100 million.

     General  Government  Results.  An  operating  surplus  of $1.6  billion  is reported  in the New York State  General  Fund for  fiscal  year  2005-06.  This results  in an  accumulated  General  Fund  balance of $2.2  billion.  The State completed  its fiscal  year March 31,  2006 with a combined  Governmental  Funds operating surplus of $3.8 billion as compared to a combined  Governmental  Funds operating  surplus for the preceding  fiscal year of $2.1 billion.  The combined
2005-06  operating surplus of $3.8 billion included  operating  surpluses in the
General  Fund of $1.6  billion  and other  Governmental  Funds of $2.8  billion, offset by an operating  deficit in the General  Obligation Debts Service Fund of
$608 million.

                                       76

     The State's financial  position as shown in its Governmental  Funds Balance
Sheet as of March 31, 2006 includes a fund balance in its Governmental  Funds of
$12.2  billion  represented  by  liabilities  of  $19.9  billion  and by  assets available to liquidate such liabilities of $32.1 billion. The Governmental Funds fund balance includes a $2.2 billion accumulated General Fund balance.

     Debt  Administration.  There are a number of methods by which the State may incur general  obligation  debt.  The State may issue general  obligation  bonds approved by the voters and notes in anticipation of such bonds. The State,  with voter  approval,  may also  directly  guarantee  obligations  of public  benefit corporations.  Payments  for  debt  service  on  State  general  obligation  and
State-guaranteed  bonds or notes  are  legally  enforceable  obligations  of the
State. The State has never been called upon to make any direct payments pursuant to its guarantee.

     The State had $3.470  billion in general  obligation  bonds  outstanding at
2006 fiscal  year-end.  During the year the State issued $159 million in general obligation  bonds  and  redeemed  $341  million.  The total  amount  of  general obligation  bonded debt  authorized  but not yet issued at 2004-05  year-end was
$3.6 billion.

     The State has also entered into  lease/purchase  agreements  with  selected public  benefit  corporations  and  municipalities  for  certain of its  capital facilities.  Under the  agreements,  construction  costs are initially paid from appropriations  and repaid to the State from proceeds of bond issues.  The State has also entered into other  financing  agreements  with several  public benefit corporations. The terms of these arrangements require the State to fund the debt service  requirements  of the  specific  debt issued by the  entity.  The public benefit corporations will generally retain title to the assets acquired with the bond proceeds. As of March 31, 2006, the State had long-term debt obligations of
$34.049 billion under lease/purchase and other financing  arrangements (nonvoter approved), a decrease of $306 million from fiscal 2005.

     In the most recent State annual report,  concerns were raised regarding the increasing  amount of debt  issued  that has lead to an  enormous  debt load and structural deficit, noting that the enacted 2006-07 budget contains an estimated budget gap of as much as $13.9 billion, with spending projected to grow twice as fast as revenues between 2005-06 and 2008-09.  It was also noted that the budget authorized  a total of $16.5  billion in new debt this year alone.  New York now ranks second highest in state and local per capita debt after Alaska.

     Bond Ratings.  The State's  general  obligation  bonds are rated AA (with a stable  outlook) by Standard  and Poor's  Corporation,  Aa3 by Moody's and A+ by
Fitch (ratings confirmed as of December 8, 2006.) There can be no assurance that such  ratings  will be  maintained  in the  future.  It should be noted that the creditworthiness  of  obligations  issued  by  local  New  York  issuers  may be unrelated  to the  creditworthiness  of  obligations  issued by the State of New
York,  and that there is no  obligation on the part of the State to make payment on such local obligations in the event of default.

     Risk  Management.  New York State does not  insure its  buildings  or their contents against theft,  fire or other risks and does not insure its automobiles against the possibility of bodily injury and property  damages.  The State does, however,  have  fidelity  insurance on State  employees.  Workers'  compensation coverage is provided on a self-insurance basis.

     Litigation.  The  State  is  a  defendant  in  numerous  legal  proceedings pertaining to matters  incidental  to the  performance  of routine  governmental operations.  Such  litigation  includes,  but is not limited to, claims asserted against the State  arising from alleged  torts,  alleged  breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws.

     Included  in the  State's  outstanding  litigation  are a  number  of cases challenging  the  legality or the  adequacy of a variety of  significant  social welfare  programs  primarily  involving  the State's  Medicaid and mental health
programs.   Adverse  judgments  in  these  matters  generally  could  result  in injunctive  relief coupled with  prospective  changes in patient care that could require substantial increased financing of the litigated programs in the future.

     With respect to pending and threatened  litigation,  the State has reported liabilities of $119 million for awarded and anticipated  unfavorable  judgments.
In addition,  the State is party to other claims and  litigation  that its legal counsel  has  advised  may  result in  possible  adverse  court  decisions  with estimated potential losses of nearly $295 million.

                                       77

     The  Tax-Free  New York  Fund is  susceptible  to  political,  economic  or regulatory  factors  affecting  issuers of New York municipal  obligations.  The information  provided is only a brief summary of the complex  factors  affecting the  financial  situation  in New  York and is  derived  from  sources  that are generally available to investors and are believed to be accurate. It is based in part  on  information  obtained  from  various  State  agencies  in New  York or contained in Official Statements for various New York municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors Affecting Puerto Rico
     Geographic  Location  and  Demography.  The  Commonwealth  of  Puerto  Rico
("Puerto Rico" or the "Commonwealth") is the fourth largest Caribbean island and is located  approximately 1,600 miles southeast of New York. It is approximately
100  miles  long  and 35 miles  wide.  According  to  United  States  government statistics,  the population of Puerto Rico was  approximately  3,927,188 in July
2006, compared to 3,815,909 in July 2000.

     Relationship with the United States. Puerto Rico came under the sovereignty of the United  States with the  signing of the Treaty of Paris on  December  10,
1898,  at the  conclusion  of the  Spanish-American  War.  Puerto  Ricans became citizens  of the United  States in 1917.  In 1950,  the  Congress  of the United
States enacted Public Law 600 in order to provide for an increased  Puerto Rican
self-government.   This  law  set  forth  the  political,  economic  and  fiscal relationship between Puerto Rico and the United States. It also provided for the drafting and adoption of a local  constitution,  which became effective July 25,
1952.

     The United States and the Commonwealth  share a common defense,  market and currency.  Puerto Rico  exercises  virtually  the same control over its internal affairs as any of the fifty  states of the United  States.  However,  it differs from the states in its relationship  with the United States federal  government.
The people of Puerto Rico are  citizens of the United  States but do not vote in national  elections (they can only vote in local (Puerto Rico)  elections).  The
people  of  the   Commonwealth   are  represented  in  Congress  by  a  Resident
Commissioner  who has a voice,  but no vote,  in the  House of  Representatives.
Puerto Rico is a  self-governing  commonwealth  in  association  with the United
States.  The chief of state of the  Commonwealth  is the President of the United
States. The head of government is an elected Governor. There are two legislative chambers: the House of Representatives and the Senate.

     While  Puerto Rico has  authority  over its  internal  affairs,  the United
States  controls  interstate  trade,  foreign  relations and  commerce,  customs administration,  control  of air,  land and  sea,  immigration  and  emigration, nationality and citizenship, currency, maritime laws, military service, military bases, army, navy and air force, declaration of war,  constitutionality of laws,
jurisdictions     and     legal     procedures,      treaties,     radio     and
television--communications,  agriculture,  mining and minerals, highways, postal system,  social  security,  and other areas generally  controlled by the federal government in the United  States.  Puerto Rican  institutions  control  internal affairs  unless  U.S.  law is  involved,  as in  matters  of public  health  and pollution.  The major differences  between Puerto Rico and the 50 states are its local taxation system and exemption from most federal taxes,  its lack of voting representation in either house of the U.S. Congress, the ineligibility of Puerto
Ricans to vote in presidential elections,  and its lack of participation in some revenues reserved for the states.

     Economy.  The Commonwealth has established  policies and programs  directed principally at developing the  manufacturing and services sectors of the economy and expanding and modernizing the  Commonwealth's  infrastructure.  Domestic and foreign investment has been stimulated by selective tax exemptions,  development loans,  and other  financial and tax  incentives.  Infrastructure  expansion and modernization  have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations and municipalities.  Economic progress has  been  aided  by  significant  increases  in the  levels  of  education  and occupational skills of the Commonwealth's population.

     The economy of Puerto Rico is closely linked to the United States  economy.
Factors affecting the United States economy usually have a significant impact on the  performance  of the Puerto Rico  economy.  These factors  include  exports, direct  investment,  transfer  payments,  interest rates,  inflation and tourist
expenditures.   During   fiscal   year  2005  (from  July  2004  to  June  2005)
approximately 83% of Puerto Rico's exports went to the United States,  which was also the source of approximately 50% of Puerto Rico's imports.

                                       78

     Puerto Rico has  experienced  more than two decades of economic  expansion.
Almost every sector of the economy participated, and record levels of employment
were   achieved.    Factors    contributing    to   this   expansion    included
government-sponsored  economic development  programs,  increases in the level of federal transfers, a significant expansion in construction  investment driven by infrastructure  projects  and private  investment,  primarily  in  housing,  the relatively  low cost of  borrowing  and low oil  prices.  The  economy  has been expanding  at a modest 2.3% annual rate since the last  recession in fiscal year
2002.  However, in response to recent key economic  indicators,  the Puerto Rico
Planning Board recently  lowered its real gross national  product  forecast from
2.2% to 1.2% for fiscal year 2006 and from 2.5% to 0.6% for fiscal year 2007.

     The  dominant  sectors of the Puerto  Rico  economy are  manufacturing  and services.  The manufacturing  sector has undergone  fundamental changes over the years  as a result  of  increased  emphasis  on  higher  wage,  high  technology industries,  such as  pharmaceuticals,  biotechnology,  electronics,  computers, microprocessors,  professional  and  scientific  instruments  and  certain  high technology  machinery  and  equipment.  During  fiscal  year  2006  this  sector generated an estimated $33.1 billion or, 40.4%, of gross domestic  product.  The services sector, including finance, insurance, real estate, wholesale and retail trade and tourism,  ranks second only to  manufacturing  in  contribution to the gross domestic product and leads all sectors in providing employment,  employing an estimated  547,057  workers in fiscal year 2005 and  accounting  for 52.5% of total non-farm employment. The service sector generated $32.3 billion, or 39.4%, of Puerto Rico's gross domestic product during fiscal year 2005.

     Puerto  Rico is heavily  dependent  on oil imports  for the  production  of electricity.  As a  result  of  the  construction  of two  cogeneration  plants, however,  one of which is fueled by liquefied natural gas and the other by coal,
Puerto Rico's  dependence on oil imports for the production of  electricity  has been  reduced  from 99% to 72%.  As part of their  effort to reduce  the cost of doing  business in Puerto Rico,  the  Electric  Power  Authority is  considering building an third cogeneration power plant fueled by liquefied natural gas.

     The  Commonwealth's  gross  product in fiscal year 2005 was $53.3  billion.
This  represents an increase in nominal gross product of 28.74% from fiscal year
2000. Since fiscal year 1985,  personal  income,  both aggregate and per capita, has  increased  consistently  each fiscal year.  In fiscal year 2005,  aggregate personal  income was $48.8  billion and personal  income per capita was $12,502.
The Puerto Rico Planning  Board's  preliminary  report of real gross product for fiscal year 2005 indicates an increase of 2.0% in real gross national product

     According  to the  Puerto  Rico  Department  of Labor and  Human  Resources
Household  Employment Survey , employment increased from an average of 1,205,602 in fiscal year 2004 to an average of 1,237,600 in fiscal year 2005.  The average unemployment  rate  increased  from 10.6% in fiscal year 2005 to 11.7% in fiscal year  2006.  The  unemployment  rate  increased  due to the  partial  government shutdown in May 2006.

     Tax  Incentives.  One factor that has promoted and continues to promote the development  of the  manufacturing  sector in Puerto  Rico has been the  various local and federal tax  incentives  available,  particularly  those under  Puerto
Rico's Industrial Incentives Program and, until recently Sections 30A and 936 of the  Code.  Under  various  industrial  incentives  laws  companies  engaged  in manufacturing  and certain other designated  activities were eligible to receive full or partial exemption from income, property, and other local taxes. The 1998
Tax Incentives Act, the most recent of these industrial incentive laws, is aimed at promoting investment in Puerto Rico.

     Incentives  under the United  States  Tax Code.  The Tax Reform Act of 1976
created  Section  936 of the Code,  which  revised the tax  treatment  of United
States  corporations  operating  in Puerto Rico by taxing such  corporations  on their  worldwide  income in a manner  similar  to that  applicable  to any other
United States  corporation but providing such corporations a full credit for the federal tax on their  business and qualified  investment  income in Puerto Rico.
The credit  provided an effective  100% federal tax  exemption for operating and qualifying investment income from Puerto Rico sources. As a result of amendments to  Section  936 made in 1996 (the "1996  Amendments"),  the tax credit is being phased out over a ten-year  period for companies  that were  operating in Puerto
Rico  in  1995  and is no  longer  available  for  corporations  that  establish operations  in Puerto Rico after  October 13,  1995.  The 1996  Amendments  also eliminated  the credit  previously  available  for income  derived  from certain qualified investments in Puerto Rico.

                                       79

     Most of the major  pharmaceutical,  instrument  and  electronics  companies manufacturing  in Puerto Rico, that were operating under section 936 of the Code have  reorganized  their Puerto Rico  operations  to become  controlled  foreign corporations  ("CFCs").  CFCs are corporations  organized  outside the U.S., but controlled by U.S.  shareholders.  Generally, a CFC may defer payment of federal income taxes on its trade or business income until such income is repatriated to the U.S.  in the  form of  dividends  or  through  investment  in  certain  U.S.
properties.

     Debt and, Revenues and Expenditures. The Constitution of Puerto Rico limits the amount of general obligation (full faith and credit) debt that can be issued or guaranteed by the  Commonwealth to 15% or less of the average annual internal revenues of the Commonwealth for the two preceding fiscal years.  Direct debt of the Commonwealth is supported by Commonwealth  taxes.  Debt of municipalities of the Commonwealth,  other than bond anticipation  notes, is supported by real and personal property taxes and municipal license taxes. As of March 31, 2006, total public sector debt of the Commonwealth (in thousands) was equal to $39,478,944.

     The 2005 fiscal year budget  remained in effect through fiscal year 2006 as the Governor and opposition  party  legislators were unable to agree on a fiscal year 2006 budget.  Expenditures  continue to exceed revenues. As a result of the rising  budget  deficit  the  Commonwealth  was  unable to meet  certain  of its operating  expenditures,  including payroll, in 2006. The legislature approved a
$531.5 million loan from the Government  Development  Bank to be repaid from the revenues of a newly approved  Consumption  tax and the Governor signed a Deficit
Executive  Order in April 2006  reducing the amount of  expenditures  by closing certain non-essential government offices and schools on May 1, 2006 and granting
95,000  public  employees as two-week  unpaid leave of absence.  These  measures permitted the government to resume full operation by May 15, 2006.

     Preliminary  General  Fund total  revenues for fiscal year 2006 were $8.545 billion,  representing  an increase of $239 million,  or 2.9%,  from fiscal year
2005 revenues.  Actual preliminary expenditures for fiscal year 2006 were $9.683 billion. The Commonwealth's budgeted expenditures for fiscal year 2007 of $9.488 billion  exceed  projected  revenues  of $9.163  billion by  approximately  $325 million.  The Commonwealth expects to cover the combined budget deficit and 2006 cash shortfall of $620 million through the implementation of more spending cuts, a possible increase in tax revenues and cash management mechanisms.

     Act No. 117 of July 4, 2006 ("Act  117")  amends the Puerto  Rico  Internal
Revenue Code of 1994 to provide,  among other things, for a general sale and use tax of  5.5%  to be  imposed  by the  central  government  and  authorizes  each municipal  government  to impose a municipal  sale and use tax of 1.5%.  Act 117 also repeals a 5% general  excise tax imposed on certain  imported goods and the
3.6% general  excise tax imposed on certain goods  manufactured  in Puerto Rico.
Act 117 provided for a transition  period  special income tax rates with respect to certain  transactions  occurring  on or between  July 1, 2006 and December 1,
2006.  The  provisions  of Act 117 are expected to generate  approximately  $264 million by December  31,  2006.  The  Legislative  Assembly  has  authorized  to increase the sales tax by 1% if these  provisions  do not generate $1 billion by
December 31, 2006.  The 1% increase would remain in effect until it has produced along with the aforementioned provisions of Act 177, a total of $1 billion.

     Bond Ratings.  As of May 8, 2006,  Moody's  downgraded  the  Commonwealth's outstanding  general  obligation  bonds from "Baa2" to "Baa3." In May 2005,  S&P downgraded the Commonwealth's  outstanding general obligation bonds from "A-" to
"BBB" (ratings confirmed as of December 8, 2006.) Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance  that any ratings will continue for any period of time or that they will not be revised or withdrawn.  It should be noted that the  creditworthiness of  obligations  issued by local  Puerto  Rican  issuers may be unrelated to the creditworthiness  of obligations  issued by the Commonwealth of Puerto Rico, and there is no obligation on the part of the  Commonwealth  to make payment on such local obligations in the event of default.

     The  information  provided is only a brief  summary of the complex  factors affecting  the  financial  situation  in Puerto Rico and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on  information  obtained  from  various  Commonwealth  and  local agencies in Puerto Rico or contained in Official  Statements  for various Puerto
Rican municipal  obligations.  No independent  verification has been made of the accuracy or completeness of any of the preceding information.

                                      * * *

                                       80

APPENDIX B - DESCRIPTION OF RATINGS

General Rating Information
     The  ratings  list  below can be  further  described  as  follows.  For all categories lower than Aaa, Moody's Investors  Service,  Inc. includes a "1," "2"
or "3"  following  the  rating  to  designate  a  high,  medium  or low  rating, respectively.  Similarly,  for all categories lower than AAA,  Standard & Poor's and Fitch,  Inc. may add a "+" or "-"  following  the rating to  characterize  a higher or lower rating, respectively.

Bonds
Moody's         Aaa     Highest quality, smallest degree of investment risk.
Investors
Service, Inc.   Aa      High quality;  together  with Aaa bonds,  they compose
                        the high-grade bond group

                A       Upper-medium-grade    obligations;    many   favorable
                        investment attributes.

                Baa     Medium-grade  obligations;  neither  highly  protected
                        nor poorly  secured.  Interest  and  principal  appear
                        adequate  for  the  present,  but  certain  protective
                        elements may be lacking or may be unreliable  over any
                        great length of time.

                Ba      More uncertain with speculative  elements.  Protective
                        of   interest   and   principal   payments   not  well
                        safeguarded in good and bad times.

                B       Lack   characteristics   of   desirable    investment;
                        potentially  low  assurance  of  timely  interest  and
                        principal  payments or  maintenance  of other contract
                        terms over time.

                Caa     Poor standing,  may be in default;  elements of danger
                        with respect to principal or interest payments.

                Ca      Speculative  in high  degree;  could be in  default or
                        have other marked shortcomings.

                C       Lowest  rated.   Extremely   poor  prospects  of  ever
                        attaining investment standing.

Standard &      AAA     Highest  rating;  extremely  strong  capacity  to  pay
Poor's                  principal and interest.

                AA      High  quality;  very strong  capacity to pay principal
                        and interest.

                A       Strong   capacity  to  pay   principal  and  interest;
                        somewhat more  susceptible  to the adverse  effects of
                        changing circumstances and economic conditions.

                BBB     Adequate  capacity  to  pay  principal  and  interest;
                        normally exhibit adequate protection  parameters,  but
                        adverse economic conditions or changing  circumstances
                        more  likely  to  lead  to  weakened  capacity  to pay
                        principal and interest than for higher-rated bonds.

                BB, B,  Predominantly   speculative   with   respect   to  the
                CCC,    issuer's capacity to meet  required   interest  and
                CC      principal payments. BB-lowest   degree  of  speculation;
                        CC-the  highest degree  of speculation.   Quality   and
                        protective characteristics  outweighed by large
                        uncertainties or major risk exposure to adverse
                        conditions.

                D       In default.

Fitch, Inc.     AAA     Highest  quality;  obligor  has  exceptionally  strong
                        ability to pay interest and repay principal,  which is
                        unlikely  to be  affected  by  reasonably  foreseeable
                        events.

                AA      Very high quality;  obligor's  ability to pay interest
                        and repay  principal  is very  strong.  Because  bonds
                        rated   in  the   AAA  and  AA   categories   are  not
                        significantly   vulnerable   to   foreseeable   future
                        developments,  short-term  debt of  these  issuers  is
                        generally rated F-1+.

                A       High  quality;  obligor's  ability to pay interest and
                        repay  principal is considered  to be strong,  but may
                        be more  vulnerable  to adverse  changes  in  economic
                        conditions and circumstances than higher-rated bonds.

                BBB     Satisfactory credit quality;  obligor's ability to pay
                        interest and repay  principal is considered  adequate.
                        Unfavorable   changes  in  economic   conditions   and
                        circumstances  are more  likely  to  adversely  affect
                        these   bonds   and   impair   timely   payment.   The
                        likelihood  that the  ratings of these bonds will fall
                        below    investment   grade   is   higher   than   for
                        higher-rated bonds.

                BB,     Not investment grade;  predominantly  speculative with
                CCC,    respect to the  issuer's  capacity  to repay  interest
                CC, C   and repay  principal in  accordance  with the terms of
                        the obligation  for bond issues not in default.  BB is
                        the least speculative.  C is the most speculative.

                                       81

Commercial Paper
Moody's                   S&P                         Fitch
P-1 Superior quality      A-1+ Extremely strong       F-1+ Exceptionally strong quality
                               quality                F-1  Very strong quality
                          A-1  Strong quality         F-2  Good credit quality
P-2 Strong quality        A-2  Satisfactory quality   F-3  Fair quality
P-3 Acceptable quality    A-3  Adequate quality       F-S  Weak credit quality
                          B    Speculative quality
                          C    Doubtful quality

State and Municipal Notes
Moody's                        S&P                            Fitch
MIG1/   Best quality           SP1+  Very strong quality      F-1+  Exceptionally strong quality
VMIG1                          SP1   Strong grade             F-1   Very strong quality
MIG2/   High quality           SP2   Satisfactory grade       F-2   Good credit quality
VMIG2
MIG3/   Favorable quality                                     F-3   Fair credit quality
VMIG3
MIG4/   Adequate quality
VMIG4
SG      Speculative quality    SP3   Speculative grade        F-S   Weak credit quality

Earnings and Dividend Rankings for Common Stocks
     Standard & Poor's.  The investment  process involves  assessment of various factors  -- such as product  and  industry  position,  corporate  resources  and financial  policy -- with  results  that make some  common  stocks  more  highly esteemed  than  others.  In this  assessment,  Standard & Poor's  believes  that earnings and dividend  performance  is the end result of the  interplay of these factors  and that,  over the long run,  the  record  of this  performance  has a considerable bearing on relative quality. The rankings,  however, do not pretend to  reflect  all of the  factors,  tangible  or  intangible,  that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and  interest,  called  creditworthiness,  cannot be applied to common stocks,  and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and  stability of earnings and  dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of  departure  in  arriving at these  rankings is a  computerized scoring  system  based on per-share  earnings  and dividend  records of the most recent ten years -- a period  deemed  long  enough to measure  significant  time segments of secular growth,  to capture  indications of basic change in trend as they  develop,  and to  encompass  the full  peak-to-peak  range of the business cycle.  Basic scores are computed for earnings and  dividends,  then adjusted as indicated  by a set of  predetermined  modifiers  for growth,  stability  within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further,  the ranking system makes allowance for the fact that, in general,
corporate  size  imparts  certain  recognized   advantages  from  an  investment
standpoint. Conversely, minimum size limits (in terms of corporate sales volume)
are set for the various rankings,  but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

                                       82

     The  final  score for each  stock is  measured  against  a  scoring  matrix determined  by  analysis of the scores of a large and  representative  sample of stocks.  The range of scores in the array of this sample has been  aligned  with the following ladder of rankings:

---- -------------- ------ ------------------ ----- ---------------------
A+   Highest        B+     Average            C     Lowest
---- -------------- ------ ------------------ ----- ---------------------
A    High           B      Below Average      D     In Reorganization
---- -------------- ------ ------------------ ----- ---------------------
A-   Above Average  B-     Lower
---- -------------- ------ ------------------ ----- ---------------------

     NR signifies no ranking because of  insufficient  data or because the stock is not amenable to the ranking process.

     The  positions  as  determined  above may be modified in some  instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

     A ranking is not a forecast  of future  market  price  performance,  but is basically an  appraisal  of past  performance  of earnings  and  dividends,  and
relative  current   standing.   These  rankings  must  not  be  used  as  market
recommendations;  a high-score stock may at times be so overpriced as to justify its sale,  while a  low-score  stock may be  attractively  priced for  purchase.
Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal  company  policies not yet fully reflected in the earnings and dividend record,  public relations  standing,  recent  competitive  shifts, and a host of other factors that may be relevant to investment status and decision.

                                       83

Preferred Stock Rating
Moody's            Aaa      Considered  to  be a  top-quality  preferred  stock.
Investors                   This rating  indicates good asset protection and the
Service, Inc.               least  risk  of  dividend   impairment   within  the
                            universe of preferred stocks.

                   Aa       Considered  a  high-grade   preferred  stock.   This
                            rating indicates that there is reasonable  assurance
                            that  earnings  and  asset  protection  will  remain
                            relatively   well   maintained  in  the  foreseeable
                            future.

                   A        Considered  to be an  upper-medium  grade  preferred
                            stock.   While  risks  are  judged  to  be  somewhat
                            greater than in the "aaa" and "aa"  classifications,
                            earnings  and asset  protection  are,  nevertheless,
                            expected to be maintained at adequate levels.

                   Baa      Considered  to  be   medium-grade,   neither  highly
                            protected  nor poorly  secured.  Earnings  and asset
                            protection  appear  adequate  at present  but may be
                            questionable over any great length of time.

                   Ba       Considered  to  have  speculative  elements  and its
                            future cannot be considered  well assured.  Earnings
                            and asset  protection  may be very  moderate and not
                            well    safeguarded    during    adverse    periods.
                            Uncertainty  of  position  characterizes   preferred
                            stocks in this class.

                   B        Generally lacks the  characteristics  of a desirable
                            investment.   Assurance  of  dividend  payments  and
                            maintenance  of other  terms of the  issue  over any
                            long period of time may be small.

                   Caa      Likely to be in arrears on dividend  payments.  This
                            rating  designation does not purport to indicate the
                            future status of payments.

                   Ca       Speculative  in a high degree and is likely to be in
                            arrears  on  dividends  with  little  likelihood  of
                            eventual payment.

                   C        The lowest rated class of  preferred  or  preference
                            stock.  Issues  so rated can be  regarded  as having
                            extremely  poor prospects of ever attaining any real
                            investment standing.

Standard &         AAA      Has the  highest  rating  that  may be  assigned  by
Poor's                      Standard  & Poor's to a  preferred  stock  issue and
                            indicates  an extremely  strong  capacity to pay the
                            preferred stock obligations.

                   AA       Qualifies as a high-quality  fixed income  security.
                            The capacity to pay preferred  stock  obligations is
                            very  strong,  although not as  overwhelming  as for
                            issues rated "AAA."

                   A        Backed  by a sound  capacity  to pay  the  preferred
                            stock  obligations,  although  it is  somewhat  more
                            susceptible  to the  adverse  effects  of changes in
                            circumstances and economic conditions.

                   BBB      Regarded  as backed by an  adequate  capacity to pay
                            the   preferred   stock   obligations.   Whereas  it
                            normally  exhibits adequate  protection  parameters,
                            adverse    economic     conditions    or    changing
                            circumstances  are more likely to lead to a weakened
                            capacity to make  payments for a preferred  stock in
                            this category than for issues in the "A" category.

                   BB, B,   Regarded,  on balance, as predominantly  speculative
                   CCC      with  respect  to  the  issuer's   capacity  to  pay
                            preferred  stock  obligations.  "BB"  indicates  the
                            lowest degree of  speculation  and "CCC" the highest
                            degree  of  speculation.   While  such  issues  will
                            likely   have   some    quality    and    protective
                            characteristics,   these  are  outweighed  by  large
                            uncertainties  or major  risk  exposures  to adverse
                            conditions.

                   CC       Reserved  for a preferred  stock issue in arrears on
                            dividends  or  sinking  fund  payments  but  that is
                            currently paying.

                   C        A non-paying issue.

                   D        A  non-paying  issue  with the  issuer in default on
                            debt instruments.

                   NR       Indicates  that no rating has been  requested,  that
                            there is  insufficient  information on which to base
                            a  rating,  or that S&P  does not rate a  particular
                            type of obligation as a matter of policy.

                                       84

                       APPENDIX F - FINANCIAL STATEMENTS

Statement of Net Assets: Delaware Tax-Free Minnesota Fund
August 31, 2006 (Restated)

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 104.74%
--------------------------------------------------------------------------------
Corporate-Backed Revenue Bonds - 6.10%
   Cloquet Pollution Control Revenue
      (Potlatch Corp. Project)
      5.90% 10/1/26                             $6,500,000   $ 6,612,255
   Laurentian Energy Authority I
      Cogeneration Revenue Series A
      5.00% 12/1/21                              8,000,000     8,082,080
   Sartell Environmental Improvement
      Revenue (International Paper)
      Series A 5.20% 6/1/27                      5,465,000     5,615,014
   Seaway Port Authority of Duluth
      Industrial Development
      Dock & Wharf Revenues
      (Cargill, Inc. Project) Series E
      6.125% 11/1/14                             4,500,000     4,598,010
                                                             -----------
                                                              24,907,359
                                                             -----------
Education Revenue Bonds - 6.24%
   Minnesota State Colleges &
      Universities Revenue Fund
      Series A 5.00% 10/1/29 (MBIA)              1,665,000     1,758,873
   Minnesota State Higher Education
      Facilities Authority Revenue
      (Augsburg College)
      Series 6-C 5.00% 5/1/20                    1,250,000     1,293,763
      Series 6-J1 5.00% 5/1/36                   2,225,000     2,257,685
      (College of St. Benedict)
      Series 4-G 6.20% 3/1/16                    1,000,000     1,001,380
      (St. Catherine College)
      Series 5-N1
      5.25% 10/1/22                              1,500,000     1,559,640
      5.375% 10/1/32                             1,000,000     1,047,430
  University of Minnesota,
      &(1) 5.50% 7/1/21                         10,500,000    12,065,498
      &(2) 5.75% 7/1/18                          3,840,000     4,490,112
                                                             -----------
                                                              25,474,381
                                                             -----------
Electric Revenue Bonds - 12.44%
   Chaska Electric Revenue
      (Generating Facilities) Series A
      5.00% 10/1/30                              3,000,000     3,096,030
   Minnesota State Municipal Power
      Agency
      5.00% 10/1/35                              3,000,000     3,087,030
      Series A 5.00% 10/1/34                     4,250,000     4,363,518
      Series A 5.125% 10/1/29                    3,000,000     3,114,450
   Northern Minnesota Municipal
      Power Agency Electric System
      Revenue
      ^Series A 5.849% 1/1/09 (AMBAC)            3,815,000     3,505,413
      Series B 4.75% 1/1/20 (AMBAC)              2,500,000     2,565,300
   Rochester Electric Utilities Revenue
      5.25% 12/1/30                              4,915,000     5,091,350

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Electric Revenue Bonds (continued)
   Shakopee Public Utilities
      Commission Revenue
      5.125% 2/1/26 (MBIA)                      $1,000,000  $ 1,026,100
   Southern Minnesota Municipal
      Power Agency Supply System
      Revenue Series A
      5.00% 1/1/12 (AMBAC)                       4,205,000     4,476,601
      5.00% 1/1/13 (MBIA)                        5,820,000     6,248,526
      5.25% 1/1/15 (AMBAC)                       3,000,000     3,309,180
 Southern Minnesota Municipal
      Power Agency Supply System
      Revenue
      &(3) 5.25% 1/1/15 (AMBAC)                  5,900,000     6,508,084
      &(4) 5.25% 1/1/14 (AMBAC)                  4,000,000     4,382,720
                                                             -----------
                                                              50,774,302
                                                             -----------
Escrowed to Maturity Bonds - 0.89%
   Southern Minnesota Municipal
      Power Agency Supply System
      Revenue Series B
      5.50% 1/1/15 (AMBAC)                         990,000     1,048,024
   University of Minnesota Series A
      5.50% 7/1/21                               2,000,000     2,298,160
   Western Minnesota Municipal
      Power Agency Supply Revenue
      Series A 9.75% 1/1/16 (MBIA)                 185,000       266,172
                                                             -----------
                                                               3,612,356
                                                             -----------
Health Care Revenue Bonds - 30.34%
   Aitkin Health Care Facilities
      Revenue (Riverwood Health
      Care Center) 5.60% 2/1/32                  1,500,000     1,534,395
   Apple Valley Economic
      Development Authority Health
      Care Revenue
      (Augustana Home St.
      Paul Project) Series A
      6.00% 1/1/40                               2,700,000     2,742,336
      (Evercare Senior Living Project)
      Series A 6.125% 6/1/35                     4,000,000     4,027,440
   Bemidji Hospital Facilities First
      Meeting Revenue (North
      Country Health Services)
      5.00% 9/1/24 (RADIAN)                        740,000       763,391
   Bloomington Housing &
      Redevelopment Authority
      Housing Revenue (Senior
      Summerhouse Bloomington
      Project, Presbyterian Homes
      Housing & Assisted Living)
      6.125% 5/1/35                              3,420,000     3,490,110
   Breckenridge Catholic Health
      Initiatives 5.00% 5/1/30                   2,000,000     2,085,860

                                      F-1

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Health Care Revenue Bonds (continued)
   Buffalo Health Care Revenue
      (Central Minnesota Senior
      Housing Project) Series A
      5.50% 9/1/33                             $ 1,270,000   $ 1,262,926
   Duluth Economic Development
      Authority Health Care Facilities
      Revenue Benedictine Health
      System (St. Mary's Hospital)
      5.25% 2/15/33                             10,000,000    10,377,300
      5.50% 2/15/23                              1,000,000     1,070,240
   Maple Grove Health Care Facilities
      Revenue (North Memorial
      Health Care)
      5.00% 9/1/29                               1,000,000     1,032,560
      5.00% 9/1/35                               5,850,000     6,005,669
   Marshall Medical Center Gross
      Revenue (Weiner Memorial
      Medical Center Project)
      6.00% 11/1/28                              1,000,000     1,044,190
   Minneapolis Health Care Facility
      Revenue (Jones-Harrison
      Residence Project)
      5.60% 10/1/30                              1,550,000     1,562,943
   Minneapolis Health Care System
      Revenue
      (Allina Health Systems) Series A
      5.75% 11/15/32                             9,500,000    10,198,725
      (Fairview Health Services)
      Series D
      5.00% 11/15/30 (AMBAC)                     2,500,000     2,624,925
      5.00% 11/15/34 (AMBAC)                     2,500,000     2,617,775
   Minnesota Agricultural &
      Economic Development Board
      Revenue
      (Benedictine Health Systems)
      5.75% 2/1/29                               1,895,000     1,924,733
      (Fairview Health Care System)
      Series A 6.375% 11/15/29                      15,000        16,235
   Northfield Hospital Revenue
      5.375% 11/1/26                             3,785,000     4,011,343
   Prior Lake Senior Housing Revenue
      (Shepherds Path Senior
      Housing) Series B
      5.70% 8/1/36                               2,000,000     2,016,760
      5.75% 8/1/41                               1,000,000     1,008,820
   Rochester Health Care Facilities
      Revenue
      (Mayo Clinic) 5.00% 11/15/36               7,000,000     7,303,100
      (Mayo Foundation) Series B
      5.50% 11/15/27                               700,000       725,522
  Rochester Health Care Facilities
      Revenue (Mayo Foundation),
      &(5) Series A 5.50% 11/15/27               4,200,000     4,353,153

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Health Care Revenue Bonds (continued)
   Rochester Health Care Facilities
     Revenue (Mayo Foundation),
     (continued)
      &(6) Series B 5.50% 11/15/27             $16,750,000   $17,360,789
   Rochester Multifamily Housing
      Revenue (Wedum Shorewood
      Campus Project) 6.60% 6/1/36               3,890,000     4,015,997
   Shakopee Health Care Facilities
      Revenue (St. Francis Regional
      Medical Center)
      5.10% 9/1/25                               2,000,000     2,074,840
      5.25% 9/1/34                               7,000,000     7,281,750
   St. Louis Park Health Care Facilities
      Revenue (Park Nicollet Health
      Services) Series B 5.25% 7/1/30            9,420,000     9,871,972
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue
      (Health East Project)
      6.00% 11/15/35                             4,340,000     4,769,573
      Series A 5.70% 11/1/15                     1,300,000     1,341,678
   Washington County Housing &
      Redevelopment Authority
      Hospital Facilities Revenue
      (Health East Project)
      5.50% 11/15/27                             1,000,000     1,023,100
 Woodbury Economic Development
      Authority Housing Revenue
      (Senior Summerhouse
      Woodbury Project) Series B
      5.75% 6/1/41                               2,250,000     2,294,550
                                                             -----------
                                                             123,834,700
                                                             -----------
Housing Revenue Bonds - 7.51%
   Brooklyn Center Multifamily
      Housing Revenue (Shingle
      Creek) 5.40% 5/20/43 (GNMA)
      (AMT)                                      1,000,000     1,026,180
   Hopkins Multifamily Housing
      Revenue (Hopkins Renaissance
      Project-Section 8)
      6.375% 4/1/20                              1,000,000     1,033,180
 @Hutchinson Multifamily
      Housing Revenue (Evergreen
      Apartments Project-Section 8)
      5.75% 11/1/28                                890,000       848,490
   Minneapolis Multifamily Housing
      Revenue
      (Grant Street Apartments
      Project) Series A
      7.25% 11/1/29                                750,000       776,745
      (Seward Towers Project)
      5.00% 5/20/36 (GNMA)                       4,000,000     4,157,280
      (Sumner Field) Series A
      5.50% 11/20/26 (GNMA) (AMT)                  990,000      1,034,649

                                      F-2

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Minneapolis Multifamily Housing
      Revenue (continued)
      (Trinity Apartments-Section 8)
      Series A 6.75% 5/1/21                     $1,780,000   $ 1,864,924
Minnesota State Housing Finance
      Agency Residential Housing
      Series I 5.15% 7/1/38 (AMT)                5,550,000     5,688,918
Minnesota State Housing Finance
      Agency Single Family Mortgage
      Series A 5.30% 7/1/19                        585,000       609,084
      Series B 5.35% 1/1/33 (AMT)                2,965,000     3,042,742
      Series J 5.90% 7/1/28 (AMT)                  495,000       509,909
@Park Rapids Multifamily Revenue
      (The Court Apartments Project
      Section 8) 6.30% 2/1/20                    2,835,000     2,630,228
St. Cloud Housing &
      Redevelopment Authority
      Revenue (Sterling Heights
      Apartments Project)
      7.55% 4/1/39 (AMT)                         1,000,000     1,057,410
St. Louis Park Residential
      Mortgage Revenue Series A
      7.25% 4/20/23 (GNMA)                          78,000        78,179
Stillwater Multifamily Housing
      Revenue (Stillwater Cottages
      Project)
      7.25% 11/1/27 (AMT)                        1,540,000     1,573,587
      Series A 7.00% 11/1/27                     1,000,000     1,021,570
Wadena Housing &
      Redevelopment Authority
      Multifamily Housing Revenue
      (Humphrey Manor East Project)
      6.00% 2/1/19                               1,860,000     1,860,316
Washington County Housing &
      Redevelopment Authority
      Governmental Revenue (Briar
      Pond) Series C 7.25% 8/20/34                 955,000       922,329
Willmar Housing & Redevelopment
      Authority Multifamily
      Housing Revenue (Highland
      Apartments-Section 8)
      5.85% 6/1/19                                 935,000       935,000
                                                              30,670,720
Lease Revenue Bonds - 2.51%
Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities) Series D
      5.25% 7/1/36                               1,070,000     1,105,995
St. Paul Port Authority Lease
      Revenue
      (Cedar Street Office Building
      Project)
      5.00% 12/1/22                              2,500,000     2,639,725
      5.125% 12/1/27                             1,000,000     1,053,270

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Lease Revenue Bonds (continued)
   St. Paul Port Authority Lease
      Revenue
      (Robert Street Office Building
      Project)
      4.75% 12/1/23                             $2,000,000   $ 2,054,800
      5.00% 12/1/27                              2,500,000     2,618,150
      Series 9 5.25% 12/1/27                       725,000       769,899
                                                             -----------
                                                              10,241,839
                                                             -----------
Local General Obligation Bonds - 15.73%
   Bloomington Independent
      School District #271 Series B
      5.00% 2/1/17                               5,300,000     5,516,505
   Cambridge Independent School
      District #911 Series A
      4.75% 2/1/30 (MBIA)                        1,035,000     1,060,585
   Dakota County Capital
      Improvement Series A
      4.75% 2/1/26                               1,000,000     1,021,730
   Farmington Independent
      School District #192 Capital
      Appreciation Series B
      5.00% 2/1/27 (FSA)                         6,705,000     7,074,445
      ^5.34% 2/1/21 (FSA)                        1,500,000       730,455
      ^5.422% 2/1/20 (FSA)                       1,650,000       849,272
   Hennepin County Regional
      Railroad Authority
      5.00% 12/1/31                              4,030,000     4,169,881
 ^Lakeville Independent School
      District #194 Capital
      Appreciation Series B
      5.45% 2/1/19 (FSA)                         8,000,000     4,281,440
   Lakeville Independent School
      District #194 Series A
      4.75% 2/1/22 (FSA)                         5,500,000     5,698,164
 ^Mahtomedi Independent
      School District #832 Capital
      Appreciation Series B
      5.898% 2/1/14 (MBIA)                       1,540,000     1,151,366
   Metropolitan Council Waste
      Water Treatment Series B
      5.00% 12/1/21                              1,200,000     1,280,508
   Minneapolis Library
      5.00% 12/1/25                              1,500,000     1,577,640
   Minneapolis Tax Increment
      Revenue (St. Anthony Falls
      Project) 5.75% 2/1/27                      1,000,000     1,027,560
   New Brighton Tax Increment
      Series A
      5.00% 2/1/27 (MBIA)                        1,000,000     1,065,600
      5.00% 2/1/28 (MBIA)                        1,000,000     1,064,730
   Prior Lake Independent School
      District #719 Series B
      5.00% 2/1/19 (FSA)                         3,145,000     3,373,358
   Ramsey County State Aid Series C
      5.00% 2/1/28                               1,060,000     1,110,573

                                      F-3

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Local General Obligation Bonds (continued)
   &(7)Rockford Independent School
       District #883
       5.625% 2/1/23 (FSA)                     $ 7,020,000   $ 7,446,290
   ^Rosemont Independent School
       District #196 Capital
       Appreciation Series B
       5.931% 4/1/11 (FSA)                       2,600,000     2,191,930
       5.96% 4/1/12 (FSA)                        1,850,000     1,498,500
       6.008% 4/1/13 (FSA)                       1,915,000     1,486,959
   ^Sartell Independent School District
       #748 Capital Appreciation
       Series B
       5.976% 2/1/13 (MBIA)                        540,000       419,186
       6.099% 2/1/15 (MBIA)                      1,075,000       766,647
       6.15% 2/1/16 (MBIA)                       1,750,000     1,191,173
    St. Paul Housing & Redevelopment
       Authority Tax Increment (Upper
       Landing Project) Series A
       6.80% 3/1/29                              1,000,000     1,073,320
    St. Peter's Hospital Series A
       5.00% 9/1/24 (MBIA)                       1,905,000     1,975,980
    Todd Morrison Cass & Wadena
       Counties United Hospital
       District (Health Care
       Facilities-Lakewood)
       5.00% 12/1/21                             2,000,000     2,061,880
       5.00% 12/1/34                             1,000,000     1,015,870
       5.125% 12/1/24                            1,000,000     1,035,980
                                                             -----------
                                                              64,217,527
                                                             -----------

§Pre-Refunded Bonds - 9.21%
    Chaska Electric Revenue Series A
       6.00% 10/1/25-10                          1,000,000     1,090,550
    Little Canada Multifamily
       Housing Revenue Alternative
       Development (Montreal Courts
       Apartments Project) Series A
       6.10% 12/1/17-07                          1,230,000     1,255,449
       6.25% 12/1/27-07                          2,900,000     2,985,666
    Minneapolis Health Care
       System Revenue (Fairview
       Health Services) Series A
       5.625% 5/15/32-12                        11,525,000    12,765,204
    Minneapolis Tax Increment
       Revenue Series E
       5.00% 3/1/13-09                           6,265,000     6,481,268
    Minnesota Agricultural &
       Economic Development
       Board Revenue (Fairview
       Health Care System) Series A
       6.375% 11/15/29-10                          485,000       540,630
    Minnesota Higher Education
       Facilities Series 4-1
       6.00% 10/1/12-06                            980,000       981,901
       6.00% 10/1/16-06                          1,400,000     1,402,716

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
§Pre-Refunded Bonds (continued)
    Minnesota Public Facilities
       Authority Water Pollution
       Control Revenue
       Series A 5.00% 3/1/20-10                $ 3,000,000   $ 3,138,480
       Series B 4.75% 3/1/19-09                  2,000,000     2,056,200
    Minnesota State Higher Education
       Facilities Authority Revenue
       (Hameline University) Series 4-1
       6.00% 10/1/12-06                            270,000       270,532
       6.00% 10/1/16-06                            390,000       390,768
    Puerto Rico Public Buildings
       Authority Guaranteed
       Government Facilities Revenue
       Series D 5.25% 7/1/36-12                  2,930,000     3,168,561
     Southern Minnesota Municipal
       Power Agency Supply
       System Revenue Series A
       5.75% 1/1/18-13 (MBIA)                    1,000,000     1,055,450
                                                             -----------
                                                              37,583,375
                                                             -----------
  Special Tax Bonds - 1.26%
   ^Minneapolis Community
       Development Agency
       Tax Increment Revenue
       6.674% 9/1/09 (MBIA)                      5,750,000     5,157,175
                                                               5,157,175
  State General Obligation Bonds - 6.20%
     Minnesota State
       5.00% 11/1/20 (FSA)                       8,175,000     8,564,784
       5.00% 8/1/21                              2,400,000     2,538,216
     Minnesota State Refunding
       Various Purposes 5.00% 6/1/13             5,175,000     5,296,509
    Puerto Rico Commonwealth Public
       Improvement Series A
       5.00% 7/1/34                              4,500,000     4,597,695
       5.50% 7/1/19 (MBIA)                       1,500,000     1,723,230
    Puerto Rico Commonwealth
       Series B 5.00% 7/1/35                     1,500,000     1,537,980
     Puerto Rico Government
       Development Bank Senior
       Notes Series B 5.00% 12/1/14              1,000,000     1,064,340
                                                             -----------
                                                              25,322,754
                                                             -----------
  Transportation Revenue Bonds - 3.76%
     Minneapolis/St. Paul Metropolitan
       Airports Commission Revenue
       Series A
       5.00% 1/1/22 (AMBAC)                      3,440,000     3,513,066
       5.25% 1/1/16 (MBIA)                       1,460,000     1,570,011
       5.25% 1/1/32 (FGIC)                       5,000,000     5,235,999
    Minneapolis/St. Paul Metropolitan
       Airports Commission Revenue

       Series C
       5.25% 1/1/32 (FGIC)                       2,250,000     2,354,378
       5.50% 1/1/17 (FGIC)                       2,500,000     2,669,725
                                                             -----------
                                                              15,343,179
                                                             -----------

                                      F-4

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 2.55%
  &(8) Minnesota Public Facilities
      Authority Water Pollution
      Control Revenue,
      5.25% 3/1/18                             $10,000,000   $10,399,649
                                                             -----------
                                                              10,399,649
                                                             -----------
Total Municipal Bonds
   (cost $409,611,073)                                       427,539,316
                                                             -----------

                                    Number of
                                     Shares
--------------------------------------------------------------------------------
Short-Term Investments - 2.06%
--------------------------------------------------------------------------------
 Money Market Instruments - 0.10%
    Federated Minnesota Municipal
       Cash Trust                                  418,165       418,165
                                                             -----------
                                                                 418,165
                                                             -----------

                                                 Principal
                                                  Amount

 oVariable Rate Demand Notes - 1.96%
    Midwest Consortium of Municipal
       Utilities Revenue Series A
       (LOC-U.S. Bank) 3.40% 1/1/25             $1,000,000     1,000,000
    Minneapolis Guthrie Parking Ramp
       3.27% 12/1/33 (SPA)                       1,000,000     1,000,000
    Minnesota State Higher Education
       Facilities Authority Revenue
       (Carleton College) Series 6-D
       3.30% 4/1/35 (SPA)                        6,000,000     6,000,000
                                                             -----------
                                                               8,000,000
                                                             -----------
 Total Short-Term Investments
    (cost $8,418,165)                                          8,418,165

 Total Market Value of Securities - 106.80%
    (cost $418,029,238)                                      435,957,481
 Liabilities Net of Receivables
    And Other Assets - (6.80%) *                             (27,758,746)
                                                             -----------

 Net Assets Applicable to 32,667,613
    Shares Outstanding - 100.00%                            $408,198,735
                                                             -----------

 Net Asset Value - Delaware Tax-Free Minnesota Fund
    Class A ($381,719,633 / 30,552,280 Shares)                    $12.49
                                                             -----------

 Net Asset Value - Delaware Tax-Free Minnesota Fund
    Class B ($11,353,799 / 908,021 Shares)                        $12.50
                                                             -----------

 Net Asset Value - Delaware Tax-Free Minnesota Fund
    Class C ($15,125,303 / 1,207,312 Shares)                      $12.53
                                                             -----------

 Components of Net Assets at August 31, 2006:
 Shares of beneficial interest
    (unlimited authorization - no par)                      $389,782,636
 Distributions in excess of net investment income                (22,418)
 Accumulated net realized gain on investments                    510,274
 Net unrealized appreciation of investments                   17,928,243
                                                             -----------
 Total net assets                                           $408,198,735
                                                             -----------

Summary of Abbreviations:
AMBAC-- Insured by the AMBAC Assurance Corporation
AMT-- Subject to Alternative Minimum Tax
FGIC-- Insured by the Financial Guaranty Insurance Company
FSA-- Insured by Financial Security Assurance
GNMA-- Insured by Government National Mortgage Association
LOC-- Letter of Credit
MBIA-- Insured by the Municipal Bond Insurance  Association  RADIAN-- Insured by
Radian Asset Assurance
SPA-- Stand-by Purchase Agreement

§Pre-Refunded  Bonds.  Municipals that are generally backed or secured by U.S.
Treasury bonds. For  pre-refunded  bonds, the stated maturity is followed by the year in  which  the bond is  pre-refunded.  See Note 7 in  "Notes  to  Financial
Statements."

oVariable  rate  security.  The interest rate shown is the rate as of August 31,
2006.

^Zero  coupon  security.  The  interest  rate  shown is the yield at the time of purchase.

@Illiquid  security.  At August  31,  2006,  the  aggregate  amount of  illiquid securities equaled $3,478,718, which represented 0.85% of the Fund's net assets.
See Note 7 in "Notes to Financial Statements."

*    Includes $31,105,000 in liability for Inverse Floater programs.  See Note 7 and Note 10 in "Notes to Financial Statements."

&(1) Security held in a trust in connection  with the Inverse  Floater  security
     $5,250,000, 7.453%, 7/1/21.
&(2) Security held in a trust in connection  with the Inverse  Floater  security
     $1,920,000, 7.96%, 7/1/18.
&(3) Security held in a trust in connection  with the Inverse  Floater  security
     $2,950,000, 7.251%, 1/1/15.
&(4) Security held in a trust in connection  with the Inverse  Floater  security
     $2,000,000, 6.966%, 1/1/14.
&(5) Security held in a trust in connection  with the Inverse  Floater  security
     $2,100,000, 7.453%, 11/15/27.
&(6) Security held in a trust in connection  with the Inverse  Floater  security
     $8,375,000, 7.453%, 11/15/27.
&(7) Security held in a trust in connection  with the Inverse  Floater  security
     $3,510,000, 7.706%, 2/1/23.
&(8) Security held in a trust in connection  with the Inverse  Floater  security
     $5,000,000, 6.946%, 3/1/18.

For additional  information on the Inverse Floater programs, see Note 7 and Note
10 in "Notes to Financial Statements."

 Net Asset Value and Offering Price Per Share -
    Delaware Tax-Free Minnesota Fund
 Net asset value Class A (A)                           $12.49
                                                     --------
 Sales charge (4.50% of offering price) (B)              0.59
                                                     --------
 Offering price                                        $13.08

(A)  Net asset value per share,  as  illustrated,  is the amount  which would be paid upon redemption or repurchase of shares.

(B)  See  the  current  prospectus  for  purchases  of  $100,000  or  more.  See accompanying notes

                                      F-5

Statement of Net Assets:  Delaware  Tax-Free  Minnesota  Insured Fund

August 31, 2006 (Restated)

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 101.49%
--------------------------------------------------------------------------------
Corporate-Backed Revenue Bonds - 0.78%
   Sartell Environmental Improvement
      Revenue (International Paper)
      Series A 5.20% 6/1/27                     $1,800,000   $ 1,849,410
                                                             -----------
                                                               1,849,410
                                                             -----------
Education Revenue Bonds - 5.94%
   Minnesota State Colleges &
      Universities Revenue Fund
      Series A
      5.00% 10/1/22 (FSA)                        5,135,000     5,420,198
      5.00% 10/1/29 (MBIA)                       4,000,000     4,225,520
   Minnesota State Higher Education
      Facilities Authority Revenue
      (St. Catherine College)
      Series 5-N1 5.00% 10/1/18                  2,200,000     2,272,666
   St. Cloud Housing &
      Redevelopment Authority
      Revenue (State University
      Foundation Project)
      5.00% 5/1/23                               2,000,000     2,084,440
                                                             -----------
                                                              14,002,824
                                                             -----------
Electric Revenue Bonds - 8.15%
   Minnesota State Municipal
      Power Agency Series A
      5.00% 10/1/34                              2,000,000     2,053,420
  &(1) Northern Municipal Power
      Agency Electric System
      Revenue,
      5.25% 1/1/13
      (FSA)                                      9,170,000     9,663,438
   Puerto Rico Electric Power
      Authority Power Revenue
      Series GG 4.75% 7/1/21 (FSA)               1,000,000     1,024,320
      Series OO 5.00% 7/1/13 (CIFG)              1,315,000     1,419,385
   Shakopee Public Utilities
      Commission Revenue
      5.125% 2/1/26 (MBIA)                       1,850,000     1,898,285
   Southern Minnesota Municipal
      Power Agency Supply
      System Revenue Series A
      5.25% 1/1/15 (AMBAC)                       1,500,000     1,654,590
   Western Minnesota Municipal
      Power Agency Series B
      5.00% 1/1/15 (MBIA)                        1,365,000     1,481,503
                                                             -----------
                                                              19,194,941
                                                             -----------
Escrowed to Maturity Bonds - 15.45%
   Dakota/Washington Counties
      Housing & Redevelopment
      Authority Anoka Single Family
      Residential Mortgage Revenue
      8.45% 9/1/19 (GNMA) (AMT)                  9,000,000    12,815,280

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Escrowed to Maturity Bonds (continued)
   Bloomington Mortgage Single
     Family Residential Mortgage
     Revenue 8.15% 9/1/16
     (MBIA) (GNMA) (AMT)                          $405,000      $540,076
     8.375% 9/1/21 (GNMA)
     (FHA) (VA) (AMT)                           14,115,000    20,532,384
   Western Minnesota Municipal
     Power Agency Supply Revenue
     Series A
     6.60% 1/1/10                                1,650,000     1,738,473
     9.75% 1/1/16 (MBIA)                           530,000       762,548
                                                             -----------
                                                              36,388,761
                                                             -----------
Health Care Revenue Bonds - 16.82%
   Duluth Economic Development
     Authority Health Care
     Facilities Benedictine Health
     System (St. Mary's Hospital)
     5.25% 2/15/28                               8,500,000     8,897,034
   Minneapolis Health Care System
     Revenue
     (Allina Health Systems) Series A
     5.75% 11/15/32                              7,800,000     8,373,690
     (Fairview Health Services)
     Series D 5.00% 11/15/34 (AMBAC)             8,250,000     8,638,658
Minneapolis/St. Paul Housing
     & Redevelopment Authority
     Health Care System Revenue
     (Allina Health System)
     5.00% 11/15/13 (AMBAC)                      6,490,000     6,496,166
     (Healthpartners Obligation
     Group Project)
     5.625% 12/1/22                                650,000       695,799
     5.875% 12/1/29                              1,000,000     1,081,610
   Minnesota Agricultural &
     Economic Development
     Board Revenue (Fairview
     Health Care System) Series A
     5.75% 11/15/26 (MBIA)                         180,000       187,549
   St. Louis Park Health Care Facilities
     Revenue (Park Nicollet Health
     Services) Series B 5.50% 7/1/25             2,000,000     2,145,000
St. Paul Housing & Redevelopment
     Authority Hospital Revenue
     (St. Paul/Ramsey Medical
     Center Project) 5.50% 5/15/13
     (AMBAC)                                     1,000,000     1,001,360
   Willmar (Rice Memorial Hospital
     Project)
     5.00% 2/1/22 (FSA)                          1,000,000     1,052,890
     5.00% 2/1/25 (FSA)                          1,000,000     1,049,430
                                                             -----------
                                                              39,619,186
                                                             -----------

                                      F-6

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Housing Revenue Bonds - 4.15%
   Dakota County Housing &
      Redevelopment Authority
      Single Family Mortgage
      Revenue Series B
      5.85% 10/1/30 (GNMA)
      (FNMA) (AMT)                                $288,000      $294,684
   Eagan Multifamily Revenue
      (Woodridge Apartments)
      Series A 5.90% 8/1/20 (GNMA)               1,000,000     1,025,670
   Minneapolis Multifamily Housing
      Revenue
      (Bottineau Commons Project)
      5.45% 4/20/43 (GNMA) (AMT)                 1,500,000     1,566,135
      (Seward Towers Project)
      5.00% 5/20/36 (GNMA)                       4,000,000     4,157,280
   Minnesota State Housing
      Finance Agency Rental
      Housing Revenue Series C-2
      5.95% 2/1/15 (AMBAC)                       1,642,000     1,652,279
   White Bear Lake Multifamily
      Revenue (Lake Square) Series A
      5.875% 2/1/15 (FHA)                        1,055,000     1,081,407
                                                             -----------
                                                               9,777,455
                                                             -----------
Lease Revenue Bonds - 5.29%
   Hopkins Housing & Redevelopment
      Authority Public Works and Fire
      Station Series A 5.00% 2/1/23
      (MBIA)                                     1,210,000     1,269,810
   Minneapolis Special School District
      #001 Series A
      5.00% 2/1/18 (FSA)                         1,545,000     1,629,141
      5.00% 2/1/19 (FSA)                         1,535,000     1,618,596
      5.00% 2/1/20 (FSA)                         1,690,000     1,782,037
   St. Paul Port Authority Lease
      Revenue (Cedar Street Office
      Building Project)
      5.125% 12/1/27                             2,000,000     2,106,540
      5.25% 12/1/27                              3,840,000     4,062,605
                                                             -----------
                                                              12,468,729
                                                             -----------
Local General Obligation Bonds - 26.99%
   Big Lake Independent School
      District #727 Series A
      5.00% 2/1/17 (FSA)                         1,040,000     1,082,484
      5.00% 2/1/20 (FSA)                         1,000,000     1,040,850
   Centennial Independent School
      District #012 Series A
      5.00% 2/1/18 (FSA)                         1,270,000     1,339,164
   Dakota County Community
      Development Agency
      Governmental Housing
      Development 5.00% 1/1/21                   1,275,000     1,327,237
   Farmington Independent
      School District #192 Series B
      5.00% 2/1/27 (FSA)                         4,000,000     4,220,400

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Local General Obligation Bonds (continued)
   Lakeville Independent School
     District #194 Series A
     4.75% 2/1/22 (FSA)                        $ 2,350,000   $ 2,434,671
   Morris Independent School District
     #769 5.00% 2/1/24 (MBIA)                    4,875,000     5,191,485
   Mounds View Independent School
     District #621
     5.00% 2/1/20 (MBIA)                         2,970,000     3,125,806
     5.375% 2/1/24 (FGIC)                        6,170,000     6,572,346
   New Brighton Tax Increment
     Series A 5.00% 2/1/26 (MBIA)                1,185,000     1,266,860
Osseo Independent School District
     #279 Series A 5.00% 2/1/21
     (FSA)                                       3,570,000     3,764,422
   Robbinsdale Independent School
     District #281 5.00% 2/1/21
     (FSA)                                       1,310,000     1,381,343
 &(2) Rockford Independent School
     District #883
     5.60% 2/1/21 (FSA)                          3,210,000     3,402,359
 ^Rosemount Independent School
     District #196 Series B
      5.80% 4/1/09 (FSA)                         1,860,000     1,693,214
      5.85% 4/1/10 (FSA)                         2,240,000     1,962,845
 ^Sauk Rapids Independent School
     District #047 Series B
      5.982% 2/1/15 (FSA)                        2,700,000     1,788,723
      6.083% 2/1/17 (FSA)                        2,245,000     1,316,288
 South Washington County
     Independent School District
     #833
      &(3) 5.60% 2/1/20 (MBIA)                  6,880,000     7,292,284
      &(4) 5.60% 2/1/21 (MBIA)                   7,290,000     7,726,853
   St. Michael Independent School
     District #885
     5.00% 2/1/20 (FSA)                          1,970,000     2,073,346
     5.00% 2/1/27 (FSA)                          3,435,000     3,572,675
                                                             -----------
                                                              63,575,655
                                                             -----------
§Pre-Refunded Bonds - 9.92%
   Minneapolis Community
     Development Agency
     (Supported Development
     Revenue) Series G-3
     5.45% 12/1/31-11                            2,000,000     2,169,280
   Minneapolis Health Care
     System Revenue (Fairview
     Health Services) Series A
     5.625% 5/15/32-12                           5,400,000     5,981,094
   Minnesota Agricultural &
     Economic Development
     Board Revenue (Fairview
     Health Care System) Series A
     5.75% 11/15/26-07 (MBIA)                   10,070,000    10,525,264

                                      F-7

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
§Pre-Refunded Bonds (continued)
     Southern Minnesota Municipal
        Power Agency Supply Revenue
        Series A
        5.75% 1/1/18-13                         $3,790,000    $4,000,156
        5.75% 1/1/18-13 (AMBAC)                    670,000       707,152
                                                             -----------
                                                              23,382,946
                                                             -----------
  Special Tax Bonds - 0.80%
     Virgin Islands Public Finance
        Authority Revenue (Matching
        Fund Loan) Series A
        5.25% 10/1/22                            1,785,000     1,882,854
                                                             -----------
                                                               1,882,854
                                                             -----------
  State General Obligation Bonds - 2.45%
     Minnesota State 5.00% 11/1/20
        (FSA)                                    5,500,000     5,762,239
                                                             -----------
                                                               5,762,239
                                                             -----------
  Transportation Revenue Bonds - 4.75%
     Minneapolis/St. Paul Metropolitan
        Airports Commission Revenue
        Series A
           5.00% 1/1/22 (MBIA)                   2,000,000     2,092,020
           5.125% 1/1/25 (FGIC)                    100,000       103,457
        Series C
           5.125% 1/1/20 (FGIC)                  2,000,000     2,099,560
           5.25% 1/1/32 (FGIC)                   6,595,000     6,900,942
                                                             -----------
                                                              11,195,979
                                                             -----------
  Total Municipal Bonds
     (cost $224,065,438)                                     239,100,979
                                                             -----------

                                      Number of
                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 3.11%
--------------------------------------------------------------------------------
Money Market Instruments - 0.37%
   Federated Minnesota Municipal
      Cash Trust                                   857,402       857,402
                                                             -----------
                                                                 857,402
                                                             -----------

                                    Principal
                                     Amount

oVariable Rate Demand Notes - 2.74%
   Midwest Consortium of Municipal
      Utilities Revenue Series A
      (LOC - U.S. Bank) 3.40% 1/1/25            $1,000,000     1,000,000
   Minneapolis Health Care
      System Revenue (Fairview
      Health Services) Series A
      3.40% 11/15/32 (AMBAC)
      (SPA)                                      1,400,000     1,400,000
   Minneapolis Revenue (Guthrie
      Theater Project) Series A
      (LOC - Wells Fargo Bank)
      3.27% 10/1/23                              1,000,000     1,000,000

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Short Term Investments (continued)
--------------------------------------------------------------------------------
 Variable Rate Demand Notes (continued)
    Minnesota State Higher Education
      Facilities Authority Revenue
      (Carleton College) Series 6-D
      3.30% 4/1/35 (SPA)                        $3,060,000    $3,060,000
                                                             -----------
                                                               6,460,000
                                                             -----------
 Total Short-Term Investments
    (cost $7,317,402)                                          7,317,402
                                                             -----------
 Total Market Value of Securities - 104.60%
    (cost $231,382,840)                                      246,418,381
 Liabilities Net of Receivables
    and Other Assets - (4.60%) *                             (10,823,330)
                                                             -----------

 Net Assets Applicable to 21,640,206
                                                             -----------
    Shares Outstanding - 100.00%                            $235,595,051
                                                             -----------

 Net Asset Value - Delaware Tax-Free Minnesota Insured Fund
    Class A ($212,859,134 / 19,552,653 Shares)                    $10.89
                                                             -----------

 Net Asset Value - Delaware Tax-Free Minnesota Insured Fund
    Class B ($10,182,240 / 936,209 Shares)                        $10.88
                                                             -----------

 Net Asset Value - Delaware Tax-Free Minnesota Insured Fund
    Class C ($12,553,677 / 1,151,344 Shares)                      $10.90
                                                             -----------

 Components of Net Assets at August 31, 2006:
 Shares of beneficial interest
    (unlimited authorization - no par)                      $220,321,556
 Accumulated net realized gain on investments                    237,954
 Net unrealized appreciation of investments                   15,035,541
                                                             -----------
 Total net assets                                           $235,595,051
                                                           -------------

 Summary of Abbreviations:
 AMBAC-- Insured by the AMBAC Indemnity Corporation
 AMT-- Subject to Alternative Minimum Tax
 CIFG-- CDC IXIS Financial Guaranty
 FGIC-- Insured by the Financial Guaranty Insurance Company
 FHA-- Insured by the Federal Housing Administration
 FNMA-- Insured by Federal National Mortgage Association
 FSA-- Insured by Financial Security Assurance
 GNMA-- Insured by Government National Mortgage Association
 LOC-- Letter of Credit
 MBIA-- Insured by the Municipal Bond Insurance Association
 SPA-- Stand-by Purchase Agreement
 VA-- Insured by the Veterans Administration

                                      F-8

§Pre-Refunded  Bonds.  Municipals that are generally backed or secured by U.S.
Treasury bonds. For  pre-refunded  bonds, the stated maturity is followed by the year in  which  the bond is  pre-refunded.  See Note 7 in  "Notes  to  Financial
Statements."

oVariable  rate  security.  The interest rate shown is the rate as of August 31,
2006.

^Zero  coupon  security.  The  interest  rate  shown is the yield at the time of purchase.

*    Includes $13,275,000 in liability for Inverse Floater programs.  See Note 7 and Note 10 in "Notes to Financial Statements."

&(1) Security held in a trust in connection  with the Inverse  Floater  security
     $4,585,000, 6.946%, 1/1/13.
&(2) Security held in a trust in connection  with the Inverse  Floater  security
     $1,605,000, 7.656%, 2/1/21.
&(3) Security held in a trust in connection  with the Inverse  Floater  security
     $3,440,000, 7.656%, 2/1/20.
&(4) Security held in a trust in connection  with the Inverse  Floater  security
     $3,645,000, 7.656%, 2/1/21.

For additional  information on the Inverse Floater programs, see Note 7 and Note
10 in "Notes to Financial Statements."

Net Asset Value and Offering Price Per Share -
   Delaware Tax-Free Minnesota Insured Fund
Net asset value Class A (A)                           $10.89
Sales charge (4.50% of offering price) (B)              0.51
                                                     -------
Offering price                                        $11.40
                                                     -------

(A)  Net asset value per share,  as  illustrated,  is the amount  which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.

See accompanying notes

                                      F-9

Statement of Net Assets:  Delaware Tax-Free  Minnesota  Intermediate Fund August
31, 2006

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.97%
--------------------------------------------------------------------------------
Corporate-Backed Revenue Bonds - 7.53%
   Laurentian Energy Authority I
      Cogeneration Revenue Series A
      5.00% 12/1/21                               $750,000      $757,695
   Minneapolis Art Center Facilities
      Revenue (Walker Art Center
      Project) 5.125% 7/1/21                     2,250,000     2,346,750
   Minneapolis Community
      Development Agency
      Supported Revenue
      Common Bond Fund Series 4
      6.20% 6/1/17 (AMT)                         1,055,000     1,069,337
                                                             -----------
                                                               4,173,782
                                                             -----------
Education Revenue Bonds - 6.34%
   Minnesota State Higher Education
      Facilities Authority Revenue
      (Augsburg College) Series 6-J1
         5.00% 5/1/28                              750,000       767,430
      (University of St. Thomas)
         Series 5-Y 5.25% 10/1/19                1,590,000     1,708,789
   St. Cloud Housing &
      Redevelopment Authority
      Revenue (State University
      Foundation Project)
      5.00% 5/1/23                               1,000,000     1,042,220
                                                             -----------
                                                               3,518,439
                                                             -----------
Electric Revenue Bonds - 1.92%
   Chaska Electric Revenue
      (Generating Facilities) Series A
      5.25% 10/1/25                              1,000,000     1,063,430
                                                             -----------
                                                               1,063,430
                                                             -----------
Escrowed to Maturity Bonds - 2.08%
   University of Minnesota Series A
      5.75% 7/1/16                               1,000,000     1,152,930
                                                             -----------
                                                               1,152,930
                                                             -----------
Health Care Revenue Bonds - 22.48%
   Apple Valley Economic
      Development Authority Health
      Care Revenue (Evercare
      Senior Living Projects) Series A
      6.00% 12/1/25                                500,000       503,440
   Bemidji Hospital Facilities First
      Meeting Revenue (North
      Country Health Services)
      5.00% 9/1/24 (RADIAN)                        500,000       515,805
   Glencoe Health Care Facilities
      Revenue (Glencoe Regional
      Health Services Project)
      5.00% 4/1/20                               1,250,000     1,294,500
   Maple Grove Health Care Facilities
      Revenue (North Memorial
      Health Care) 5.00% 9/1/29                  1,000,000     1,032,560
   Minneapolis Health Care
      System Revenue (Allina
      Health Systems) Series A
      5.75% 11/15/32                             1,500,000     1,610,325

                                                 Principal      Market
                                                  Amount         Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
   Minneapolis/St. Paul Housing
     & Redevelopment Authority
     Health Care System (Health
     Partners Obligation Group
     Project) 6.00% 12/1/17                     $1,125,000  $ 1,240,526
   Moorhead Economic Development
     Authority Multifamily Revenue
     (Eventide Lutheran Home
     Project) Series B 6.00% 6/1/18              1,000,000     1,000,650
Northfield Hospital Revenue
     5.25% 11/1/21                               1,000,000     1,054,320
   Oakdale Elderly Housing Revenue
     (PHM/Oakdale, Inc. Project)
     5.75% 3/1/18                                1,400,000     1,407,140
   St. Louis Park Health Care Facilities
     Revenue (Park Nicollet Health
     Services) Series B 5.50% 7/1/25             1,500,000     1,608,750
St. Paul Housing & Redevelopment
     Authority Hospital Revenue
     (Health East Project) Series B
     5.85% 11/1/17                               1,160,000     1,197,828
                                                             -----------
                                                              12,465,844
                                                             -----------
Housing Revenue Bonds - 6.96%
   Minneapolis Multifamily
     Housing Revenue (Trinity
     Apartments-Section 8) Series A
     6.75% 5/1/21                                1,855,000     1,943,502
   Minnesota State Housing Finance
     Agency Residential Housing
     Series I 5.10% 7/1/20 (AMT)                   845,000       867,435
   Minnesota State Housing Finance
     Agency Single Family Mortgage
     Series J 5.90% 7/1/28 (AMT)                   445,000       458,403
 @Park Rapids Multifamily Revenue
     (The Court Apartments Project
     Section 8) 6.05% 8/1/12                       615,000       590,056
                                                             -----------
                                                               3,859,396
                                                             -----------
Lease Revenue Bonds - 4.06%
   Edina Housing & Redevelopment
     Authority Public Project
     Revenue (Appropriate Lease
     Obligation) 5.125% 2/1/19                   1,000,000     1,051,040
   Hibbing Economic Development
     Authority Revenue
     (Hibbing Lease Obligation)
     6.10% 2/1/08                                  285,000       286,416
   Virginia Housing & Redevelopment
     Authority Health Care
     Facility (Lease Revenue)
     5.25% 10/1/25                                 880,000       913,766
                                                             -----------
                                                               2,251,222
                                                             -----------
Local General Obligation Bonds - 32.94%
   Big Lake Independent School
     District #727 Series C
     5.00% 2/1/16 (FSA)                          1,180,000     1,240,369
     5.00% 2/1/17 (FSA)                          1,000,000     1,047,220

                                      F-10

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Local General Obligation Bonds (continued)
   Centennial Independent School
      District #012 Series A
      5.00% 2/1/18 (FSA)                        $1,000,000   $ 1,054,460
      5.00% 2/1/20 (FSA)                           750,000       790,845
   Dakota County Capital
      Improvement Series A
      4.75% 2/1/17                               1,000,000     1,036,820
   Dakota County Community
      Development Agency
      Governmental Housing
      Refunding (Senior
      Housing Facilities) Series A
      5.00% 1/1/22                               1,150,000     1,216,965
   Hennepin County Series B
      4.75% 12/1/14                              1,000,000     1,039,210
   Hopkins Independent School
      District #270 5.125% 2/1/17
      (FGIC)                                     2,000,000     2,127,060
   Minneapolis Tax Increment
      Revenue (Ivy Tower Project)
      5.50% 2/1/22                                 415,000       418,876
   Moorhead Independent School
      District #152 5.00% 4/1/10
      (FGIC)                                     2,585,000     2,710,449
   Osseo Independent School District
      #279 Series A 5.00% 2/1/21
      (FSA)                                      1,500,000     1,581,690
   Ramsey County (Capital
      Improvement Plan) Series B
      5.25% 2/1/11                               1,445,000     1,545,471
   South Washington County
      Independent School District
      #833 Series B 5.00% 2/1/16
      (FSA)                                      1,560,000     1,651,525
   St. Paul Independent School
      District #625 Series B
      5.00% 2/1/20 (FSA)                           750,000       803,955
                                                             -----------
                                                              18,264,915
                                                             -----------
§Pre-Refunded Bonds - 6.41%
   Minneapolis Health Care
      System Revenue (Fairview
      Health Services) Series A
      5.625% 5/15/32-12                          1,750,000     1,938,318
   Minnesota State Higher
      Education Facilities Authority
      Revenue (College of Art &
      Design Project) Series 5-D
      6.625% 5/1/20-10                           1,000,000     1,072,060
   Puerto Rico Commonwealth
      Highway & Transportation
      Authority Transportation
      Revenue Series D
      5.25% 7/1/38-12                              500,000       541,805
                                                             -----------
                                                               3,552,183
                                                             -----------

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
State General Obligation Bonds - 6.80%
   Minnesota State 5.00% 8/1/21                 $2,550,000   $ 2,696,855
  oPuerto Rico Public Finance
     Corporation Commonwealth
     Appropriation Series A
     (LOC - Puerto Rico
     Government Bank)
     5.75% 8/1/27                                1,000,000     1,075,110
                                                             -----------
                                                               3,771,965
                                                             -----------
Transportation Revenue Bonds - 1.45%
   Minneapolis/St. Paul Metropolitan
     Airports Commission Series 14
     5.50% 1/1/11 (AMT)                            750,000       805,575
                                                             -----------
                                                                 805,575
                                                             -----------
Total Municipal Bonds
   (cost $52,880,454)                                         54,879,681
                                                             -----------

                                    Number of
                                      Shares
--------------------------------------------------------------------------------
Short-Term Investments - 0.13%
--------------------------------------------------------------------------------
Money Market Instruments - 0.13%
   Federated Minnesota Municipal
     Cash Trust                                      71,637       71,637
                                                             -----------

Total Short-Term Investments
   (cost $71,637)                                                 71,637
                                                             -----------

Total Market Value of Securities - 99.10%
   (cost $52,952,091)                                         54,951,318
Receivables and Other Assets
   Net of Liabilities - 0.90%                                    500,393
                                                             -----------

Net Assets Applicable to 5,104,233
   Shares Outstanding - 100.00%                              $55,451,711
                                                             -----------

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund
   Class A ($48,296,958 / 4,446,800 Shares)                       $10.86
                                                             -----------

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund
   Class B ($1,993,169 / 183,052 Shares)                          $10.89
                                                             -----------

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund
   Class C ($5,161,584 / 474,381 Shares)                          $10.88
                                                             -----------

Components of Net Assets at August 31, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                        $54,908,696
Accumulated net realized loss on investments                  (1,456,212)
Net unrealized appreciation of investments                     1,999,227
                                                             -----------
Total net assets                                             $55,451,711
                                                             -----------

                                      F-11

Summary of Abbreviations:
AMT-- Subject to Alternative Minimum Tax
FGIC-- Insured by the Financial Guaranty Insurance Company
FSA-- Insured by Financial Security Assurance
LOC-- Letter of Credit
RADIAN-- Insured by Radian Asset Assurance

@Illiquid  security.  At August  31,  2006,  the  aggregate  amount of  illiquid securities  equaled $590,056,  which represented 1.06% of the Fund's net assets.
See Note 7 in "Notes to Financial Statements."

§Pre-Refunded  Bonds.  Municipals that are generally backed or secured by U.S.
Treasury bonds. For  pre-refunded  bonds, the stated maturity is followed by the year in  which  the bond is  pre-refunded.  See Note 7 in  "Notes  to  Financial
Statements."

oVariable  rate  security.  The interest rate shown is the rate as of August 31,
2006.

Net Asset Value and Offering Price Per Share -
   Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)                           $10.86
Sales charge (2.75% of offering price) (B)              0.31
                                                     -------
Offering price                                        $11.17
                                                     -------

(A)  Net asset value per share,  as  illustrated,  is the amount  which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.

See accompanying notes

                                      F-12

Statements of operations

Delaware Minnesota Municipal Bond Funds
Year Ended August 31, 2006

                                                                 Delaware
                                                 Delaware        Tax-Free        Delaware
                                                 Tax-Free       Minnesota        Tax-Free
                                                Minnesota         Insured       Minnesota
                                                   Fund            Fund        Intermediate
                                                (Restated)      (Restated)        Fund

Investment Income:
  Interest                                    $21,137,119     $12,150,622     $2,687,793
                                              -----------     -----------     ----------
Expenses:
  Management fees                               2,190,839       1,188,037        285,389
  Interest and related expense                  1,051,651         449,819           ----
  Distribution expenses - Class A                 928,423         535,795        124,107
  Distribution expenses - Class B                 122,428         111,364         23,021
  Distribution expenses - Class C                 144,811         122,115         51,217
  Dividend disbursing and transfer agent
   fees and expenses                              203,190         134,876         38,098
  Accounting and administration expenses          159,334          95,043         22,831
  Legal and professional fees                      61,009          47,903         28,572
  Registration fees                                27,692          17,639         16,774
  Trustees' fees                                   20,743          13,468          2,966
  Reports and statements to shareholders           31,031          27,876          9,362
  Custodian fees                                   19,475          10,740          3,976
  Insurance fees                                   11,229           5,975          1,325
  Pricing fees                                      4,009           2,633          1,420
  Taxes (other than taxes on income)                1,302             743            --
  Other                                            13,269           8,043          3,403
                                              -----------     -----------     ----------
                                                 4,990,435      2,772,069        612,461
                                              -----------     -----------     ----------
  Less expenses absorbed or waived                (15,468)        (28,216)       (69,913)
  Less waived distribution expenses -
   Class A                                             --              --        (49,643)
                                              -----------     -----------     ----------
  Less expense paid indirectly                     (2,148)           (811)          (952)
                                              -----------     -----------     ----------
  Total operating expenses                      4,972,819       2,743,042        491,953
                                              -----------     -----------     ----------
Net Investment Income                          16,164,300       9,407,580      2,195,840

Net Realized and Unrealized Gain (Loss)
on Investments:
  Net realized gain (loss) on investments         420,471         (191,561)     (181,095)
                                              -----------     -----------     ----------
  Net change in unrealized
   appreciation/depreciation of
   investments                                 (5,618,279)     (4,320,530)      (652,780)
                                              -----------     -----------     ----------
Net Realized and Unrealized Loss on
Investments                                    (5,197,808)     (4,512,091)      (833,875)

                                               __________       _________     __________
Net Increase in Net Assets Resulting
from Operations                               $10,966,492      $4,895,489     $1,361,965

See accompanying notes

                                      F-13

Statements of changes in net assets

Delaware Minnesota Municipal Bond Funds

                                                                                                   Delaware Tax-Free
                                                                 Delaware Tax-Free                    Minnesota
                                                                  Minnesota Fund                     Insured Fund
                                                                    Year Ended                        Year Ended
                                                             8/31/06          8/31/05            8/31/06           8/31/05

Increase (Decrease) in Net Assets from Operations:
  Net investment income                                   $ 16,164,300     $ 15,842,204         $9,407,580     $ 10,006,289
  Net realized gain (loss) on investments                      420,471          521,727           (191,561)         483,566
  Net change in unrealized
   appreciation/depreciation of investments                 (5,618,279)       6,325,529         (4,320,530)       2,576,840
                                                       ---------------   --------------       ------------   --------------
  Net increase in net assets resulting from
   operations                                               10,966,492       22,689,460          4,895,489       13,066,695
                                                       ---------------   --------------       ------------   --------------
Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                (15,322,571)     (14,918,426)        (8,597,833)      (9,106,255)
    Class B                                                   (413,101)        (468,436)          (363,586)        (438,591)
    Class C                                                   (487,162)        (416,235)          (397,631)        (415,840)

  Net realized gain on investments:
    Class A                                                   (767,541)      (4,220,929)          (438,581)      (1,001,479)
    Class B                                                    (26,047)        (174,978)           (23,729)         (62,572)
    Class C                                                    (29,894)        (135,698)           (24,664)         (55,205)
                                                       ---------------   --------------       ------------   --------------
                                                           (17,046,316)     (20,334,702)        (9,846,024)     (11,079,942)
                                                       ---------------   --------------       ------------   --------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                 46,525,876       32,762,383         11,550,587       13,305,078
    Class B                                                    806,782        1,032,796            359,427          762,589
    Class C                                                  4,424,369        4,082,514          1,930,187        2,220,317

  Net asset value of shares issued upon
    reinvestment of dividends and distributions:
    Class A                                                 10,254,675       12,557,067          6,080,360        6,840,725
    Class B                                                    273,926          421,984            294,382          389,371
    Class C                                                    399,762          431,656            296,875          323,100
                                                       ---------------   --------------       ------------   --------------
                                                            62,685,390       51,288,400         20,511,818       23,841,180
                                                       ---------------   --------------       ------------   --------------
  Cost of shares repurchased:
    Class A                                                (33,894,118)     (31,030,615)       (26,983,677)     (22,291,529)
    Class B                                                 (2,326,335)      (3,294,771)        (2,559,927)      (3,218,588)
    Class C                                                 (3,458,556)      (1,444,705)        (1,699,163)     (2,404,134)
                                                       ---------------   --------------       ------------   --------------
                                                           (39,679,009)     (35,770,091)       (31,242,767)    (27,914,251)
                                                       ---------------   --------------       ------------   --------------
Increase (decrease) in net assets derived from
capital share transactions                                  23,006,381       15,518,309        (10,730,949)      (4,073,071)
                                                       ---------------   --------------       ------------   --------------
Net Increase (Decrease) in Net Assets                       16,926,557       17,873,067        (15,681,484)      (2,086,318)

Net Assets:
  Beginning of year                                        391,272,178      373,399,111        251,276,535      253,362,853
                                                       ---------------   --------------       ------------   --------------
  End of year                                             $408,198,735     $391,272,178       $235,595,051     $251,276,535
                                                       ---------------   --------------       ------------   --------------

  Undistributed (distributions in excess of) net
   investment income                                          $(22,418)        $147,934            $--              $--

See accompanying notes

                                      F-14

Statements of changes in net assets

Delaware Minnesota Municipal Bond Funds

                                                                    Delaware Tax-Free Minnesota
                                                                        Intermediate Fund
                                                                           Year Ended
                                                                     8/31/06        8/31/05

Increase (Decrease) in Net Assets from Operations:
  Net investment income                                           $ 2,195,840    $ 2,350,094
  Net realized gain (loss) on investments                            (181,095)       799,234
  Net change in unrealized
   appreciation/depreciation of investments                          (652,780)      (107,313)
                                                                 -------------     ------------
  Net increase in net assets resulting from
   operations                                                       1,361,965      3,042,015
                                                                -------------      ------------
Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                        (1,965,980)    (2,063,392)
    Class B                                                           (71,129)       (85,793)
    Class C                                                          (158,749)      (200,891)
                                                                 -------------     ------------
                                                                   (2,195,858)    (2,350,076)
                                                                 -------------     ------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                         4,468,732      8,856,040
    Class B                                                            12,810         46,423
    Class C                                                         1,086,994        735,412

  Net asset value of shares issued upon
  reinvestment of dividends and distributions:
    Class A                                                         1,416,395      1,526,786
    Class B                                                            53,171         62,528
    Class C                                                           116,926        157,534
                                                                 -------------   --------------
                                                                    7,155,028     11,384,723
                                                                 -------------   --------------

  Cost of shares repurchased:
    Class A                                                        (9,830,857)   (15,027,594)
    Class B                                                          (841,634)      (550,863)
    Class C                                                        (1,961,559)    (2,157,860)
                                                                 -------------   --------------
                                                                  (12,634,050)   (17,736,317)
                                                                 -------------   --------------
Increase (decrease) in net assets derived from
capital share transactions                                         (5,479,022)    (6,351,594)
                                                                 -------------   --------------
Net Increase (Decrease) in Net Assets                               (6,312,915)   (5,695,655)

Net Assets:
  Beginning of year                                                61,764,626      67,424,281
                                                                 -------------   --------------
  End of year (there was no undistributed income
  at either year end)                                             $55,451,711     $61,764,626
                                                                 -------------   --------------

See accompanying notes

                                      F-15

Notes to financial statements

Delaware Tax-Free  Minnesota Fund,  Delaware Tax-Free Minnesota Insured Fund and
Delaware Tax-Free Minnesota Intermediate Fund

August 31, 2006

These  financial  statements and the related notes pertain to Delaware  Tax-Free
Minnesota Fund, a series of Voyageur Tax Free Funds, Delaware Tax-Free Minnesota
Insured  Fund,  a series  of  Voyageur  Insured  Funds,  and  Delaware  Tax-Free
Minnesota  Intermediate Fund, a series of Voyageur  Intermediate Tax Free Funds,
(each referred to as a "Fund" or collectively as the "Funds").  Voyageur Insured
Funds,  Voyageur  Tax Free Funds and  Voyageur  Intermediate  Tax Free Funds are
individually  referred to as a "Trust" and  collectively  as the  "Trusts."  The
Trusts are  organized  as  Delaware  statutory  trusts.  The Funds are  open-end investment  companies.  The  Funds  are  considered  non-diversified  under  the
Investment  Company  Act of 1940,  as  amended,  and offer Class A, Class B, and
Class C shares.  Class A shares are sold with a front-end  sales charge of up to
4.50% for  Delaware  Tax-Free  Minnesota  Fund and Delaware  Tax-Free  Minnesota
Insured Fund and up to 2.75% for Delaware Tax-Free Minnesota  Intermediate Fund.
Class A share  purchases of $1,000,000 or more will incur a contingent  deferred sales charge of up to 1% if redeemed during the first two years, provided that a financial  advisor was paid commission on the purchase of those shares.  Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for  Delaware  Tax-Free  Minnesota  Fund and  Delaware  Tax-Free  Minnesota
Insured Fund and that declines from 2% to zero for Delaware  Tax-Free  Minnesota
Intermediate Fund,  depending upon the period of time the shares are held. Class
B  shares  will   automatically   convert  to  Class  A  on  a  quarterly  basis
approximately  eight years after purchase for Delaware  Tax-Free  Minnesota Fund and Delaware Tax-Free  Minnesota Insured Fund and approximately five years after purchase for Delaware Tax-Free  Minnesota  Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The  investment  objective  of Delaware  Tax-Free  Minnesota  Fund and  Delaware
Tax-Free  Minnesota  Insured  Fund is to seek as high a level of current  income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota  Intermediate Fund is to
seek to provide investors with preservation of capital and, secondarily, current income  exempt from federal  income tax and from the  Minnesota  state  personal income  tax,  by  maintaining  a  dollar-weighted  average  effective  portfolio maturity of 10 years or less.

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security  Valuation--  Long-term  debt  securities  are valued by an independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value.  Open-end investment companies are valued at their  published net asset value.  Other  securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction of each Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market
trading  (e.g.,   government  actions  or  pronouncements,   trading  volume  or
volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes--  Each Fund  intends to  continue to qualify for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

On July 13, 2006, the Financial  Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN
48 provides  guidance for how  uncertain  tax  positions  should be  recognized, measured,  presented and disclosed in the financial statements.  FIN 48 requires the  evaluation of tax positions  taken or expected to be taken in the course of preparing  the Funds' tax returns to  determine  whether the tax  positions  are
"more-likely-than-not"  of being sustained by the applicable tax authority.  Tax positions  not  deemed  to meet  the  more  likely-than-not  threshold  would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all  open  tax  years as of the  effective  date.  Although  the  Funds'  tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Funds' financial statements.

Class  Accounting--  Investment  income and common expenses are allocated to the classes of the Funds on the basis of "settled  shares" of each class in relation to the  net  assets  of the  Funds.  Realized  and  unrealized  gain  (loss)  on investments  are  allocated to the various  classes of the Funds on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates--  The  preparation of financial  statements in conformity with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

                                      F-16

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

Interest and Related Expenses - Interest and related expenses  include,  but are not  limited  to,  interest  expense,  remarketing  fees,  liquidity  fees,  and trustees' fees from the Delaware Tax-Free Minnesota Fund's and Delaware Tax-Free
Minnesota  Insured Fund's  participation  in inverse floater  programs where the
Funds have  transferred  their own bonds to a trust that  issues  floating  rate securities  and inverse  floating rate  securities  with an aggregate  principal amount equal to the principal of the  transferred  bonds.  The Funds receive the inverse floating rate securities and cash from the trust in consideration of the conveyance of the municipal bonds to the trust.  The cash received is treated as a form of liability for accounting purposes. Interest expense is recorded by the
Funds based on the interest  rate of the floating rate  securities.  Remarketing fees,  liquidity  fees,  and trustees' fees expenses are recorded on the accrual basis.

For the year  ended  August  31,  2006,  Delaware  Tax-Free  Minnesota  Fund and
Delaware Tax-Free Minnesota Insured Fund had an average daily liability from the participation  in inverse  floater  programs  of  $31,105,000  and  $13,275,000, respectively,  and  recorded  interest  expense at an average  rate of 3.38% and
3.39%,  respectively.

Other - Expenses  directly  attributable to a Fund are charged  directly to that
Fund. Other expenses common to various funds within the Delaware  Investments(R)
Family of Funds  are  generally  allocated  amongst  such  funds on the basis of average net assets.  Management  fees and some other  expenses are paid monthly.
Security  transactions  are recorded on the date the securities are purchased or sold (trade date) for financial  reporting  purposes.  Costs used in calculating realized gains and losses on the sale of investment  securities are those of the specific  securities  sold.  Interest  income is recorded on the accrual  basis.
Discounts  and premiums are  amortized to interest  income over the lives of the respective  securities.  Each Fund declares  dividends daily from net investment income and pays such dividends monthly and declares and pays  distributions from net realized gain on investments, if any, annually.

The Funds  receive  earnings  credits from their  custodian  when  positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above  arrangement  is included in custodian fees on the Statements of
Operations  with  the  corresponding  expense  offset  shown  as  "expense  paid indirectly."

2.   Investment  Management,  Administration  Agreements and Other  Transactions
     with Affiliates

In accordance with the terms of its respective  investment management agreement, each  Fund  pays  Delaware  Management  Company  (DMC),  a  series  of  Delaware
Management  Business  Trust and the investment  manager,  an annual fee based on each Fund's average daily net assets as follows:

                                                   Delaware
                                                   Tax-Free      Delaware Tax-Free
                               Delaware Tax-Free   Minnesota        Minnesota
                                Minnesota Fund   Insured Fund    Intermediate Fund

On the first $500 million         0.550%           0.500%             0.500%
On the next $500 million          0.500%           0.475%             0.475%
On the next $1.5 billion          0.450%           0.450%             0.450%
In excess of $2.5 billion         0.425%           0.425%             0.425%

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  each Fund to the  extent  necessary  to ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, certain insurance costs and extraordinary  expenses,  do not exceed specified percentages of average daily net assets as shown below:

                                                                         Delaware
                                                                         Tax-Free      Delaware Tax-Free
                                                     Delaware Tax-Free   Minnesota        Minnesota
                                                      Minnesota Fund   Insured Fund    Intermediate Fund

Operating expense limitation as a percentage
  of average daily net assets (per annum)                0.69%             0.64%            0.60%
Expiration date                                         12/29/05         10/31/05         10/31/05
Effective December 30, 2005,
  Operating expense limitation as a
  percentage of average daily net assets (per
  annum)                                                 0.68%             0.64%            0.60%
Expiration date                                         12/31/06         12/31/06         12/31/06

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services. Each Fund pays
DSC a monthly fee  computed  at the annual rate of 0.04% of such Fund's  average daily net assets for accounting and administration  services. Each Fund pays DSC a  monthly  fee  based  on the  number  of  shareholder  accounts  for  dividend disbursing and transfer agent services.

Pursuant to a  distribution  agreement  and  distribution  plan,  each Fund pays
Delaware  Distributors,  L.P (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class B and C shares.  DDLP has  contracted to waive  distribution  and services fees through December 31, 2006 in order to prevent distribution and service fees of Class A shares from exceeding  0.15% of average daily net assets for Delaware
Tax-Free Minnesota Intermediate Fund.

                                      F-17

2.   Investment  Management,  Administration  Agreements and Other  Transactions
     with Affiliates (continued)

At August 31, 2006, the Funds had liabilities payable to affiliates as follows:

                                                                         Delaware
                                                                         Tax-Free      Delaware Tax-Free
                                                     Delaware Tax-Free   Minnesota        Minnesota
                                                      Minnesota Fund   Insured Fund    Intermediate Fund

Investment management fee payable to DMC               $192,838          $97,956           $ 8,596
Dividend disbursing, transfer agent, accounting and
  administration fees and expenses payable to DSC        30,693           18,927             4,983
Distribution fee payable to DDLP                        102,888           64,101            12,142
Other expenses payable to DMC and affiliates*            11,742            6,906             3,126

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis.  Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement,  each Fund bears the cost of certain legal services,  including internal legal services provided to each Fund by DMC employees.  For the year ended August 31, 2006, each Fund was charged for internal legal services provided by DMC as follows:

                                       Delaware
                                       Tax-Free      Delaware Tax-Free
                   Delaware Tax-Free   Minnesota        Minnesota
                    Minnesota Fund   Insured Fund    Intermediate Fund

                     $22,874             $13,697             $3,306

For the year ended August 31, 2006, DDLP earned  commissions on sales of Class A shares for each Fund as follows:

                                       Delaware
                                       Tax-Free      Delaware Tax-Free
                   Delaware Tax-Free   Minnesota        Minnesota
                    Minnesota Fund   Insured Fund    Intermediate Fund

                     $65,336             $27,780             $4,745

For the year ended August 31, 2006,  DDLP  received  gross  contingent  deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class
C shares, respectively.  These commissions were entirely used to offset up-front commissions  previously paid by DDLP to broker-dealers on sales of those shares.
The amounts received were as follows:

                                       Delaware
                                       Tax-Free      Delaware Tax-Free
                   Delaware Tax-Free   Minnesota        Minnesota
                    Minnesota Fund   Insured Fund    Intermediate Fund

Class A              $   637          $    280             $5,522
Class B                7,493            13,148              1,866
Class C                6,806             2,045              1,172

Certain  officers of DMC,  DSC,  and DDLP are  officers  and/or  trustees of the
Trusts. These officers and trustees are paid no compensation by the Funds.

3.   Investments

For the year  ended  August 31,  2006,  the Funds  made  purchases  and sales of investment securities other than short-term investments as follows:

                                    Delaware Tax-Free   Delaware Tax-Free
                Delaware Tax-Free     Minnesota            Minnesota
                Minnesota Fund        Insured Fund      Intermediate Fund

Purchases       $71,884,416         $11,312,709           $6,166,602
Sales            51,459,401          19,589,439            9,901,143

At  August  31,  2006  the  cost  of  investments  and  unrealized  appreciation
(depreciation) for federal income tax purposes for each Fund were as follows:

                                                        Delaware Tax-Free   Delaware Tax-Free
                                    Delaware Tax-Free      Minnesota           Minnesota
                                    Minnesota Fund        Insured Fund      Intermediate Fund

Cost of investments                  $386,720,288        $217,684,065         $52,951,348
Aggregate unrealized appreciation     $18,578,507        $ 15,519,744         $ 2,040,262
Aggregate unrealized depreciation        (446,314)            (60,428)            (40,292)
Net unrealized appreciation          $ 18,132,193        $ 15,459,316         $ 1,999,970

                                      F-18

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

4.   Dividend and Distribution Information

Income and long-term  capital gain  distributions  are  determined in accordance with  federal  income  tax  regulations,  which may differ  from U.S.  generally accepted accounting principles.  Additionally,  net short-term gains on sales of investment  securities  are  treated as ordinary  income for federal  income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                 Delaware Tax-Free   Delaware Tax-Free
                             Delaware Tax-Free     Minnesota            Minnesota
                             Minnesota Fund        Insured Fund      Intermediate Fund
Year Ended 8/31/06
Tax-exempt income             $16,312,106         $ 9,369,886          $2,195,858
Ordinary income                   106,715                 --                 --
Long-term capital gain            627,495             476,138                --
                            -------------        ------------        ------------
Total                         $17,046,316         $ 9,846,024          $2,195,858
                            -------------        ------------        ------------
Year Ended 8/31/05
Tax-exempt income             $15,803,097         $ 9,960,686          $2,350,076
Long-term capital gain          4,531,605           1,119,256                --
                            -------------        ------------        ------------
Total                         $20,334,702         $11,079,942          $2,350,076
                            -------------        ------------        ------------

As of August  31,  2006,  the  components  of net  assets on a tax basis were as follows:

                                                                 Delaware Tax-Free   Delaware Tax-Free
                                             Delaware Tax-Free      Minnesota           Minnesota
                                             Minnesota Fund        Insured Fund      Intermediate Fund
Shares of beneficial interest                $389,782,636        $220,321,556         $54,908,696
Undistributed long-term capital gain              306,324                 --                  --
Capital loss carryforwards                            --                  --           (1,356,875)
Post-October losses                                   --             (185,821)           (100,080)
Other temporary differences                       (22,418)                --                  --
Unrealized appreciation of investments         18,132,193          15,459,316           1,999,970
                                            -------------        -------------        ------------
Net assets                                   $408,198,735        $235,595,051         $55,451,711
                                            -------------        -------------        ------------

The  differences  between book basis and tax basis  components of net assets are primarily  attributable to tax treatment of market discount on debt instruments.
Post-October  losses represent losses realized on investment  transactions  from
November 1, 2005 through August 31, 2006 that, in accordance with federal income tax  regulations,  each Fund has elected to defer and treat as having  arisen in the following fiscal year.

For financial reporting  purposes,  capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax  treatment  of  market  discount  on  certain  debt  instruments  and dividends  and  distributions.  Results of  operations  and net assets  were not affected by these  reclassifications.  For the year ended August 31,  2006,  the
Funds  recorded the  following  reclassifications.  Delaware  Tax-Free  Delaware
Tax-Free

                                                      Delaware Tax-Free   Delaware Tax-Free
                                  Delaware Tax-Free      Minnesota           Minnesota
                                  Minnesota Fund        Insured Fund      Intermediate Fund
Fund
 Paid-in capital                     $     --            $(10,836)             $   --
 Undistributed (Accumulated)
   net investment income (loss)      (111,818)            (48,530)                 18
 Accumulated net realized gain
   (loss)                             111,818              59,366                 (18)

For federal  income tax  purposes,  capital  loss  carryforwards  may be carried forward and applied  against future capital  gains.  Capital loss  carryforwards remaining at August 31, 2006 will expire as follows:

                            Delaware Tax-Free
                               Minnesota
Year of Expiration          Intermediate Fund
2008                                 $--
2009                           1,024,839
2010                               4,037
2011                             246,659
2012                                  --
2014                              81,340
                              ----------
Total                         $1,356,875
                              ----------

                                      F-19

5. Capital Shares

Transactions in capital shares
were as follows:

                                               Delaware Tax-Free           Delaware Tax-Free
                                                Minnesota Fund           Minnesota Insured Fund

                                                  Year Ended                    Year Ended
                                            8/31/06      8/31/05          8/31/06      8/31/05
Shares sold:
  Class A                                 3,740,009     2,605,601       1,066,208     1,206,325
  Class B                                    64,648        82,005          32,933        68,954
  Class C                                   354,758       323,335         177,451       200,888

Shares issued upon reinvestments
of dividends and distributions:
  Class A                                   824,435       999,673         559,513       620,080
  Class B                                    22,000        33,587          27,111        35,325
  Class C                                    32,061        34,287          27,286        29,235
                                          ---------     ---------       ---------     ---------
                                          5,037,911     4,078,488       1,890,502     2,160,807
                                          ---------     ---------       ---------     ---------
Shares repurchased:
  Class A                                (2,730,163)   (2,466,727)     (2,484,487)   (2,021,780)
  Class B                                  (187,143)     (262,319)       (235,722)     (293,001)
  Class C                                  (277,488)     (114,430)       (156,558)     (217,296)
                                          ---------     ---------       ---------     ---------
                                         (3,194,794)   (2,843,476)     (2,876,767)   (2,532,077)
                                          ---------     ---------       ---------     ---------
Net increase (decrease)                   1,843,117     1,235,012        (986,265)     (371,270)
                                          ---------     ---------       ---------     ---------

                                          Delaware Tax-Free Minnesota
                                               Intermediate Fund

                                                 Year Ended
                                            8/31/06      8/31/05
Shares sold:
  Class A                                   413,224       811,048
  Class B                                     1,162         4,238
  Class C                                   100,419        67,333

Shares issued upon reinvestment
of dividends and distributions:
  Class A                                   130,882       139,829
  Class B                                     4,900         5,713
  Class C                                    10,784        14,403
                                          ---------     ---------
                                            661,371     1,042,564
                                          ---------     ---------

Shares repurchased:
  Class A                                  (907,954)   (1,375,055)
  Class B                                   (77,656)      (50,607)
  Class C                                  (180,541)     (196,858)
                                          ---------     ---------
                                         (1,166,151)   (1,622,520)
                                          ---------     ---------
Net increase (decrease)                    (504,780)     (579,956)
                                          ---------     ---------

                                      F-20

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

5. Capital Shares (continued)

For the years ended August 31, 2006 and 2005,  the  following  shares and values were  converted  from  Class B to Class A shares.  The  respective  amounts  are included in Class B redemptions and Class A  subscriptions  in the tables on the previous page and the Statements of Changes in Net Assets.

                                                  Year Ended                              Year Ended
                                                   8/31/06                                 8/31/05
                                       Class B    Class A                   Class B       Class A
                                       Shares     shares       Value        shares        shares          Value

Delaware Tax-Free Minnesota Fund       66,784     66,836       $831,110    113,069       113,158       $1,420,503
Delaware Tax-Free Minnesota
  Insured Fund                         80,959     80,882        878,177    122,887       122,776        1,352,796
Delaware Tax-Free Minnesota
  Intermediate Fund                    18,914     18,958        203,874     21,297        21,349          231,714

6.   Line of Credit
Each Fund,  along with certain other funds in the Delaware  Investments(R)Family of Funds (the "Participants"),  participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the  basis  of  each  Participant's  allocation  of  the  entire  facility.  The
Participants  may borrow up to a maximum of one third of their net assets  under the agreement. The Funds had no amounts outstanding as of August 31, 2006, or at any time during the year then ended.

7.   Credit and Market Risk
The Funds concentrate their investments in securities issued by  municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation  within the state,  regional or local economic  conditions,  and differing levels of supply and demand for municipal bonds.  Many  municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance  that the insurance  company  will  meet  its  obligations.  These  securities  have  been identified in the Statements of Net Assets.

The Funds may participate in inverse floater  programs where they transfer their own bonds to a trust that issues floating rate  securities and inverse  floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred  bonds.  The inverse  floaters  received by the
Funds are derivative  tax-exempt  obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated speed. Consequently, the market values of the inverse floaters will  generally  be more  volatile  than other  tax-exempt  investments.  A Fund typically  uses  inverse  floaters  to adjust  the  duration  of its  portfolio.
Duration  measures a portfolio's  sensitivity to changes in interest  rates.  By holding  inverse  floaters with a different  duration than the underlying  bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity  to changes in  interest  rates.  A Fund may also  invest in inverse floaters to add additional  income to the Fund or to adjust the Fund's  exposure to a specific segment of the yield curve.  Such securities are identified on the
Statements of Net Assets.

The Funds  may  invest in  advanced  refunded  bonds,  escrow  secured  bonds or defeased bonds. Under current federal tax laws and regulations,  state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current  refunding." "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.  Bonds are considered  "pre-refunded"  when the refunding  issue's proceeds are escrowed only until a permitted call date or dates on the refunded  issue with the refunded issue being redeemed at the time, including  any required  premium.  Bonds become  "defeased"  when the rights and interests of the bondholders and of their lien on the pledged  revenues or other security  under  the  terms  of  the  bond  contract  are  substituted  with  an alternative  source of  revenues  (the  escrow  securities)  sufficient  to meet payments  of  principal  and  interest  to  maturity or to the first call dates.
Escrowed secured bonds will often receive a rating of AAA from Moody's Investors
Service,  Inc.,  Standard & Poor's Rating Group, and/or Fitch Ratings due to the
strong credit quality of the escrow securities and the irrevocable nature of the escrow  deposit  agreement.  The Tax-Free  Minnesota  Insured Fund will purchase escrow  secured  bonds  without  additional  insurance  only where the escrow is invested in securities of the U.S.  government or agencies or  instrumentalities of the U.S. government.

Each Fund may invest a portion of its total assets in illiquid securities, which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these securities may impair each Fund from disposing of them in a timely  manner and at a fair price when it is  necessary  or desirable to do so.
While maintaining oversight,  each Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's  limitation on  investments in illiquid  assets.  At
August 31, 2006,  there were no Rule 144A securities.  Illiquid  securities have been identified on the Statements of Net Assets.

                                      F-21

8.   Contractual Obligations
The Funds enter into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Funds'   maximum   exposure  under  these
arrangements is unknown.  However, the Funds have not had prior claims or losses pursuant to these  contracts.  Management  has  reviewed  each  Fund's  existing contracts and expects the risk of loss to be remote.

9.   Subsequent Event
On August 17, 2006,  the Board of Trustees  responsible  for  Delaware  Tax-Free
Minnesota  Insured  Fund  (the  "Reorganizing  Fund")  approved  a  proposal  to reorganize the Reorganizing Fund with and into the Delaware  Tax-Free  Minnesota
Fund (the  "Acquiring  Fund")  subject  to  shareholder  approval.  The Board of
Trustees  responsible for the Delaware Tax-Free Minnesota Fund also approved the reorganization.

Effective  as of the close of business on September  1, 2006,  the  Reorganizing
Fund will be closed to new investors. Shareholders of the Reorganizing Fund will receive a proxy  statement/prospectus  providing them with information about the
Delaware  Tax-Free  Minnesota  Fund and  requesting  their votes on the proposed reorganization  of their Fund at a special meeting of shareholders to be held in the second quarter of 2007. If approved, the reorganization would be expected to take place in the second quarter of 2007.  Additionally,  the Delaware  Tax-Free
Minnesota  Insured  Fund  would  continue  to  accept  purchases  from  existing shareholders  (including  reinvested  dividends or capital gains) until the last business day before the reorganization.

10.  Restatement of Financial Statements

Delaware  Tax-Free  Minnesota  Fund's and Delaware  Tax-Free  Minnesota  Insured
Fund's  financial  statements and related  disclosures  have been restated.  The
Funds  participate in inverse floater programs where they have transferred their own bonds to a trust that issues floating rate  securities and inverse  floating rate securities with an aggregate principal amount equal to the principal of the transferred  bond.  The Funds receive the inverse  floating rate  securities and cash from the trust in consideration of the conveyance of the municipal bonds to the trust. Previously, the Funds treated this transaction as a sale of the bonds and as a purchase of the inverse  floating rate  securities.  Under Statement of
Financial  Accounting  Standards No. 140, Accounting for Transfers and Servicing
of Financial Assets and  Extinguishments  of Liabilities (FAS 140), the transfer of the  bonds is not  considered  a sale,  but  rather a form of  financing  for accounting purposes. As a result, the Funds restated their financials statements to include the original  transferred  bond,  and the  corresponding  obligation, interest and related  expenses  associated with  participating  in these inverse floater  programs.  The result of the restatements was an increase in assets and liabilities and corresponding  increases in interest income and expenses.  These changes did not impact the net asset  value,  total  return,  or net  investment
income  of  the  Funds.  The  following   represents  the  previously   reported
information and the restated information:

Delaware Tax-Free Minnesota Fund

                                          Previously Reported              Restated

Statement of net assets

    Total market value of securities      $404,852,481                     $435,957,481

    Other assets [liabilities], net          3,346,254                      (27,758,746)

    Total net assets                       408,198,735                      408,198,735

Statement of operations

    Interest income                        $20,085,468                      $21,137,119

    Interest and related expense                    $0                       $1,051,651

    Subtotal of gross expenses              $3,938,784                       $4,990,435

    Total operating expenses                $3,921,168                       $4,972,819

    Net investment income                  $16,164,300                      $16,164,300

Delaware Tax-Free Minnesota Insured Fund

                                          Previously Reported              Restated

Statement of net assets

    Total market value of securities      $233,143,381                     $246,418,381

    Other assets [liabilities], net          2,451,670                      (10,823,330)

    Total net assets                       235,595,051                      235,595,051

                                      F-22

Statement of Operations

    Interest income                        $11,700,803                      $12,150,622

    Interest and related expense                    $0                         $449,819

    Subtotal of gross expenses              $2,322,250                       $2,772,069

    Total operating expenses                $2,293,223                       $2,743,042

    Net investment income                   $9,407,580                       $9,407,580

Footnotes:

Note 1-added accounting policy disclosure for Interest and related expenses

Note 7-added additional information related to Inverse Floater programs

The restated financial highlights for Delaware Tax-Free Minnesota Fund, Delaware
Tax-Free  Minnesota  Insured Fund and Delaware Tax-Free  Minnesota  Intermediate
Fund are included in the amendment dated January 3, 2007 to the prospectus dated
December 29, 2006.

11.  Tax Information (Unaudited)

The  information  set forth below is for each Fund's  fiscal year as required by federal laws.  Shareholders,  however,  must report  distributions on a calendar year basis for income tax purposes, which may include distributions for portions of  two  fiscal  years  of  a  Fund.  Accordingly,  the  information  needed  by shareholders  for  income tax  purposes  will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2006,  each Fund  designates  distributions paid during the year as follows:

                                                    (A)                   (B)
                                                  Long-Term             Ordinary             (C)
                                                Capital Gains           Income            Tax Exempt        Total
                                                 Distributions        Distributions      Distributions   Distributions
                                                  (Tax Basis)          (Tax Basis)        (Tax Basis)     (Tax Basis)

Delaware Tax-Free Minnesota Fund                    4%                   1%                 95%              100%
Delaware Tax-Free Minnesota Insured Fund            5%                   0%                 95%              100%
Delaware Tax-Free Minnesota Intermediate Fund       0%                   0%                100%              100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

                                      F-23

Statements of net assets

Delaware Tax-Free Florida Insured Fund
August 31, 2006 (Restated)

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 103.67%
--------------------------------------------------------------------------------
Education Revenue Bonds - 5.28%
   Broward County Educational
      Facilities Authority Revenue
      (Nova Southeastern University)
      5.25% 4/1/27 (RADIAN)                     $1,000,000    $1,042,890
   Miami-Dade County Educational
      Facilities Authority (University of
      Miami) Series A 5.75% 4/1/29
      (AMBAC)                                    2,000,000     2,145,520
   University of Central Florida
      Athletics Association Certificates
      of Participation Series A
      5.25% 10/1/34 (FGIC)                       2,000,000     2,121,500
                                                             -----------
                                                               5,309,910
                                                             -----------
Electric Revenue Bonds - 3.29%
   Florida State Municipal Power Agency
      Revenue (Stanton II Project)
      5.00% 10/1/26 (AMBAC)                      2,000,000     2,082,320
   Ocala Utility System Revenue Series B
      5.25% 10/1/25 (FGIC)                       1,125,000     1,225,373
                                                             -----------
                                                               3,307,693
                                                             -----------
Health Care Revenue Bonds - 16.60%
   Escambia County Health Facilities
      Authority (Florida Health Care
      Facilities - VHA Program)
      5.95% 7/1/20 (AMBAC)                         560,000       586,466
   Highlands County Health Facilities
      Authority (Adventist Health
      System) Series C
      5.25% 11/15/36                             1,000,000     1,054,480
   Indian River County Hospital District
      (Indian River Memorial Hospital)
      6.10% 10/1/18 (FSA)                        3,000,000     3,065,580
   Jacksonville Economic Development
      Community Health Care
      Facilities Revenue (Mayo Clinic)
      5.00% 11/15/36                             1,000,000     1,040,100
   Miami-Dade County Public Facilities
      Revenue (Jackson Health
      Systems) Series A 5.00% 6/1/35
      (MBIA)                                     1,500,000     1,567,455
   North Miami Health Facilities
      Authority (Catholic Health
      Services) (LOC Suntrust Bank
      Miami) 6.00% 8/15/16                         500,000       510,635
   Orange County Health Facilities
      Authority Revenue (Adventist
      Health System)
      5.625% 11/15/32                            1,000,000     1,073,170
   Palm Beach County Health Facilities
      Authority Revenue (Boca Raton
      Community Hospital)
      5.625% 12/1/31                             2,000,000     2,094,060

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Health Care Revenue Bonds (continued)
   South Broward Hospital District
     Revenue (Memorial Health Care
     System) 5.625% 5/1/32                      $3,000,000   $ 3,206,580
   Tallahassee Health Facilities
     (Tallahassee Memorial Regional
     Medical Center) Series B
     6.00% 12/1/15 (MBIA)                        2,500,000     2,504,350
                                                             -----------
                                                              16,702,876
                                                             -----------
Housing Revenue Bonds - 13.35%
   Florida Housing Finance Agency
     (Crossings Indian Run
        Apartments HUD) Series V
        6.10% 12/1/26
        (AMBAC) (AMT)                              750,000       766,898
     (Landings at Sea Forest
        Apartments) Series T
        5.85% 12/1/18 (AMBAC)
           (FHA) (AMT)                             380,000       388,212
        6.05% 12/1/36 (AMBAC)
           (FHA) (AMT)                             700,000       715,064
     (Leigh Meadows Apartments
        Section 8 HUD) Series N
        6.20% 9/1/26 (AMBAC) (AMT)               2,765,000     2,822,732
        6.30% 9/1/36 (AMBAC) (AMT)               2,000,000     2,041,680
     (Riverfront Apartments Section 8
        HUD) Series A 6.25% 4/1/37
        (AMBAC) (AMT)                            1,000,000     1,026,800
     (Spinnaker Cove Apartments)
        Series G 6.50% 7/1/36
        (AMBAC) (FHA) (AMT)                        500,000       510,490
     (The Vineyards Project) Series H
        6.40% 11/1/15                              500,000       511,105
     (Woodbridge Apartments) Series
        L 6.15% 12/1/26
        (AMBAC) (AMT)                            1,750,000     1,789,603
        6.25% 6/1/36
           (AMBAC) (AMT)                         2,000,000     2,045,040
   Orange County Housing Finance
     Authority Homeowner Revenue
     Series B 5.25% 3/1/33 (GNMA)
     (FNMA) (AMT)                                  295,000       301,463
   Volusia County Multifamily Housing
     Finance Authority (San Marco
     Apartments) Series A
     5.60% 1/1/44 (FSA) (AMT)                      500,000       514,850
                                                             -----------
                                                              13,433,937
                                                             -----------
Lease Revenue Bonds - 10.19%
   Florida Municipal Loan Council
     Revenue Series B 5.00% 11/1/29
     (MBIA)                                      1,000,000     1,051,350
   Lake County School Board Series A
     5.00% 6/1/30 (AMBAC)                        1,750,000     1,828,698

Statements of net assets

Delaware Tax-Free Florida Insured Fund

                                      F-24

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Lease Revenue Bonds (continued)
   Osceola County School Board
     Series A 5.25% 6/1/27 (AMBAC)              $4,000,000   $ 4,251,199
Pasco County School Board
      Series A 5.00% 8/1/30 (AMBAC)              1,000,000     1,049,470
   Puerto Rico Public Buildings
      Authority Revenue (Government
      Facilities) Series F 5.25% 7/1/25            930,000     1,023,521
   St. Augustine Capital Improvement
      Revenue 5.00% 10/1/34
      (AMBAC)                                    1,000,000     1,045,940
                                                             -----------
                                                              10,250,178
                                                             -----------
Local General Obligation Bonds - 4.26%
   Enterprise Community
      Development District Special
      Assessment 6.10% 5/1/16
      (MBIA)                                       695,000       696,383
   Hollywood Community
      Redevelopment Agency
      5.625% 3/1/24                              1,200,000     1,278,840
   Julington Creek Plantation
      Community Development
      District Special Assessment
      5.00% 5/1/29 (MBIA)                          200,000       207,852
   Port St. Lucie 5.00% 7/1/35 (MBIA)            2,000,000     2,106,260
                                                             -----------
                                                               4,289,335
                                                             -----------
Pre-Refunded Bonds - 20.47%
   Florida Housing Finance Agency
      (Mariner Club Apartments)
         Series K-1
         6.25% 9/1/26-07
           (AMBAC) (AMT)                           300,000       309,138
         6.375% 9/1/36-07
           (AMBAC) (AMT)                           525,000       541,312
      (Sterling Palms Apartments)
         Series D-1
         6.30% 12/1/16-06
           (AMBAC) (AMT)                           895,000       917,831
         6.40% 12/1/26-06
           (AMBAC) (AMT)                         1,500,000     1,538,625
         6.50% 6/1/36-06
           (AMBAC) (AMT)                         6,540,000     6,710,040
   Highlands County Health Facilities
      Authority (Adventist Health
      System/Sunbelt) Series A
      6.00% 11/15/31-11                          1,500,000     1,674,300
   Jacksonville Port Authority Seaport
      Revenue 5.70% 11/1/30-10
      (MBIA) (AMT)                                 205,000       219,606
   Lee County Airport Revenue
      Series B 5.75% 10/1/33-10 (FSA)            3,000,000     3,271,710
   Puerto Rico Commonwealth
      Highway & Transportation
      Authority Revenue Series D
      5.25% 7/1/38-12                            3,000,000     3,250,830

                                      F-25

                                                 Principal      Market
                                                  Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Pre-Refunded Bonds (continued)

Tampa Utilities Tax Revenue Series A
   6.00% 10/1/17-09 (AMBAC)                     $1,000,000   $ 1,079,130
   6.125% 10/1/18-09 (AMBAC)                     1,000,000     1,082,600
                                                             -----------
                                                              20,595,122
                                                             -----------

Special Tax Bonds - 20.53%
Florida State Board of Education
(Lottery Revenue) Series A
   6.00% 7/1/14 (FGIC)                           1,000,000     1,091,440
Jacksonville Excise Taxes Revenue
Series B
   5.00% 10/1/26 (AMBAC)                         1,000,000     1,039,530
   5.125% 10/1/32 (FGIC)                         1,000,000     1,053,560
&Palm Beach County Criminal Justice
Facilities Revenue
   5.75% 6/1/12 (FGIC)                          15,000,000    16,617,150
  ^Puerto Rico Commonwealth
Infrastructure Financing
Authority Series A
   4.60% 7/1/30 (FGIC)                           2,500,000       846,075
                                                             -----------
                                                              20,647,755
                                                             -----------
State General Obligation Bonds - 2.85%
Puerto Rico Commonwealth Public
Improvement Series A
   5.50% 7/1/19 (MBIA)                           2,500,000     2,872,050
                                                             -----------
                                                               2,872,050
                                                             -----------

Transportation Revenue Bonds - 3.68%
   Jacksonville Port Authority Seaport
     Revenue 5.70% 11/1/30 (MBIA)
     (AMT)                                         295,000       313,904
   Miami-Dade County Aviation
     Revenue (Miami International
     Airport) Series B 5.00% 10/1/37
     (FGIC)                                      1,000,000     1,042,480
   Miami-Dade County Aviation
     Revenue Series A
     5.00% 10/1/33 (FSA) (AMT)                     500,000       513,290
   Puerto Rico Commonwealth
     Highway & Transportation
     Authority Revenue
     Series G 5.00% 7/1/42                         800,000       812,528
     Series K 5.00% 7/1/35                       1,000,000     1,023,240
                                                             -----------
                                                               3,705,442
                                                             -----------
Water & Sewer Revenue Bonds - 3.17%
   Tampa Water and Sewer Revenue
     6.00% 10/1/16 (FSA)                         1,000,000     1,176,850
   Village Center Community
     Development District Utility
     Revenue 5.00% 10/1/36 (MBIA)                  500,000       519,685
   Winter Haven Utilities Systems
     Revenue Refunding &
     Improvement 5.00% 10/1/30
     (MBIA)                                      1,415,000     1,491,509
                                                             -----------
                                                               3,188,044
                                                             -----------
Total Municipal Bonds
   (cost $99,557,261)                                        104,302,342
                                                             -----------

                                      F-26

Total Market Value of Securities - 103.67%
    (cost $99,557,261)                                      $104,302,342
Liabilities Net of Receivables
   and Other Assets - (3.67%)*                                (3,689,148)
                                                             -----------
Net Assets Applicable to 9,029,447
   Shares Outstanding - 100.00%                             $100,613,194
                                                             -----------

Net Asset Value - Delaware Tax-Free Florida Insured
   Fund A Class ($92,726,424 / 8,321,991 Shares)                  $11.14
                                                                --------

Net Asset Value - Delaware Tax-Free Florida Insured
   Fund B Class ($4,323,253 / 387,828 Shares)                     $11.15
                                                                --------

Net Asset Value - Delaware Tax-Free Florida Insured
   Fund C Class ($3,563,517 / 319,628 Shares)                     $11.15
                                                                --------

Components of Net Assets at August 31, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                        $96,385,804
Accumulated net realized loss on investments                    (517,691)
Net unrealized appreciation of investments                     4,745,081
                                                             -----------
Total net assets                                            $100,613,194
                                                             -----------

§Pre-Refunded  Bonds.  Municipals  that are  generally  backed or  secured  by
U.S.Treasury  bonds. For pre-refunded  bonds, the stated maturity is followed by the year in which the bond is  pre-refunded.  See Note 8 in "Notes to  Financial
Statements."

*    Includes  $7,500,000 in liability for Inverse Floater programs.  See Note 8 and Note 10 in "Notes to Financial Statements."

&    Security held in a trust in connection  with the Inverse  Floater  security
     $7,500,000, 7.77%, 6/1/12.

For additional  information on the Inverse Floater programs, see Note 8 and Note
10 in "Notes to Financial Statements."

^Zero  coupon  security.  The  interest  rate  shown is the yield at the time of purchase.

--------------------------------------------------------------------------------
 Summary of Abbreviations:
--------------------------------------------------------------------------------
AMBAC-- Insured by the AMBAC Assurance Corporation
AMT-- Subject to Alternative Minimum Tax
FGIC-- Insured by the Financial Guaranty Insurance Company
FHA-- Insured by the Federal Housing Administration
FNMA-- Insured by Federal National Mortgage Association
FSA-- Insured by Financial Security Assurance
GNMA-- Insured by Government National Mortgage Association
HUD-- Housing and Urban Development
LOC-- Letter of Credit
MBIA-- Insured by the Municipal Bond Insurance  Association  RADIAN-- Insured by
Radian Asset Assurance
VHA-- Veterans Health Administration

 Net Asset Value and Offering Price per Share -
    Delaware Tax-Free Florida Insured Fund
 Net asset value Class A (A)                         $11.14
 Sales charge (4.50% of offering price) (B)            0.52
                                                     ------
 Offering price                                      $11.66
                                                     ------

(A)  Net asset value per share,  as illustrated,  is the estimated  amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.

See accompanying notes

                                      F-27

Statements of net assets

Statements of assets and liabilities

August 31, 2006 (Restated)

                                                 Delaware Tax-Free
                                                Florida Insured Fund
Assets:
  Investments at market                            $ 104,302,342
  Interest receivable                                 1,824,306
  Receivable for securities sold                      4,768,500
                                                   ------------
  Total assets                                      110,895,148

Liabilities:
  Liability for Inverse Floater programs              7,500,000
  Cash overdraft                                        384,874
  Payable for securities purchased                    2,082,740
  Liquidations payable                                   23,243
  Distributions payable                                 109,827
  Due to manager and affiliates                          76,803
  Other accrued expenses                                 31,653
  Interest and related expense payable for
   Inverse Floater programs                              72,814
                                                   ------------
  Total liabilities                                  10,281,954
                                                   ------------

Total Net Assets                                   $100,613,194
                                                   ------------

Investments at cost                                $ 99,557,261
                                                   ------------

See accompanying notes

                                      F-28

Statements of operations

Year Ended August 31, 2006 (Restated)

                                                            Delaware Tax-Free
                                                          Florida Insured Fund

Investment Income:
  Interest                                                   $5,742,714
                                                             ----------

Expenses:
  Management fees                                               517,389
  Interest and related expense                                  251,788
  Distribution expenses - Class A                               238,110
  Distribution expenses - Class B                                48,204
  Distribution expenses - Class C                                34,317
  Dividend disbursing and transfer agent
   fees and expenses                                             69,194
  Accounting and administration expenses                         41,391
  Legal and professional fees                                    32,454
  Reports and statements to shareholders                         18,863
  Custodian fees                                                  4,266
  Trustees' fees                                                  5,874
  Pricing fees                                                    1,943
  Insurance fees                                                  2,573
  Taxes (other than taxes on income)                                467
  Registration fees                                              18,017
  Other                                                           5,381
                                                             ----------
                                                              1,290,231
  Less expenses absorbed or waived                              (78,757)
  Less expenses paid indirectly                                  (2,975)
                                                             ----------
  Total operating expenses                                    1,208,499
                                                             ----------
Net Investment Income                                         4,534,215

Net Realized and Unrealized Gain (Loss)
on Investments:
  Net realized gain (loss) on investments                       172,566
  Net change in unrealized depreciation of investments       (1,964,445)
                                                             ----------
Net Realized and Unrealized Loss on Investments              (1,791,879)
                                                             ----------
Net Increase in Net Assets Resulting from Operations         $2,742,336
                                                             ----------

See accompanying notes

                                      F-29

Statements of changes in net assets

                                                                    Delaware Tax-Free
                                                                  Florida Insured Fund
                                                                     Year Ended
                                                              8/31/06          8/31/05

Increase in Net Assets from Operations:
  Net investment income                                      $4,534,215       $4,400,282
  Net realized gain (loss) on investments                       172,566          332,797
  Net change in unrealized
   appreciation/depreciation of investments                  (1,964,445)         426,912
                                                             -----------      ----------
  Net increase in net assets resulting from operations        2,742,336        5,159,991
                                                             -----------      ----------
Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                  (4,229,857)      (4,136,398)
    Class B                                                    (177,726)        (195,487)
    Class C                                                    (126,632)         (68,397)
                                                             -----------      ----------
                                                             (4,534,215)      (4,400,282)
                                                             -----------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                   7,210,250        8,716,486
    Class B                                                     176,391          392,192
    Class C                                                     945,183          339,297

  Net assets from reorganization:
    Class A                                                         --        10,617,811
    Class B                                                         --         2,665,962
    Class C                                                         --         2,237,525

  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                   2,113,643        1,690,235
    Class B                                                      57,358           49,113
    Class C                                                      69,024           34,037
                                                             -----------      ----------
                                                             10,571,849       26,742,658
                                                             -----------      ----------
  Cost of shares repurchased:
    Class A                                                 (13,278,168)     (10,965,231)
    Class B                                                  (1,350,630)      (2,629,629)
    Class C                                                    (706,793)        (419,581)
                                                             -----------      ----------
                                                            (15,335,591)     (14,014,441)
                                                             -----------      ----------
Increase (decrease) in net assets derived from
 capital share transactions                                  (4,763,742)      12,728,217
                                                             -----------      ----------
Net Increase (Decrease) in Net Assets:                       (6,555,621)      13,487,926

Net Assets:
  Beginning of Year                                         107,168,815       93,680,889
                                                            -----------       ----------
  End of Year                                              $100,613,194     $107,168,815
                                                           ------------     ------------
  (Distributions in excess of net investment income)                $--              $--
                                                           ------------     ------------

(1)See Note 6 in "Notes to Financial Statements."

See accompanying notes

                                      F-30

Notes to financial statements

Delaware Tax-Free Florida Insured
August 31, 2006

Delaware  Investments  Municipal  Trust (the "Trust") is organized as a Delaware statutory trust and offers one series:  Delaware  Tax-Free  Florida Insured Fund
(the  "Fund").  The  Trust  is an  open-end  investment  company.  The  Fund  is considered  non-diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, and Class C shares.  Class A shares are sold with a front-end sales charge of up to 4.50%.  Class A share purchases of $1,000,000 or more will  incur a  contingent  deferred  sales  charge of up to 1% if  redeemed during  the first  two  years,  provided  that,  a  financial  advisor  was paid commission  on the  purchase  of those  shares.  Class B shares  are sold with a contingent  deferred  sales charge that declines from 4% to zero  depending upon the  period of time the  shares  are  held.  Class B shares  will  automatically convert to Class A shares on a quarterly basis  approximately  eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment  objective of Delaware Tax-Free Florida Insured Fund is to seek a high a level of current  income  exempt  from  federal  income tax and the state personal income tax as is consistent with preservation of capital.  Florida does not  currently  have a  state  personal  income  tax,  and it has  repealed  its intangible personal property tax.

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation--  Long-term  debt  securities  are valued by an independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market
trading  (e.g.,   government  actions  or  pronouncements,   trading  volume  or
volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes--  The Fund  intends to  continue  to qualify for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

On July 13, 2006, the Financial  Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN
48 provides  guidance for how  uncertain  tax  positions  should be  recognized, measured,  presented and disclosed in the financial statements.  FIN 48 requires the  evaluation of tax positions  taken or expected to be taken in the course of preparing  the Fund's tax returns to  determine  whether the tax  positions  are
"more-likely-than-not"  of being sustained by the applicable tax authority.  Tax positions  not  deemed  to meet  the  more  likely-than-not  threshold  would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax position is currently being evaluated,  management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class  Accounting--  Investment  income and common expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of the  Fund.  Realized  and  unrealized  gains  (loss)  on investments  are  allocated  to the various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates--  The  preparation of financial  statements in conformity with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Interest and related expenses - Interest and related expenses  include,  but are not limited to interest expense, remarketing fees, liquidity fees, and trustees'
fees from the Fund's  participation  in inverse floater  programs where the Fund has  transferred  its own bonds to a trust that issues  floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the  transferred  bond. The Fund receives the inverse  floating rate  securities and cash from the trust in  consideration  of the conveyance of the  municipal  bonds to the trust.  The cash received is treated as a liability for accounting  purposes.  Interest expense is recorded by the Fund based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the year ended August 31, 2006, the Fund had an average daily liability from the  participation  in inverse  floater  programs  of  $7,500,000  and  recorded interest expense at an average rate of 3.36%.

Other-- Expenses directly  attributable to the Fund are charged directly to that
Fund.   Other   expenses   common  to  various   funds   within   the   Delaware
Investments(R)Family  of Funds are generally allocated amongst such funds on the basis of average net assets.  Management  fees and some other  expenses are paid monthly.  Security  transactions  are  recorded on the date the  securities  are purchased or sold (trade date) for financial reporting purposes.

                                      F-31

Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund  receives  earnings  credits from their  custodian  when  positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above  arrangement  is included in custodian fees on the Statements of
Operations  with  the  corresponding  expense  offset  shown  as  "expense  paid indirectly."

2.   Investment  Management,  Administration  Agreements and Other  Transactions
     with Affiliates

In accordance with the terms of its respective  investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management
Business  Trust and the  investment  manager,  an annual fee based on the Fund's average daily net assets as follows:

                                           Delaware Tax-Free
                                          Florida Insured Fund
On the first $500 million                     0.500%
On the next $500 million                      0.475%
On the next $1.5 billion                      0.450%
In excess of $2.5 billion                     0.425%

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, certain insurance costs and extraordinary  expenses,  do not exceed specified percentages of average daily net assets as shown below:

                                                                Delaware Tax-Free
                                                               Florida Insured Fund
The operating expense limitation as a percentage of
  average daily net assets (per annum)                              0.62%
Expiration date                                                    12/29/05
Effective December 30, 2005, operating expense limitation
  as a percentage of average daily net assets (per annum)           0.61%
Expiration date                                                    12/31/06

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  The Fund pays
DSC a monthly fee  computed  at the annual  rate of 0.04% of the Fund's  average daily net assets for accounting and administration  services. The Fund also pays
DSC a monthly  fee based on the  number of  shareholder  accounts  for  dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware  Distributors,  L.P (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class B and C shares.

At August 31, 2006, the Fund had liabilities payable to affiliates as follows:

                                                                Delaware Tax-Free
                                                               Florida Insured Fund
Investment Management fee payable to DMC                           $36,560
Dividend disbursing, transfer agent fees, accounting and
  administration fees and other expenses payable to DSC              8,872
Distribution fees payable to DDLP                                   26,397
Other expenses payable to DMC and affiliates*                        4,974

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis.  Such expenses  include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management  agreement,  the Fund bears the cost of certain legal services,  including  internal legal services provided to the Fund by DMC  employees.  For the year ended August 31, 2006, the Fund was charged for internal legal services provided by DMC as follows:

                                Delaware Tax-Free
                              Florida Insured Fund
                                     $5,965

                                      F-32

For the year ended August 31, 2006, DDLP earned  commissions on sales of Class A shares for the Fund as follows:

                                Delaware Tax-Free
                              Florida Insured Fund
                                     $18,631

For the year ended August 31, 2006,  DDLP  received  gross  contingent  deferred sales charge  commissions on redemption of the Fund's Class A, Class B and Class
C shares, respectively.  These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of Class A, Class
B and Class C shares. The amounts were as follows:

                        Delaware Tax-Free
                       Florida Insured Fund
Class A                        $46
Class B                      3,271
Class C                        509

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year  ended  August  31,  2006,  the Fund  made  purchases  and sales of investment securities other than short-term investments as follows:

                      Delaware Tax-Free
                     Florida Insured Fund
Purchases               $ 6,735,815
Sales                    13,620,088

At  August  31,  2006  the  cost  of  investments  and  unrealized  appreciation
(depreciation) for federal income tax purposes for the Fund was as follows:

                                               Delaware Tax-Free
                                              Florida Insured Fund

Cost of investments                              $92,057,261
                                                 -----------
Aggregate unrealized appreciation                $ 4,779,316
Aggregate unrealized depreciation                    (34,235)
                                                 -----------
Net unrealized appreciation                      $ 4,745,081

                                      F-33

4.   Dividend and Distribution Information

Income and long-term  capital gain  distributions  are  determined in accordance with  federal  income  tax  regulations,  which may differ  from U.S.  generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                      Delaware Tax-Free
                                     Florida Insured Fund
                                         Year Ended
                                    8/31/06     8/31/05
                                    -------     -------
Tax-exempt income                 $4,534,215  $4,400,282

As of August  31,  2006,  the  components  of net  assets on a tax basis were as follows:

                                           Delaware Tax-Free
                                          Florida Insured Fund
Shares of beneficial interest               $ 96,385,804
Other temporary differences                          --
Capital loss carryforwards                      (517,691)
Post-October losses                                  --
Unrealized appreciation of investments         4,745,081
                                            ------------
Net assets                                  $100,613,194

Post-October  losses represent losses realized on investment  transactions  from
November 1, 2005  through  August 31, 2006,  that,  in  accordance  with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

4.   Dividend and Distribution Information (continued)

For federal  income tax  purposes,  capital  loss  carryforwards  may be carried forward and applied  against  future capital gains.  Delaware  Tax-Free  Florida
Insured Fund utilized $172,566 of capital loss carryforwards from prior years in
2006.  Capital loss carryforward  amounts remaining at August 31, 2006 expire as follows:

                                Delaware Tax-Free
Year of Expiration             Florida Insured Fund
2008                                 $517,691
2009                                     --
                                     --------
Total                                $517,691

5. Capital Shares

Transactions in capital shares were as follows:

                                                Delaware Tax Free
                                               Florida Insured Fund
                                                   Year Ended
                                           8/31/06          8/31/05
                                           -------          -------
Shares sold:
  Class A                                   647,558         771,683
  Class B                                    15,964          34,695
  Class C                                    84,929          30,020

Shares issued from reorganization:
  Class A                                       --          948,019
  Class B                                       --          238,033
  Class C                                       --          199,779

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                   190,022         149,719
  Class B                                     5,154           4,348
  Class C                                     6,206           3,014
                                         ----------       ---------
                                            949,833       2,379,310

Shares repurchased:
  Class A                                (1,195,082)       (973,048)
  Class B                                  (121,397)       (233,220)
  Class C                                   (63,645)        (37,307)
                                         ----------       ---------
                                         (1,380,124)     (1,243,575)
                                         ----------       ---------
Net increase (decrease)                    (430,291)      1,135,735

For the  years  ended  August  31,  2006 and 2005,  the  following  shares  were converted from Class B to Class A shares. The respective amounts are included in
Class B  redemptions  and  Class A  subscriptions  in the  tables  above and the
Statements of Changes in Net Assets.

                                                     Year Ended                        Year Ended
                                                       8/31/06                           8/31/05

                                            Class B   Class A                  Class B  Class A
                                             shares   shares    Amount         shares   shares    Amount
                                            -------   -------  --------       --------  -------  --------
Delaware Tax-Free Florida Insured Fund      48,081   48,107    $534,582       62,454    62,490   $703,111

                                      F-34

6.   Fund Reorganization

Effective April 11, 2005,  Delaware  Tax-Free  Florida Insured Fund (the "Fund")
acquired  all of the assets  and  assumed  all of the  liabilities  of  Delaware
Tax-Free Florida Fund, an open-end  investment  company,  pursuant to a Plan and
Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware
Tax-Free  Florida Fund received shares of the respective class of the Fund equal to the  aggregate  net asset value of their shares  prior to the  Reorganization based on the net asset value per share of the respective classes of the Fund.

The  Reorganization  was treated as a non-taxable  event and,  accordingly,  the
Fund's basis in the securities  acquired  reflected the historical cost basis as of the  date of  transfer.  The net  assets,  net  unrealized  appreciation  and accumulated net realized loss of Delaware  Tax-Free Florida Fund as of the close of business on April 8, 2005 were as follows:

                                                                             Accumulated
                                                             Net Unrealized  Net Realized
                                               Net Assets     Appreciation      Losses
Delaware Tax-Free Florida Fund                $15,521,298      $648,070      $(515,360)*

* Includes prior capital loss carry forwards.

The net assets of the Fund prior to the  Reorganization  were  $92,098,392.  The combined net assets of the Fund after the reorganization were $107,619,690.

7.   Line of Credit
The Fund, along with certain other funds in the Delaware Investments(R)Family of
Funds (the  "Participants"),  participate  in a  $225,000,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the  basis  of  each  Participant's  allocation  of  the  entire  facility.  The
Participants  may borrow up to a maximum of one third of their net assets  under the agreement.  The Fund had no amounts outstanding as of August 31, 2006, or at any time during the year then ended.

8.   Credit and Market Risks
The Fund concentrates its investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds.  Many  municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance  that the insurance  company  will  meet  its  obligations.  These  securities  have  been identified in the Statements of Net Assets.

The Fund may participate in inverse floater  programs where it transfers its own bonds to a trust that issues floating rate securities and inverse  floating rate securities  ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred  bonds. The inverse  floaters  received by the Fund are derivative  tax-exempt  obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated speed. Consequently,  the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a  portfolio's  sensitivity  to changes in interest  rates.  By holding  inverse floaters  with a  different  duration  than the  underlying  bonds that the Fund transferred to the trust,  the Fund seeks to adjust its portfolio's  sensitivity to changes in interest  rates.  The Fund may also invest in inverse  floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve.  Such securities are identified on the Statements of
Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days from the issuance of the refunding  issue is known as a
"current  refunding."  "Advance  refunded bonds" are bonds in which the refunded bond issue remains  outstanding  for more than 90 days following the issuance of the refunding issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing  debt  securities which are then  deposited  in an  irrevocable  escrow  account held by an escrow agent to secure all future  payments of principal  and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the  refunding  issue are  deposited  in an  escrow  account  for  investment sufficient  to pay all of the  principal  and interest on the original  interest payment  and  maturity  dates.  Bonds  are  considered  "pre-refunded"  when the refunding  issue's  proceeds  are escrowed  only until a permitted  call date or dates on the refunded issue with the refunded issue being redeemed at that time, including  any required  premium.  Bonds become  "defeased"  when the rights and interests  of the  bondholders  and their lien on the pledged  revenues or other security  under  the  terms  of  the  bond  contract  are  substituted  with  an alternative  source of  revenues  (the  escrow  securities)  sufficient  to meet payments  of  principal  and  interest  to  maturity or to the first call dates.
Escrowed secured bonds will often receive a rating of AAA from Moody's Investors
Service,  Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the
strong credit quality of the escrow securities and the irrevocable nature of the escrow  deposit  agreement.  The  Delaware  Tax-Free  Florida  Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow
is   invested   in   securities   of  the  U.S.   government   or   agencies  or
instrumentalities of the U.S. government.

                                      F-35

8.   Credit and Market Risks (continued)

The Fund may invest up to 15% of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely  manner and at a fair price when it is  necessary  or desirable to do so.
While maintaining  oversight,  the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's  limitation on  investments  in illiquid  assets.  At
August 31, 2006,  there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

9.   Contractual Obligations

The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

10.  Restatement of Financial Statements

The Fund's financial statements and related disclosures have been restated.  The
Fund  participates in inverse floater  programs where it has transferred its own bonds to a trust that issues floating rate securities and inverse  floating rate securities  with an aggregate  principal  amount  equal to the  principal of the transferred  bond.  The Fund receives the inverse  floating rate  securities and cash from the trust in consideration of the conveyance of the municipal bonds to the trust. Previously,  the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse  floating rate  securities.  Under Statement of
Financial  Accounting  Standards No. 140, Accounting for Transfers and Servicing
of Financial Assets and  Extinguishments  of Liabilities (FAS 140), the transfer of the  bonds is not  considered  a sale,  but  rather a form of  financing  for accounting purposes.  As a result, the Fund restated its financial statements to include  the  original  transferred  bond,  and  the  corresponding  obligation, interest and related  expenses  associated with  participating  in these inverse floater  programs.  The result of the restatements was an increase in assets and liabilities and corresponding  increases in interest income and expenses.  These changes did not impact the net asset  value,  total  return,  or net  investment income of the Fund. The following represents the previously reported information and the  restated  information  (except for the restated  financial  highlights, which are  included in the  amendment  dated  January 3, 2007 to the  prospectus dated December 29, 2006):

                                                 Previously Reported       Restated

Statement of net assets

    Total market value of securities                $96,802,342          $104,302,342

    Other assets [liabilities], net                   3,810,852            (3,689,148)

    Total net assets                                100,613,194           100,613,194

Statement of Assets and Liabilities

    Investments at market                           $96,802,342          $104,302,342

    Interest receivable                               1,751,492             1,824,306

    Total assets                                    103,322,334           110,895,148

    Liability for Inverse Floater programs                 -                7,500,000

    Interest and related expense payable
    for inverse floater programs                           -                   72,814

    Total liabilities                                 2,709,140            10,281,954

    Total net assets                                100,613,194           100,613,194

    Investments at cost                              92,057,261            99,557,261

Statement of Operations

    Interest income                                  $5,490,926            $5,742,714

    Interest and related expense                          -                   251,788

    Subtotal of gross expenses                        1,038,443             1,290,231

    Total operating expenses                            956,711             1,208,499

    Net investment income                             4,534,215             4,534,215

                                      F-36

Footnotes

Note 1-added accounting policy disclosure for Interest and related expenses

Note 8-added additional information related to Inverse Floater programs

11.  Tax Information (Unaudited)

The  information  set forth  below is for the Fund's  fiscal year as required by federal laws.  Shareholders,  however,  must report  distributions on a calendar year basis for income tax purposes, which may include distributions for portions of  two  fiscal  years  of  a  fund.  Accordingly,  the  information  needed  by shareholders  for  income tax  purposes  will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31,  2006,  the Fund  designates  distributions paid during the year as follows:

                                                 (A)              (B)             (C)
                                              Long Term         Ordinary          Tax
                                             Capital Gains      Income          Exempt            Total
                                              Distributions   Distributions    Distributions   Distributions
                                              (Tax Basis)      (Tax Basis)     (Tax Basis)      (Tax Basis)
Delaware Tax-Free Florida Insured Fund            --               --             100%             100%

(A), (B), and (C) are based on a percentage of the Fund's total distributions.

                                      F-37

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Voyageur Tax Free Funds - Delaware Tax-Free Minnesota Fund
Voyageur Insured Funds - Delaware Tax-Free Minnesota Insured Fund
Voyageur Intermediate Tax Free Funds - Delaware Tax-Free Minnesota  Intermediate
Fund

We have audited the accompanying  statements of net assets of Delaware  Tax-Free
Minnesota Fund (the sole series of Voyageur Tax Free Funds),  Delaware  Tax-Free
Minnesota Insured Fund (one of the series constituting  Voyageur Insured Funds), and Delaware Tax-Free  Minnesota  Intermediate Fund (the sole series of Voyageur
Intermediate  Tax Free  Funds)  (the  "Funds")  as of August 31,  2006,  and the
related  statements of  operations  for the year then ended,  the  statements of changes in net assets for each of the two years in the period  then  ended,  and the financial highlights (appearing in this Registration  Statement on pages A-6 through A-10 of the Amendment to the Funds'  Prospectus dated December 29, 2006)
for each of the five years in the period then ended. These financial  statements and financial  highlights are the responsibility of the Funds'  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material  misstatement.  We were not engaged to perform an audit of the Funds'  internal  control over  financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit  procedures that are appropriate in the circumstances,  but  not  for  the  purpose  of  expressing  an  opinion  on the
effectiveness  of  the  Funds'  internal   control  over  financial   reporting.
Accordingly,  we express no such opinion. An audit also includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements and financial  highlights,  assessing the accounting  principles used and  significant  estimates  made by  management,  and  evaluating  the  overall financial  statement  presentation.  Our  procedures  included  confirmation  of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate  auditing  procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of the
Delaware  Tax- Free  Minnesota  Fund of Voyageur  Tax Free Funds,  the  Delaware
Tax-Free  Minnesota  Insured Fund of Voyageur  Insured  Funds,  and the Delaware
Tax-Free Minnesota  Intermediate Fund of Voyageur Intermediate Tax Free Funds at
August 31, 2006, the results of their  operations  for the year then ended,  the changes in their net assets for each of the two years in the period  then ended, and their  financial  highlights  for each of the five years in the period  then ended, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 10, the financial  statements and financial highlights have been restated to correct the accounting  treatment  relating to participation in inverse floater  programs in accordance  with Statement of Financial  Accounting
Standards No. 140,  Accounting  for Transfers and Servicing of Financial  Assets
and Extinguishments of Liabilities.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
October 11, 2006
except for Note 10, as to which the date is
January 2, 2007

                                      F-38

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware Investments Municipal Trust - Delaware Tax-Free Florida Insured Fund

We have audited the accompanying statement of net assets and statement of assets and  liabilities of Delaware  Tax-Free  Florida Insured Fund (the sole series of
Delaware  Investments  Municipal  Trust) (the "Fund") as of August 31, 2006, and
the related  statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period  then  ended,  and the financial highlights (appearing in this Registration  Statement on pages A-6 through A-10 of the Amendment to the Funds'  Prospectus dated December 29, 2006)
for each of the five years in the period then ended. These financial  statements and financial  highlights are the responsibility of the Fund's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material  misstatement.  We were not engaged to perform an audit of the Funds'  internal  control over  financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit  procedures that are appropriate in the circumstances,  but  not  for  the  purpose  of  expressing  an  opinion  on the
effectiveness  of  the  Funds'  internal   control  over  financial   reporting.
Accordingly,  we express no such opinion. An audit also includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements and financial  highlights,  assessing the accounting  principles used and  significant  estimates  made by  management,  and  evaluating  the  overall financial  statement  presentation.  Our  procedures  included  confirmation  of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate  auditing  procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of the
Delaware Tax-Free Florida Insured Fund of Delaware  Investments  Municipal Trust
at August 31, 2006, the results of its  operations for the year then ended,  the changes in its net assets  for each of the two years in the period  then  ended, and its  financial  highlights  for each of the five  years in the  period  then ended, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 10, the financial  statements and financial highlights have been restated to correct the accounting  treatment  relating to participation in inverse floater  programs in accordance  with Statement of Financial  Accounting
Standards No. 140,  Accounting  for Transfers and Servicing of Financial  Assets
and Extinguishments of Liabilities.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
October 11, 2006
except for Note 10, as to which the date is
January 2, 2007

                                      F-39

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 23 filed August 16, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 23 filed August 16, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 30 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of the Agreement and Declaration of Trust  incorporated into this filing by reference to Post-Effective  Amendment No. 23 filed August 16, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 30 filed October 31, 2005.

          (d)  Investment  Advisory Contracts.  Executed  Investment  Management
               Agreement  (November 1, 1999) between Delaware Management Company
               (a  series  of  Delaware   Management  Business  Trust)  and  the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 25 filed October 30, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of each Fund incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  26 filed
                         October 31, 2001.

                    (ii) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P.  on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.1.ii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 27 filed
                    November 18, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed November 18, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed November 18, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective  Amendment No 29 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement (May 16, 2002) between  Mellon Bank,  N.A. and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 27 filed November 18, 2002.

               (2)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No 29 filed December 3, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 26 filed October
                    31, 2001.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement attached as Exhibit No.
                         EX-99.h.1.i.

                    (ii) Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 28
                         filed October 31, 2003.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 18 filed August 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 30 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting    Agreement   attached   as   Exhibit   No.
                         EX-99.h.2.ii.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of each Fund  attached as Exhibit No.
                    EX-99.h.3.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (August 5, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 23 filed August 16, 1999.

          (j)  Other  Opinions.

               (1)  Consent of Independent  Registered  Public  Accounting  Firm
                    (January 2, 2007) attached as Exhibit No. EX-99.j.1.

               (2)  Consent of Independent  Registered  Public  Accounting  Firm
                    (January 2, 2007) attached as Exhibit No. EX-99.j.2.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital   Agreements.   Letter  of  Investment   Intent
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 1 filed on August 27, 1993.

          (m)  Plans under Rule 12b-1. Plans under Rule 12b-1 for Class A, B and
               C  Shares   incorporated   into  this  filing  by   reference  to
               Post-Effective Amendment No. 26 filed October 31, 2001.

          (n)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October 31, 2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 31 filed December 29, 2005.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.p.3.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article  VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 30 filed October 31, 2005.

Item 26.  Business and Other Connections of Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of the  other  funds  in the  Delaware  Investments(R)  Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global
          & International Funds,  Delaware Group Government Fund, Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
          Delaware  Group Tax-Free Money Fund,  Delaware  Investments  Municipal
          Trust,  Delaware Pooled Trust,  Delaware VIP Trust,  Voyageur  Insured
          Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds II,
          Voyageur  Mutual  Funds  III,   Voyageur   Tax-Free  Funds,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.), as well as to certain non-affiliated registered investment  companies.  In addition,  certain  officers of the Manager also serve as trustees of other  Delaware  Investments(R)  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware  Investments(R)  Funds
          (see Item 27 below) and another such  company acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments(R) Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

----------------- -------------------- -------------------- ------------------
Name and          Positions and        Positions and
Principal         Offices with         Offices with         Other Positions
Business Address  Manager              Registrant           and Offices Held
----------------- -------------------- -------------------- ------------------
Patrick P. Coyne  President            President/           Mr. Coyne has
                                       Chief Executive      served in
                                       Officer              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Managing
                                                            Director - Fixed
                                                            Income - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Ryan K. Brist     Executive Vice       Executive Vice       Mr. Brist has
                  President/Managing   President/Managing   served in
                  Director/Chief       Director/Chief       various
                  Investment Officer   Investment           executive
                  - Fixed Income       Officer - Fixed      capacities
                                       Income               within Delaware
                                                            Investments
                                                            Vice President -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
John C.E.         Executive Vice       None                 Mr. Campbell has
Campbell          President/Global                          served in
                  Marketing & Client                        various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            President/Chief
                                                            Executive
                                                            Officer -
                                                            Optimum Fund
                                                            Trust
----------------- -------------------- -------------------- ------------------
Philip N.         Executive Vice       None                 Mr. Russo has
Russo(1)          President/Chief                           served in
                  Financial Officer                         various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
See Yeng Quek     Executive Vice       Executive Vice       Mr. Quek has
                  President/Managing   President/Managing   served in
                  Director/Chief       Director/Chief       various
                  Investment Officer   Investment           executive
                  - Fixed Income       Officer - Fixed      capacities
                                       Income               within Delaware
                                                            Investments

                                                            Director/Trustee
                                                            - HYPPCO Finance
                                                            Company Ltd.
----------------- -------------------- -------------------- ------------------
Douglas L.        Senior Vice          None                 Mr. Anderson has
Anderson          President/Operations                      served in
                                                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Marshall T.       Senior Vice          Senior Vice          Mr. Bassett has
Bassett           President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - Emerging Growth    Officer -            executive
                  Equity               Emerging Growth      capacities
                                       Equity               within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph R. Baxter  Senior Vice          Senior Vice          Mr. Baxter has
                  President/Head of    President/Head       served in
                  Municipal Bond       of Municipal         various
                  Investments          Bond Investments     executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher S.    Senior Vice          Senior Vice          Mr. Beck has
Beck              President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael P.        Senior Vice          Senior Vice           Mr. Bishof has
Bishof            President/Investment President/Chief      served in
                  Accounting           Financial            various
                                       Officer              executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Chief Financial
                                                            Officer -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
Michael P.        Senior Vice          Senior Vice          Mr. Buckley has
Buckley           President/Director   President/Director   served in
                  of Municipal         of Municipal         various
                  Research             Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stephen R.        Senior Vice          Senior Vice          Mr. Cianci has
Cianci            President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Robert F.         Senior Vice          Senior Vice          Mr. Collins has
Collins           President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James A. Forant   Senior Vice          None                 Mr. Forant has
                  President/Director,                       served in
                  Technical Services                        various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian Funk        Senior Vice          Senior Vice          Mr. Funk has
                  President/Director   President/Director   served in
                  of Credit Research   of Credit            various
                                       Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brent C.          Senior Vice          Senior Vice          Mr. Garrells has
Garrells          President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stuart M. George  Senior Vice          Senior Vice          Mr. George has
                  President/Head of    President/Head       served in
                  Equity Trader        of Equity Trader     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Paul Grillo       Senior Vice          Senior Vice          Mr. Grillo has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jonathan Hatcher  Senior Vice          Senior Vice          Mr. Hatcher has
                  President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
William F.        Senior Vice          Senior Vice          Mr. Keelan has
Keelan            President/Director   President/Director   served in
                  of Quantitative      of Quantitative      various
                  Research             Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Francis X.        Senior Vice          Senior Vice          Mr. Morris has
Morris            President/Chief      President/Director   served in
                  Investment Officer   Fundamental          various
                  - Core Equity        Research/Senior      executive
                                       Portfolio            capacities
                                       Manager              within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian L.          Senior Vice          Senior Vice          Mr. Murray has
Murray, Jr.       President/Chief      President/Chief      served in
                  Compliance Officer   Compliance           various
                                       Officer              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Susan L.          Senior Vice          None                 Ms. Natalini has
Natalini          President/Global                          served in
                  Marketing & Client                        various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Zoe Neale(2)      Senior Vice          Senior Vice          Mr. Neale has
                  President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - International      Officer -            executive
                  Equity               International        capacities
                                       Equity               within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
D. Tysen Nutt(3)  Senior Vice          Senior Vice          Mr. Nutt has
                  President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - Large Cap Value    Officer - Large      executive
                  Equity               Cap Value            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
David P.          Senior Vice          Senior Vice          Mr. O'Connor has
O'Connor          President/Strategic  President/           served in
                  Investment           Strategic            various
                  Relationships and    Investment           executive
                  Initiatives/General  Relationships        capacities
                  Counsel              and                  within Delaware
                                       Initiatives/         Investments
                                       General
                                       Counsel/Chief        Vice President/
                                       Legal Officer        General Counsel
                                                            - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
John J. O'Connor  Senior Vice          Senior Vice          Mr. O'Connor has
                  President/Investment President/Treasurer  served in
                  Accounting                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Philip R.         Senior Vice          Senior Vice          Mr. Perkins has
Perkins           President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Timothy L. Rabe   Senior Vice          Senior Vice          Mr. Rabe has
                  President/Senior     President/Head       served in
                  Portfolio            of High Yield        various
                  Manager/Head of                           executive
                  High Yield                                capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard Salus     Senior Vice          None                 Mr. Salus has
                  President/                                served in
                  Controller/Treasurer                      various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Deputy
                                                            Controller -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
James L. Shields  Senior Vice          None                 Mr. Shields has
                  President/Chief                           served in
                  Information Officer                       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jeffrey S. Van    Senior Vice          Senior Vice          Mr. Van Harte
Harte(4)          President/Chief      President/Chief      has served in
                  Investment Officer   Investment           various
                  - Focus Growth       Officer - Focus      executive
                  Equity               Growth Equity        capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Gary T. Abrams    Vice                 None                 Mr. Abrams has
                  President/Senior                          served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher S.    Vice                 Vice                 Mr. Adams has
Adams             President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Damon J. Andres   Vice                 Vice                 Mr. Andres has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Margaret          Vice President/      None                 Ms. Bacon has
MacCarthy         Investment                                served in
Bacon(5)          Specialist                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Todd Bassion(6)   Vice                 Vice                 Mr. Bassion has
                  President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard E.        Vice                 None                 Mr. Biester has
Biester           President/Equity                          served in
                  Trader                                    various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher J.    Vice                 Vice                 Mr. Bonavico has
Bonavico(7)       President/Senior     President/Senior     served in
                  Portfolio Manager,   Portfolio            various
                  Equity Analyst       Manager, Equity      executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Vincent A.        Vice                 None                 Mr. Brancaccio
Brancaccio        President/Senior                          has served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kenneth F.        Vice                 Vice                 Mr. Broad has
Broad(8)          President/Senior     President/Senior     served in
                  Portfolio Manager,   Portfolio            various
                  Equity Analyst       Manager, Equity      executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Mary Ellen M.     Vice                 Vice                 Ms. Carrozza has
Carrozza          President/Client     President/Client     served in
                  Services             Services             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stephen G.        Vice                 Vice                 Mr. Catricks has
Catricks          President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Anthony G.        Vice                 Vice                 Mr. Ciavarelli
Ciavarelli        President/Assistant  President/Associate  has served in
                  General Counsel/     General              various
                  Assistant Secretary  Counsel/             executive
                                       Assistant            capacities
                                       Secretary            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
David F. Connor   Vice                 Vice                 Mr. Connor has
                  President/Deputy     President/Associate  served in
                  General Counsel/     General              various
                  Assistant Secretary  Counsel/             executive
                                       Secretary            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Deputy
                                                            General Counsel/
                                                            Secretary -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.

                                                            Secretary -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
Stephen J.        Vice                 None                 Mr. Czepiel has
Czepiel           President/Senior                          served in
                  Municipal Bond                            various
                  Trader                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph F.         Vice                 None                 Mr. DeMichele
DeMichele         President/High                            has served in
                  Grade Trading                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher M.    Vice                 Vice                 Mr. Ericksen has
Ericksen(9)       President/Portfolio  President/Portfolio  served in
                  Manager, Equity      Manager, Equity      various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joel A. Ettinger  Vice                 Vice                 Mr. Ettinger has
                  President/Taxation   President/Taxation   served in
                                                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Taxation
                                                            - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Phoebe W.         Vice President/      Vice President/      Ms. Figland has
Figland           Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph Fiorilla   Vice                 None                 Mr. Fiorilla has
                  President/Trading                         served in
                  Operations                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Charles E. Fish   Vice                 None                 Mr. Fish has
                  President/Senior                          served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Clifford M.       Vice                 None                 Mr. Fisher has
Fisher            President/Senior                          served in
                  Municipal Bond                            various
                  Trader                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Patrick G.        Vice President/      Vice President/      Mr. Fortier has
Fortier(10)       Portfolio Manager,   Portfolio            served in
                  Equity Analyst       Manager, Equity      various
                                       Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Denise A.         Vice                 Vice                 Ms. Franchetti
Franchetti        President/Portfolio  President/Portfolio   has served in
                  Manager/Municipal    Manager/Municipal    various
                  Bond Credit Analyst  Bond Credit          executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James A. Furgele  Vice President/      Vice President/      Mr. Furgele has
                  Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Daniel V.         Vice                 Vice                 Mr. Geatens has
Geatens           President/Investment President/Investment served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Barry S.          Vice                 Vice                 Mr. Gladstein
Gladstein         President/Portfolio  President/Equity     has served in
                  Analyst              Analyst              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Edward Gray(11)   Vice                 Vice                 Mr. Gray has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian T. Hannon   Vice                 None                 Mr. Hannon has
                  President/Senior                          served in
                  Portfolio Manager                         various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Lisa L.           Vice                 None                 Ms. Hansen has
Hansen(12)        President/Head of                         served in
                  Focus Growth                              various
                  Equity Trading                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Gregory M.        Vice                 Vice                 Mr. Heywood has
Heywood(13)       President/Equity     President/Portfolio  served in
                  Analyst              Manager,             various
                                       Research Analyst     executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ----------------- ------------------
Sharon Hill       Vice                 Vice                 Ms. Hill has
                  President/Head of    President/Head       served in
                  Quantitative         of Equity            various
                  Research and         Quantitative         executive
                  Analytics            Research and         capacities
                                       Analytics            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher M.    Vice                 None                 Mr. Holland has
Holland           President/Portfolio                       served in
                  Manager                                   various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael E.        Vice                 Vice                 Mr. Hughes has
Hughes            President/Senior     President/Senior     served in
                  Equity Analyst       Equity Analyst       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jordan L.         Vice                 Vice                 Mr. Irving has
Irving(14)        President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Cynthia Isom      Vice                 Vice                 Ms. Isom has
                  President/Senior     President/Portfolio  served in
                  Portfolio Manager    Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kenneth R.        Vice                 Vice                 Mr. Jackson has
Jackson           President/           President            served in
                  Quantitatitive       Quatntitative        various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Audrey E. Kohart  Vice                 Vice                 Ms. Kohart has
                  President/Financial  President/Financial  served in
                  Planning and         Planning and         various
                  Reporting            Reporting            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Andrew            Vice                 None                 Mr. Kronschnabel
Kronschnabel      President/High                            has served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Nikhil G.         Vice                 Vice                 Mr. Lalvani has
Lalvani           President/Senior     President/Senior     served in
                  Equity Analyst       Equity Analyst       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Steven T. Lampe   Vice                 Vice                 Mr. Lampe has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Alfio Leone IV    Vice                 None                 Mr. Leone has
                  President/High                            served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Anthony A.        Vice                 Vice                 Mr. Lombardi has
Lombardi(15)      President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Francis P. Magee  Vice                 None                 Mr. Magee has
                  President/Equity                          served in
                  Business Manager                          various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Charles (Tom)     Vice                 None                 Mr. McClintic
T. McClintic      President/High                            has served in
                  Yield Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael S.        Vice                 Vice                 Mr. Morris has
Morris            President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Scott Moses       Vice                 None                 Mr. Moses has
                  President/High                            served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Philip O. Obazee  Vice President/      Vice President/      Mr. Obazee has
                  Derivatives Manager  Derivatives          served in
                                       Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Donald G.         Vice                 Vice                 Mr. Padilla has
Padilla           President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ----------------- ------------------
Daniel J.         Vice                 Vice                 Mr. Prislin has
Prislin(16)       President/Senior     President/Senior     served in
                  Portfolio            Portfolio            various
                  Manager/Equity       Manager/Senior       executive
                  Analyst              Equity Analyst       capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Craig S. Remsen   Vice                 Vice                 Mr. Remsen has
                  President/Senior     President/Senior     served in
                  Credit Research      Credit Research      various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Carl Rice(17)     Vice                 Vice                 Mr. Rice has
                  President/Senior     President/Senior     served in
                  Investment           Investment           various
                  Specialist, Large    Specialist,          executive
                  Cap Value Focus      Large Cap Value      capacities
                  Equity               Focus Equity         within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph T. Rogina  Vice                 None                 Mr. Rogina has
                  President/Equity                          served in
                  Trader                                    various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kevin C. Schildt  Vice                 Vice                 Mr. Schildt has
                  President/Senior     President/Senior     served in
                  Municipal Credit     Municipal            various
                  Analyst              Credit Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard D.        Vice                 None                 Mr. Seidel has
Seidel            President/Assistant                       served in
                  Controller/-Assistant                     various
                  Treasurer                                 executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Assistant
                                                            Controller/Manager
                                                            - Payroll -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Brenda L.         Vice                 None                 Ms. Sprigman has
Sprigman          President/Business                        served in
                  Manager - Fixed                           various
                  Income                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael T.        Vice                 None                 Mr. Taggart has
Taggart           President/Facilities                      served in
                  & Administrative                          various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Matthew Todorow   Vice                 Vice                 Mr. Todorow has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Spencer M. Tullo  Vice                 None                 Mr. Tullo has
                  President/High                            served in
                  Yield Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Robert A.         Vice                 Vice                 Mr. Vogel has
Vogel, Jr.(18)    President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ------------------- ------------------
Lori P. Wachs     Vice                 Vice                 Ms. Wachs has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Laura A. Wagner   Vice President/      Vice President/      Ms. Wagner has
                  Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kathryn R.        Vice                 Vice                 Ms. Williams has
Williams          President/Associate  President/Associate  served in
                  Genera; Counsel/     Genera;              various
                  Assistant Secretary  Counsel/             executive
                                       Assistant            capacities
                                       Secretary            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James J. Wright   Vice                 None                 Mr. Wright has
                  President/Senior                          served in
                  Equity Analyst                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ----------------- ------------------

---------------------------------------------------------------------------
(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

          (a)(1)    Delaware  Distributors, L.P. serves as principal underwriter for all the  mutual  funds  in the  Delaware  Investments(R)
                    Family of Funds.

          (a)(2)    Information  with respect to each officer and partner of the principal  underwriter and the Registrant is provided below.
                    Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware  Distributors,  L.P. is
                    2005 Market Street, Philadelphia, PA 19103-7094.

--------------------------- ------------------------ ----------------------
                                                     Positions and
Name and Principal          Positions and Offices    Offices with
Business Address            with Underwriter         Registrant
--------------------------- ------------------------ ----------------------
Delaware Distributors,      General Partner          None
Inc.
--------------------------- ------------------------ ----------------------
Delaware Capital            Limited Partner          None
Management
--------------------------- ------------------------ ----------------------
Delaware Investment         Limited Partner          None
Advisers
--------------------------- ------------------------ ----------------------
Kevin J. Lucey              President/Chief          None
                            Executive Officer
--------------------------- ------------------------ ----------------------
Philip N. Russo             Executive Vice           None
                            President
--------------------------- ------------------------ ----------------------
Douglas L. Anderson         Senior Vice              None
                            President/Operations
--------------------------- ------------------------ ----------------------
Michael P. Bishof           Senior Vice              Senior Vice
                            President/Investment     President/Chief
                            Accounting               Financial Officer
--------------------------- ------------------------ ----------------------
Jeffrey M. Kellogg          Senior Vice              None
                            President/Senior
                            Product
                            Manager/Communications
                            Manager
--------------------------- ------------------------ ----------------------
Deb Landsman-Yaros          Senior Vice              None
                            President/Head of
                            Retail Investor
                            Services
--------------------------- ------------------------ ----------------------
Thomas M. McConnell         Senior Vice              None
                            President/Senior 529
                            Plans Product Manager
--------------------------- ------------------------ ----------------------
Carolyn McIntyre            Senior Vice              None
                            President/Human
                            Resources
--------------------------- ------------------------ ----------------------
Brian L. Murray, Jr.        Senior Vice              Senior Vice
                            President/Compliance     President/Chief
                                                     Compliance Officer
--------------------------- ------------------------ ----------------------
David P. O'Connor           Senior Vice              Senior Vice
                            President/Strategic      President/Strategic
                            Investment               Investment
                            Relationships and        Relationships and
                            Initiatives/General      Initiatives/General
                            Counsel                  Counsel/Chief Legal
                                                     Officer
--------------------------- ------------------------ ----------------------
Daniel J. Perullo           Senior Vice              None
                            President/Eastern
                            Director,
                            Institutional Sales
--------------------------- ------------------------ ----------------------
Robert E. Powers            Senior Vice              None
                            President/Senior
                            Domestic Sales Manager
--------------------------- ------------------------ ----------------------
Richard Salus               Senior Vice              None
                            President/Controller/
                            Treasurer/Financial
                            Operations Principal
--------------------------- ------------------------ ----------------------
James L. Shields            Senior Vice              None
                            President/Chief
                            Information Officer
--------------------------- ------------------------ ----------------------
Trevor M. Blum              Vice President/Senior    None
                            Consultant
                            Relationship Manager
--------------------------- ------------------------ ----------------------
E. Zoe Bradley              Vice President/Product   None
                            Management Manager
--------------------------- ------------------------ ----------------------
Mel Carrozza                Vice President/Client    None
                            Services
--------------------------- ------------------------ ----------------------
Anthony G. Ciavarelli       Vice                     Vice
                            President/Counsel/       President/Associate
                            Assistant Secretary      General
                                                     Counsel/Assistant
                                                     Secretary
--------------------------- ------------------------ ----------------------
David F. Connor             Vice President/Deputy    Vice
                            General Counsel/         President/Deputy
                            Secretary                General
                                                     Counsel/Secretary
--------------------------- ------------------------ ----------------------
Joel A. Ettinger            Vice President/Taxation  Vice
                                                     President/Taxation
--------------------------- ------------------------ ----------------------
Edward M. Grant             Vice President/Senior    None
                            Domestic Sales Manager
--------------------------- ------------------------ ----------------------
Audrey Kohart               Vice                     Vice
                            President/Financial      President/Financial
                            Planning and Reporting   Planning and
                                                     Reporting
--------------------------- ------------------------ ----------------------
Josephine O'Brien           Vice President/RFP       None
                            Group Manager
--------------------------- ------------------------ ----------------------
Marlene D. Petter           Vice                     None
                            President/Marketing
                            Communications
--------------------------- ------------------------ ----------------------
Christian Reimer            Vice President/529       None
                            Plans Product Manager
--------------------------- ------------------------ ----------------------
Richard D. Seidel           Vice                     None
                            President/Assistant
                            Controller/Assistant
                            Treasurer
--------------------------- ------------------------ ----------------------
Michael T. Taggart          Vice                     None
                            President/Facilities &
                            Administrative Services
--------------------------- ------------------------ ----------------------
Molly Thompson              Vice                     None
                            President/Associate
                            Product Management
                            Manager
--------------------------- ------------------------ ----------------------
Kathryn R. Williams         Vice President/Senior    Vice
                            Counsel/ Assistant       President/Associate
                            Secretary                General
                                                     Counsel/Assistant
                                                     Secretary
--------------------------- ------------------------ ----------------------

     (b)(1)    Lincoln Financial Distributors, Inc.  (LFD)  serves as  financial intermediary  wholesaler for all the mutual funds in the Delaware
               Investments Family of Funds.

     (b)(2)    Information  with  respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

--------------------------- --------------------------- ---------------------
Name and Principal          Positions and Office with      Positions and
                                                            Offices with
Business Address            LFD                              Registrant
--------------------------- --------------------------- ---------------------
Westley V. Thompson         President/Chief Executive           None
                            Officer
--------------------------- --------------------------- ---------------------
David M. Kittredge          Senior Vice President               None
--------------------------- --------------------------- ---------------------
Terrance Mullen             Senior Vice President               None
--------------------------- --------------------------- ---------------------
Donald Roberson             Senior Vice President               None
--------------------------- --------------------------- ---------------------
Margaret Skinner            Senior Vice President               None
--------------------------- --------------------------- ---------------------
David L. Ahrendt(1)         Vice President                      None
--------------------------- --------------------------- ---------------------
Patrick J. Caulfield(2)     Vice President/Chief                None
                            Compliance Officer
--------------------------- --------------------------- ---------------------
Phillip Cramer              Vice President                      None
--------------------------- --------------------------- ---------------------
Frederick J. Crawford       Vice President/Treasurer            None
--------------------------- --------------------------- ---------------------
Daniel P. Hickey(2)         Vice President                      None
--------------------------- --------------------------- ---------------------
Rochelle Krombolz           Vice President                      None
--------------------------- --------------------------- ---------------------
William Lamoin              Vice President                      None
--------------------------- --------------------------- ---------------------
Gregory Smith               Vice President                      None
--------------------------- --------------------------- ---------------------
Michael S. Smith(3)         Vice President/Chief                None
                            Financial Officer/Chief
                            Administrative Officer
--------------------------- --------------------------- ---------------------
Joyce L. Byrer              Secretary                           None
--------------------------- --------------------------- ---------------------

-----------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

-----------------------------------------------------------------------------

          (c)   Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940
          and the rules under that section are maintained at 2005 Market Street,
          Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas City, MO
          64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City  of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  3rd day of
January, 2007.

                                 VOYAGEUR MUTUAL FUNDS

                                  By:       /s/ Patrick P. Coyne
                                                Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                         Title                        Date
----------------------------- -------------------------------- -----------------

/s/ Patrick P. Coyne          Chairman/President/Chief         January 3, 2007
Patrick P. Coyne              Executive Officer
                              (Principal Executive
                              Officer) and Trustee

Thomas L. Bennett      *      Trustee                          January 3, 2007
Thomas L. Bennett

John A. Fry            *      Trustee                          January 3, 2007
John A. Fry

Anthony D. Knerr       *      Trustee                          January 3, 2007
Anthony D. Knerr

Lucinda S. Landreth    *      Trustee                          January 3, 2007
Lucinda S. Landreth

Ann R. Leven           *      Trustee                          January 3, 2007
Ann R. Leven

Thomas F. Madison      *      Trustee                          January 3, 2007
Thomas F. Madison

Janet L. Yeomans       *      Trustee                          January 3, 2007
Janet L. Yeomans

J. Richard Zecher      *      Trustee                          January 3, 2007
J. Richard Zecher

Richard Salus          *      Senior Vice President/Chief      January 3, 2007
Richard Salus                 Financial Officer
                              (Principal Financial
                              Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                               each of the persons
                                    indicated
                             (Pursuant to Powers of
                            Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                             (Voyageur Mutual Funds)

Exhibit No.         Exhibit
------------------- ------------------------------------------------------------
EX-99.e.1.ii        Form of Third Amended and Restated Financial Intermediary
                    Distribution    Agreement    between    Lincoln    Financial
                    Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.i         Executed Schedule B (December 1, 2006) to the Shareholder
                    Services Agreement

EX-99.h.2.ii        Executed Amendment No. 31 (August 31, 2006) to Schedule A to
                    the  Delaware  Investments  Family of Funds Fund  Accounting
                    Agreement

EX-99.h.3           Form   of  Investment  Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant, on behalf of each Fund

EX-99.j.1           Consent  of  Independent  Registered  Public Accounting Firm
                    (January 2, 2007)

EX-99.j.2           Consent  of  Independent  Registered  Public Accounting Firm
                    (January 2, 2007)

EX-99.p.1           Code  of Ethics for the Delaware Investments Family of Funds
                    (February 2006)

EX-99.p.2           Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware Distributors, L.P.) (February 2006)

EX-99.p.3           Code  of  Ethics  for  Lincoln  Financial Distributors, Inc.
                    (December 2005)

EX-99.q             Powers of Attorney (November 15, 2006)